MUNICIPAL BOND FUNDS
                               SEMI-ANNUAL REPORT
                               For the six months ended December 31, 2001

                                                   [ONE GROUP MUTUAL FUNDS LOGO]

                               ONE GROUP(R) SHORT-TERM MUNICIPAL BOND FUND
                               ONE GROUP(R) INTERMEDIATE TAX-FREE BOND FUND
                               ONE GROUP(R) TAX-FREE BOND FUND
                               ONE GROUP(R) MUNICIPAL INCOME FUND
                               ONE GROUP(R) ARIZONA MUNICIPAL BOND FUND
                               ONE GROUP(R) KENTUCKY MUNICIPAL BOND FUND
                               ONE GROUP(R) LOUISIANA MUNICIPAL BOND FUND
                               ONE GROUP(R) MICHIGAN MUNICIPAL BOND FUND
                               ONE GROUP(R) OHIO MUNICIPAL BOND FUND
                               ONE GROUP(R) WEST VIRGINIA MUNICIPAL BOND FUND

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

     This material must be preceded or accompanied by a current prospectus.

Table of Contents
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                         DECEMBER 31, 2001

Schedules of Portfolio Investments .........................    2
Statements of Assets and Liabilities .......................   82
Statements of Operations ...................................   84
Statements of Changes in Net Assets ........................   86
Schedules of Capital Stock Activity ........................   88
Financial Highlights .......................................   92
Notes to Financial Statements ..............................  104

One Group Mutual Funds
Short-Term Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS (84.2%):
Alabama (1.4%):
 $   500    21st Century Tobacco Settlement
              Revenue, 5.25%, 12/1/03 ...........  $    517
   2,110    Birmingham, GO, Series A, 5.25%,
              5/1/08 ............................     2,240
                                                   --------
                                                      2,757
                                                   --------
Arizona (4.1%):
   5,000    Capital Facilities Finance, Student
              Housing Revenue, Northern Arizona
              University, Project A, 4.00%,
              8/1/33, Putable 10/30/04 @ 100 ....     5,091
   1,000    Gila County IDA, Revenue, Cobre
              Valley Community Hospital, 5.38%,
              12/1/07 ...........................     1,044
   2,000    Salt River Project, Agriculture
              Improvement & Power District,
              Electric Systems Revenue, Series A,
              5.63%, 1/1/06 .....................     2,159
                                                   --------
                                                      8,294
                                                   --------
Arkansas (2.5%):
   2,000    Fort Smith, Sales and Use Tax
              Revenue, Series A, 4.00%,
              12/1/06 ...........................     2,026
   3,045    University of Arkansas, Athletic
              Facility, Razorback Stadium
              Project, 3.55%, 12/1/21, Putable
              12/1/06 @ 100 .....................     2,976
                                                   --------
                                                      5,002
                                                   --------
California (1.6%):
       5    Lake Elsinore Redevelopment Agency,
              Multi-Family Revenue, Lakeside
              Village, Series A, 6.27%,
              1/25/31 ...........................         5
     400    San Diego County, Certificates of
              Participation, 4.70%, 9/1/02 ......       405
     465    San Diego Housing Authority,
              Multi-Family Housing Revenue,
              Harbor View Villas Apartments,
              Series H, 3.65%, 1/15/04 ..........       464
   2,315    Statewide Community Development
              Authority, Multi-Family Housing,
              Serenity Villas Apartments, 3.80%,
              7/1/05 ............................     2,299
                                                   --------
                                                      3,173
                                                   --------
Colorado (12.3%):
   4,250    Arapahoe County, Highway Revenue,
              Series C, 0.00%, 8/31/15, Callable
              8/31/05 @ 48.60 ...................     1,810

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
 $ 1,000    Boulder County, Hospital Revenue,
              Longmont Hospital Project, 5.05%,
              12/1/05 ...........................  $  1,044
     500    Denver City & County, Airport
              Revenue, AMT, 5.50%, 11/15/03 .....       522
   9,750    Denver City & County, School District
              #1, GO, Series A, 0.00%,
              12/1/06 ...........................     8,006
     800    Denver City and County Airport
              Revenue, Series A, 7.20%,
              11/15/02 ..........................       831
     220    El Paso County, School District #49,
              0.00%, 12/1/04, FGIC ..............       200
     220    El Paso County, School District #49,
              0.00%, 12/1/05, FGIC ..............       190
     535    Foothills Park & Recreation District,
              Subdistrict A, GO, 0.00%, 12/1/04,
              FSA ...............................       485
     230    Foothills Park & Recreation District,
              Subdistrict A, GO, 0.00%, 12/1/05,
              FSA ...............................       198
   2,000    Health Facilities Authority, Catholic
              Health Initiatives, 4.00%,
              9/1/05 ............................     2,014
   1,500    Housing and Finance Authority,
              4.00%, 2/1/12, Callable
              8/1/11 @ 102 ......................     1,521
   1,360    Housing Finance Authority, GO,
              6.80%, 8/1/14, Callable
              8/1/02 @ 102 ......................     1,427
   1,485    San Miguel County, Mountain Village
              Metropolitan District, GO, 8.10%,
              12/1/11, Callable 12/1/02 @ 101 ...     1,538
   5,000    Tower Metropolitan District, 4.00%,
              12/1/30, Putable 11/30/05 @ 100 ...     4,986
                                                   --------
                                                     24,772
                                                   --------
Delaware (1.3%):
   2,625    Clipper Caraval Tax-Exempt Certified
              Trust, Revenue, Series 98-1, 4.50%,
              10/6/05, AMBAC ....................     2,678
                                                   --------
District of Columbia (1.5%):
     810    Housing Finance Agency,
              Multi-Family Housing Revenue, Haven
              House Cooperative Project, Series
              B, AMT, 5.55%, 12/1/22 ............       830
   1,185    Housing Finance Agency,
              Multi-Family Mortgage Revenue,
              Congress Park Plaza Project, Series
              A, 6.20%, 11/20/03, GNMA ..........     1,222

                                       2
Continued

One Group Mutual Funds
Short-Term Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
District of Columbia, continued:
 $ 1,000    Washington D.C. Convention Center
              Authority, Dedicated Tax Revenue,
              4.75%, 10/1/04, AMBAC .............  $  1,045
                                                   --------
                                                      3,097
                                                   --------
Florida (8.2%):
   2,785    Capital Projects Finance Authority,
              Revenue, AAAE Airports Project,
              Series I, 4.25%, 6/1/05, MBIA .....     2,863
     250    Gas Utility Revenue, Gas Project #1,
              5.00%, 12/1/05, FSA ...............       264
     250    Gas Utility Revenue, Gas Project #1,
              5.00%, 12/1/06, FSA ...............       263
     250    Gulf Breeze Revenue, 4.60%, 12/1/15,
              Putable 12/1/05 @ 100, FGIC .......       260
   2,750    Hillsborough County Hospital
              Authority, Hospital Revenue, Tampa
              General Hospital Project, 6.38%,
              10/1/13, Callable 10/1/02 @ 102 ...     2,871
  10,000    University Athletic Association,
              Inc., 3.50%, 10/1/31, Putable
              10/1/06 @ 100 .....................     9,926
     250    West Orange Healthcare District,
              Series A, 5.00%, 2/1/04 ...........       257
                                                   --------
                                                     16,704
                                                   --------
Georgia (1.6%):
     200    Fulton County Residential Care
              Facilities, Revenue, Canterbury
              Court Project, 4.80%, 10/1/02 .....       204
     215    Fulton County Residential Care
              Facilities, Revenue, Canterbury
              Court Project, 4.95%, 10/1/03 .....       224
   1,290    Gainesville and Hall County Hospital
              Authority, Northeast Health Systems
              Income Project, 3.75%, 5/15/06 ....     1,260
   1,465    Savannah Economic Development
              Revenue, College of Art & Design
              Project, 6.00%, 10/1/03 ...........     1,513
                                                   --------
                                                      3,201
                                                   --------
Idaho (0.9%):
   1,800    Indianapolis Public Improvement
              Bond, Revenue, Series A, 5.00%,
              7/1/05 ............................     1,886
                                                   --------
Illinois (2.8%):
     175    Cicero Tax Increment, Series A,
              5.38%, 12/1/13, Callable 12/1/03 @
              102, FGIC .........................       179

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Illinois, continued:
 $ 1,735    Cook County High School District
              #202, Evanston Township, Capital
              Appreciation, GO, 0.00%, 12/1/04,
              FSA ...............................  $  1,576
     890    Cook County School District #151,
              0.00%, 12/1/03, FSA ...............       845
     890    Cook County School District #151,
              0.00%, 12/1/04, FSA ...............       808
     890    Cook County School District #151,
              0.00%, 12/1/05, FSA ...............       769
     765    Cook County School District #151,
              0.00%, 12/1/06, FSA ...............       628
   1,000    Kane, McHenry, Cook and De Kalb
              Counties, Unit School District
              #300, 0.00%, 12/1/04, AMBAC .......       908
                                                   --------
                                                      5,713
                                                   --------
Indiana (0.3%):
     540    Health Facilities Financing
              Authority, Hospital Revenue,
              Lafayette Home Hospital Project,
              5.75%, 8/1/08, Callable 2/1/03 @
              102 ...............................       554
                                                   --------
Kentucky (3.3%):
   1,000    Carrollton & Henderson Public
              Energy Authority, Gas Revenue,
              Series B, 4.20%, 1/1/05, FSA ......     1,018
   4,575    Logan/Todd Regional Water
              Commission, Revenue, 3.38%, 8/1/03,
              Callable 8/1/02 @ 100 .............     4,587
   1,000    Winchester Industrial Building
              Revenue, 7.75%, 7/1/12, Callable
              7/1/02 @ 102 ......................     1,030
                                                   --------
                                                      6,635
                                                   --------
Louisiana (0.3%):
     605    Greater Baton Rouge Parking
              Authority, Sales & Use Tax,
              Revenue, 6.38%, 7/1/03, Callable
              7/1/02 @ 100 ......................       608
                                                   --------
Maine (0.4%):
     770    Educational Loan Marketing Corp.,
              Student Loan Revenue, AMT, 6.90%,
              11/1/03 ...........................       796
                                                   --------
Massachusetts (3.0%):
   3,880    New England Education Loan
              Marketing Corp., Student Loan
              Revenue, Series F, AMT, 5.63%,
              7/1/04, GSL .......................     4,080

                                       3
Continued

One Group Mutual Funds
Short-Term Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Massachusetts, continued:
 $ 1,000    New England Education Loan
              Marketing Corp., Student Loan
              Revenue, Series A, AMT, 5.70%,
              7/1/05 ............................  $  1,062
   1,000    State Health and Educational
              Facilities Authority, Revenue, Eye
              and Ear Infirmary, Series B, 4.30%,
              7/1/03 ............................     1,019
                                                   --------
                                                      6,161
                                                   --------
Michigan (0.9%):
   1,000    State Building Authority, Revenue,
              Facilities Program, Series I,
              5.00%, 10/15/06 ...................     1,059
     790    State Housing Development
              Authority, Revenue, Series B, AMT,
              4.60%, 12/1/28, Callable 11/1/08 @
              101 ...............................       801
                                                   --------
                                                      1,860
                                                   --------
Mississippi (1.4%):
   1,440    Higher Education Assistance Corp.,
              Student Loan Revenue, Series C,
              AMT, 6.50%, 7/1/04, Callable
              7/1/02 @ 102, GSL .................     1,487
   1,000    Higher Education Assistance Corp.,
              Student Loan Revenue, Series C,
              AMT, 6.60%, 1/1/05, Callable
              7/1/02 @ 102, GSL .................     1,031
     380    Higher Education Assistance Corp.,
              Student Loan Revenue, Series C,
              AMT, 6.05%, 9/1/07, Callable
              9/1/02 @ 102, GSL .................       390
                                                   --------
                                                      2,908
                                                   --------
Missouri (5.4%):
   2,000    St. Louis Airport Revenue, 6.25%,
              1/1/03 ............................     2,039
   1,375    St. Louis County, Rockwood School
              District #R-6, State Aid 4.00%,
              2/1/08 ............................     1,371
   4,570    St. Louis, IDA, Multi-Family Housing
              Revenue, 5.22%, 11/15/29, Putable
              11/15/04 @ 100 ....................     4,597
   2,700    State Development Finance Board,
              Infrastructure Facilities Revenue,
              2.30%, 4/1/02, Callable
              2/1/02 @ 100 ......................     2,700

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Missouri, continued:
 $   260    State Housing Development
              Community, Multi-Family Housing
              Revenue, Series I, 4.20%, 12/1/06,
              FHA ...............................  $    263
                                                   --------
                                                     10,970
                                                   --------
Montana (1.1%):
   2,500    Forsyth, PCR, Portland General
              Electric Co., Series A, 4.60%,
              5/1/33, Putable 5/1/03 @ 100 ......     2,306
                                                   --------
Nebraska (0.4%):
     500    American Public Energy Agency, Gas
              Supply Revenue, Public Gas Agency
              Project, Series C, 4.00%,
              9/1/04 ............................       507
     330    American Public Energy Agency, Gas
              Supply Revenue, Public Gas Agency
              Project, Series C, 4.00%,
              9/1/05 ............................       333
                                                   --------
                                                        840
                                                   --------
New Jersey (0.6%):
   1,220    Mercer County, Import Authority
              Revenue, State Justice Complex,
              Series A, 4.63%, 1/1/06 ...........     1,251
                                                   --------
New Mexico (2.8%):
   5,455    Educational Assistance Foundation,
              Student Loan Revenue, Series A,
              AMT, 6.85%, 4/1/05, Callable
              4/1/02 @ 102, AMBAC ...............     5,598
                                                   --------
New York (0.4%):
     350    New York, GO, Series A, 6.25%,
              8/1/08, Callable 8/1/04 @ 101.5 ...       381
     500    New York Tobacco Trust I, Revenue,
              5.25%, 6/1/03 .....................       506
                                                   --------
                                                        887
                                                   --------
North Carolina (0.5%):
     500    Eastern Municipal Power Agency,
              Systems Revenue, 5.50%, 1/1/05,
              MBIA ..............................       532
     505    Northern Hospital District, Surry
              County, Health Care Facilities
              Revenue, 5.00%, 10/1/05 ...........       528
                                                   --------
                                                      1,060
                                                   --------
Ohio (6.5%):
      65    Capital Corp., Mortgage Revenue,
              Section 8, Series G, 7.25%,
              2/1/02 ............................        65

                                       4
Continued

One Group Mutual Funds
Short-Term Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $    35    Capital Corp., Mortgage Revenue,
              Section 8, Series F, 6.75%,
              2/1/03 ............................  $     35
     365    Capital Corp., Mortgage Revenue,
              Section 8, Series O, 6.75%, 2/1/05,
              Callable 2/1/03 @ 100, FHA ........       374
     100    Capital Corp., Mortgage Revenue,
              Section 8, Series C, 7.00%, 2/1/05,
              Callable 8/1/03 @ 100, FHA ........       100
     190    Capital Corp., Mortgage Revenue,
              Section 8, Series F, 7.00%, 2/1/05,
              Callable 8/1/03 @ 100, FHA ........       190
     650    East Liverpool, Hospital Authority,
              Revenue, Series B, 8.13%, 10/1/11,
              Callable 10/1/02 @ 101 ............       664
   1,800    Franklin County Housing Revenue,
              Gender Road Limited Partnership
              Project, AMT, 5.05%, 7/1/05 .......     1,879
   1,275    Franklin County, EDR, Capitol South
              Community Urban, 4.75%, 6/1/05 ....     1,309
   3,115    Hamilton County, Hospital Facilities
              Revenue, Bethesda Hospital, Series
              A, 6.25%, 1/1/12, Callable 1/1/03 @
              102 ...............................     3,311
     275    Housing Finance Agency, Mortgage
              Revenue, 5.38%, 9/1/19, Callable
              3/1/07 @ 102 ......................       283
   1,805    Lucas County Port Authority,
              Revenue, Series B, AMT, 5.63%,
              11/15/04 ..........................     1,872
   2,925    State, EDR, Sysco Food Services -
              Cleveland, 6.60%, 12/1/03 .........     3,132
                                                   --------
                                                     13,214
                                                   --------
Oklahoma (1.3%):
     500    Grady County, Individual Authority
              Lease Revenue, Correctional
              Facilities, 5.00%, 11/1/04,
              MBIA ..............................       523
   2,000    Housing Finance Agency,
              Multi-Family Housing Revenue,
              Rental Series A-3, 5.50%, 11/1/25,
              Callable 5/1/05 @ 100, FNMA .......     2,101
                                                   --------
                                                      2,624
                                                   --------
Oregon (2.6%):
   1,000    Clackamas Community College
              District, GO, 5.25%, 12/1/09,
              Callable 6/1/03 @ 104 .............     1,051

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Oregon, continued:
 $ 1,400    Clackamas County Hospital Facility
              Authority, Revenue, Kaiser
              Permanente, Series A, 6.50%,
              4/1/11,
              Callable 4/1/02 @ 101 .............  $  1,423
   2,735    Grants Pass Urban Renewal Agency,
              Parkway Redevelopment Area, 5.00%,
              8/1/08 ............................     2,838
                                                   --------
                                                      5,312
                                                   --------
Pennsylvania (1.2%):
   2,350    Philadelphia Airport Revenue, Series
              A, AMT, 5.50%, 6/15/05, AMBAC .....     2,471
                                                   --------
South Carolina (1.6%):
   3,080    Greenville Hospital Systems,
              Hospital Facilities Revenue, Series
              A, 5.10%, 5/1/05 ..................     3,222
                                                   --------
Tennessee (3.1%):
   1,115    Dyer County, Industrial Development
              Board, IDR, Association Project -
              Kroger Co., 6.00%, 2/1/07, Callable
              2/1/04 @ 102 ......................     1,110
   4,475    Memphis-Shelby County Airport,
              Revenue, Federal Express Corp.,
              6.75%, 9/1/12, Callable 9/1/02
              @ 102 .............................     4,606
     610    Tennergy Corp., Gas Revenue,
              4.50%, 6/1/02, MBIA ...............       616
                                                   --------
                                                      6,332
                                                   --------
Texas (3.7%):
   1,400    Brazos River Authority, Pollution
              Control Revenue, 4.75%, 5/1/29,
              Putable 11/1/06 @ 100 .............     1,399
   3,345    Houston Airport Systems Revenue,
              4.00%, 7/1/07, FGIC ...............     3,268
   1,000    Lewisville Combination Contract
              Revenue, 4.90%, 11/1/02 ...........     1,015
   1,555    Southeast Housing Finance Corp.,
              Residual Revenue, Series A, 0.00%,
              11/1/14, Prerefunded 5/1/05 @
              56.09, ETM ........................       771
   1,020    State Department of Housing &
              Community Affairs, Single Family
              Revenue, Series E, 5.00%,
              3/1/03 ............................     1,044
                                                   --------
                                                      7,497
                                                   --------

                                       5
Continued

One Group Mutual Funds
Short-Term Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
 Utah (0.8%):
 $   500    Utah State, Board of Regents,
              Student Loan Revenue, 6.25%,
              11/1/03 ...........................  $    525
   1,000    Utah State, Board of Regents,
              Student Loan Revenue, 6.35%
              11/1/04 ...........................     1,051
                                                   --------
                                                      1,576
                                                   --------
Virgin Islands (0.3%):
     240    University of the Virgin Islands,
              Refunding & Improvement, Series A,
              4.85%, 12/1/03, ACA ...............       248
     385    University of the Virgin Islands,
              Refunding & Improvement, Series A,
              5.05%, 12/1/05, ACA ...............       402
                                                   --------
                                                        650
                                                   --------
Virginia (1.2%):
     680    State Housing Development
              Authority, Multi-Family Housing,
              Series B, 4.20%, 5/1/04 ...........       692
     445    State Housing Development
              Authority, Rental Housing, Series
              F, AMT, 4.20%, 5/1/05 .............       453
     650    State Housing Development
              Authority, Rental Housing, Series
              F, AMT, 4.30%, 5/1/06 .............       660
     650    State Housing Development
              Authority, Rental Housing, Series
              F, AMT, 4.40%, 5/1/07 .............       655
                                                   --------
                                                      2,460
                                                   --------
Washington (2.4%):
   1,680    Clark County, Industrial Revenue,
              Solid Waste Disposal Project,
              4.65%, 8/1/07, Putable 8/1/02 @
              100 ...............................     1,693
   1,000    State Public Power, Supply System
              Revenue, Nuclear Project #2, 4.80%,
              7/1/04 ............................     1,036
   2,000    State Public Power, Supply System
              Revenue, Nuclear Project #2, Series
              A, 6.10%, 7/1/06 ..................     2,172
                                                   --------
                                                      4,901
                                                   --------
Wisconsin (0.5%):
     540    Housing and Economic Development
              Authority, Homeownership Revenue,
              Series F, 4.10%, 7/1/03 ...........       549

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Wisconsin, continued:
 $   550    Housing and Economic Development
              Authority, Homeownership Revenue,
              Series F, 4.20%, 1/1/04 ...........  $    558
                                                   --------
                                                      1,107
                                                   --------
  Total Municipal Bonds                             171,077
                                                   --------
WEEKLY DEMAND NOTES (0.3%):
Minnesota (0.3%):
     500    Rochester Health Care Facility
              Revenue, Mayo Medical Center,
              Series E, 3.50%, 11/15/12, Callable
              11/15/02 @ 102* ...................       526
                                                   --------
  Total Weekly Demand Notes                             526
                                                   --------
MONTHLY DEMAND NOTES (11.3%):
Arizona (4.8%):
  10,000    Pima County, IDA, Single Family
              Mortgage Revenue, 1.83%,
              10/25/10* .........................     9,999
                                                   --------
California (1.3%):
   2,544    Anaheim Housing Authority,
              Multi-Family Housing Revenue, AMT,
              5.03%, 2/15/33, Puttable 8/20/02 @
              100* ..............................     2,550
                                                   --------
Kentucky (0.3%):
     500    Jefferson County Hospital Revenue,
              8.94%, 10/23/14, Callable 10/1/02 @
              104, MBIA* ........................       538
                                                   --------
Texas (4.9%):
   3,967    Garland, Housing Finance Corp.,
              Revenue, 3.53%, 6/24/05* ..........     3,967
   3,923    Grand Prairie, Housing Finance
              Corp., Revenue, AMT, 1.83%,
              7/25/05* ..........................     3,923
   2,000    Sabine River Authority, Pollution
              Control Revenue, 4.00%, 5/1/28,
              Putable 11/1/03 @ 100* ............     1,999
                                                   --------
                                                      9,889
                                                   --------
  Total Monthly Demand Notes                         22,976
                                                   --------
INVESTMENT COMPANIES (3.9%):
     300    Blackrock Municipal Target Term
              Trust .............................     3,138

                                       6
Continued

One Group Mutual Funds
Short-Term Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
INVESTMENT COMPANIES, CONTINUED:
   4,712    Blackrock Provident Institutional
              Funds, Tax-Free Money Market ......  $  4,712
                                                   --------
                       Total Investment Companies     7,850
                                                   --------
                         Total (Cost $201,518)(a)  $202,429
                                                   ========

------------
Percentages indicated are based on net assets of $203,069.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $1,538
                   Unrealized depreciation......................    (627)
                                                                  ------
                   Net unrealized appreciation (depreciation)...  $  911
                                                                  ======

   Aggregate cost for federal income tax purposes is substantially the same.

 * Variable rate securities having liquidity sources through bank letters of credit or other cards and/or liquidity agreements. The interest rate, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2001.

See notes to financial statements.

One Group Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS (95.1%):
Alabama (2.3%):
 $ 1,000    21st Century Authority, Tobacco
              Settlement Revenue, 5.00%,
              12/1/07 ...........................  $  1,024
   1,000    21st Century Authority, Tobacco
              Settlement Revenue, 5.15%, 12/1/10,
              Callable 6/1/10 @ 102 .............     1,023
   1,510    21st Century Authority, Tobacco
              Settlement Revenue, 5.25%, 12/1/11,
              Callable 6/1/10 @ 102 .............     1,523
   7,750    Courtland Industrial Development
              Board, Solid Waste Disposal
              Revenue, Series A, AMT, 6.50%,
              9/1/25, Callable 9/1/05 @ 102 .....     7,918
   4,300    University of Alabama, University
              Revenue, 5.50%, 10/1/12, Callable
              10/1/09 @ 100, FGIC ...............     4,557
                                                   --------
                                                     16,045
                                                   --------
Alaska (2.6%):
   7,000    North Slope Boro, Capital
              Appreciation, GO, Series B, 0.00%,
              6/30/07, MBIA .....................     5,530
   1,000    North Slope Boro, Capital
              Appreciation, GO, Series B, 0.00%,
              6/30/09, MBIA .....................       706
   1,795    North Slope Boro, Capital
              Appreciation, GO, Series B, 0.00%,
              6/30/11, MBIA .....................     1,130
   3,235    Northern Tobacco Securitization
              Corp., Tobacco Settlement Revenue,
              5.40%, 6/1/08 .....................     3,371
   2,890    State, IDA, Revenue, Series A, AMT,
              5.70%, 4/1/11, Callable 4/1/07 @
              102 ...............................     3,037
   1,000    Student Loan Corp., Student Loan
              Revenue, Series A, AMT, 5.50%,
              7/1/04, Callable 7/1/03 @ 100 .....     1,028
   1,480    Student Loan Corp., Student Loan
              Revenue, Series A, AMT, 5.10%,
              7/1/10, Callable 7/1/09 @ 100,
              AMBAC .............................     1,500
   1,560    Student Loan Corp., Student Loan
              Revenue, Series A, AMT, 5.20%,
              7/1/11, Callable 7/1/09 @ 100,
              AMBAC .............................     1,581
                                                   --------
                                                     17,883
                                                   --------
Arizona (2.6%):
   1,340    Gila County, IDA, Hospital Revenue,
              Cobre Valley Community Hospital,
              5.75%, 12/1/12, Callable 12/1/10 @
              101, ACA ..........................     1,394

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $ 1,005    Maricopa County, IDA, Single Family
              Mortgage Revenue, Capital
              Appreciation, Series 83A, 0.00%,
              12/31/14, ETM .....................  $    522
   1,750    Mesa Street & Highway Revenue, 5.00%,
              7/1/13, Callable 7/1/09 @ 100,
              FSA ...............................     1,785
   5,250    Mesa Utility System Revenue, 5.00%,
              7/1/13, Callable 7/1/09 @ 100,
              FGIC ..............................     5,354
   1,075    Phoenix, IDA, Government Office Lease
              Revenue, 5.00%, 9/15/12, Callable
              9/15/10 @ 100, AMBAC ..............     1,101
   1,900    Phoenix, IDA, Government Office Lease
              Revenue, 5.00%, 9/15/13, Callable
              9/15/10 @ 100, AMBAC ..............     1,933
   1,875    Phoenix, IDA, Government Office Lease
              Revenue, 5.10%, 9/15/14, Callable
              9/15/10 @ 100, AMBAC ..............     1,908
     745    Pima County, IDA, Education Revenue,
              Charter Schools Project, Series A,
              6.25%, 7/1/13, Callable 7/1/11 @
              100 ...............................       756
   1,015    Salt River Project, Improvement &
              Power District, Electric Systems
              Revenue, Series C, 4.90%, 1/1/08,
              Callable 1/1/04 @ 102 .............     1,045
   1,000    Tempe, IDA, Multi-Family Revenue,
              Series A, 6.13%, 6/1/10, Callable
              6/1/03 @ 102, FHA .................     1,028
     750    Tucson, Water Revenue, 5.50%, 7/1/08,
              FGIC ..............................       802
     500    Tucson, Water Revenue, 5.50%, 7/1/14,
              Callable 7/1/12 @ 102, FGIC .......       526
                                                   --------
                                                     18,154
                                                   --------
Arkansas (1.4%):
   4,365    Fort Smith, Sales & Use Tax, Revenue,
              Series B, 3.90%, 12/1/09 ..........     4,191
   1,000    Greene County, Sales & Use Tax,
              Revenue, 5.00%, 6/1/19, Callable
              6/1/11 @ 100, FGIC ................     1,002
   2,820    State Development Authority, Single
              Family Mortgage Revenue, 6.50%,
              2/1/11, Callable 10/1/07 @ 103 ....     2,953
   1,250    University of Arkansas, University
              Revenue, Student Fees, 4.75%,
              12/1/21, Callable 12/1/11 @ 100,
              FSA ...............................     1,159
                                                   --------
                                                      9,305
                                                   --------

                                       8
Continued

One Group Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
California (1.3%):
 $ 1,945    ABAG Finance Authority, Multi-Family
              Housing Revenue, AMT, 6.75%,
              4/20/07, GNMA .....................  $  2,059
   2,000    ABAG Finance Authority, Multi-Family
              Housing Revenue, AMT, 5.70%,
              11/1/26, Callable 11/1/06 @ 100 ...     2,049
   2,450    Infrastructure & Economic Development
              Revenue, J. David Gladstone
              Institutional Project, 4.00%,
              10/1/08 ...........................     2,422
   2,100    Infrastructure & Economic Development
              Revenue, J. David Gladstone
              Institutional Project, 5.00%,
              10/1/13, Callable 10/1/11 @ 101 ...     2,109
                                                   --------
                                                      8,639
                                                   --------
Colorado (5.4%):
   1,135    Arapahoe County, School District #1,
              Englewood, Capital Appreciation,
              GO, 0.00%, 11/1/09, FSA ...........       792
   1,000    Arapahoe County, School District #5,
              Cherry Creek, GO, 6.00%, 12/15/14,
              Callable 12/15/09 @ 100 ...........     1,093
   1,270    Clear Creak School District, GO,
              6.25%, 12/1/12, Callable 12/1/10 @
              100, FSA ..........................     1,433
   1,060    Clear Creak School District, GO,
              6.25%, 12/1/14, Callable 12/1/10 @
              100, FSA ..........................     1,191
   1,640    Denver City & County, Airport
              Revenue, Series B, AMT, 5.75%,
              11/15/09, Callable 11/15/06 @ 102,
              MBIA ..............................     1,733
   5,000    El Paso County, School District #11,
              Colorado Springs, GO, 7.13%,
              12/1/19, Callable 12/1/07 @ 125 ...     6,213
   4,390    Health Facilities Authority, Revenue,
              Steamboat Springs, 5.75%, 9/15/22,
              Callable 9/15/08 @ 101 ............     4,069
   4,000    Housing Finance Authority,
              Multi-Family Insured Mortgage
              Revenue, Series C-3, 5.65%,
              10/1/15, Callable 11/1/02 @ 100,
              FHA ...............................     4,001
     600    Housing Finance Authority, Revenue,
              5.38%, 8/1/12, Callable 8/1/10 @
              102 ...............................       617
      45    Housing Finance Authority, Single
              Family Housing Revenue, Sub-Series
              B, 5.63%, 5/1/04 ..................        46
   1,910    Housing Finance Authority, Single
              Family Housing Revenue, Series B-3,
              6.80%, 11/1/28, Callable 5/1/07 @
              105 ...............................     2,045

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
 $ 1,135    Housing Finance Authority, Single
              Family Program Revenue, Series C,
              4.88%, 8/1/13, Callable 8/1/11 @
              102 ...............................  $  1,133
   1,065    Housing Finance Authority, Single
              Family Program Revenue, Series C-3,
              5.25%, 8/1/16, Callable 8/1/11 @
              105 ...............................     1,150
   2,400    Metropolitan Football Stadium,
              District Sales Tax Revenue, Series
              A, 0.00%, 1/1/10, MBIA ............     1,643
   2,000    Metropolitan Football Stadium,
              District Sales Tax Revenue, Series
              B, 0.00%, 1/1/11 ..................     1,293
   2,220    Northwest Parkway Public Highway
              Authority, Revenue, Series C,
              0.00%, 6/15/13, AMBAC .............     1,388
   1,500    Northwest Parkway Public Highway
              Authority, Revenue, Series C,
              0.00%, 6/15/14, FSA ...............       931
   2,000    Northwest Parkway Public Highway
              Authority, Revenue, Series C,
              0.00%, 6/15/15, AMBAC .............     1,230
   1,735    Snowmass Village Building Authority,
              Certificates of Participation,
              4.20%, 12/15/11, Callable 12/15/04
              @ 100 .............................     1,672
   3,410    Water Reservoir & Power Development
              Authority, Wastewater Revenue,
              Series A, 6.00%, 9/1/10, AMBAC ....     3,817
                                                   --------
                                                     37,490
                                                   --------
Delaware (0.3%):
   1,700    Transportation Authority System,
              Revenue, 5.00%, 7/1/09, Callable
              7/1/07 @ 101, AMBAC ...............     1,774
                                                   --------
District of Columbia (1.1%):
   6,455    District of Columbia Water & Sewer
              Authority, Public Utility Revenue,
              5.50%, 10/1/10, Callable 4/1/09 @
              160 ...............................     6,906
     460    Housing Finance Agency, Multi-Family
              Mortgage Revenue, Congress Park
              Plaza Project, Series A, 6.20%,
              11/20/03, GNMA ....................       474
                                                   --------
                                                      7,380
                                                   --------
Florida (6.6%):
   5,250    Broward County, Resource Recovery
              Revenue, 5.00%, 12/1/06 ...........     5,445

                                       9
Continued

One Group Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Florida, continued:
 $   930    Clay County, Housing Finance
              Authority, Single Family Mortgage
              Revenue, AMT, 6.20%, 9/1/11,
              Callable 3/1/05 @ 102, GNMA .......  $    982
     725    Clay County, Housing Finance
              Authority, Single Family Mortgage
              Revenue, AMT, 6.25%, 9/1/13,
              Callable 3/1/05 @ 102, GNMA .......       762
   1,410    Clay County, Housing Finance
              Authority, Single Family Mortgage
              Revenue, Multi-County Program, AMT,
              5.25%, 10/1/07, Callable 4/1/07
              @102, GNMA/FNMA ...................     1,480
   1,000    Dade County, Aviation Revenue, Series
              A, 6.00%, 10/1/08, Callable 10/1/05
              @ 102, AMBAC ......................     1,078
   1,735    Gulf Breeze, Miami Beach Local
              Government Revenue, Series C,
              5.00%, 12/1/15, Callable 12/1/11 @
              100, FGIC .........................     1,781
   1,500    Gulf Breeze, Miami Beach Local
              Government Revenue, Series B,
              5.13%, 12/1/20, Putable 12/1/15 @
              100, FGIC .........................     1,499
  12,912    Housing Finance Agency, Multi-Family
              Housing, Senior Certificate, Series
              A, 6.00%, 3/30/04 (b) .............    12,868
   1,185    Indian River County, Hospital
              Revenue, 5.95%, 10/1/09, Callable
              1/1/07 @ 102, FSA .................     1,285
   1,285    Indian River County, Hospital
              Revenue, 6.00%, 10/1/10, Callable
              1/1/07 @ 102, FSA .................     1,391
   6,690    Jacksonville Electric Authority,
              Revenue, St. John's River Power,
              Series 4, 5.00%, 10/1/13, Callable
              10/1/02 @100 ......................     6,690
   1,000    Miami Beach, Health Facilities
              Revenue, South Shore Hospital,
              Series A, 5.25%, 8/1/13, Callable
              8/1/08 @ 100, ACA .................     1,000
     845    Nassau County, Gas Tax Revenue,
              0.00%, 3/1/11, AMBAC ..............       548
     845    Nassau County, Gas Tax Revenue,
              0.00%, 3/1/12, AMBAC ..............       514
   1,000    Nassau County, Public Improvement
              Revenue, 5.00%, 5/1/14, Callable
              5/1/11 @ 100, MBIA ................     1,014

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Florida, continued:
 $ 1,315    Orange County, Housing Finance
              Authority, Multi-Family Housing
              Revenue, Loma Vista Project, Series
              G, AMT, 5.40%, 9/1/19, Callable
              3/1/09 @ 102 ......................  $  1,238
   4,000    Palm Beach County, Housing Finance
              Authority, Multi-Family Housing
              Revenue, Country Lake, 4.75%,
              6/1/31, Callable 6/1/09 @ 101,
              FNMA ..............................     3,976
     790    State Municipal Loan Council,
              Revenue, Series A, 5.25%, 11/1/16,
              Callable 11/1/11 @ 101, MBIA ......       806
   1,000    State Municipal Loan Council,
              Revenue, Series A, 5.25%, 11/1/18,
              Callable 11/1/11 @ 101, MBIA ......     1,013
                                                   --------
                                                     45,370
                                                   --------
Georgia (0.6%):
   1,000    Atlanta Airport Facilities, Revenue,
              Series A, 6.50%, 1/1/07, AMBAC ....     1,113
   2,000    Monroe County Development Authority,
              PCR, Georgia Power Co., Plant
              Scherer Project, 4.20%, 1/1/12,
              Mandatory Put 12/1/08 @ 100,
              AMBAC .............................     1,959
   1,000    Private Colleges & Universities
              Authority, Revenue, Emory
              University, Series A, 5.25%,
              9/1/08 ............................     1,066
                                                   --------
                                                      4,138
                                                   --------
Hawaii (0.7%):
   1,000    Honolulu City & County, GO, Series A,
              5.60%, 4/1/07, FSA ................     1,078
   3,335    State, GO, Series CM, 6.00%, 12/1/10,
              FGIC ..............................     3,714
                                                   --------
                                                      4,792
                                                   --------
Idaho (0.8%):
   1,020    Canyon County, School District #132,
              GO, 4.00%, 7/30/09, FGIC ..........     1,000
   1,080    Canyon County, School District #132,
              GO, 4.25%, 7/30/11, FGIC ..........     1,057
   1,600    Southern Idaho Regional Solid Waste
              District, Certificates of
              Participation, 5.45%, 11/1/13,
              Callable 11/1/03 @ 101, LOC: Dexia
              Credit Local ......................     1,638

                                       10
Continued

One Group Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Idaho, continued:
 $ 1,720    Student Loan Fund Marketing
              Association, Inc., Revenue, Series
              C, AMT, 5.60%, 4/1/07, Callable
              10/1/03 @ 102, GSL ................  $  1,774
                                                   --------
                                                      5,469
                                                   --------
Illinois (5.5%):
   1,655    Broadview, Tax Increment Revenue,
              4.50%, 7/1/03 .....................     1,674
   1,000    Chicago, Metro Water Reclamation,
              District-Greater Chicago, Capital
              Improvements, GO, 7.25%,
              12/1/12 ...........................     1,215
   3,000    Chicago, O'Hare International
              Airport, Revenue, Series A, 5.63%,
              1/1/13, Callable 1/1/06 @ 102,
              AMBAC .............................     3,121
   3,045    Chicago, Park District, GO, 6.35%,
              11/15/08, Callable 11/15/05 @ 102,
              MBIA ..............................     3,298
   5,300    Chicago, Public Building Commission,
              Revenue, Series A, 5.25%, 12/1/11,
              MBIA ..............................     5,588
   3,720    Chicago, Wastewater Transmission,
              Revenue, 5.50%, 1/1/16, MBIA ......     3,950
   1,370    Chicago, Emergency Telephone Systems,
              GO, 5.25%, 1/1/13, FGIC ...........     1,432
   1,000    Chicago, Emergency Telephone Systems,
              GO, 5.25%, 1/1/15, FGIC ...........     1,037
   1,450    Chicago, Single Family Mortgage
              Revenue, 0.00%, 10/1/09, Callable
              10/1/05 @ 78.60, MBIA .............       882
     270    Chicago, Single Family Mortgage
              Revenue, Series B, 0.00%, 10/1/09,
              MBIA ..............................       159
   1,000    Chicago, Water Revenue, 5.13%,
              11/1/16, FGIC .....................     1,021
   2,145    Cook County, First Provision
              District, GO, Series A, 3.63%,
              12/15/08, FGIC ....................     2,038
     340    Evanston Residential Mortgage, Single
              Family Housing Revenue, 6.38%,
              1/1/09, Callable 7/1/02 @ 102,
              AMBAC .............................       347
   2,000    Health Facilities Authority, Revenue,
              Victory Health Services, Series A,
              5.38%, 8/15/16, Callable 8/15/07 @
              101 ...............................     1,913

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Illinois, continued:
 $ 1,645    Health Facilities Authority, Revenue,
              Healthcare Facilities-Northwestern
              Medical, 6.13%, 11/15/07,
              Prerefunded 11/15/04 @ 102,
              MBIA ..............................  $  1,816
   1,055    Metropolitan Pier & Exposition
              Authority, Dedicated State Tax
              Revenue, 0.00%, 6/15/09, MBIA .....       747
   2,025    Regional Transportation Authority,
              Revenue, Series A, 6.25%, 7/1/12,
              FGIC ..............................     2,296
   1,025    Will County, School District #204,
              GO, 5.38%, 12/1/12, Callable
              12/1/11 @ 100, FSA ................     1,079
   1,350    Winnebago County, School District
              #122, Harlem - Loves Park
              Refunding, GO, 6.35%, 6/1/07,
              FGIC ..............................     1,502
   4,445    Winnebago County, School District
              #122, Harlem-Loves Park, GO, 0.00%,
              1/1/13, FSA .......................     2,546
                                                   --------
                                                     37,661
                                                   --------
Indiana (3.7%):
   1,000    Elkhart Community Schools Building
              Corp., Revenue, 5.00%, 2/15/12,
              Callable 2/15/06 @ 100, MBIA ......     1,009
   1,670    Fifth Avenue Housing Development
              Corp., Mortgage Revenue, Section 8
              Assisted Project, Series A, 5.05%,
              8/1/11, Callable 2/1/04 @ 100 .....     1,653
   5,570    Freemont Middle School Building
              Corp., Revenue, First Mortgage,
              Series A, 5.25%, 1/15/13, Callable
              1/15/04 @ 101, AMBAC ..............     5,633
   5,000    Indianapolis Airport Authority,
              Special Facilities Revenue, Federal
              Express Corp., Project, AMT, 7.10%,
              1/15/17, Callable 7/15/04 @ 102 ...     5,286
   2,500    Indianapolis, EDR, Butler Association
              Limited Project, 4.20%,1/1/03,
              Callable 1/1/02 @ 100 .............     2,500
   2,700    Indianapolis, EDR, Knob-in-the-Woods
              Project, 6.38%, 12/1/04 ...........     2,844
   1,702    Indianapolis, Multi-Family Revenue,
              Series A, 5.35%, 12/1/16, Callable
              4/1/11 @ 100, GNMA ................     1,708
   1,000    Municipal Power Agency, Power Supply
              System, Revenue, Series B, 5.15%,
              1/1/13, Callable 1/1/03 @ 101,
              MBIA ..............................     1,006

                                       11
Continued

One Group Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Indiana, continued:
 $ 1,000    State Vocational Technical College,
              Building Facilities Fee, Revenue,
              Series D, 6.50%, 7/1/07, Callable
              1/1/05 @ 102, AMBAC ...............  $  1,111
   2,280    Transportation Finance Authority,
              Highway Revenue, Series A, 5.75%,
              6/1/12, AMBAC .....................     2,488
                                                   --------
                                                     25,238
                                                   --------
Iowa (0.6%):
      70    Finance Authority, Single Family
              Mortgage Revenue, Series F, 6.35%,
              7/1/09, Callable 1/1/03 @ 102,
              AMBAC .............................        71
   4,000    State, Vision Supply Fund, Revenue,
              3.35%, 2/15/07, MBIA ..............     3,877
                                                   --------
                                                      3,948
                                                   --------
Kansas (3.0%):
   1,375    Butler County, Public Building
              Improvement Revenue, 5.25%,
              10/1/12, Callable 10/1/10 @ 100,
              MBIA ..............................     1,434
     500    Butler County, Public Building
              Improvement Revenue, 5.30%,
              10/1/14, Callable 10/1/10 @ 100,
              MBIA ..............................       516
   1,600    Butler County, Public Building
              Improvement Revenue, 5.35%,
              10/1/15, Callable 10/1/10 @ 100,
              MBIA ..............................     1,646
   1,725    Johnson County, Internal Improvement,
              GO, 5.25%, 9/1/08 .................     1,800
   1,340    Johnson County, Internal Improvement,
              GO, 5.25%, 9/1/11, Callable 9/1/10
              @ 100 .............................     1,386
   1,570    Johnson County, Internal Improvement,
              GO, 5.25%, 9/1/12, Callable 9/1/10
              @ 100 .............................     1,612
   1,175    Johnson County, School District #232,
              GO, 5.00%, 9/1/12, Callable 9/1/10
              @ 100, FSA ........................     1,208
   1,330    Johnson County, School District #232,
              GO, 5.50%, 9/1/13, Callable 9/1/10
              @ 100, FSA ........................     1,411
   1,495    Johnson County, School District #232,
              GO, 5.50%, 9/1/14, Callable 9/1/10
              @ 100, FSA ........................     1,578
   1,675    Johnson County, School District #232,
              GO, 5.50%, 9/1/15, Callable 9/1/10
              @ 100, FSA ........................     1,754

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kansas, continued:
 $ 1,865    Johnson County, School District #232,
              GO, 5.25%, 9/1/16, Callable 9/1/10
              @ 100, FSA ........................  $  1,903
   2,005    Sedgwick & Shawnee Counties, Single
              Family Housing Revenue, Series A-2,
              6.70%, 6/1/29, GNMA ...............     2,210
     545    Sedgwick County, Family Mortgage
              Revenue, Series A-2, 6.50%,
              12/1/16, Callable 12/1/07 @ 105,
              GNMA ..............................       580
   1,750    Wichita Hospital, Revenue, St.
              Francis Regional Hospital, Series
              A-3, 6.25%, 10/1/10, Callable
              10/1/02 @ 102, MBIA ...............     1,838
                                                   --------
                                                     20,876
                                                   --------
Kentucky (2.3%):
   2,000    Carrollton & Henderson, Public Energy
              Authority, Gas Revenue, Series A,
              5.00%, 1/1/09, FSA ................     2,036
   1,085    Greater Kentucky Housing Assistance
              Corp., Multi-Family Housing
              Revenue, Series A, 5.90%, 2/1/14,
              Callable 2/1/03 @ 100, FHA ........     1,093
   1,250    Infrastructure Authority, Revenue,
              Series A, 4.00%, 6/1/08 ...........     1,237
   1,000    Kenton County, Public Properties
              Corp., Revenue, Series A, 5.63%,
              12/1/12, Callable 12/1/06 @ 101 ...     1,046
   2,065    Knox County, School District Finance
              Corp., School Building Revenue,
              Series A, 5.13%, 10/1/15, Callable
              10/1/07 @ 102 .....................     2,082
   1,010    Martin County, Multi-Family Housing
              Revenue, Mortgage Section 8, 6.25%,
              7/1/23, Callable 7/1/02 @ 100,
              FHA ...............................     1,014
   1,200    State Property & Buildings,
              Commission Revenue, Project #66,
              Series A, 5.38%, 5/1/11, Callable
              5/1/10 @ 100, MBIA ................     1,272
   1,080    State Property & Buildings,
              Commission Revenue, Project #66,
              Series A, 5.40%, 5/1/12, Callable
              5/1/10 @ 100, MBIA ................     1,137
   1,000    State Property & Buildings,
              Commission Revenue, Project #66,
              Series A, 5.50%, 5/1/14, Callable
              5/1/10 @ 100, MBIA ................     1,049

                                       12
Continued

One Group Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $ 3,905    State Property & Buildings,
              Commission Revenue, Project #67,
              5.13%, 9/1/16, Callable 9/1/10 @
              100 ...............................  $  3,932
                                                   --------
                                                     15,898
                                                   --------
Louisiana (0.1%):
     530    Calcasieu Parish Public
              Transportation Authority, Student
              Lease Revenue, McNeese Student
              Housing Project, 5.38%, 5/1/16,
              Callable 5/1/11 @ 101, MBIA .......       546
     184    Housing Finance Agency, Single Family
              Mortgage Revenue, 7.80%, 12/1/09,
              Callable 6/1/04 @ 105, GNMA .......       205
     170    Housing Finance Agency, Single Family
              Mortgage Revenue, Series D-2, AMT,
              8.00%, 6/1/27, Callable 12/1/06 @
              102, GNMA/FNMA ....................       173
                                                   --------
                                                        924
                                                   --------
Maryland (0.4%):
   2,950    State Community Development
              Administration Department, Housing
              and Community Development, Single
              Family Housing Revenue, Fifth
              Series, 5.95%, 4/1/16, Callable
              4/1/06 @ 102 ......................     3,075
                                                   --------
Michigan (4.9%):
   1,800    Caledonia Community Schools, GO,
              5.30%, 5/1/16, Callable 5/1/10 @
              100 ...............................     1,838
   1,950    Caledonia Community Schools, GO,
              5.35%, 5/1/17, Callable 5/1/10 @
              100 ...............................     1,991
   3,300    Detroit, Local Development Finance
              Authority, Refunded Tax Increment
              Senior, Series A, 5.38%, 5/1/18,
              Callable 5/1/07 @ 101.50 ..........     3,243
   1,000    Grand Rapids, Sanitation Sewer
              System, Revenue, Series A, 5.38%,
              1/1/13, FGIC ......................     1,060
   3,000    Rochester Community School District,
              GO, Series I, 5.50%, 5/1/09 .......     3,238
   3,970    Royal Oak, Hospital Finance
              Authority, Hospital Revenue,
              William Beaumont Hospital, 6.25%,
              1/1/10 ............................     4,375
   5,445    Royal Oak, Hospital Finance
              Authority, Hospital Revenue,
              William Beaumont Hospital, 6.25%,
              1/1/11 ............................     6,014

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $ 3,850    Royal Oak, Hospital Finance
              Authority, Hospital Revenue,
              William Beaumont Hospital, 6.25%,
              1/1/12 ............................  $  4,246
   2,500    State Building Authority, Revenue,
              Facilities Program, Series 1,
              5.50%, 10/15/12, Callable 10/15/11
              @ 100 .............................     2,668
   2,500    State Building Authority, Revenue,
              Facilities Program, Series 1,
              4.20%, 10/15/21, Callable 10/15/09
              @ 100 .............................     2,505
      25    State Building Authority, Revenue,
              Facilities Program, Series 1,
              3.88%, 10/15/21, Callable 10/15/03
              @ 100 .............................        25
   2,250    Western Townships Utilities
              Authority, Sewer Disposal System,
              GO, Series A, 5.25%, 1/1/13,
              Callable 1/1/10 @ 100, MBIA .......     2,323
                                                   --------
                                                     33,526
                                                   --------
Minnesota (1.8%):
   2,240    State Housing Finance Agency, Single
              Family Mortgage Revenue, Series G,
              AMT, 6.25%, 7/1/26, Callable 1/1/06
              @ 102 .............................     2,334
   9,960    State Housing Finance Agency, Single
              Family Mortgage Revenue, Series L,
              AMT, 6.25%, 7/1/27, Callable 1/1/05
              @ 102 .............................    10,299
                                                   --------
                                                     12,633
                                                   --------
Mississippi (0.2%):
   1,190    Higher Education Assistance Corp.,
              Student Loan Revenue, Series B-3,
              AMT, 5.30%, 9/1/08, Callable 3/1/02
              @ 100, GSL ........................     1,217
                                                   --------
Missouri (1.6%):
   1,430    Kansas City Municipal Corp., Revenue,
              5.40%, 1/15/08, Callable 1/15/06 @
              101, AMBAC ........................     1,508
     810    Kansas City, IDA, Multi-Family
              Housing Revenue, Mews Apartments
              Project, Series A, AMT, 5.63%,
              7/1/05 ............................       846
   3,500    St. Louis, Airport Revenue, 6.00%,
              1/1/06, Callable 7/1/03 @ 101 .....     3,577
   2,955    St. Louis, Land Clearance
              Redevelopment Authority,
              Multi-Family Housing Revenue,
              Westminster Place Apartments,
              Series A, 5.95%, 7/1/22, FNMA .....     3,083

                                       13
Continued

One Group Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Missouri, continued:
 $ 1,000    State Housing Development Community,
              Multi-Family Housing Revenue,
              Series III, 4.70%, 12/1/11 ........  $    994
   1,000    State Housing Development Community,
              Multi-Family Housing Revenue,
              Series III, 4.80%, 12/1/11,
              Callable 12/1/11 @ 100 ............       993
                                                   --------
                                                     11,001
                                                   --------
Montana (0.1%):
     885    State Board Housing, Single Family
              Housing Revenue, Series A-2, AMT,
              5.10%, 12/1/30, Callable 6/1/09 @
              100 ...............................       910
                                                   --------
Nebraska (2.8%):
     200    American Public Energy Agency, Gas
              Supply Revenue, Public Gas Agency
              Project, Series A, 4.35%, 6/1/07,
              AMBAC .............................       199
     425    American Public Energy Agency, Gas
              Supply Revenue, Public Gas Agency
              Project, Series A, 5.25%, 6/1/08,
              AMBAC .............................       441
   2,120    American Public Energy Agency, Gas
              Supply Revenue, Public Gas Agency
              Project, Series A, 5.25%, 6/1/09,
              AMBAC .............................     2,186
   9,535    American Public Energy Agency, Gas
              Supply Revenue, Public Gas Agency
              Project, Series A, 5.25%, 6/1/11,
              AMBAC .............................     9,746
   6,665    Public Power, District Revenue,
              Series B, 5.25%, 1/1/14, Callable
              8/1/02 @ 101, MBIA ................     6,842
                                                   --------
                                                     19,414
                                                   --------
Nevada (1.2%):
   8,200    Clark County, PCR, Nevada Power Co.
              Project, 5.30%, 10/1/11, Callable
              1/1/03 @ 102, ACA .................     8,241
                                                   --------
New Hampshire (0.2%):
   1,225    Higher Education & Health Facilities
              Authority, Revenue, St. Joseph
              Hospital, 6.25%, 1/1/06, Callable
              7/1/04 @ 102 ......................     1,319
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
New Jersey (1.1%):
 $ 7,000    State Transportation Trust Fund
              Authority, Revenue, Series B,
              6.00%, 12/15/14, Callable 12/15/11
              @ 100, MBIA .......................  $  7,749
                                                   --------
New Mexico (0.3%):
   1,030    University of New Mexico, Revenue,
              Series B, 0.00%, 6/1/07, MBIA .....       817
   1,040    University of New Mexico, Revenue,
              Series B, 0.00%, 6/1/08, MBIA .....       779
   1,115    University of New Mexico, Revenue,
              Series B, 0.00%, 6/1/09, MBIA .....       791
                                                   --------
                                                      2,387
                                                   --------
New York (3.5%):
   1,660    Erie County, Tobacco Asset
              Securitization Corp., Revenue,
              Series A, 5.38%, 7/15/10 ..........     1,710
   2,005    Erie County, Tobacco Asset
              Securitization Corp., Revenue,
              Series A, 5.50%, 7/15/11, Callable
              7/15/10 @ 101 .....................     2,075
   1,025    Erie County, Tobacco Asset
              Securitization Corp., Revenue,
              Series A, 5.50%, 7/15/12, Callable
              7/15/10 @ 101 .....................     1,053
   4,000    New York City, GO, Series D, 6.50%,
              11/1/09, MBIA .....................     4,555
   6,500    New York City, GO, Unlimited Series
              I, 5.75%, 3/15/07, Callable 3/15/03
              @ 101.50, MBIA ....................     7,029
     365    New York Counties Tobacco Trust II,
              Tobacco Settlement Revenue, 5.50%,
              6/1/10 ............................       378
     535    New York Counties Tobacco Trust II,
              Tobacco Settlement Revenue, 5.75%,
              6/1/12, Callable 6/1/11 @ 101 .....       559
   2,000    State Dormitory Authority, Revenue,
              Series A, 5.00%, 7/1/08, FSA ......     2,099
   1,895    State Dormitory Authority, Revenue,
              Series A, 5.00%, 7/1/13, Callable
              7/1/11 @ 100, FSA .................     1,946
   2,600    State, GO, Series A, 7.00%, 8/1/07,
              Callable 8/1/06 @ 101.50 ..........     2,969
                                                   --------
                                                     24,373
                                                   --------

                                       14
Continued

One Group Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
North Carolina (0.6%):
 $ 1,100    Housing Finance Agency, Homeownership
              Revenue, Series 1-B, 5.13%, 7/1/13,
              Callable 7/1/08 @ 101 .............  $  1,126
   2,500    Municipal Power Agency #1, Catawaba
              Electric Revenue, 7.25%, 1/1/07,
              MBIA ..............................     2,868
                                                   --------
                                                      3,994
                                                   --------
Ohio (3.9%):
   2,045    Capital Corp., Mortgage Revenue,
              Amesbury-Roseland Project, Series
              G, 5.25%, 8/1/24, Callable 8/1/03 @
              100 ...............................     1,964
   1,215    Capital Corp., Multi-Family Housing
              Revenue, Series P, 5.40%, 1/1/09,
              Callable 7/1/03 @ 100, MBIA .......     1,227
   1,200    Capital Corp., Multi-Family Housing
              Revenue, Series M, 5.90%, 2/1/14,
              Callable 2/1/03 @ 100, FHA ........     1,209
   5,270    Cleveland Stadium Project,
              Certificates of Participation,
              0.00%, 11/15/07, AMBAC ............     4,105
   1,705    Cleveland, GO, 5.25%, 12/1/15,
              Callable 12/1/10 @ 100, FGIC ......     1,753
   1,395    Franklin County, EDR, South Community
              Urban, 5.00%, 6/1/07 ..............     1,413
   1,465    Franklin County, EDR, South Community
              Urban, 5.25%, 6/1/08 ..............     1,478
   1,115    Franklin County, EDR, South Community
              Urban, 5.50%, 6/1/09 ..............     1,120
   2,000    Northeast Regional Sewer District,
              Wastewater Revenue, 5.60%,
              11/15/13, Callable 11/15/05 @ 101,
              AMBAC .............................     2,091
   1,250    Olmsted Falls, Local School District,
              GO, 0.00%, 12/15/10, AMBAC ........       826
   2,500    State Building Authority, Revenue,
              Adult Correctional Facility, Series
              A, 5.50%, 10/1/08, FSA ............     2,701
   1,920    State Water Development Authority,
              Revenue, Series A, 5.38%, 12/1/16,
              Callable 12/1/11 @ 100, FSA .......     1,984
   1,000    Warrensville Heights, City School
              Improvements, GO, 7.00%, 12/1/11,
              FGIC ..............................     1,188
   1,000    Warrensville Heights, City School
              Improvements, GO, 7.00%, 12/1/12,
              FGIC ..............................     1,187

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $ 1,075    Warrensville Heights, City School
              Improvements, GO, 7.00%, 12/1/13,
              FGIC ..............................  $  1,275
   1,150    Warrensville Heights, City School
              Improvements, GO, 7.00%, 12/1/14,
              FGIC ..............................     1,360
                                                   --------
                                                     26,881
                                                   --------
Oklahoma (0.4%):
   2,500    State, IDR, Baptist Health Center,
              Series C, 6.25%, 8/15/12, Callable
              8/15/07 @ 100, ETM ................     2,677
                                                   --------
Oregon (3.3%):
   1,130    Bend, Sewer Revenue, 5.15%, 10/1/14,
              Callable 10/1/10 @ 100, AMBAC .....     1,158
   3,000    Clackamas County, Hospital Facility
              Authority Revenue, Legacy Health
              System, 5.38%, 2/15/12, Callable
              8/15/09 @ 101 .....................     3,118
   1,475    Lane County, School District #040,
              Creswell, GO, 6.00%, 6/15/13,
              Callable 6/15/10 @ 100 ............     1,619
   1,785    Lane County, School District #040,
              Creswell, GO, 6.00%, 6/15/15,
              Callable 6/15/10 @ 100 ............     1,945
   1,025    Lane County, School District #040,
              Creswell, GO, 6.00%, 6/15/16,
              Callable 6/15/10 @ 100 ............     1,112
   1,120    Lane County, School District #040,
              Creswell, GO, 6.00%, 6/15/17,
              Callable 6/15/10 @ 100 ............     1,211
   1,000    Lane County, School District #52,
              Bethel, GO, 6.00%, 6/1/06, FSA ....     1,096
   1,000    Polk, Marion, & Benton Counties,
              School District #13J, GO, 5.75%,
              6/15/12, Callable 6/15/10 @ 100,
              FSA ...............................     1,079
   1,405    Polk, Marion, & Benton Counties,
              School District #13J, GO, 5.75%,
              6/15/15, Callable 6/15/10 @ 100,
              FSA ...............................     1,488
   1,725    State Department Administrative
              Services, Lottery Revenue, Series
              B, 5.00%, 4/1/09, FSA .............     1,800
   1,305    State Economic & Community
              Development Revenue, Series B,
              5.30%, 1/1/16, Callable 1/1/09 @
              102, MBIA .........................     1,336
   1,965    Wasco County, School District #012,
              GO, 6.00%, 6/15/14, Callable
              6/15/10 @ 100, FSA ................     2,198

                                       15
Continued

One Group Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Oregon, continued:
 $ 2,095    Washington County, GO, 5.50%, 6/1/13,
              Callable 6/1/11 @ 100 .............  $  2,232
   1,050    Washington County, Sewer Agency
              Revenue, Series 1, 5.75%, 10/1/11,
              FGIC ..............................     1,154
                                                   --------
                                                     22,546
                                                   --------
Pennsylvania (2.0%):
   3,200    Dauphin County, IDA, Metropolitan
              Edison Co., Revenue, Series M,
              6.00%, 1/1/08, Callable 1/1/02 @
              100, MBIA .........................     3,214
   1,550    Housing Finance Agency, Single Family
              Mortgage Revenue, Series 67A, AMT,
              5.50%, 10/1/11, Callable 9/1/09 @
              100 ...............................     1,611
   1,250    Indiana County, IDA, PCR, New York
              State Electric & Gas Corp., Series
              A, 6.00%, 6/1/06, MBIA ............     1,370
   1,500    Northeastern Hospital & Education
              Authority, Health Care Revenue,
              Wyoming Valley Health Care, Series
              A, 6.40%, 1/1/06, Callable 1/1/05 @
              102, AMBAC ........................     1,637
   1,500    Philadelphia, Water & Waste Revenue,
              5.65%, 6/15/12, Callable 6/15/03 @
              102 ...............................     1,556
   4,000    State Finance Authority, Revenue,
              Capital Improvements Program,
              6.60%, 11/1/09, Callable 11/1/03 @
              102, LOC: Societe Generale ........     4,324
                                                   --------
                                                     13,712
                                                   --------
Puerto Rico (0.8%):
   4,800    Commonwealth Public Improvement, GO,
              7.00%, 7/1/10, AMBAC ..............     5,718
                                                   --------
Rhode Island (0.2%):
   1,000    Housing & Mortgage Finance Corp.,
              Revenue, Series 15-B, 6.20%,
              10/1/06, Callable 4/1/04 @ 102,
              MBIA ..............................     1,065
                                                   --------
South Carolina (1.6%):
   2,810    Charleston County, Public
              Improvements, GO, 6.13%, 9/1/12,
              Callable 9/1/09 @ 101 .............     3,118
   1,065    Jobs Economic Development Authority,
              Hospital Facilities Revenue,
              Georgetown Memorial Hospital,
              5.25%, 2/1/11 .....................     1,102

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
South Carolina, continued:
 $ 1,215    Jobs Economic Development Authority,
              Hospital Facilities Revenue,
              Georgetown Memorial Hospital,
              5.50%, 11/1/12, Callable 11/1/09 @
              101, AMBAC ........................  $  1,283
   1,545    Spartanburg Sanitation Sewer
              District, Sewer Systems Revenue,
              Series B, 0.00%, 3/1/14, Callable
              3/1/09 @ 79.30, MBIA ..............       808
   2,500    State Public Services Authority,
              Revenue, Series A, 5.75%, 1/1/14,
              Callable 1/1/10 @ 101, MBIA .......     2,684
   2,000    State Public Services Authority,
              Revenue, Series A, 5.75%, 1/1/15,
              Callable 1/1/10 @ 101, MBIA .......     2,132
                                                   --------
                                                     11,127
                                                   --------
South Dakota (0.1%):
   1,000    Housing Development Authority,
              Revenue, Homeownership Mortgage,
              Series D, 4.70%, 5/1/10 ...........       996
                                                   --------
Tennessee (0.9%):
   2,985    Housing Development Agency,
              Homeownership Program, Revenue,
              Issue 3A, AMT, 0.00%, 7/1/06 ......     2,450
   1,445    Municipal Energy Acquisition Corp.,
              Gas Revenue, 4.13%, 3/1/09, FSA ...     1,392
     500    Tennergy Corp., Gas Revenue, 5.00%,
              6/1/08, MBIA ......................       513
   1,950    Tennergy Corp., Gas Revenue, 5.00%,
              6/1/09, MBIA ......................     1,987
                                                   --------
                                                      6,342
                                                   --------
Texas (8.2%):
   1,345    Austin, Housing Finance Corp., Single
              Family Mortgage Revenue, 0.00%,
              12/1/11, Callable 12/1/05 @ 71.20,
              MBIA ..............................       777
   1,000    Austin, Utility Systems Revenue,
              Series A, 0.00%, 5/15/08, MBIA ....       751
   1,435    Carroll Independent School District,
              GO, Series A, 0.00%, 2/15/14,
              PSFG ..............................       746
   1,155    Cedar Hill Independent School
              District, GO, 0.00%, 8/15/12,
              Callable 8/15/09 @ 83.50 ..........       659

                                       16
Continued

One Group Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Texas, continued:
 $   570    Central Texas Housing Finance Corp.,
              Single Family Mortgage Revenue,
              Mortgage Program, AMT, 8.20%,
              4/1/22, GNMA ......................  $    616
   5,000    Coastal Bend, Health Facilities
              Development, Revenue, Incarnate
              Word Health Services, 5.93%,
              11/15/13, Callable 11/15/02 @ 102,
              AMBAC .............................     5,598
   5,205    Coppell Independent School District,
              Capital Appreciation, GO, 0.00%,
              8/15/16, Callable 8/15/09 @ 67.02,
              PSFG ..............................     2,298
   1,805    De Soto, Capital Appreciation, GO,
              0.00%, 2/15/16, Callable 2/15/11 @
              74.70, FSA ........................       818
   2,835    Ennis Independent School District,
              GO, 0.00%, 8/15/19, Callable
              8/15/10 @ 56.86, PSFG .............     1,000
   1,000    Fort Bend Independent School
              District, Capital Appreciation, GO,
              0.00%, 2/15/06 ....................       848
   2,965    Grand Prairie, Health Facilities,
              Revenue, Refunding, Dallas/Fort
              Worth Medical Center Project,
              6.50%, 11/1/04, AMBAC .............     2,981
   5,000    Harris County, Hospital District
              Revenue, 6.00%, 2/15/13, Callable
              8/15/10 @ 100, MBIA ...............     5,370
   4,115    Harris County, Houston Sports
              Authority, Revenue, Series B,
              0.00%, 11/15/12, Callable 11/15/08
              @ 81.21, MBIA .....................     2,347
   3,700    Harris County, Toll Road Revenue,
              Sub-Lien A, GO, 0.00%, 8/15/05,
              MBIA ..............................     3,234
   2,000    Hays Independent School District, GO,
              Capital Appreciation, 0.00%,
              8/15/12, Callable 8/15/11 @
              94.86 .............................     1,157
   1,455    Health Facilities Development Corp.,
              Hospital Revenue, All Saints
              Episcopal Hospital, Series A,
              6.25%, 8/15/12, Callable 8/15/03 @
              102, MBIA .........................     1,568
   3,885    Houston Independent School District,
              Public Facilities Corp., Lease
              Revenue, 0.00%, 9/15/12, AMBAC ....     2,280
  10,000    Houston Independent School District,
              Capital Appreciation, GO, Series A,
              0.00%, 2/15/13, Callable 2/15/09 @
              81.76, PSFG .......................     5,583

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Texas, continued:
 $ 6,720    Leander Independent School District,
              GO, 0.00%, 8/15/13, Callable
              8/15/09 @ 79.25 ...................  $  3,598
     700    Southlake, GO, 0.00%, 2/15/11,
              Callable 2/15/09 @ 88.85, AMBAC ...       439
   1,000    Southlake, GO, 0.00%, 2/15/13,
              Callable 2/15/09 @ 78.18, AMBAC ...       544
   1,755    State Department Housing & Community
              Affairs, Multi-Family Housing
              Revenue, Pebble Brook Apartments
              Project, AMT, 5.55%, 12/1/24,
              Callable 12/1/08 @ 102, FNMA ......     1,742
     165    State Higher Education Coordinating
              Board, College Student Loan
              Revenue, AMT, 7.45%, 10/1/06,
              Callable 4/1/02 @ 101.50 ..........       166
   2,540    Texas Tech University, Revenue,
              Series 6, 5.25%, 2/15/16, Callable
              2/15/09 @ 100, AMBAC ..............     2,568
   4,795    Water Development Board, Revenue,
              5.63%, 7/15/12, Callable 7/15/10 @
              100 ...............................     5,144
   3,245    Wood Glen, Housing Finance Corp.,
              Revenue, 7.13%, 9/1/21, Callable
              9/1/02 @ 100, FHA .................     3,290
                                                   --------
                                                     56,122
                                                   --------
Utah (0.8%):
   1,700    Salt Lake City, Municipal Building
              Authority, Lease Revenue, Series B,
              5.50%, 10/15/14, Callable 10/15/09
              @ 101 .............................     1,776
   1,425    Salt Lake County, Municipal Building
              Authority, Lease Revenue, Series A,
              5.00%, 10/1/07 ....................     1,491
     465    State Housing Finance Agency, Single
              Family Mortgage Revenue, Issue D-2,
              AMT, 6.35%, 7/1/12, Callable 1/1/05
              @ 102, AMBAC/FHA/VA ...............       476
   1,815    State Housing Finance Agency, Single
              Family Mortgage Revenue, Issue E-1,
              AMT, 5.38%, 7/1/18, Callable 7/1/08
              @ 101.50, FHA/VA ..................     1,824
                                                   --------
                                                      5,567
                                                   --------

                                       17
Continued

One Group Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Virgin Islands (0.2%):
 $ 1,250    Tobacco Settlement Finance Corp.,
              Revenue, 5.00%, 5/15/21, Callable
              5/15/11 @ 100 .....................  $  1,209
                                                   --------
Virginia (0.6%):
   1,000    State Housing Development Authority,
              Revenue, Commonwealth Mortgage,
              Series C, 5.95%, 1/1/13, Callable
              7/1/06 @ 102 ......................     1,047
   2,300    State Housing Development Authority,
              Revenue, Commonwealth Mortgage,
              Series B, 5.40%, 1/1/14, Callable
              7/1/10 @ 100 ......................     2,347
   1,000    State Housing Development Authority,
              Revenue, Commonwealth Mortgage,
              Series B, 5.40%, 7/1/14, Callable
              7/1/10 @ 100 ......................     1,020
                                                   --------
                                                      4,414
                                                   --------
Washington (10.8%):
   1,830    Chelan County,Public Utilities
              District #001, Revenue, Series 88A,
              5.90%, 7/1/13, Callable 7/1/03 @
              102 ...............................     1,945
   2,845    Cowlitz County, Public Utility
              District #001, Revenue, 5.00%,
              9/1/10, AMBAC .....................     2,922
   2,255    Cowlitz County, Public Utility
              District #001, Revenue, 5.00%,
              9/1/11, AMBAC .....................     2,303
   1,000    King County, GO, 5.50%, 12/1/15,
              Callable 12/1/10 @ 100 ............     1,041
     869    Kitsap County, Consolidated Housing
              Authority Revenue, Low Income
              Housing, 7.00%, 8/20/08, GNMA .....       951
   3,000    Kitsap County, School District #400,
              GO, 5.00%, 12/1/16, Callable 6/1/11
              @ 100 .............................     2,980
   1,300    Port Grays Harbor, Revenue, AMT,
              6.38%, 12/1/14, Callable 12/1/09 @
              100 ...............................     1,348
   7,250    Seattle Light & Power, Revenue,
              5.50%, 3/1/13, Callable 3/1/11 @
              100, FSA ..........................     7,603
   2,385    Snohomish County, School District
              #001, Revenue, 6.00%, 1/1/13,
              Callable 1/1/03 @ 102, FGIC .......     2,504
   5,140    Snohomish County, School District
              #006, Mukilteo, Refunding, GO,
              5.70%, 12/1/12, FGIC ..............     5,601
   3,525    Spokane & Whittman Counties, Cheney
              School District #360-316, GO,
              5.60%, 12/1/14, Callable 12/1/10 @
              100 ...............................     3,713

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Washington, continued:
 $ 1,000    State Public Power Supply System,
              Revenue, Nuclear Project #1, Series
              A, 5.70%, 7/1/06 ..................  $  1,071
   2,000    State Public Power Supply System,
              Revenue, Nuclear Project #1, Series
              A, 6.00%, 7/1/06, MBIA ............     2,183
   1,300    State Public Power Supply System,
              Revenue, Nuclear Project #1, Series
              B, 5.60%, 7/1/07 ..................     1,390
   9,265    State Public Power Supply System,
              Revenue, Nuclear Project #1, Series
              A, 6.00%, 7/1/08, AMBAC ...........    10,166
   3,650    State Public Power Supply System,
              Revenue, Nuclear Project #1, Series
              B, 5.13%, 7/1/16, Callable 7/1/07 @
              102 ...............................     3,624
   2,000    State Public Power Supply System,
              Revenue, Nuclear Project #2, Series
              A, 6.00%, 7/1/08, FSA .............     2,195
   3,800    State Public Power Supply System,
              Revenue, Nuclear Project #2, 5.75%,
              7/1/09 ............................     4,085
   3,000    State Public Power Supply System,
              Revenue, Nuclear Project #3, Series
              B, 5.65%, 7/1/08, MBIA ............     3,235
   5,000    State Public Power Supply System,
              Revenue, Nuclear Project #3, Series
              B, 0.00%, 7/1/09 ..................     3,532
   4,000    State, GO, Series C, 5.50%,
              7/1/09 ............................     4,285
   3,210    Tacoma, Solid Waste Utility Revenue,
              5.38%, 12/1/13, Callable 12/1/11 @
              100, AMBAC ........................     3,322
   1,900    Thurston County, School District #33,
              GO, 5.00%, 12/1/08 ................     1,987
                                                   --------
                                                     73,986
                                                   --------
West Virginia (1.2%):
   2,495    Harrison County, Community SO,
              Revenue, Series A, 6.25%, 5/15/10,
              ETM ...............................     2,726
   1,235    State Higher Education, Revenue,
              Marshall University, Series A,
              5.25%, 5/1/13, Callable 5/1/11 @
              100, FGIC .........................     1,282

                                       18
Continued

One Group Mutual Funds
Intermediate Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $ 1,000    State Higher Education, Revenue,
              Marshall University, Series A,
              5.25%, 5/1/14, Callable 5/1/11 @
              100, FGIC .........................  $  1,030
   1,020    State Higher Education, Revenue,
              Marshall University, Series A,
              5.25%, 5/1/15, Callable 5/1/11 @
              100, FGIC .........................     1,043
   3,050    State, GO, Capital Appreciation,
              Series A, 0.00%, 11/1/08, FGIC ....     2,247
                                                   --------
                                                      8,328
                                                   --------
Wisconsin (0.4%):
   2,825    Appleton Waterworks, Revenue, 4.00%,
              1/1/08, FGIC ......................     2,787
                                                   --------
Wyoming (0.1%):
     875    Community Development Authority,
              Single Family Mortgage Revenue,
              Series A, 7.25%, 6/1/07, Callable
              6/1/02 @ 101, FHA .................       886
                                                   --------
  Total Municipal Bonds                             655,186
                                                   --------
WEEKLY DEMAND NOTES (3.6%):
Georgia (0.4%):
   2,500    State, GO, 9.79%, 2/9/10, Callable
              11/1/09 @ 102* (b) ................     3,004
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
WEEKLY DEMAND NOTES, CONTINUED:
New Jersey (2.1%):
 $ 6,415    State Transportation Corp.,
              Certificates of Participation,
              Series 148, 7.80%, 3/15/09* (b) ...  $  7,422
   5,770    State Transportation Trust Fund,
              Revenue, Series K-21, 9.89%,
              6/15/10* (b) ......................     6,912
                                                   --------
                                                     14,334
                                                   --------
New York (0.8%):
   5,000    New York City, GO, 8.87%,
              9/15/09* ..........................     5,177
                                                   --------
Puerto Rico (0.3%):
   1,750    Childrens Trust Fund, Tobacco
              Settlement Revenue, Series 149,
              8.24%, 7/1/08* (b) ................     2,019
                                                   --------
  Total Weekly Demand Notes                          24,534
                                                   --------
MONTHLY DEMAND NOTES (0.8%):
Colorado (0.8%):
   5,705    El Paso, Single Family Mortgage
              Revenue, 1.83%, 5/1/30* ...........     5,705
                                                   --------
  Total Monthly Demand Notes                          5,705
                                                   --------
INVESTMENT COMPANIES (1.9%):
   8,390    Blackrock Provident Institutional
              Funds, Tax-Free Money Market ......     8,390
     339    Nuveen Premium Income Municipal
              Fund ..............................     4,650
                                                   --------
  Total Investment Companies                         13,040
                                                   --------
Total (Cost $678,735)(a)                           $698,465
                                                   ========

------------
Percentages indicated are based on net assets of $688,834.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $21,475
                   Unrealized depreciation......................   (1,745)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $19,730
                                                                  =======

   Aggregate cost for federal income tax purposes is substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 * Variable rate securities having liquidity sources through bank letters of credit or other cards and/or liquidity agreements. The interest rate, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2001.

See notes to financial statements.

One Group Mutual Funds
Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS (98.5%):
Alabama (1.4%):
 $ 8,000    State Public School & College
              Authority, Revenue, Series C,
              5.75%, 7/1/17 .....................  $  8,465
                                                   --------
Alaska (2.0%):
   1,000    Anchorage Schools, GO, Series B,
              5.88%, 12/1/13, Callable 12/1/10 @
              100, FGIC .........................     1,084
   2,000    Anchorage Schools, GO, Series B,
              5.88%, 12/1/14, Callable 12/1/10 @
              100, FGIC .........................     2,160
   3,485    Energy Authority, Power Revenue,
              Bradley Lake-Fourth Series, 6.00%,
              7/1/17, FSA .......................     3,868
   3,915    Energy Authority, Power Revenue,
              Bradley Lake-Fourth Series, 6.00%,
              7/1/19, FSA .......................     4,337
   1,000    Student Loan Revenue, Series A, AMT,
              6.13%, 7/1/05, Callable 7/1/02 @
              100, AMBAC ........................     1,010
                                                   --------
                                                     12,459
                                                   --------
Arizona (1.4%):
   2,500    Maricopa County, School District
              #028, GO, Series B, 6.00%, 7/1/14,
              Callable 7/1/04 @ 100, FGIC .......     2,689
   3,610    Pima County, IDA, Charter Schools,
              Revenue, Series A, 6.75%, 7/21/01,
              Callable 7/1/11 @ 100 .............     3,725
   1,090    Show Low, IDA, Hospital Revenue,
              Navapache Regional Medical Center,
              Series A, 5.25%, 12/1/10, ACA .....     1,112
   1,170    Show Low, IDA, Hospital Revenue,
              Navapache Regional Medical Center,
              Series A, 5.30%, 12/1/11, ACA .....     1,190
                                                   --------
                                                      8,716
                                                   --------
California (4.5%):
   2,000    Anaheim Public Finance Authority,
              Revenue, Public Improvements
              Project, Series C, 6.00%, 9/1/16,
              FSA ...............................     2,277
   2,000    Infrastructure & Economic
              Development, Revenue, Kaiser
              Hospital, Series A, 5.55%, 8/1/31,
              Callable 8/1/11 @ 102 .............     2,000
   4,900    Orange County Recovery, Certificates
              of Participation, Series A, 5.70%,
              7/1/10, Callable 7/1/06 @ 102,
              MBIA ..............................     5,300
   5,315    Orange County Recovery, Certificates
              of Participation, Series A, 5.80%,
              7/1/16, Callable 7/1/06 @ 102,
              AMBAC .............................     5,833

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
California, continued:
 $ 1,000    Sacramento Cogeneration Authority,
              Revenue, 6.00%, 7/1/03 ............  $  1,040
   1,500    Sacramento Cogeneration Authority,
              Revenue, 7.00%, 7/1/05 ............     1,657
   2,500    Sacramento Cogeneration Authority,
              Revenue, 6.20%, 7/1/06, Callable
              7/1/05 @ 102 ......................     2,718
   6,650    San Bernardino City, University
              School District, GO, Series A,
              5.75%, 8/1/19, FGIC ...............     7,044
                                                   --------
                                                     27,869
                                                   --------
Colorado (4.2%):
   3,000    Denver City & County, Airport
              Revenue, Series B, AMT, 7.25%,
              11/15/05, Callable 11/15/02 @
              102 ...............................     3,152
   2,000    Denver City & County, Airport
              Revenue, Series C, AMT, 6.50%,
              11/15/06, Callable 11/15/02 @
              102 ...............................     2,089
   6,925    Denver City & County, Airport
              Revenue, Series D, AMT, 7.75%,
              11/15/13, Callable 11/15/07 @
              100 ...............................     8,230
   5,280    Denver City & County, Cerificates of
              Participation, Series B, 5.75%,
              12/1/16, Callable 12/1/10 @101,
              AMBAC .............................     5,635
  10,000    E-470 Public Highway Authority,
              Revenue, Capital Appreciation,
              Series B, 0.00%, 9/1/22 ...........     3,168
  12,480    E-470 Public Highway Authority,
              Revenue, Capital Appreciation,
              Series B, 0.00%, 9/1/24, MBIA .....     3,483
                                                   --------
                                                     25,757
                                                   --------
Connecticut (1.5%):
   3,400    Housing Finance Authority, Revenue,
              Mortgage Sub-Series D-1, 5.90%,
              5/15/16, Callable 5/15/06 @ 102 ...     3,589
   5,000    State, GO, Series A, 5.63%, 5/15/13,
              Callable 5/15/06 @ 101 ............     5,462
                                                   --------
                                                      9,051
                                                   --------
District of Columbia (1.6%):
   3,965    Refunding, GO, Series B, 6.00%,
              6/1/19 ............................     4,405

                                       20
Continued

One Group Mutual Funds
Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
District of Columbia, continued:
 $ 5,000    Tobacco Settlement, Revenue, Asset
              Backed Bond, 6.25%, 5/15/24,
              Callable 5/15/11 @ 101 ............  $  5,203
                                                   --------
                                                      9,608
                                                   --------
Florida (1.4%):
   5,000    Highlands County, Health Facilities
              Authority, Hospital Revenue, Series
              A, 6.00%, 11/15/31 ................     4,983
   4,000    Santa Rosa Bay Bridge Authority,
              Revenue, 0.00%, 7/1/19, ACA .......     1,520
   2,255    Santa Rosa Bay Bridge Authority,
              Revenue, 0.00%, 7/1/20, ACA .......       807
   4,265    Santa Rosa Bay Bridge Authority,
              Revenue, 0.00%, 7/1/22, ACA .......     1,349
                                                   --------
                                                      8,659
                                                   --------
Georgia (4.6%):
   5,000    Atlanta, Airport Revenue, Series A,
              5.50%, 1/1/26, Callable 1/1/12 @
              100, FGIC .........................     5,087
   1,500    Fairburn, Combined Utilities Revenue,
              5.75%, 10/1/20, Callable 10/1/10 @
              101 ...............................     1,508
   4,000    Forsyth County School District, GO,
              State Aid Withholding, 5.75%,
              2/1/17 ............................     4,256
   3,700    Forsyth County School District, GO,
              State Aid Witholding, 5.75%,
              2/1/19 ............................     3,910
     650    State Housing & Finance Authority,
              Revenue, Series B, 6.10%, 12/1/12,
              Callable 6/1/05 @ 102, FHA ........       683
   4,500    State Municipal Electrical Authority
              Power Revenue, 5.25%, 1/1/25 ......     4,594
   2,490    State Municipal Electrical Authority
              Power Revenue, Series C, 5.25%,
              1/1/25, Callable 1/1/20 @ 100,
              MBIA ..............................     2,542
   5,000    State, GO, 6.75%, 9/1/11 ............     5,902
                                                   --------
                                                     28,482
                                                   --------
Hawaii (1.3%):
   6,320    Honolulu City & County, GO, Series B,
              8.00%, 10/1/10  ...................     7,913
                                                   --------
Idaho (0.4%):
   2,320    University Student Fees, Revenue,
              Recreation Center Project, 6.00%,
              4/1/14, FSA .......................     2,530
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Illinois (8.6%):
 $ 5,000    Chicago, O'Hare International
              Airport, Revenue, Series A, 5.63%,
              1/1/13, Callable 1/1/06 @ 102,
              AMBAC .............................  $  5,201
   5,000    Chicago, O'Hare International
              Airport, Revenue, Series A, 5.63%,
              1/1/14, Callable 1/1/06 @ 102,
              AMBAC .............................     5,180
   1,750    Chicago, Public Building Commission,
              Revenue, Series A, 7.00%, 1/1/20,
              Callable 12/1/05 @ 102, MBIA ......     2,119
   5,000    Cook County Community College,
              Certificates of Participation,
              Revenue, Series C, 7.70%, 12/1/04,
              MBIA ..............................     5,648
   3,995    Health Facilities Authority, Revenue,
              5.50%, 8/1/20 .....................     4,034
   1,000    Health Facilities Authority, Revenue,
              Northwestern Memorial Hospital,
              Series A, 5.60%, 8/15/06, Callable
              8/15/04 @ 102 .....................     1,058
   1,000    Health Facilities Authority, Revenue,
              Refunding, 6.00%, 8/15/05, FGIC ...     1,080
   2,500    Housing Development Authority,
              Revenue, Series 3, 6.10%, 9/1/13,
              Callable 9/1/03 @ 102 .............     2,565
   7,000    Metropolitan Pier & Exposition
              Authority, Dedicated State Tax
              Revenue, 5.50%, 12/15/24...........     7,099
   4,000    Northlake, GO, 5.60%, 12/1/14,
              Callable 12/1/05 @ 102, MBIA ......     4,155
   6,000    Regional Transportation Authority,
              Revenue, 6.50%, 7/1/30, MBIA ......     7,188
   4,725    Sales Tax Revenue, Series P, 6.50%,
              6/15/22 ...........................     5,495
   1,000    St. Clair County, GO, 8.00%, 12/1/02,
              MBIA ..............................     1,056
   1,095    St. Clair County, GO, 8.00%, 12/1/03,
              MBIA ..............................     1,207
                                                   --------
                                                     53,085
                                                   --------
Indiana (9.0%):
     150    Ball State University, Revenue,
              Series H, 6.15%, 7/1/05, FGIC .....       163
   1,550    Beech Grove, School Building Corp.,
              Revenue, 6.25%, 7/5/16, Callable
              1/5/11 @ 100, MBIA ................     1,763
   1,015    Cloverdale, School Building Corp.,
              Revenue, 6.38%, 7/15/13, Callable
              1/15/02 @ 101 .....................     1,027

                                       21
Continued

One Group Mutual Funds
Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Indiana, continued:
 $   100    Eagle Union, Elementary School
              Building Corp., Revenue, 9.25%,
              1/1/03, Callable 7/1/01 @ 101 .....  $    107
   2,000    East Allen, Elementary School
              District Corp., Revenue, 5.88%,
              7/1/12, Callable 7/1/06 @ 102,
              FSA ...............................     2,184
   1,000    Evansville Vanderburgh Corp.,
              Revenue, 5.80%, 8/15/16, Callable
              8/1/06 @ 102, MBIA ................     1,045
     500    Franklin, Community School Building
              Corp., Revenue, 5.85%, 7/15/11,
              Callable 7/15/06 @ 102, FSA .......       533
   2,000    Franklin, Community School Building
              Corp., Revenue, 6.00%, 1/15/13,
              Callable 7/15/06 @ 102, FSA .......     2,132
     500    Greencastle, NE Elementary School
              Building Corp., Revenue, 6.63%,
              1/15/14, Callable 1/15/03 @ 101 ...       523
   1,000    Hamilton County, Public Building
              Corp., Revenue, Series A, 6.25%,
              1/20/12, Callable 7/20/02 @ 102 ...     1,042
     500    Hammond, Multi-School Building Corp.,
              Revenue, Series A, 6.15%, 7/10/10,
              Callable 1/10/03 @ 102 ............       516
   1,000    Health Facilities Finance Authority,
              Hospital Revenue, Clarian Health
              Partners, Inc., Series A, 5.50%,
              2/15/16, Callable 2/15/07 @ 102 ...     1,003
   1,000    Health Facilities Finance Authority,
              Revenue, Series A, 6.00%,
              9/1/05 ............................     1,091
     200    Indiana State University, Revenue,
              Series G, 6.60%, 7/1/04, Callable
              7/1/01 @ 102 ......................       218
   1,000    Indiana State Vocational Technology
              College, Revenue, Series D, 5.90%,
              7/1/06, Callable 1/1/05 @ 102,
              AMBAC .............................     1,078
     350    Indiana State Vocational Technology
              College, Revenue, Series D, 6.40%,
              7/1/10, Callable 1/1/05 @ 102,
              AMBAC .............................       386
   5,000    Indiana University, Revenue, Series
              K, 5.88%, 8/1/20, Callable 11/1/02
              @ 102, MBIA .......................     5,247
     160    Indianapolis, Gas Utilities Revenue,
              7.00%, 6/1/08, Callable 8/20/01 @
              100 ...............................       180

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Indiana, continued:
 $   200    Lafayette, Redevelopment Authority,
              EDR, 6.70%, 2/1/10, Prerefunded
              8/1/04 @ 102, MBIA ................  $    223
     255    Lafayette, Redevelopment Authority,
              EDR, 6.80%, 8/1/10, Prerefunded
              8/1/04 @ 102, MBIA ................       284
     525    Merrillville, Multi-School Building
              Corp., Revenue, 6.45%, 7/1/04,
              Callable 1/1/04 @ 100 .............       568
   1,500    Metro School District Building Corp.,
              Revenue, 6.90%, 1/1/18, Callable
              1/1/05 @ 102 ......................     1,685
   3,000    Municipal Power Agency Supply System,
              Revenue, Series B, 5.50%, 1/1/16,
              Callable 1/1/14 @ 100, MBIA .......     3,176
     250    North Warrick County, School Building
              Corp., GO, 10.00%, 1/1/04, Callable
              7/1/03 @ 101 ......................       284
     900    South Bend, Community School Building
              Corp., Revenue, 5.70%, 8/1/17,
              Callable 8/1/07 @ 101, FSA ........       987
   1,500    South Bend, Community School Building
              Corp., Revenue, 5.70%, 8/1/19,
              Callable 8/1/07 @ 101, FSA ........     1,645
     710    South Newton, School Building Corp.,
              Revenue, 5.80%, 7/15/12, Callable
              1/15/05 @ 102, MBIA ...............       744
     450    State Educational Facilities
              Authority, Revenue, Series B,
              6.60%, 1/1/11, Callable 1/1/02 @
              102, MBIA .........................       459
     750    State Educational Facilities
              Authority, Revenue, 6.00%, 6/1/15,
              Callable 6/1/06 @ 102, MBIA .......       794
     850    State Housing Finance Authority,
              Multi-Unit Mortgage Revenue, 6.60%,
              1/1/12, Callable 1/1/03 @ 102 .....       892
   1,150    State Office Building Commission,
              Revenue, Series A, 5.50%, 7/1/12,
              Callable 7/1/05 @ 102, AMBAC ......     1,193
     500    State Recreational Development
              Commission, Revenue, Series B,
              6.00%, 7/1/09 .....................       536
   2,100    Terre Haute North/South, Revenue,
              5.80%, 7/1/13, Callable 7/1/03 @
              102 ...............................     2,140

                                       22
Continued

One Group Mutual Funds
Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Indiana, continued:
 $   500    Transportation Finance Authority,
              Airport Facility Revenue, Series A,
              6.00%, 11/1/14, Callable 11/1/05 @
              102 ...............................  $    522
     885    Transportation Finance Authority,
              Highway Revenue, Series A, 7.25%,
              6/1/15, Prerefunded, ETM ..........     1,059
   3,115    Transportation Finance Authority,
              Highway Revenue, Series A, 7.25%,
              6/1/15 ............................     3,792
     755    Transportation Finance Authority,
              Revenue, Series A, 6.25%, 11/1/16,
              Callable 1/1/02 @ 102 .............       776
   8,750    Transportation Finance Authority,
              Revenue, Series A, 6.80%, 12/1/16,
              Callable 12/1/10 @ 100 ............    10,345
   1,180    Vincennes, Community School Building
              Corp., Revenue, 6.00%, 7/1/09,
              Callable 7/1/06 @ 102, FSA ........     1,274
     500    Wabash County, School Building Corp.,
              Revenue, 6.88%, 7/1/09, Callable
              1/1/02 @ 101 ......................       505
   1,000    Whitko Middle School Building Corp.,
              Revenue, 5.88%, 7/15/12, Callable
              1/15/07 @ 102, FSA ................     1,066
                                                   --------
                                                     55,187
                                                   --------
Kentucky (0.7%):
   4,090    Louisville & Jefferson Counties,
              Metropolitan Sewer & Drain Systems,
              Revenue, 5.63%, 5/15/17, Callable
              11/15/09 @ 101, FGIC ..............     4,281
                                                   --------
Louisiana (3.2%):
   7,970    Baton Rouge, Sales & Use Tax,
              Revenue, Refunding, Public
              Improvement, Series A, 5.25%,
              8/1/12, Callable 8/1/08 @ 101.50,
              FGIC ..............................     8,343
   3,915    Shreveport, GO, Series A, 5.25%,
              5/1/15, FGIC ......................     3,990
   3,690    Shreveport, GO, Series A, 5.25%,
              5/1/16, FGIC ......................     3,747
   4,000    Tobacco Settlement Financing Corp.,
              Revenue, Series 01-B, 5.50%,
              5/15/30, Callable 5/15/11 @ 101 ...     3,820
                                                   --------
                                                     19,900
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Maryland (0.4%):
 $ 2,250    State Community Development, Revenue,
              6.20%, 4/1/14, Callable 4/1/05 @
              102 ...............................  $  2,360
                                                   --------
Massachusetts (2.3%):
   4,185    Bay Transportation Authority, GO,
              General Transportation Systems,
              Series A, 5.50%, 3/1/16 ...........     4,358
   3,945    Boston, Series A, GO, 5.75%, 2/1/16,
              Callable 2/1/10 @ 100 .............     4,187
   3,330    Housing Finance Agency, Revenue,
              6.00%, 12/1/15, Callable 12/1/05 @
              102, AMBAC ........................     3,491
   2,265    State Industrial Finance Agency,
              Revenue, 6.00%, 1/1/15, Callable
              1/1/06 @ 102, MBIA ................     2,405
                                                   --------
                                                     14,441
                                                   --------
Michigan (3.3%):
   1,500    Caledonia Community Schools, GO,
              5.85%, 5/1/22, Prerefunded 5/1/07 @
              100, MBIA .........................     1,639
   7,500    Municipal Bond Authority, Clean Water
              Revenue, 5.50%, 10/1/19 ...........     7,750
   5,000    Oakland County, Educational Revenue,
              6.90%, 11/1/14, Callable 11/1/04 @
              102 ...............................     5,633
   5,000    State Housing Development Authority,
              Revenue, Series D, 5.95%, 12/1/16,
              Callable 12/1/06 @ 102 ............     5,231
                                                   --------
                                                     20,253
                                                   --------
Minnesota (0.9%):
   5,090    State Housing Finance Agency,
              Revenue, Series D, 5.90%, 8/1/15,
              Callable 2/1/05 @ 102, MBIA .......     5,349
                                                   --------
Mississippi (1.4%):
   7,940    Development Bank, SO, Revenue,
              Gulfport Water & Sewer Project,
              6.00%, 7/1/20, Callable 7/1/02 @
              102 ...............................     8,710
                                                   --------
Nevada (3.8%):
   5,145    Clark County, IDR, 7.20%, 10/1/22,
              AMBAC .............................     5,435
  12,000    State Department of Business &
              Industry, Revenue, Capital
              Appreciation, Las Vegas Monorail,
              0.00%, 1/1/16, AMBAC ..............     5,674

                                       23
Continued

One Group Mutual Funds
Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Nevada, continued:
 $ 6,000    Trukee Meadows, Water Authority,
              Writer Revenue, Series A, 5.00%,
              7/1/25, Callable 7/1/11 @ 100 .....  $  5,706
   6,365    Washoe County School District, GO,
              5.88%, 6/1/16, FSA ................     6,753
                                                   --------
                                                     23,568
                                                   --------
New Jersey (1.5%):
   9,000    State Transportation Trust Fund
              Authority, Revenue, Transportation
              Systems, Series B, 5.25%, 6/15/12,
              Callable 6/15/07 @ 102 ............     9,351
                                                   --------
New Mexico (0.6%):
   3,310    State Mortgage Finance Authority,
              Single Family Revenue, 5.90%,
              7/1/16, Callable 7/1/07 @ 102,
              GNMA ..............................     3,419
                                                   --------
New York (4.2%):
     565    New York City, Municipal Water
              Financing Authority, Water and
              Sewer Revenue, Series B, 6.00%,
              6/15/33, Callable 6/15/10 @101 ....       634
   3,000    New York City, Transitional Finance
              Authority, Revenue, 5.50%
              2/1/15 ............................     3,141
   3,000    New York City, Transitional Finance
              Authority, Revenue, Series B,
              5.00%, 1/1/32, Callable 1/1/12 @
              100 ...............................     2,829
   6,785    New York City, GO, Series A, 6.00%,
              5/15/18, Callable 5/15/10 @ 101 ...     7,167
   3,500    New York City, GO, Series F, 5.25%,
              8/1/16, MBIA ......................     3,545
   5,000    State Dormitory Authority, Revenue,
              5.88%, 7/1/08, Callable 7/1/06 @
              102 ...............................     5,410
   3,000    State Dormitory Authority, Revenue,
              5.13% , 7/1/21, Callable 7/1/10 @
              100 ...............................     2,967
                                                   --------
                                                     25,693
                                                   --------
North Carolina (5.6%):
   3,355    Charlotte Mecklenberg Hospital
              Authority, Revenue, Series A,
              5.60%, 1/15/10, Callable 1/15/06 @
              102 ...............................     3,523
   3,510    Charlotte Mecklenberg Hospital,
              Revenue, 5.90%, 1/15/16, Callable
              1/15/06 @ 102 .....................     3,640
   3,200    Charlotte, GO, 5.50%, 6/1/17,
              Callable 6/1/10 @ 102 .............     3,379
   3,400    Charlotte, GO, 5.50%, 6/1/18,
              Callable 6/1/10 @ 102 .............     3,578

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
North Carolina, continued:
 $ 4,400    Cumberland County, GO, 5.70%, 3/1/18,
              Callable 3/1/10 @ 102 .............  $  4,688
   6,195    New Hanover County, Public
              Improvements, GO, 5.75%, 11/1/18,
              Callable 11/1/10 @ 102 ............     6,648
     385    State Housing Finance Agency,
              Revenue, AMT, Single Family, Series
              LL, 5.50%, 9/1/22 .................       386
   3,480    State Housing Finance Agency,
              Revenue, AMT, Single Family, Series
              BB 6.50%, 9/1/26, Callable 3/1/05 @
              102 ...............................     3,620
   4,695    State Housing Finance Agency,
              Revenue, AMT, Single Family, Series
              FF 6.25%, 3/1/28 ..................     4,852
                                                   --------
                                                     34,314
                                                   --------
North Dakota (0.7%):
   4,325    Bismarck, Health Care Facilities,
              Revenue, St. Alexius Medical
              Center, Series A, 5.25%, 7/1/15,
              Callable 7/1/08 @ 102, FSA ........     4,353
                                                   --------
Ohio (4.1%):
   7,000    Cleveland, Certificates of
              Participation, 5.25%, 11/15/13,
              Callable 11/15/07 @ 102, AMBAC ....     7,229
   4,000    Franklin County, Hospital Revenue,
              Children's Hospital Project, Series
              A, 6.50%, 5/1/07, Callable 11/1/02
              @ 102 .............................     4,215
   1,265    Housing Finance Agency, Mortgage
              Revenue, Series A-1, 6.20%, 9/1/14,
              GNMA ..............................     1,327
   3,000    Lucas County, Hospital, Revenue,
              Promedia Healthcare Obligation
              Group, 5.63%, 11/15/14, AMBAC .....     3,168
     250    State Building Authority, Adult
              Correctional Building, Revenue,
              Series A, 6.13%, 10/1/09, Callable
              10/1/03 @ 102 .....................       271
   1,000    State Public & Sewer Improvement, GO,
              6.00%, 8/1/07, Callable 8/1/05 @
              102 ...............................     1,088
   5,000    State Turnpike Commission, Revenue,
              Series A, 5.70%, 2/15/17,
              Prerefunded 2/15/06 @ 102, MBIA ...     5,498

                                       24
Continued

One Group Mutual Funds
Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $ 2,260    Toledo, Lucas County Port Development
              Authority, Revenue, AMT, 6.00%,
              5/15/11 ...........................  $  2,286
                                                   --------
                                                     25,082
                                                   --------
Oregon (1.4%):
   5,305    Clackamas County, School District
              #62C, GO, 6.00%, 6/15/16, Callable
              6/15/10 @ 100 .....................     5,761
   3,000    Department of Administrative
              Services, Lottery Revenue, Series
              B, 5.25%, 4/1/15, FSA .............     3,067
                                                   --------
                                                      8,828
                                                   --------
Pennsylvania (1.3%):
   3,675    Delaware River Port Authority,
              Revenue, 5.63%, 1/1/16, FSA .......     3,851
   4,000    State Higher Educational Facilities
              Authority, Revenue, Health System,
              Series A, 6.00%, 5/15/31, Callable
              1/15/11 @ 101 .....................     4,040
                                                   --------
                                                      7,891
                                                   --------
Puerto Rico (0.7%):
   4,000    Childrens Trust Fund, Tobacco
              Settlement, Revenue, 5.75%, 7/1/13,
              Callable 7/1/10 @ 100 .............     4,230
                                                   --------
Rhode Island (1.0%):
   5,800    Depositor's Economic Protection,
              Revenue, Series A, 6.30%, 8/1/05,
              FSA, MBIA .........................     6,393
                                                   --------
South Carolina (1.7%):
   2,000    Greenville, Hospital System
              Facilities, Revenue, Series A,
              5.60%, 5/1/10, Callable 5/1/06 @
              102 ...............................     2,099
   3,000    Jobs Economic Development Authority,
              Facilities Revenue, Georgetown
              Memorial Hospital, 5.25%, 2/1/21,
              Callable 8/1/11 @ 100 .............     2,917
   5,000    Tobacco Settlement, Management
              Authority, Revenue, Series B,
              6.38%, 5/15/28, Callable 5/15/11 @
              101 ...............................     5,184
                                                   --------
                                                     10,200
                                                   --------
South Dakota (1.1%):
   1,140    Building Authority, Lease Revenue,
              6.63%, 9/1/12, AMBAC ..............     1,200

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
South Dakota, continued:
 $ 2,500    Heartland Consumers Power District,
              Electric Revenue, 6.00%, 1/1/17,
              FSA ...............................  $  2,772
   1,510    State Housing Development Authority,
              Revenue, 5.70%, 5/1/08, Callable
              5/1/06 @ 102 ......................     1,601
   1,000    State Housing Development Authority,
              Revenue, 6.25%, 5/1/15, Callable
              5/1/05 @ 102 ......................     1,043
                                                   --------
                                                      6,616
                                                   --------
Tennessee (0.5%):
   1,360    Knox County, Health, Educational &
              Housing Facilities Board, Revenue,
              7.25%, 1/1/09, MBIA ...............     1,592
   1,300    Knox County, Health, Educational &
              Housing Facilities Board, Revenue,
              7.25%, 1/1/10, MBIA ...............     1,540
                                                   --------
                                                      3,132
                                                   --------
Texas (7.6%):
   6,000    Brownsville, Utilities System
              Revenue, 6.25%, 9/1/14, MBIA ......     6,780
   3,000    Dallas-Fort Worth, Airport Revenue,
              Series A, 5.50%, 11/1/20, Callable
              11/1/11@ 100, FGIC ................     2,995
   6,420    Fort Bend School District, GO, 5.00%,
              8/15/24, PSFG .....................     6,118
   6,250    Frisco Independence School District,
              GO, 5.00%, 8/15/30, Callable
              8/15/11 @ 100 .....................     5,883
   1,785    Richardson Hospital Authority,
              Revenue, Richardson Medical, 6.50%,
              12/1/12 ...........................     1,845
   1,115    Richardson Hospital Authority,
              Revenue, Richardson Medical, 6.50%,
              12/1/12, Prerefunded 12/1/03 @
              102 ...............................     1,218
   5,810    San Antonio Electric and Gas,
              Revenue, Series 00, 5.00%, 2/1/17,
              Callable 2/1/17 @ 100 .............     5,855
   5,000    State Public Finance Authority, GO,
              Series B, 5.63%, 10/1/12, Callable
              10/1/06 @ 100 .....................     5,429
   4,000    State, GO, College Student Loan, AMT,
              6.50%, 8/1/07, Callable 8/1/02 @
              100 ...............................     4,099
   5,000    Texas A & M University, Revenue,
              5.38%, 5/15/16 ....................     5,097

                                       25
Continued

One Group Mutual Funds
Tax-Free Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Texas, continued:
 $ 1,500    Tom Green County, Health Facilities,
              Hospital Revenue, Shannon Health
              System Project, 6.20%, 11/15/11 ...  $  1,540
                                                   --------
                                                     46,859
                                                   --------
Utah (1.7%):
   1,815    Board of Regents, Lease Revenue,
              Refunding, Dixie College, Series A,
              5.50%, 5/1/23, Callable 5/1/09 @
              100, AMBAC ........................     1,838
   4,340    Salt Lake County, Revenue, 5.50%,
              10/1/11, Callable 10/1/09 @ 100 ...     4,605
   3,875    State Housing Finance Agency,
              Revenue, Single Family Mortgage,
              Issue A-2, AMT, 6.25%, 7/1/25,
              Callable 1/1/07 @ 102, FHA ........     4,021
                                                   --------
                                                     10,464
                                                   --------
Virginia (2.1%):
   4,140    Norfolk, Water Revenue, 5.88%,
              11/1/14, Callable 11/1/05 @ 102,
              MBIA ..............................     4,448
   2,000    State Housing Development Authority,
              Commonwealth Mortgage, Revenue,
              Series H, Sub-Series H-2, 6.20%,
              1/1/08, Callable 1/1/05 @ 102 .....     2,070
   1,500    State Housing Development Authority,
              Revenue, Refunding, Series E,
              5.60%, 11/1/10, Callable 11/1/03 @
              102 ...............................     1,544
   4,500    State Housing Development Authority,
              Commonwealth Mortgage, Revenue,
              Series A, 7.10%, 1/1/17, Callable
              1/1/02 @ 102 ......................     4,590
                                                   --------
                                                     12,652
                                                   --------

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Washington (3.0%):
 $ 7,000    Energy Northwest Washington Electric,
              Revenue, Series A, 5.5%, 7/1/18,
              Callable 7/1/11 @ 101 .............  $  7,182
   5,000    Seattle, Municipal Light & Power
              Revenue, 6.00%, 10/1/18, Callable
              10/1/09 @ 101 .....................     5,345
   5,430    Western Washington University,
              Revenue, 5.50%, 10/1/22, AMBAC ....     5,667
                                                   --------
                                                     18,194
                                                   --------
West Virginia (0.9%):
   5,250    State GO, 5.75%, 6/1/13, Callable
              6/1/09 @ 101 ......................     5,641
                                                   --------
Wisconsin (0.9%):
   1,370    Housing & Economic Development
              Authority, Revenue, Series A,
              6.15%, 9/1/17, Callable 3/1/05 @
              102 ...............................     1,440
   4,000    State, GO, Series C, 6.00%, 5/1/19,
              Callable 5/1/10 @ 100 .............     4,277
                                                   --------
                                                      5,717
                                                   --------
  Total Municipal Bonds                             605,672
                                                   --------
INVESTMENT COMPANIES (0.3%):
   2,006    Blackrock Provident Institutional
              Funds, Tax-Free Money Market ......     2,006
                                                   --------
  Total Investment Companies                          2,006
                                                   --------
Total (Cost $575,572)(a)                           $607,678
                                                   ========

------------
Percentages indicated are based on net assets of $614,819.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $32,674
                   Unrealized depreciation......................     (568)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $32,106
                                                                  =======

   Aggregate cost for federal income tax purposes is substantially the same.

See notes to financial statements.

One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
MUNICIPAL BONDS (90.2%):
Alabama (0.7%):
 $ 5,000    21st Century Authority, Tobacco
              Settlement Revenue, 5.75%,
              12/1/20, Callable 6/1/10 @
              102 .............................  $    5,017
     395    Housing Finance Authority, Single
              Family Housing Revenue, Series
              A-1, 5.80%, 10/1/08, Callable
              4/1/05 @ 102, GNMA ..............         416
     785    Mobile Housing Assistance Corp.,
              Mortgage Revenue, 5.80%, 12/1/10,
              FHA .............................         785
   1,980    Mobile Housing Assistance Corp.,
              Mortgage Revenue, 6.50%, 12/1/21,
              FHA .............................       1,980
                                                 ----------
                                                      8,198
                                                 ----------
Alaska (1.3%):
     315    Home Mortgage Revenue, Refunding,
              8.00%, 3/1/09, Callable 3/1/02 @
              102, FNMA .......................         322
   5,200    North Slope Boro, Capital
              Appreciation, GO, Series A,
              0.00%, 6/30/08, MBIA ............       3,865
   1,000    Northern Tobacco Securitization
              Corp., Tobacco Settlement,
              Revenue, 4.80%, 6/1/11 ..........         977
   1,755    State Housing Finance Corp.,
              Revenue, Series A-1, 5.30%,
              12/1/12, Callable 12/1/07 @
              101.50, MBIA ....................       1,784
   1,635    State Housing Finance Corp.,
              Revenue, Series A-1, 5.15%,
              6/1/13, Callable 6/1/08 @ 101 ...       1,642
  12,940    State Housing Finance Corp.,
              Revenue, Series A, 0.00%,
              12/1/17, Callable 6/1/07 @ 54,
              MBIA ............................       5,009
   2,750    Student Loan Corp., Revenue, Series
              A, AMT, 5.75%, 7/1/14, Callable
              7/1/07 @ 100, AMBAC .............       2,803
                                                 ----------
                                                     16,402
                                                 ----------
Arizona (3.3%):
   2,815    Gila County, Certificates of
              Participation, 6.40%, 6/1/14 ....       2,918
   1,425    Gila County, IDA, Revenue, Cobre
              Valley Hospital, 6.00%, 12/1/20,
              Callable 12/1/10 @ 101, ACA .....       1,458
   1,170    Maricopa County, IDA, Multi-Family
              Housing Revenue, Villas at
              Augusta Project, 5.00%, 10/20/10,
              GNMA ............................       1,201

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $ 1,275    Maricopa County, IDA, Multi-Family
              Housing Revenue, Villas at
              Augusta Project, 6.40%, 10/20/20,
              Callable 10/20/10 @ 105, GNMA ...  $    1,367
  11,705    Maricopa County, IDA, Multi-Family
              Housing Revenue, Coral Point
              Apartments Project, Series A,
              4.95%, 3/1/28, Callable 3/1/06 @
              101 .............................      11,668
   1,385    Maricopa County, IDA, Multi-Family
              Housing Revenue, Coral Point
              Apartments Project, Series B,
              AMT, 5.10%, 3/1/28, Callable
              3/1/06 @ 101 ....................       1,381
   2,620    Mesa, IDA, Student Revenue, East
              Maricopa College, Series A,
              6.00%, 7/1/21, Callable 7/1/11 @
              101 .............................       2,625
   3,525    Mesa, IDA, Student Revenue, East
              Maricopa College, Series A,
              6.00%, 7/1/25, Callable 7/1/11 @
              101 .............................       3,514
   2,190    Multi-Family Housing Revenue, Bond
              Pass Thru Certificates,
              Beneficial Ownership, Tierra
              Antigua IDA, Series 15, AMT,
              5.75%, 11/1/34, Callable 12/1/11
              @ 100 ...........................       2,190
     675    Phoenix, IDA, Single Family
              Mortgage Revenue, 5.88%, 6/1/16,
              Callable 6/1/10 @ 102, GNMA/FNMA/
              FHLMC ...........................         716
   4,000    Pima County, IDA, Single Family
              Mortgage Revenue, Series A-1,
              AMT, 5.00%, 11/1/25, Callable
              11/1/10 @ 101,
              GNMA/FNMA/FHLMC .................       3,993
      75    Pima County, IDA, Single Family
              Mortgage Revenue, Series A-1,
              AMT, 6.20%, 5/1/27, Callable
              5/1/04 @ 102, GNMA ..............          75
   4,040    Pima County, IDA, Single Family
              Mortgage Revenue, AMT, 5.80%,
              11/1/32, Callable 5/1/10 @ 101,
              GNMA/FNMA/FHLMC .................       4,151
   6,655    Pima County, IDA, Single Family
              Mortgage Revenue, Capital
              Appreciation, Series A-1, AMT,
              0.00%, 11/1/34 ..................         941

                                       27
Continued

One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $ 1,545    Tucson & Pima Counties, IDA, Single
              Family Mortgage Revenue, Series
              1-A, AMT, 5.70%, 7/1/12, Callable
              1/1/10 @ 101, FNMA/ GNMA ........  $    1,633
   1,000    Tucson & Pima Counties, IDA, Single
              Family Mortgage Revenue, Series
              1-A, AMT, 6.10%, 7/1/22, Callable
              1/1/10 @ 101, FNMA/ GNMA ........       1,049
                                                 ----------
                                                     40,880
                                                 ----------
Arkansas (0.4%):
      52    Drew County, Public Facilities
              Board, Single Family Housing
              Revenue, Series B, 7.75%, 8/1/11,
              Callable 2/1/04 @ 100 ...........          53
     155    Drew County, Public Facilities
              Board, Single Family Housing
              Revenue, Series A-2, 7.90%,
              8/1/11, Callable 8/1/03 @ 103,
              FNMA ............................         162
   3,000    Fort Smith, Sales & Use Tax,
              Revenue, Series B, 3.75%,
              12/1/08 .........................       2,892
      82    Jacksonville, Residential Housing
              Facilities Board, Single Family
              Mortgage Revenue, Series B,
              7.75%, 1/1/11, Callable 7/1/05 @
              103 .............................          86
     246    Jacksonville, Residential Housing
              Facilities Board, Single Family
              Mortgage Revenue, Series A-2,
              7.90%, 1/1/11, Callable 7/1/03 @
              103, FNMA .......................         257
     287    Lonoke County, Residential Housing
              Facilities Board, Single Family
              Mortgage Revenue, Series A-2,
              7.90%, 4/1/11, FNMA .............         303
      65    Lonoke County, Residential Housing
              Facilities Board, Single Family
              Mortgage Revenue, Series B,
              7.38%, 4/1/11, Callable 4/1/03 @
              103 .............................          68
     358    Pope County, Residential
              Facilities, Single Family Housing
              Revenue, Series B, 7.75%, 9/1/11,
              Callable 8/1/02 @ 102, FHA ......         368
   1,725    State Development Finance
              Authority, Revenue, Series 1,
              0.00%, 6/1/15 ...................         806

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Arkansas, continued:
 $   122    Stuttgart, Public Facilities Board,
              Single Family Mortgage Revenue,
              Series B, 7.75%, 9/1/11, Callable
              3/1/06 @ 103 ....................  $      129
     173    Stuttgart, Public Facilities Board,
              Single Family Mortgage Revenue,
              Series A-2, 7.90%, 9/1/11,
              Callable 9/1/03 @ 103, FNMA .....         181
                                                 ----------
                                                      5,305
                                                 ----------
California (3.4%):
     550    ABAG Finance Authority,
              Multi-Family Housing Revenue,
              Palo Alto Gardens Apartments,
              Series A, AMT, 5.25%, 10/1/19,
              Callable 4/1/06 @ 102 ...........         533
   4,749    Contra Costa County, Multi-Family
              Mortgage Revenue, Crescent Park,
              Series B, 7.80%, 6/20/34,
              Callable 6/20/04 @ 105, GNMA ....       5,221
   5,675    Escondido JT Powers Finance
              Authority, Lease Revenue, Center
              for the Arts, 0.00%, 9/1/17,
              Callable 9/1/05 @ 46.52,
              AMBAC ...........................       2,170
     675    Housing Finance Agency, Home
              Mortgage Revenue, Series F, AMT,
              7.50%, 2/1/23, Callable 8/1/05 @
              102, FHA/VA .....................         712
   2,875    Multi-Family Housing Revenue, Bond
              Pass Thru Certificates,
              Beneficial Ownership, Wildwood,
              Series 10, AMT, 5.85%, 11/1/34,
              Mandatory Put 11/1/16 @ 100 .....       2,875
   2,865    Multi-Family Housing Revenue, Bond
              Pass Thru Certificates,
              Beneficial Ownership, Meridean,
              Series 9, AMT, 5.85%, 11/1/34,
              Mandatory Put 11/1/16 @ 100 .....       2,865
   2,650    Multi-Family Housing Revenue, Bond
              Pass Thru Certificates,
              Beneficial Ownership, Skyway
              Villas, Series 7, AMT, 5.95%,
              11/1/34, Mandatory Put 11/1/16 @
              100 .............................       2,650
   4,220    Petaluma City High School District,
              Capital Appreciation, GO, Series
              C, 0.00%, 8/1/20, Callable 8/1/04
              @ 38.39, FGIC ...................       1,392

                                       28
Continued

One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
California, continued:
 $   375    Redondo Beach, Redevelopment
              Agency, Residential Mortgage
              Revenue, Series B, 6.25%, 6/1/11,
              Callable 6/1/03 @ 100 ...........  $      376
   2,400    Rural Home Mortgage Finance
              Authority, Single Family Mortgage
              Revenue, Series A, 5.00%,
              12/1/11, GNMA/FNMA ..............       2,434
     440    Rural Home Mortgage Finance
              Authority, Single Family Mortgage
              Revenue, Series A, AMT, 7.75%,
              5/1/27 ..........................         485
   1,330    Rural Home Mortgage Finance
              Authority, Single Family Mortgage
              Revenue, Series D, AMT, 6.00%,
              6/1/31, Callable 6/1/10 @ 102,
              GNMA/FNMA .......................       1,497
   2,825    San Jose, Multi-Family Housing
              Revenue, Helzer Courts
              Apartments, Series A, AMT, 6.20%,
              6/1/19, Callable 12/1/09 @ 102
              (b) .............................       2,772
     940    Sierra View Health Care District,
              Revenue, 5.00%, 7/1/08, ACA .....         955
   9,650    Statewide Communities Development
              Authority, Multi-Family Revenue,
              Lancaster Manor Apartments,
              Series A, AMT, 6.33%,
              12/25/30 ........................       9,245
   3,400    Statewide Community Development
              Authority, Multi-Family Revenue,
              Cudahy Gardens, Series J, AMT,
              5.60%, 4/1/29, Callable 4/1/03 @
              102, LOC: Swiss Bank ............       3,439
   2,390    Statewide Community Development
              Authority, Multi-Family Revenue,
              Irvine Apartments, Series A-2,
              4.90%, 5/15/25, Putable 5/15/08 @
              100 .............................       2,405
                                                 ----------
                                                     42,026
                                                 ----------
Colorado (12.4%):
   2,250    Arapahoe County, Single Family
              Mortgage Revenue, 0.00%,
              9/1/10 ..........................       1,502
   2,920    Aurora, IDR, McKesson Corp., Series
              A, 5.38%, 12/1/11, Callable
              12/1/02 @ 102 ...................       2,975
   5,030    Aurora, Single Family Mortgage
              Revenue, Series A-2, 0.00%,
              9/1/15, Prerefunded 3/1/13 @
              75.20 ...........................       2,169

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
 $ 1,740    Brush Creek Metropolitan District,
              GO, Refunding, 6.70%, 11/15/09,
              Callable 11/15/03 @ 101 .........  $    1,816
     755    Cordillera Metropolitan District,
              Eagle County, GO, Series A,
              6.10%, 12/1/17, Callable 12/1/10
              @ 100 ...........................         769
   5,000    Denver City & County, Airport
              Revenue, Series A, AMT, 6.00%,
              11/15/10, AMBAC .................       5,399
   9,000    Denver City & County, Airport
              Revenue, Series A, 6.00%,
              11/15/14, Callable 11/15/10 @
              100 .............................       9,509
   4,990    Denver City & County, Airport
              Revenue, Series A, AMT, 9.19%,
              11/15/16, Callable 11/15/11 @
              100, FSA ........................       5,160
  15,125    Denver City & County, Mortgage
              Revenue, Series A, AMT, 0.00%,
              8/1/29, Callable 8/1/07 @ 26.95,
              GNMA/FHLMC ......................       2,924
   1,000    Denver City & County, Single Family
              Residential Revenue, Series A,
              0.00%, 7/1/10, Callable 7/1/08 @
              91.87 ...........................         632
   9,850    Denver City & County, Single Family
              Residential Revenue, Series A,
              0.00%, 7/1/14, Callable 7/1/08 @
              73.56 ...........................       4,866
   1,000    Denver City & County, Special
              Facilities, Airport Revenue,
              Rental Car Project, Series A,
              6.00%, 1/1/13, Callable 1/1/09 @
              101 .............................       1,059
   1,000    E-470 Business Metropolitan
              District, GO, 5.13%, 12/1/17,
              Callable 12/1/09 @ 100, ACA .....         948
      39    El Paso County, Home Mortgage,
              Revenue, Series C, 8.30%,
              9/20/18, GNMA ...................          42
   3,000    El Paso County, School District
              #49, 6.50%, 12/1/15, Callable
              12/1/05 @ 104, MBIA .............       3,359
   1,225    Englewood, Multi-Family Housing
              Revenue, Marks Apartments, Series
              B, 6.00%, 12/15/18, Callable
              12/15/03 @ 100, LOC: Citibank ...       1,236
   2,500    Englewood, Multi-Family Housing
              Revenue, Marks Apartments, 6.65%,
              12/1/26, Callable 12/1/06 @
              102 .............................       2,572

                                       29
Continued

One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
 $ 1,000    Erie Water Enterprise, Revenue,
              5.13%,12/1/10, Callable 12/1/08 @
              100, ACA ........................  $    1,006
   1,135    Health Facilities Authority,
              Revenue, Series A, 6.40%, 1/1/10,
              Callable 1/1/07 @ 101 ...........       1,114
     450    Housing & Finance Authority, Multi-
              Family Housing, Revenue, Class
              III-A3, 4.90%, 10/1/11 ..........         443
     385    Housing & Finance Authority,
              Revenue, Single Family Program,
              Series B-3, 4.13%, 8/1/10 .......         390
   1,250    Housing & Finance Authority,
              Revenue, Single Family Program,
              Series B, 5.00%, 8/1/13, Callable
              2/1/11 @ 102 ....................       1,255
   2,500    Housing & Finance Authority,
              Revenue, Single Family Program,
              Series B, 5.20%, 8/1/17, Callable
              2/1/11 @ 102 ....................       2,762
   2,345    Housing & Finance Authority,
              Revenue, Single Family Program,
              Series B-2, AMT, 6.10%, 8/1/23,
              Callable 2/1/11 @ 105 ...........       2,507
   1,085    Housing & Finance Authority, Single
              Family, Revenue, Series A-3,
              6.30%, 8/1/12, Callable 2/1/11 @
              105 .............................       1,193
   3,000    Housing & Finance Authority, Multi-
              Family Housing Revenue, Series
              C-3, 5.70%, 10/1/21, Callable
              11/1/02 @ 100, FHA ..............       3,000
   4,210    Housing & Finance Authority, Multi-
              Family Housing Revenue, Series B,
              6.00%, 10/1/25, Callable 2/1/02 @
              65.58, FHA ......................       3,495
   1,235    Housing & Finance Authority, Multi-
              Family Housing Revenue, Series A,
              9.00%, 10/1/25, Callable 10/1/02
              @ 100, FHA ......................       1,238
   2,385    Housing & Finance Authority, Multi-
              Family Housing Revenue, Series A,
              AMT, 6.65%, 10/1/28, Callable
              4/1/05 @ 102 ....................       2,472
   5,200    Housing & Finance Authority,
              Revenue, Series E-2, AMT, 7.00%,
              2/1/30, Callable 8/1/10 @ 105 ...       5,759

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
 $ 2,000    Housing & Finance Authority,
              Revenue, Series E-3, 6.70%,
              2/1/32, Callable 8/1/10 @ 105 ...  $    2,203
     125    Housing & Finance Authority, Single
              Family Housing Revenue, Series E,
              AMT, 6.25%, 12/1/09, Callable
              12/1/04 @ 103 ...................         128
     290    Housing & Finance Authority, Single
              Family Housing Revenue, Series B,
              6.13%, 5/1/13, Callable 11/1/04 @
              103, FHA/VA .....................         305
   1,000    Housing & Finance Authority, Single
              Family Housing Revenue, Series
              C-2, 5.15%, 11/1/16, Callable
              5/1/08 @ 102 ....................       1,000
   1,920    Housing & Finance Authority, Single
              Family Housing Revenue, Series
              B-2, AMT, 7.10%, 4/1/17, Callable
              4/1/10 @ 105 ....................       2,204
     325    Housing & Finance Authority, Single
              Family Housing Revenue, Series
              C-2, 7.45%, 6/1/17, Callable
              6/1/05 @ 105 ....................         344
   1,285    Housing & Finance Authority, Single
              Family Housing Revenue, Series
              C-2, AMT, 8.40%, 10/1/21,
              Callable 4/1/10 @ 105 ...........       1,415
      90    Housing & Finance Authority, Single
              Family Housing Revenue, Series
              A-3, AMT, 6.50%, 11/1/23,
              Callable 5/1/02 @ 102 ...........          93
     260    Housing & Finance Authority, Single
              Family Housing Revenue, Series B,
              7.50%, 11/1/24, Callable 11/1/04
              @ 105, FHA ......................         275
       5    Housing & Finance Authority, Single
              Family Housing Revenue, Series
              C-1, 7.65%, 12/1/25, Callable
              6/1/05 @ 105 ....................           5
   5,860    Housing & Finance Authority, Single
              Family Housing Revenue, Series
              A-2, AMT, 7.25%, 5/1/27, Callable
              5/1/07 @ 105 ....................       6,368
   2,340    Housing & Finance Authority, Single
              Family Housing Revenue, Series
              C-1, AMT, 7.55%, 11/1/27,
              Callable 11/1/06 @ 105 ..........       2,470

                                       30
Continued

One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
 $ 1,635    Housing & Finance Authority, Single
              Family Housing Revenue, Series
              C-2, AMT, 6.88%, 11/1/28,
              Callable 11/1/07 @ 105 ..........  $    1,741
   3,895    Housing & Finance Authority, Single
              Family Housing Revenue, Series
              B-2, AMT, 6.80%, 4/1/30, Callable
              4/1/09 @ 105 ....................       4,336
     945    Housing & Finance Authority, Single
              Family Housing Revenue, Series
              C-3, AMT, 7.15%, 10/1/30,
              Callable 4/1/10 @ 105 ...........       1,059
   1,925    Housing & Finance Authority, Single
              Family Housing Revenue, Series
              B-2, AMT, 7.25%, 10/1/31,
              Callable 4/1/10 @ 105 ...........       2,164
   2,000    Housing & Finance Authority, Single
              Family Housing Revenue, Series
              D-2, AMT, 6.90%, 4/1/29, Callable
              4/1/10 @ 105 ....................       2,249
   1,000    Housing & Finance Authority, Single
              Family Housing Revenue, Series
              D-3, 6.75%, 4/1/32, Callable
              4/1/10 @ 105 ....................       1,124
   4,125    Housing & Finance Authority, Single
              Family Program, Series A-1, AMT,
              7.40%, 11/1/27 ..................       4,399
   5,997    Ironwood Trust, GO, Series 00A,
              5.80%, 1/1/04, Mandatory Call
              1/1/04 @ 101 (b) ................       6,414
     170    Jefferson County, Single Family
              Mortgage Revenue, Refunding,
              Series A, 8.88%, 10/1/13,
              Callable 4/1/02 @ 102, MBIA .....         175
   3,500    Mesa County, Residential Revenue,
              Refunding, 0.00%, 12/1/11,
              ETM .............................       2,178
  10,000    Metropolitan Football Stadium,
              District Sales Tax Revenue,
              Series A, 0.00%, 1/1/07, MBIA ...       8,076
   1,070    Multi-Family Housing Revenue, Bond
              Pass Thru Certificates, Landings
              Project, Series 00-5, AMT, 6.00%,
              11/1/33, Callable 12/1/10 @
              100 .............................       1,068
   2,775    Multi-Family Housing Revenue, Bond
              Pass Thru Certificates, Castel
              Highlands Project, Series 00-2,
              AMT, 6.00%, 11/1/33, Callable
              12/1/10 @ 100 ...................       2,771

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Colorado, continued:
 $ 2,950    Multi-Family Housing Revenue, Bond
              Pass Thru Certificates,
              Northglenn Project, Series 00-3,
              AMT, 6.00%, 11/1/33, Callable
              12/1/10 @ 100 ...................  $    2,946
   2,075    Multi-Family Housing Revenue, Bond
              Pass Thru Certificates, Rocky
              Mountain Project, Series 00-4,
              AMT, 6.00%, 11/1/33, Callable
              12/1/10 @ 100 ...................       2,072
   2,040    Multi-Family Housing Revenue, Bond
              Pass Thru Certificates, Tyler's
              Creek Project, Series 00-10, AMT,
              6.00%, 11/1/33, Callable 12/1/10
              @ 100 ...........................       2,037
   1,585    Multi-Family Housing Revenue, Bond
              Pass Thru Certificates,
              Lawrenceville Brisben Project,
              Series 00-11, AMT, 6.00%,
              11/1/33, Callable 12/1/10 @
              100 .............................       1,583
   2,365    Multi-Family Housing Revenue, Bond
              Pass Thru Certificates,
              Centennial East Project, Series
              00-1, AMT, 6.00%, 11/1/33,
              Callable 12/1/10 @ 100 ..........       2,361
   1,935    Multi-Family Housing Revenue, Bond
              Pass Thru Certificates,
              Beneficial Ownership, Sterling
              Park, Series 13, AMT, 5.80%,
              11/1/34 .........................       1,935
   1,370    Multi-Family Housing Revenue, Bond
              Pass Thru Certificates,
              Beneficial Ownership, Stanford
              Arms, Series 17, AMT, 5.75%,
              11/1/34, Mandatory Put 11/1/16 @
              100 .............................       1,370
   7,695    Northern Metropolitan District,
              Adams County, GO, 6.50%, 12/1/16,
              Callable 12/1/07 @ 102, MBIA ....       8,480
   1,510    Pueblo County, Certificates of
              Participation, Capital
              Construction Corp., 6.25%,
              12/1/10 .........................       1,607
     255    San Miguel County, Mountain Village
              Metropolitan District, GO, 7.95%,
              12/1/03, Callable 12/1/02 @
              101 .............................         264
   1,720    San Miguel County, Mountain Village
              Metropolitan District, GO, 8.10%,
              12/1/11, Prerefunded 12/1/02 @
              101 .............................       1,833
                                                 ----------
                                                    154,623
                                                 ----------

                                       31
Continued

One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Connecticut (3.6%):
 $ 2,145    Bridgeport, GO, Series C, 5.00%,
              8/15/08, FGIC ...................  $    2,255
   4,350    Stamford, Housing Authority, Multi-
              Family Housing Revenue, Rippowam
              Project, 6.25%, 10/1/19, Callable
              10/1/08 @ 103 ...................       4,507
   9,200    Stamford, Housing Authority, Multi-
              Family Housing Revenue, Rippowam
              Project, 6.38%, 10/1/29, Callable
              10/1/08 @ 103 ...................       9,561
   5,150    State Health & Educational
              Facilities Authority, Revenue,
              Bristol Hospital, Series B,
              5.50%, 7/1/21, Callable 7/1/12 @
              101 .............................       5,147
   5,000    State Health & Educational
              Facilities Authority, Revenue,
              Bristol Hospital, Series B,
              5.50%, 7/1/32, Callable 7/1/12 @
              101 .............................       4,931
   1,540    State Housing Finance Authority,
              Multi-Family Housing Revenue,
              Sub-Series B-1, 6.13%, 5/15/18,
              Callable 5/15/05 @ 102 ..........       1,597
   2,495    State Housing Finance Authority,
              Single Family Housing Revenue,
              Series A, 6.20%, 5/15/14,
              Callable 5/15/03 @ 102 ..........       2,572
   6,830    State, GO, Series G, 5.00%,
              12/15/08 ........................       7,215
   4,425    State, GO, Series G, 5.00%,
              12/15/11 ........................       4,632
   2,325    State, Special Tax Obligation
              Revenue, Series B, 3.70%,
              10/1/08, FSA ....................       2,258
                                                 ----------
                                                     44,675
                                                 ----------
District of Columbia (0.3%):
     335    Housing Finance Agency, Single
              Family Housing Revenue, Series A,
              AMT, 5.50%, 12/1/06 .............         355
     260    Housing Finance Agency, Single
              Family Housing Revenue, Series A,
              AMT, 5.60%, 12/1/07 .............         275
     365    Housing Finance Agency, Single
              Family Housing Revenue, Series A,
              AMT, 5.65%, 12/1/08 .............         386
     380    Housing Finance Agency, Single
              Family Housing Revenue, Series A,
              AMT, 5.70%, 12/1/09 .............         402

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
District of Columbia, continued:
 $ 2,130    Tobacco Settlement Financing Corp.,
              Revenue, 5.20%, 5/15/08 .........  $    2,165
                                                 ----------
                                                      3,583
                                                 ----------
Florida (3.8%):
   6,500    Broward County, Resource Recovery
              Revenue, Series A, 5.38%,
              12/1/10, Callable 12/1/08 @
              101 .............................       6,696
   2,000    Capital Projects Finance Authority,
              Student Housing, Revenue, 5.50%,
              10/1/12, Callable 10/1/11 @ 102,
              MBIA ............................       2,056
   2,385    Capital Projects Finance Authority,
              Student Housing, Revenue, 5.50%,
              10/1/13, Callable 10/1/11 @ 102,
              MBIA ............................       2,451
   4,055    CRS Tax-Exempt Trust, Certificates
              of Participation, Series A,
              7.38%, 12/5/21 (b) ..............       4,175
   3,350    Duval County, Housing Finance
              Authority, Single Family Housing
              Revenue, Series C, 7.35%, 7/1/24,
              Callable 1/1/02 @ 102, FGIC .....       3,427
   1,900    Escambia County, Housing Finance
              Authority, Multi-Family Housing
              Revenue, 5.75%, 4/1/04, Callable
              4/1/02 @ 100, GNMA ..............       1,902
   1,795    Housing Finance Corp., Homeowner
              Mortgage Revenue, Series 2, AMT,
              4.75%, 7/1/19, Callable 6/1/07 @
              101.50, MBIA ....................       1,837
     650    Lee County, Housing Finance
              Authority, Single Family Mortgage
              Revenue, 6.95%, 9/1/26, Callable
              9/1/10 @ 106.75 .................         727
     955    Lee County, Housing Finance
              Authority, Single Family Housing
              Revenue, Series A-3, AMT, 6.40%,
              3/1/28, Callable 3/1/08 @ 105,
              GNMA/FNMA/FHLMC .................       1,040
   2,850    Lee County, Housing Finance
              Authority, Single Family Housing
              Revenue, Series A-3, AMT, 5.05%,
              3/1/29, Callable 3/1/08 @ 102,
              GNMA/FNMA/FHLMC .................       2,822

                                       32
Continued

One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Florida, continued:
 $ 1,395    Lee County, Housing Finance
              Authority, Single Family Housing
              Revenue, Series A, AMT, 6.85%,
              3/1/29, Callable 9/1/07 @ 105,
              FNMA/GNMA/FHLMC .................  $    1,519
     500    Lee County, IDA, Utilities Revenue,
              Bonita Springs Utilities Project,
              AMT, 5.00%, 11/1/10, FSA ........         508
     500    Lee County, IDA, Utilities Revenue,
              Bonita Springs Utilities Project,
              AMT, 5.10%, 11/1/11, Callable
              11/1/10 @ 101, FSA ..............         511
     500    Lee County, IDA, Utilities Revenue,
              Bonita Springs Utilities Project,
              AMT, 5.20%, 11/1/12, Callable
              11/1/10 @ 101, FSA ..............         509
     500    Lee County, IDA, Utilities Revenue,
              Bonita Springs Utilities Project,
              AMT, 5.25%, 11/1/13, Callable
              11/1/10 @ 101, FSA ..............         507
     500    Lee County, IDA, Utilities Revenue,
              Bonita Springs Utilities Project,
              AMT, 5.30%, 11/1/14, Callable
              11/1/10 @ 101, FSA ..............         506
     500    Lee County, IDA, Utilities Revenue,
              Bonita Springs Utilities Project,
              AMT, 5.50%, 11/1/16, Callable
              11/1/10 @ 101, FSA ..............         508
     490    Leon County, Housing Finance
              Authority, Multi-County Program,
              Revenue, Series B, AMT, 7.30%,
              1/1/28, GNMA/FHLMC ..............         560
     730    Manatee County, Housing Finance
              Authority, Single Family Housing
              Revenue, Sub-Series 1, AMT,
              8.38%, 5/1/25, GNMA/FHLMC .......         745
   1,405    Manatee County, Housing Finance
              Authority, Single Family Housing
              Revenue, Sub-Series 1, AMT,
              6.25%, 11/1/28, Callable 11/1/09
              @ 105 ...........................       1,493
   2,250    Miami-Dade County, Housing Finance
              Authority, Single Family Housing
              Revenue, Series A-1, AMT, 5.90%,
              6/1/25, Callable 6/1/08 @ 103,
              FHLMC ...........................       2,375

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Florida, continued:
 $ 2,900    Miami-Dade County, Split
              Obligation, Revenue, Sub-Series
              A, 0.00%, 10/1/16, Callable
              4/1/08 @ 65.58, MBIA ............  $    1,305
   1,000    Orange County, Housing Finance
              Authority, Multi-Family Housing
              Revenue, Loma Vista Project,
              Series G, AMT, 5.40%, 9/1/19,
              Callable 3/1/09 @ 102 ...........         941
   2,020    Orange County, Housing Finance
              Authority, Multi-Family Housing
              Revenue, Loma Vista Project,
              Series G, AMT, 5.45%, 9/1/24,
              Callable 3/1/09 @ 102 ...........       1,880
     355    Palm Beach County, Housing Finance
              Authority, Single Family Housing
              Revenue, Series A, AMT, 6.38%,
              10/1/06, Callable 10/1/04 @ 102,
              GNMA/FNMA .......................         363
   1,320    Santa Rosa Bay Bridge Authority,
              Revenue, Capital Appreciation,
              0.00%, 7/1/08, ACA ..............         983
   1,625    Santa Rosa Bay Bridge Authority,
              Revenue, Capital Appreciation,
              0.00%, 7/1/09, ACA ..............       1,145
   1,535    Santa Rosa Bay Bridge Authority,
              Revenue, Capital Appreciation,
              0.00%, 7/1/12, ACA ..............         906
   3,075    Tampa, Water & Sewer Revenue,
              0.00%, 10/1/05 ..................       2,864
                                                 ----------
                                                     47,261
                                                 ----------
Georgia (2.3%):
   1,500    Atlanta, Airport Facilities,
              Revenue, Series A, 6.50%, 1/1/08,
              AMBAC ...........................       1,678
   1,550    Atlanta, Urban Residential Finance
              Authority, Single Family Housing
              Revenue, 0.00%, 10/1/16,
              Prerefunded 4/1/15 @ 85.46,
              AMBAC/FNMA ......................         660
  11,525    Clayton County, Housing Authority,
              Multi-Family Housing Revenue,
              Tara Court Apartments Project,
              4.35%, 12/1/31, Mandatory Put
              12/1/11 @ 100, FNMA .............      11,343

                                       33
Continued

One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Georgia, continued:
 $ 5,000    De Kalb County, Housing Authority,
              Multi-Family Housing Revenue,
              Friendly Hills Apartments, Series
              A, AMT, 7.05%, 1/1/39, Callable
              1/1/08 @ 104, FHA ...............  $    5,444
   1,765    Fulton County, Housing Authority,
              Multi-Family Housing Revenue,
              Concorde Place Apartments
              Project, Series A, AMT, 6.30%,
              7/1/16, Callable 7/1/06 @ 102 ...       1,958
   2,245    Multi-Family Housing Revenue, Bond
              Pass Thru Certificates,
              Beneficial Ownership, Stonecrest,
              Series 8, AMT, 5.90%, 11/1/34,
              Callable 12/1/11 @ 100 ..........       2,245
     400    State Housing & Finance Authority,
              Single Family Housing Revenue,
              Series A-1, 5.55%, 12/1/11,
              Callable 3/1/10 @ 100 ...........         423
   2,935    State Housing & Finance Authority,
              Single Family Housing Revenue,
              Sub-Series D-3, 4.85%, 6/1/17,
              Callable 12/1/10 @ 100 ..........       3,003
   2,050    State Housing & Finance Authority
              Revenue, Single Family Housing
              Revenue, Sub-Series C-1, 5.55%,
              12/1/16, Callable 12/1/07 @
              101.50 ..........................       2,108
                                                 ----------
                                                     28,862
                                                 ----------
Guam (0.2%):
   2,500    Guam Government, LO, Revenue,
              Series A, 5.50%, 12/1/08, FSA ...       2,728
                                                 ----------
Hawaii (0.1%):
   1,460    State Housing & Community
              Development Corp., Multi-Family
              Housing Revenue, Sunset Villas,
              5.00%, 7/20/11, GNMA ............       1,485
                                                 ----------
Idaho (0.7%):
   1,025    Housing & Finance Association,
              Single Family Mortgage Revenue,
              Sub-Series A, 5.35%, 7/1/11,
              Callable 1/1/08 @ 101.50,
              FHA/VA ..........................       1,056
     900    Housing & Finance Association,
              Single Family Mortgage Revenue,
              Series E-2, AMT, 5.95%, 7/1/14,
              Callable 1/1/07 @ 101.50 ........         945

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Idaho, continued:
 $ 1,470    Housing & Finance Association,
              Single Family Mortgage Revenue,
              Series H, AMT, 6.05%, 7/1/14,
              Callable 1/1/07 @ 102, FHA/VA ...  $    1,498
     980    Housing & Finance Association,
              Single Family Mortgage Revenue,
              Series D, AMT, 6.45%, 7/1/14,
              Callable 1/1/06 @ 102, FHA ......       1,014
   2,815    Housing & Finance Association,
              Single Family Mortgage Revenue,
              Series D-2, AMT, 4.95%, 7/1/28,
              Callable 1/1/08 @ 101.50, FHA ...       2,824
   1,000    University of Idaho, Revenue,
              Housing Improvement Projects,
              5.00%, 4/1/13, Callable 4/1/11 @
              100, FGIC .......................       1,020
                                                 ----------
                                                      8,357
                                                 ----------
Illinois (5.8%):
  12,410    Aurora, Multi-Family Housing
              Revenue, Covey Fox Valley
              Apartments Project, 5.30%,
              11/1/27, Callable 11/1/05 @
              101 .............................      12,489
      80    Aurora, Single Family Mortgage
              Revenue, Refunding, Series B,
              AMT, 8.05%, 9/1/25,
              GNMA/FHLMC ......................          87
     140    Bolingbrook, Mortgage Revenue, Sub-
              Series 1, 0.00%, 1/1/11, Callable
              1/1/02 @ 53.10 ..................          72
   4,575    Chicago City Colleges, Capital
              Improvement, GO, 6.00%, 1/1/10,
              FGIC ............................       5,056
   4,450    Chicago Heights, GO, Series A,
              5.65%, 12/1/16, Callable 12/1/08
              @ 100, FGIC .....................       4,617
   2,430    Chicago, Public Building
              Commission, Building Revenue,
              Chicago School Reform, Series B,
              5.25%, 12/1/15, FGIC ............       2,521
     270    Chicago, Single Family Mortgage
              Revenue, Series B, 0.00%,
              10/1/09, MBIA ...................         159
     280    Chicago, Single Family Mortgage
              Revenue, 5.40%, 9/1/10, GNMA/
              FNMA/FHLMC ......................         292
   1,515    Chicago, Single Family Mortgage
              Revenue, Series A, AMT, 5.60%,
              9/1/19, Callable 3/1/10 @ 102,
              GNMA/FNMA/FHLMC .................       1,592

                                       34
Continued

One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Illinois, continued:
 $ 1,905    Chicago, Single Family Mortgage
              Revenue, Series A, AMT, 7.00%,
              9/1/27, Callable 3/1/06 @ 105,
              GNMA/FNMA/FHLMC .................  $    2,122
   1,470    Chicago, Single Family Mortgage
              Revenue, Series B, AMT, 7.63%,
              9/1/27, Callable 6/15/06 @ 105,
              GNMA/FNMA/FHLMC .................       1,673
   1,245    Chicago, Single Family Mortgage
              Revenue, Series A, AMT, 7.25%,
              9/1/28, Callable 9/1/07 @ 105,
              GNMA/FNMA/FHLMC .................       1,334
   8,975    Chicago, Single Family Mortgage
              Revenue, Series A, AMT, 7.15%,
              9/1/31, Callable 3/1/10 @ 105,
              GNMA/FNMA/FHLMC .................      10,172
     850    Chicago, Single Family Mortgage
              Revenue, 7.00%, 3/1/32, Callable
              9/1/10 @ 105, GNMA/FNMA/
              FHLMC ...........................         949
   1,195    Clay County, Hospital Revenue,
              5.70%, 12/1/18, Callable 12/1/08
              @ 102 ...........................       1,034
   2,570    Clay County, Hospital Revenue,
              5.90%, 12/1/28, Callable 12/1/08
              @ 102 ...........................       2,194
   2,265    Cook County, School District #200,
              Oak Park, GO, 0.00%, 12/1/12,
              Callable 12/1/11 @ 97.61, FSA ...       1,293
   1,000    Cook County, School District #219,
              Niles Township, GO, 5.88%,
              12/1/12, Callable 12/1/10 @ 100,
              FGIC ............................       1,092
   2,660    Cook County, School District #219,
              Niles Township, GO, 5.88%,
              12/1/13, Callable 12/1/10 @ 100,
              FGIC ............................       2,888
     250    Danville, Single Family Mortgage
              Revenue, Refunding, 7.30%,
              11/1/10, Callable 11/1/03 @
              102 .............................         258
   2,745    De Kalb & Ogle Counties, Community
              College District #523, 5.75%,
              2/1/13, Callable 2/1/10 @ 100,
              FSA .............................       2,938
     365    Freeport, Single Family Mortgage
              Revenue, 0.00%, 8/1/10, Callable
              10/1/02 @ 53.084 ................         183
   4,685    Moline, Mortgage Revenue, Sub-
              Series 1, 0.00%, 5/1/11, Callable
              5/1/02 @ 54.02 ..................       2,411

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Illinois, continued:
 $   610    Peoria, Moline & Freeport Single
              Family Revenue, Series A, AMT,
              7.60%, 4/1/27, Callable 10/1/05 @
              105, GNMA .......................  $      670
   3,500    Peru, IDR, Consolidated Freightways
              Corp., Project, Series B, 5.25%,
              1/1/04 ..........................       3,324
     335    Quincy, Single Family Mortgage
              Revenue, Refunding, 6.88%,
              3/1/10, Callable 3/1/04 @ 102 ...         345
     150    Rock Island, Residential Mortgage
              Revenue, Refunding, 7.70%,
              9/1/08, Callable 9/1/02 @ 102 ...         154
   3,430    State Development Finance
              Authority, Multi-Family Housing
              Revenue, Series A, 6.50%,
              7/20/15, Callable 7/20/10 @
              105 .............................       3,793
   4,465    State Development Finance
              Authority, Multi-Family Housing
              Revenue, Series A, 6.60%,
              7/20/21, Callable 7/20/10 @
              105 .............................       4,894
   2,225    Winnebago County, School District
              #122, GO, 0.00%, 1/1/12, FSA ....       1,354
                                                 ----------
                                                     71,960
                                                 ----------
Indiana (2.4%):
   4,900    Fremont, IDR, Consolidated
              Freightways Corp., Project,
              5.25%, 5/1/04 ...................       4,616
   9,595    Indianapolis Airport Authority,
              Special Facilities Revenue,
              Federal Express Corp. Project,
              AMT, 7.10%, 1/15/17, Callable
              7/15/04 @ 102 ...................      10,146
   1,060    Mount Vernon, Multi-School Building
              Corp., Revenue, First Mortgage,
              Series B, 5.50%, 7/15/13,
              Callable 7/15/11 @ 100, AMBAC ...       1,115
   1,000    South Bend, Parking Revenue, 6.20%,
              1/1/08, Callable 1/1/02 @ 101 ...       1,020
   1,330    Southwest Allen, Multiple School
              Building Corp., 4.30%, 7/15/12,
              Callable 7/15/11 @ 100, FSA .....       1,265
   3,110    State Housing Finance Authority,
              Single Family Mortgage Revenue,
              Series A-2, AMT, 6.45%, 7/1/14,
              Callable 7/1/05 @ 102, FHA/VA ...       3,201

                                       35
Continued

One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Indiana, continued:
 $    45    State Housing Finance Authority,
              Single Family Mortgage Revenue,
              Series D-1, 6.05%, 7/1/15,
              Callable 7/1/06 @ 102,
              GNMA/FNMA .......................  $       46
   3,130    State Toll Finance Authority, Toll
              Road Revenue, 6.00%, 7/1/15,
              Callable 7/1/02 @ 100 ...........       3,132
   4,550    Transportation Finance Authority,
              Highway Revenue, Series A, 5.75%,
              6/1/12, AMBAC ...................       4,966
                                                 ----------
                                                     29,507
                                                 ----------
Iowa (1.3%):
     215    Davenport, Homeownership Mortgage
              Revenue, Refunding, 7.90%,
              3/1/10, Callable 9/1/04 @ 102 ...         222
   2,580    Finance Authority, Single Family
              Mortgage Revenue, 0.00%, 9/1/16,
              AMBAC ...........................         507
     185    Finance Authority, Single Family
              Mortgage Revenue, Mortgage Backed
              Securities Program, Series C,
              6.40%, 7/1/19, Callable 1/1/05 @
              102, GNMA/FNMA ..................         195
   3,270    Multi-Family Housing Revenue, Bond
              Pass Thru Certificates,
              Beneficial Ownership, Town Center
              Villas, Series 12, AMT, 5.80%,
              11/1/34, Callable 12/1/11 @
              100 .............................       3,270
     610    Salix, PCR, Gas & Electric Project,
              5.75%, 6/1/03, Callable 6/1/02 @
              100 .............................         617
   4,000    State, Vision Supply Fund, Revenue,
              3.55%, 2/15/08, MBIA ............       3,844
   5,000    Tobacco Settlement Authority,
              Tobacco Settlement Revenue,
              Series B, 5.50%, 6/1/11 .........       5,218
   3,000    Tobacco Settlement Authority,
              Tobacco Settlement Revenue,
              Series B, 5.30%, 6/1/25, Callable
              6/1/11 @ 101 ....................       2,753
                                                 ----------
                                                     16,626
                                                 ----------
Kansas (1.6%):
     300    Ford County, Single Family Mortgage
              Revenue, Series A, 7.90%, 8/1/10,
              Callable 8/1/02 @ 103, FHA/VA ...         311

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Kansas, continued:
 $   870    Johnson County, Single Family
              Mortgage Revenue, 7.10%, 5/1/12,
              Callable 5/1/04 @ 103 ...........  $      911
     165    Labette County, Single Family
              Mortgage Revenue, Series A,
              8.40%, 12/1/11, Callable 6/1/03 @
              103 .............................         171
   2,505    Olathe County, Multi-Family Housing
              Revenue, Series A, 5.75%, 7/1/12,
              Callable 7/1/07 @ 101 ...........       2,536
   1,005    Olathe County, Multi-Family Housing
              Revenue, Series B, AMT, 5.80%,
              7/1/12, Callable 7/1/07 @ 101 ...       1,012
     140    Reno County, Single Family Mortgage
              Revenue, Series B, 8.70%, 9/1/11,
              Callable 9/1/02 @ 102 ...........         144
     125    Sedgwick & Shawnee Counties, Single
              Family Mortgage Revenue, Series
              B-2, 7.80%, 5/1/14, Callable
              11/1/04 @ 103, GNMA .............         128
     155    Sedgwick & Shawnee Counties, Single
              Family Mortgage Revenue, Series
              B-1, 8.05%, 5/1/14, GNMA ........         156
     465    Sedgwick & Shawnee Counties, Single
              Family Mortgage Revenue, Series
              A, 8.05%, 5/1/24, Callable
              11/1/04 @ 105, GNMA .............         512
     225    Sedgwick & Shawnee Counties, Single
              Family Mortgage Revenue, Series
              C-2, 7.80%, 11/1/24, Callable
              11/1/04 @ 105, GNMA .............         244
   5,000    Sedgwick & Shawnee Counties, Single
              Family Mortgage Revenue, Series
              A, AMT, 5.25%, 12/1/32, Callable
              12/1/10 @ 105, GNMA/FNMA ........       5,391
   5,820    Sedgwick & Shawnee Counties, Single
              Family Mortgage Revenue, Mortgage
              Backed Securities Program, Series
              A-1, AMT, 5.50%, 12/1/22,
              Callable 6/1/08 @ 105, GNMA .....       6,399
     660    Shawnee County, Single Family
              Mortgage Revenue, 0.00%, 10/1/16,
              Callable 10/1/02 @ 24.11,
              MBIA ............................         147
   1,070    State Development Finance
              Authority, Multi-Family Housing
              Revenue, Series O, 6.50%,
              6/20/34, Callable 6/20/09 @ 104,
              GNMA ............................       1,135

                                       36
Continued

One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Kansas, continued:
 $   280    Wichita, Single Family Mortgage
              Revenue, Series A, 7.10%, 9/1/09,
              Callable 3/1/03 @ 103 ...........  $      288
                                                 ----------
                                                     19,485
                                                 ----------
Kentucky (1.9%):
  10,475    Economic Development Finance
              Authority, Health System Revenue,
              Norton Healthcare, Inc., Series
              B, 0.00%, 10/1/06, MBIA .........       8,650
   1,715    Economic Development Finance
              Authority, Health System Revenue,
              Norton Healthcare, Inc., Series
              C, 0.00%, 10/1/06, MBIA .........       1,490
   1,805    Greater Housing Assistance Corp.,
              Mortgage Revenue, Castle Village
              Apartments Project, Series A,
              5.90%, 2/1/24, Callable 2/1/03 @
              100, FHA ........................       1,810
   1,050    Kenton County Airport Board,
              Airport Revenue, Series A, AMT,
              6.30%, 3/1/15, Callable 3/1/02 @
              101, FSA ........................       1,068
   6,000    Logan/Todd Regional Water
              Commission, Revenue, 3.38%,
              8/1/03, Callable 8/1/02 @ 100 ...       6,016
   1,035    Meade County, PCR, Olin Corp.,
              Project, 6.00%, 7/1/07, Callable
              7/1/02 @ 100 ....................       1,041
   2,260    Pinellas County, Housing Finance
              Authority, Single Family Mortgage
              Revenue, AMT, 6.30%, 3/1/29,
              Callable 9/1/07 @ 102, GNMA/
              FNMA ............................       2,318
   1,000    State Property & Buildings
              Commission, Project #67, Revenue,
              5.13%, 9/1/17, Callable 9/1/10 @
              100 .............................       1,003
                                                 ----------
                                                     23,396
                                                 ----------
Louisiana (4.0%):
   2,950    Calcasieu Parish Public
              Transportation Authority, Single
              Family Mortgage Revenue, Series
              A, AMT, 6.05%, 4/1/32, Callable
              4/1/11 @ 103, GNMA/FNMA .........       3,073

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $ 4,360    Calcasieu Parish Public
              Transportation Authority, Single
              Family Mortgage Revenue, Series
              A, AMT, 5.85%, 10/1/32, Callable
              4/1/11 @ 105, GNMA/FNMA .........  $    4,634
   1,045    Calcasieu Parish Public
              Transportation Authority,
              Mortgage Revenue, Series A, AMT,
              5.55%, 4/1/12, Callable 4/1/08 @
              102, GNMA/ FNMA .................       1,076
     900    Calcasieu Parish Public
              Transportation Authority, Single
              Family Mortgage Revenue, Series
              B, 0.00%, 5/1/13, Callable
              11/1/02 @ 48.73 .................         409
     675    Housing Finance Agency, Single
              Family Mortgage Revenue, Series
              B, AMT, 8.00%, 3/1/25,
              GNMA/FHLMC ......................         749
      55    Housing Finance Agency, Single
              Family Mortgage Revenue, Series
              D-2, AMT, 8.00%, 6/1/27, Callable
              12/1/06 @ 102, GNMA/FNMA ........          56
   3,175    Housing Finance Agency, Single
              Family Mortgage Revenue, Series
              D-2, AMT, 7.05%, 6/1/31, Callable
              6/1/10 @ 101 ....................       3,573
     350    Iberia, Home Mortgage Authority,
              Single Family Mortgage Revenue,
              Refunding, 7.38%, 1/1/11,
              Callable 7/1/03 @ 103 ...........         365
   1,720    Jefferson Parish Home Mortgage
              Authority, Single Family Mortgage
              Revenue, Series D-1, 7.50%,
              6/1/26, Callable 6/1/10 @ 105,
              GNMA/ FNMA ......................       1,941
   2,180    Jefferson Parish Home Mortgage
              Authority, Single Family Mortgage
              Revenue, Series C-1, 7.00%,
              6/1/29, Callable 6/1/10 @ 105,
              GNMA/ FNMA ......................       2,500
   2,260    Jefferson Parish Home Mortgage
              Authority, Single Family Mortgage
              Revenue, Series B-1, AMT, 5.25%,
              12/1/33, Callable 6/1/11 @ 105,
              GNMA/FNMA .......................       2,460
   2,000    Lake Charles Harbor & Term,
              Distribution Revenue, Reynolds
              Metals Co. Project, 5.50%,
              5/1/06, Callable 12/15/02 @
              101 .............................       2,037

                                       37
Continued

One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $ 2,000    New Orleans, GO, 5.50%, 12/1/18,
              FGIC ............................  $    2,110
   3,890    Public Facilities Authority,
              Multi-Family Housing Revenue,
              7.75%, 11/1/16, Callable 11/1/02
              @ 101.50 ........................       3,975
     413    Public Facilities Authority, Single
              Family Mortgage Revenue, Series
              C, 8.45%, 12/1/12, Callable
              10/1/02 @ 102, FHA/VA ...........         427
      20    Public Facilities Authority, Single
              Family Mortgage Revenue, 7.50%,
              10/1/15, Callable 6/1/02 @
              103 .............................          20
   3,095    Shreveport, GO, Series A, 6.00%,
              5/1/09, FGIC ....................       3,422
   3,475    St. Tammany Public Trust Finance
              Authority, Revenue, Christwood
              Project, 5.70%, 11/15/18,
              Callable 11/15/08 @ 102 .........       3,060
   4,460    State Energy & Power Authority,
              Power Project Revenue, 5.75%,
              1/1/11, FSA .....................       4,871
   5,520    State Energy & Power Authority,
              Power Project Revenue, 5.75%,
              1/1/12, FSA .....................       6,008
   2,290    State Energy & Power Authority,
              Power Project Revenue, 5.75%,
              1/1/13, FSA .....................       2,494
                                                 ----------
                                                     49,260
                                                 ----------
Maine (0.4%):
     810    State Housing Authority, Single
              Family Housing Revenue, Series I,
              AMT, 0.00%, 11/1/10, Callable
              11/1/06 @ 80.21 .................         507
     535    State Housing Authority, Single
              Family Housing Revenue, Series I,
              AMT, 0.00%, 11/1/11, Callable
              11/1/06 @ 75.35 .................         314
   2,500    State Housing Authority, Single
              Family Housing Revenue, Series
              B-1, 6.05%, 11/15/16, Callable
              11/15/05 @ 102, AMBAC ...........       2,608
     925    State Housing Authority, Single
              Family Housing Revenue, Series C,
              AMT, 6.10%, 11/15/16, Callable
              11/15/06 @ 102 ..................         965
                                                 ----------
                                                      4,394
                                                 ----------

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Maryland (0.7%):
 $ 1,140    Baltimore County, Multi-Family
              Housing Revenue, Series A, 0.00%,
              9/1/24, Callable 9/1/07 @ 40.55,
              FHA .............................  $      322
   2,600    Baltimore, Port Facilities Revenue,
              6.50%, 12/1/10, Callable 6/1/02 @
              103 .............................       2,724
   6,885    Prince Georges County Housing
              Authority, Multi-Family Housing
              Revenue, Foxglenn Apartments,
              Series A, AMT, 0.00%, 5/20/22,
              Callable 5/20/02 @ 32.18 ........       2,170
   5,460    Prince Georges County Housing
              Authority, Residual Revenue,
              0.00%, 11/1/20 ..................       1,691
   1,240    State Community Development, Multi-
              Family Housing Revenue, Series E,
              AMT, 6.85%, 5/15/25, Callable
              5/15/04 @ 102, GNMA/FHA .........       1,292
                                                 ----------
                                                      8,199
                                                 ----------
Massachusetts (0.8%):
   1,125    State Health & Educational
              Facilities Authority, Revenue,
              Berkshire Health System, Series
              E, 5.70%, 10/1/25, Callable
              10/1/11 @ 101 ...................       1,124
   3,550    State Housing Finance Agency,
              Multi-Family Housing Revenue,
              Series A, 6.38%, 4/1/21, Callable
              4/1/03 @ 102 ....................       3,708
     890    State Housing Finance Agency,
              Single Family Mortgage Revenue,
              Series 21, AMT, 7.13%, 6/1/25,
              Callable 6/1/02 @ 102 ...........         907
   2,500    State Housing Finance Authority,
              Multi-Family Housing Revenue,
              Series A, AMT, 6.40%, 12/1/15,
              Callable 6/1/06 @ 102, AMBAC ....       2,572
   1,520    State Industrial Finance Agency,
              Revenue, University Commons,
              6.55%, 8/1/18, Callable 2/1/08 @
              105, FHA ........................       1,678
                                                 ----------
                                                      9,989
                                                 ----------

                                       38
Continued

One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
 Michigan (1.0%):
 $ 1,520    Higher Educational Facilities
              Authority, Revenue, Calvin
              College Project, 5.65%, 12/1/14,
              Callable 12/1/10 @ 100 ..........  $    1,538
   2,110    Higher Educational Facilities
              Authority, Revenue, Calvin
              College Project, 5.80%, 12/1/16,
              Callable 12/1/10 @ 100 ..........       2,150
   1,500    Lansing, Water Supply Steam &
              Electric Utility Systems,
              Revenue, Series A, 5.00%, 7/1/15,
              Callable 7/1/10 @ 100 ...........       1,506
   1,000    State Building Authority, Revenue,
              Facilities Program, Series 1,
              5.00%, 10/15/12, Callable
              10/15/10 @ 100 ..................       1,025
   1,000    State Hospital Finance Authority,
              Revenue, Crittenton Hospital,
              Series A, 5.25%, 3/1/14, Callable
              3/1/04 @ 102 ....................       1,002
     800    State Housing Development
              Authority, Revenue, Series B,
              AMT, 4.60%, 12/1/28, Callable
              11/1/08 @ 101 ...................         811
   2,640    State Housing Development
              Authority, Single Family Housing
              Revenue, AMT, 6.30%, 6/1/27,
              Callable 12/1/05 @ 102 ..........       2,716
   1,125    Tecumseh Public Schools, GO, 5.20%,
              5/1/14, Callable 5/1/10 @ 100 ...       1,158
                                                 ----------
                                                     11,906
                                                 ----------
Minnesota (0.8%):
   1,155    Blaine, IDR, Consolidated
              Freightways Corp., Project,
              5.15%, 1/1/04 ...................       1,095
   1,200    Maplewood, Multi-Family Housing
              Revenue, 6.50%, 9/1/24, Callable
              9/1/04 @ 102, FHA ...............       1,259
   1,625    Minneapolis Community Development
              Agency, Multi-Family Housing
              Revenue, Riverside Homes Project,
              6.10%, 9/1/19, Callable 9/1/09 @
              102 .............................       1,656
   2,950    Minneapolis, Mortgage Revenue,
              0.00%, 10/1/12, Callable 10/1/05
              @ 100 ...........................       1,455
   1,000    Minneapolis, Multi-Family Revenue,
              Gaar Scott Loft Project, AMT,
              5.95%, 5/1/30, Callable 11/1/10 @
              100, LOC: U.S. Bank Trust .......       1,016

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Minnesota, continued:
 $ 2,975    State Housing Finance Agency,
              Single Family Mortgage Revenue,
              Series A, 5.75%, 7/1/18, Callable
              7/1/09 @ 100 ....................  $    3,040
                                                 ----------
                                                      9,521
                                                 ----------
Mississippi (1.3%):
   3,800    Higher Education Assistance Corp.,
              Student Loan Revenue, Series B-3,
              AMT, 5.45%, 3/1/10, Callable
              3/1/02 @ 100, GSL ...............       3,906
   1,150    Home Corp., Single Family Mortgage
              Revenue, Series D, 6.65%, 7/1/12,
              Callable 7/1/07 @ 105, FNMA/
              GNMA ............................       1,207
     710    Home Corp., Single Family Mortgage
              Revenue, Series A, 6.90%, 6/1/24,
              Callable 6/1/04 @ 105, GNMA .....         758
     525    Home Corp., Single Family Mortgage
              Revenue, Access Program, Series
              F, AMT, 7.10%, 12/1/10, Callable
              12/1/04 @ 103, GNMA .............         528
   1,170    Home Corp., Single Family Mortgage
              Revenue, Access Program, Series
              B, AMT, 7.90%, 3/1/25, Callable
              3/1/05 @ 106, GNMA ..............       1,295
   4,470    Home Corp., Single Family Mortgage
              Revenue, Access Program, Series
              F, AMT, 7.55%, 12/1/27, Callable
              12/1/06 @ 105, FNMA/GNMA ........       4,896
   1,105    Home Corp., Single Family Mortgage
              Revenue, Series A, AMT, 5.25%,
              6/1/30, Callable 6/1/09 @ 102,
              GNMA/FNMA .......................       1,145
     690    Region IV Finance Corp., Inc.,
              Mortgage Revenue, Greentree
              Apartments, Series A, 6.10%,
              8/1/15, Callable 8/1/02 @ 100 ...         690
   1,565    Region IV Finance Corp., Inc.,
              Mortgage Revenue, Greentree
              Apartments, Series A, 6.45%,
              8/1/22, Callable 8/1/02 @ 100 ...       1,565
                                                 ----------
                                                     15,990
                                                 ----------

                                       39
Continued

One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
 Missouri (1.9%):
 $ 1,720    Kansas City, IDA, Multi-Family
              Housing Revenue, Village Green
              Apartments Project, AMT, 6.25%,
              4/1/30, Callable 4/1/08 @ 102 ...  $    1,560
   3,200    Multi-Family Housing Revenue, Bond
              Pass Thru Certificates,
              Beneficial Ownership, Lakewood,
              Series 6, AMT, 5.75%, 5/1/34,
              Mandatory Put 11/1/16 @ 100 .....       3,200
   2,380    Multi-Family Housing Revenue, Bond
              Pass Thru Certificates,
              Beneficial Ownership, Oak
              Crossing IDA, Series 11, AMT,
              5.75%, 11/1/34, Callable 12/1/11
              @ 100 ...........................       2,380
   5,000    St. Charles County, IDA,
              Multi-Family Housing Revenue,
              Vanderbilt Apartments, 5.00%,
              2/1/29, Callable 2/1/07 @ 101 ...       4,880
   3,000    St. Louis County Housing Authority,
              Multi-Family Housing Revenue,
              Oakmont, Hathaway & Brighton,
              Series A, 4.55%, 5/1/31, Callable
              5/1/11 @ 100, FNMA ..............       2,985
   1,590    State Housing Development, Single
              Family Mortgage Revenue, Series
              B, AMT, 6.15%, 3/1/20, Callable
              3/1/10 @ 100, GNMA/FNMA .........       1,653
   1,175    State Housing Development, Single
              Family Mortgage Revenue, Series
              A, AMT, 7.20%, 9/1/26, Callable
              9/1/06 @ 105, GNMA/FNMA .........       1,264
     955    State Housing Development, Single
              Family Mortgage Revenue, Series
              D, AMT, 7.10%, 9/1/27, Callable
              1/1/07 @ 102, GNMA/FNMA .........         984
   2,475    State Housing Development, Single
              Family Mortgage Revenue, Series
              C-1, AMT, 7.15%, 3/1/32, Callable
              9/1/10 @ 101, GNMA/ FNMA ........       2,788
   2,000    University City, Multi-Family
              Housing Revenue, 7.38%,
              3/1/21 ..........................       2,136
                                                 ----------
                                                     23,830
                                                 ----------
Montana (0.9%):
   7,500    Forsyth, PCR, Portland General
              Electric Co., Series A, 4.60%,
              5/1/33, Putable 5/1/03 @ 100 ....       6,917

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Montana, continued:
 $ 1,975    Great Falls, Multi-Family Mortgage
              Revenue, Autumn Run Project, AMT,
              4.90%, 1/1/38, Callable 1/1/05 @
              103, LOC: U.S. Bank Trust .......  $    1,952
   1,765    State Board Housing, Single Family
              Housing Revenue, Series A-2, AMT,
              6.05%, 12/1/12, Callable 12/1/06
              @ 102, FHA/VA ...................       1,800
                                                 ----------
                                                     10,669
                                                 ----------
Nebraska (0.4%):
   2,200    American Public Energy Agency, Gas
              Supply Revenue, Public Gas Agency
              Project, Series C, 4.00%, 9/1/08,
              AMBAC ...........................       2,132
     220    American Public Energy Agency, Gas
              Supply Revenue, Public Gas Agency
              Project, Series C, 4.10%, 9/1/09,
              AMBAC ...........................         211
   3,000    Lancaster County, IDR,
              Archer-Daniels-Midland Co.
              Project, 5.90%, 11/1/07, Callable
              11/1/02 @ 100 ...................       3,073
                                                 ----------
                                                      5,416
                                                 ----------
Nevada (2.2%):
     995    Clark County, Housing Finance
              Corp., Mortgage Revenue, Highland
              Village, 5.80%, 2/1/15, Callable
              2/1/03 @ 100, FHA ...............         998
   3,005    Clark County, Housing Finance
              Corp., Mortgage Revenue, Highland
              Village, 6.15%, 2/1/24, Callable
              2/1/03 @ 100, FHA ...............       3,015
   1,645    Housing Division, Multi-Unit
              Housing, Citivista Project,
              Series A, AMT, 5.45%, 10/1/15,
              Callable 10/1/10 @ 100, FNMA ....       1,653
     545    Housing Division, Single Family
              Mortgage Revenue, Sub-Series B-1,
              AMT, 6.00%, 4/1/10, Callable
              4/1/07 @ 102 ....................         569
     805    Housing Division, Single Family
              Mortgage Revenue, Sub-Series A-1,
              AMT, 5.20%, 4/1/11, Callable
              4/1/08 @ 101.50 .................         831

                                       40
Continued

One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Nevada, continued:
 $ 1,585    Housing Division, Single Family
              Mortgage Revenue, Issue C, AMT,
              6.35%, 10/1/13, Callable 4/1/05 @
              102, FHA/VA .....................  $    1,625
   1,130    Housing Division, Single Family
              Mortgage Revenue, Series C, AMT,
              6.60%, 4/1/14, Callable 4/1/06 @
              102, FHA/VA .....................       1,222
   1,995    Housing Division, Single Family
              Mortgage Revenue, Series A-2,
              AMT, 5.20%, 10/1/18, Callable
              4/1/09 @ 101, FHA ...............       1,940
     400    Housing Division, Single Family
              Mortgage Revenue, Series B-2,
              AMT, 7.90%, 10/1/21, Callable
              4/1/02 @ 101, FHA/VA ............         401
   2,880    Las Vegas-Clark County Library
              District, GO, 4.00%, 2/1/08,
              FGIC ............................       2,843
   2,085    Las Vegas, Special Improvement
              District #707, Special
              Assessment, 5.40%, 6/1/14,
              Callable 6/1/08 @ 102, FSA ......       2,136
  10,000    Washoe County, Water Facilities
              Revenue, Sierra Pacific Power,
              AMT, 6.65%, 6/1/17, Callable
              12/1/02 @ 102, MBIA .............      10,529
                                                 ----------
                                                     27,762
                                                 ----------
New Mexico (1.0%):
   1,000    Educational Assistance Foundation,
              Student Loan Program, Revenue,
              Sub-Series A-2, AMT, 6.20%,
              11/1/08, Callable 11/1/06 @ 102,
              GSL .............................       1,032
     600    Educational Assistance Foundation,
              Student Loan Program, Revenue,
              Sub-Series A-2, AMT, 6.30%,
              11/1/09, Callable 11/1/06 @ 102,
              GSL .............................         620
     240    Hobbs, Single Family Mortgage
              Revenue, Refunding, 8.75%,
              7/1/11, Callable 7/1/02 @ 103 ...         253
     985    Mortgage Finance Authority, Single
              Family Mortgage Revenue, Series
              A-2, AMT, 6.05%, 7/1/16, Callable
              7/1/07 @ 102, FNMA/
              GNMA/FHLMC ......................       1,043

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
New Mexico, continued:
 $   740    Mortgage Finance Authority, Single
              Family Mortgage Revenue, Series
              A-2, 6.90%, 7/1/24, Callable
              7/1/02 @ 102 ....................  $      756
     360    Mortgage Finance Authority, Single
              Family Mortgage Revenue, Series
              H, AMT, 6.45%, 7/1/25, Callable
              1/1/06 @ 102, GNMA/FNMA .........         367
   2,710    Mortgage Finance Authority, Single
              Family Mortgage Revenue, Series
              A-2, AMT, 6.00%, 1/1/29, Callable
              1/1/08 @ 102, FNMA/
              GNMA/FHLMC ......................       2,882
   1,345    Mortgage Finance Authority, Single
              Family Mortgage Revenue, Series
              A-2, AMT, 4.60%, 9/1/29, Callable
              9/1/08 @ 102, FNMA/ GNMA ........       1,378
   2,455    Mortgage Finance Authority, Single
              Family Mortgage Revenue, Series
              E-2, AMT, 6.80%, 3/1/31, Callable
              9/1/09 @ 102.50, GNMA/
              FNMA/FHLMC ......................       2,736
   1,685    Multi-Family Housing Revenue, Bond
              Pass Thru Certificates,
              Beneficial Ownership, Valencia
              Apartments, Series 2, AMT, 5.85%,
              5/1/34, Callable 6/1/11 @ 100 ...       1,685
                                                 ----------
                                                     12,752
                                                 ----------
New York (1.1%):
   3,345    Housing Corp., Revenue, 5.00%,
              11/1/13, Callable 11/1/03 @
              102 .............................       3,369
   4,160    Munimae Trust, RHA Affordable
              Housing, Inc., Class A, 6.15%,
              11/1/39, Callable 4/1/08 @
              101 .............................       4,114
   1,390    New York Counties Tobacco Trust II,
              Tobacco Settlement Revenue,
              5.75%, 6/1/13, Callable 6/1/11 @
              101 .............................       1,440
   2,500    New York, GO, Series A, 5.25%,
              11/1/08 .........................       2,608
   2,000    State, GO, Series A, 5.25%, 8/1/10,
              Callable 8/1/07 @ 101 ...........       2,057
                                                 ----------
                                                     13,588
                                                 ----------
North Carolina (0.2%):
   2,115    Gaston County, GO, 5.20%, 3/1/16,
              Callable 3/1/06 @ 102, AMBAC ....       2,172
                                                 ----------

                                       41
Continued

One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
 North Dakota (0.1%):
 $ 1,255    State Housing Finance Agency,
              Housing Finance Program, Revenue,
              Series A, AMT, 6.00%, 7/1/17,
              Callable 1/1/07 @ 102 ...........  $    1,306
                                                 ----------
Ohio (4.8%):
   6,000    Akron, Municipal Baseball Stadium,
              Certificates of Participation,
              0.00%, 12/1/16, Callable 12/1/06
              @ 102 ...........................       6,592
   2,535    Capital Corp., Housing Mortgage
              Revenue, Fish Creek Plaza, Series
              A, 6.00%, 8/1/24, Callable 8/1/03
              @ 100 ...........................       2,546
     825    Cleveland, Non-Tax Stadium Revenue,
              Series A, 0.00%, 12/1/07,
              Callable 6/11/07 @ 97.36,
              AMBAC ...........................         590
     810    Cleveland, Non-Tax Stadium Revenue,
              Series B, 0.00%, 12/1/08,
              Callable 6/11/07 @ 91.99,
              AMBAC ...........................         548
     820    Cleveland, Non-Tax Stadium Revenue,
              Series A, 0.00%, 12/1/10,
              Callable 6/11/07 @ 82.13,
              AMBAC ...........................         495
     815    Cleveland, Non-Tax Stadium Revenue,
              Series B, 0.00%, 12/1/11,
              Callable 6/11/07 @ 77.61,
              AMBAC ...........................         465
     820    Cleveland, Non-Tax Stadium Revenue,
              Series A, 0.00%, 12/1/13,
              Callable 6/11/07 @ 69.29,
              AMBAC ...........................         417
     815    Cleveland, Non-Tax Stadium Revenue,
              Series B, 0.00%, 12/1/14,
              Callable 6/11/07 @ 65.47,
              AMBAC ...........................         392
     820    Cleveland, Non-Tax Stadium Revenue,
              Series A, 0.00%, 12/1/16,
              Callable 6/11/07 @ 58.45,
              AMBAC ...........................         352
     815    Cleveland, Non-Tax Stadium Revenue,
              Series B, 0.00%, 12/1/17,
              Callable 6/11/07 @ 55.23,
              AMBAC ...........................         331
     820    Cleveland, Non-Tax Stadium Revenue,
              Series A, 0.00%, 12/1/19,
              Callable 6/11/07 @ 49.31,
              AMBAC ...........................         297
     810    Cleveland, Non-Tax Stadium Revenue,
              Series B, 0.00%, 12/1/20,
              Callable 6/11/07 @ 46.59,
              AMBAC ...........................         277
     720    Cuyahoga County, Port Authority
              Revenue, 6.25%, 5/15/16, Callable
              5/15/15 @ 102 ...................         698

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $ 1,000    Cuyahoga County, Multi-Family
              Housing Revenue, Longwood
              Project, 4.75%, 1/20/11, GNMA ...  $      993
   1,330    Franklin County, Hospital Revenue,
              Childrens Hospital Project,
              5.50%, 5/1/16, Callable 5/1/11 @
              101, AMBAC ......................       1,371
   2,470    Franklin County, Multi-Family
              Housing Revenue, Series B, 6.40%,
              11/1/35, Callable 11/1/08 @ 102
              (b) .............................       2,264
     560    Hamilton County, Sewer System
              Revenue, Series A, 5.00%,
              12/1/08, MBIA ...................         588
   1,675    Housing Finance Agency, Mortgage
              Revenue, Series B, AMT, 4.65%,
              9/1/20, Callable 9/1/08 @ 101,
              GNMA ............................       1,713
   3,095    Housing Finance Agency, Mortgage
              Revenue, Series A-2, AMT, 6.38%,
              3/1/25, Callable 9/1/04 @ 102,
              GNMA ............................       3,197
   1,435    London City School District, School
              Facilities Construction &
              Improvement, 5.25%, 12/1/12,
              Callable 12/1/11 @100, FGIC .....       1,508
     430    Lucas County, Mortgage Revenue,
              Swan Creek Apartments Project,
              Series A, 5.35%, 12/20/10,
              GNMA ............................         438
   1,080    Lucas County, Mortgage Revenue,
              Swan Creek Apartments Project,
              Series A, 5.95%, 12/20/21,
              Callable 12/20/10 @ 102, GNMA ...       1,104
   5,250    Mahoning Valley, District Water
              Revenue, 7.75%, 5/15/14, Callable
              5/15/04 @ 102 ...................       5,914
   2,500    Montgomery County, Health Care
              Facilities Revenue, Mary Scott
              Project, Series A, 6.55%,
              9/20/32, Callable 9/1/11 @ 101,
              GNMA ............................       2,703
   4,500    Montgomery County, Hospital
              Revenue, Kettering Medical
              Center, 5.63%, 4/1/16, Callable
              4/1/06 @ 102, MBIA ..............       4,643
   2,430    State Mental Health, Capital
              Facilities, Series II-B, 5.50%,
              6/1/14, Callable 6/1/11 @ 100 ...       2,572

                                       42
Continued

One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $ 1,000    State Mental Health, Capital
              Facilities, Series II-B, 5.50%,
              6/1/15, Callable 6/1/11 @ 100 ...  $    1,050
   1,000    State, Mortgage Revenue, 6.20%,
              8/1/17, Callable 8/1/06 @ 102,
              FHA .............................       1,060
   2,000    State Turnpike Commission, Turnpike
              Revenue, Series B, 5.50%,
              2/15/13, FSA ....................       2,143
   1,000    Strongsville, GO, 5.00%, 12/1/12,
              Callable 12/1/11 @ 100, FGIC ....       1,032
   1,000    Strongsville, GO, 5.00%, 12/1/13,
              Callable 12/1/11 @ 100, FGIC ....       1,024
     500    Toledo, Lucas County Port
              Authority, Revenue, Northwest
              Ohio Bond Fund, Series D, AMT,
              6.00%, 5/15/11 ..................         499
   1,030    Toledo, Lucas County Port
              Authority, Development Revenue,
              Series C, 6.00%, 5/15/11 ........       1,042
   3,870    Toledo, Lucas County Port
              Authority, Development Revenue,
              Northwest Ohio Bond Funding, AMT,
              5.65%, 11/15/06, Callable
              11/15/06 @ 102 ..................       3,767
     980    Toledo, Lucas County Port
              Authority, Development Revenue,
              Series F, AMT, 6.00%,
              11/15/07 ........................       1,008
   1,950    Toledo, Lucas County Port
              Authority, Development Revenue,
              Series A, AMT, 5.90%, 5/15/10 ...       2,006
   1,310    Toledo, Lucas County Port
              Authority, Development Revenue,
              Series E, AMT, 6.10%,
              11/15/10 ........................       1,286
                                                 ----------
                                                     58,925
                                                 ----------
Oklahoma (1.3%):
   4,875    Canadian County, Home Finance
              Authority, Single Family Mortgage
              Revenue, Series A, 5.90%, 9/1/32,
              Callable 9/1/10 @ 104, GNMA .....       5,229
   1,736    Canadian County Partners Trust,
              5.10%, 8/1/23 ...................       1,763
   1,000    Development Finance Authority,
              Oklahoma University, Revenue,
              Series A, 5.45%, 7/1/10, Callable
              7/1/05 @ 101, FSA ...............       1,065

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Oklahoma, continued:
 $ 2,090    Housing Finance Agency, Single
              Family Mortgage Revenue,
              Homeownership Loan Program,
              Series A, 7.05%, 9/1/26, Callable
              9/1/06 @ 105, GNMA ..............  $    2,259
   1,965    Housing Finance Agency, Single
              Family Mortgage Revenue,
              Homeownership Loan Program,
              Series B-2, AMT, 7.63%, 9/1/26,
              Callable 3/1/06 @ 105 ...........       2,161
   4,000    Tulsa Municipal Airport,
              Transportation Revenue, Series A,
              AMT, 5.38%, 12/1/35, Callable
              12/1/06 @ 100 ...................       3,568
                                                 ----------
                                                     16,045
                                                 ----------
Oregon (1.9%):
   2,215    Clackamas County, School District
              #62, Oregon City, GO, Series C,
              5.50%, 6/15/10 ..................       2,393
   2,395    Clackamas County, School District
              #62, Oregon City, GO, Series C,
              6.00%, 6/15/11, Callable 6/15/10
              @ 100 ...........................       2,657
   3,520    Clackamas County, School District
              #62, Oregon City, GO, Series C,
              6.00%, 6/15/12, Callable 6/15/10
              @ 100 ...........................       3,879
   3,920    Clackamas County, School District
              #62, Oregon City, GO, Series C,
              6.00%, 6/15/13, Callable 6/15/10
              @ 100 ...........................       4,305
   3,470    Keizer, Urban Renewal Agency,
              Revenue, North River Economic,
              Series A, 5.00%, 12/1/12 ........       3,582
   2,170    Marion County, Housing Authority,
              Revenue, Elliott Residence, AMT,
              7.50%, 10/20/37, Callable
              10/20/06 @ 105, GNMA ............       2,419
   1,545    Portland, Housing Authority, Multi-
              Family Housing Revenue, Berry
              Ridge Project, AMT, 6.13%,
              5/1/17, Callable 5/1/07 @ 100,
              LOC: U.S. National Bank of
              Oregon ..........................       1,582
   1,000    Portland, Housing Authority, Multi-
              Family Housing Revenue, Berry
              Ridge Project, AMT, 6.30%,
              5/1/29, Callable 5/1/07 @ 100,
              LOC: U.S. National Bank of
              Oregon ..........................       1,023

                                       43
Continued

One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Oregon, continued:
 $ 1,200    Washington County, Housing
              Authority, Multi-Family Housing
              Revenue, Tualatin Meadows
              Project, AMT, 5.13%, 11/1/09,
              FNMA ............................  $    1,237
                                                 ----------
                                                     23,077
                                                 ----------
Pennsylvania (0.7%):
   1,280    Housing Finance Agency, Single
              Family Mortgage Revenue, Series
              47, AMT, 6.75%, 10/1/08 .........       1,444
   1,365    Housing Finance Agency, Single
              Family Mortgage Revenue, Series
              47, AMT, 6.75%, 10/1/09 .........       1,546
   1,455    Housing Finance Agency, Single
              Family Mortgage Revenue, Series
              47, AMT, 6.75%, 10/1/10 .........       1,658
     705    Pittsburgh, Urban Redevelopment
              Authority, Multi-Family Housing
              Revenue, Sidney Square Project,
              Series A, AMT, 6.10%, 9/1/10,
              Callable 9/1/06 @ 102, GNMA .....         740
   2,800    Pittsburgh, Urban Redevelopment,
              Revenue, Series A, AMT, 5.15%,
              4/1/21, Callable 4/1/09 @ 100 ...       2,857
                                                 ----------
                                                      8,245
                                                 ----------
Rhode Island (0.5%):
   3,115    Housing & Mortgage Finance Corp.,
              Multi-Family Housing Revenue,
              Rental Housing Program, Series B,
              7.95%, 10/1/20, Callable 10/1/02
              @ 100 ...........................       3,115
     500    Housing & Mortgage Finance Corp.,
              Single Family Housing Revenue,
              Homeownership Opportunity, Series
              15B, 6.00%, 10/1/04, Callable
              4/1/04 @ 102, MBIA ..............         534
   2,630    Housing & Mortgage Finance Corp.,
              Single Family Housing Revenue,
              Homeownership Opportunity, Series
              21C, AMT, 6.15%, 4/1/17, Callable
              10/1/06 @ 102 ...................       2,682
                                                 ----------
                                                      6,331
                                                 ----------
South Carolina (1.3%):
     610    Resource Authority, Local
              Government Program Revenue,
              Series A, 7.25%, 6/1/20, Callable
              6/1/02 @ 101 ....................         622

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
South Carolina, continued:
 $   500    State Housing Finance & Development
              Authority, Mortgage Revenue,
              Series B-1, 5.10%, 7/1/08,
              FSA .............................  $      516
   1,765    State Housing Finance & Development
              Authority, Mortgage Revenue,
              Series B-1, 5.20%, 1/1/09,
              FSA .............................       1,819
   1,930    State Housing Finance & Development
              Authority, Mortgage Revenue,
              Series B-1, 5.20%, 7/1/09,
              FSA .............................       1,992
   1,675    State Housing Finance & Development
              Authority, Mortgage Revenue,
              Series B-1, 5.30%, 1/1/10,
              Callable 12/1/09 @ 100, FSA .....       1,731
   2,140    State Housing Finance & Development
              Authority, Mortgage Revenue,
              Series B-1, 5.30%, 7/1/10,
              Callable 12/1/09 @ 100, FSA .....       2,212
   1,950    State Housing Finance & Development
              Authority, Mortgage Revenue,
              Series A-1, 6.00%, 7/1/15,
              Callable 6/1/10 @ 100, FSA ......       2,061
   4,490    York County, School District #003
              Rockhill, GO, 5.00%, 3/1/13,
              Callable 3/1/12 @ 100 ...........       4,592
                                                 ----------
                                                     15,545
                                                 ----------
South Dakota (0.3%):
   1,550    Housing Development Authority,
              Homeownership Mortgage, Series D,
              4.80%, 5/1/11 ...................       1,548
   1,950    Housing Development Authority,
              Homeownership Mortgage, Series D,
              4.90%, 5/1/12, Callable 11/1/11 @
              100 .............................       1,940
                                                 ----------
                                                      3,488
                                                 ----------
Tennessee (1.9%):
     910    Bristol, Industrial Development
              Board, Multi-Family Housing
              Revenue, Shelby Heights
              Apartments Project, Series 97,
              6.10%, 3/1/12, Callable 3/1/07 @
              101 .............................         939
   1,750    Housing Development Agency, Single
              Family Housing Revenue,
              Homeownership Program, Series 3,
              AMT, 5.30%, 7/1/10, Callable
              1/1/09 @ 101 ....................       1,802

                                       44
Continued

One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Tennessee, continued:
 $ 3,425    Knox County, Health, Educational &
              Housing Board, MultiFamily
              Revenue, Eastowne Village
              Project, 4.90%, 6/1/31, Puttable
              6/1/11 @ 100, FNMA ..............  $    3,443
     665    La Follette, Housing Development
              Corp., Multi-Family Housing
              Revenue, Refunding, Series A,
              6.25%, 1/1/16, Callable 7/1/05 @
              102, MBIA .......................         692
     380    La Follette, Housing Development
              Corp., Multi-Family Housing
              Revenue, Refunding, Series A,
              6.38%, 1/1/20, Callable 7/1/05 @
              102, MBIA .......................         397
   2,150    Memphis & Shelby Counties Airport
              Authority, Special Facilities
              Revenue, Federal Express Corp.,
              5.00%, 9/1/09 ...................       2,134
   4,975    Memphis Health & Housing Facilities
              Board, Multi-Family Housing
              Revenue, Lemoyne Gardens Family
              Project, AMT, 5.00%, 11/1/03,
              Callable 1/1/03 @ 100 ...........       5,071
   1,424    Memphis, Health, Educational &
              Housing Board, Multi-Family
              Housing Revenue, Refunding,
              7.38%, 1/20/27, Callable 1/20/02
              @ 103, GNMA .....................       1,482
   1,600    Municipal Energy Acquisition Corp.,
              Gas Revenue, 4.13%, 3/1/09,
              FSA .............................       1,541
   2,750    Shelby County, Health, Educational
              & Housing Facility Board,
              Hospital Revenue, 6.00%, 7/1/33,
              Callable 1/1/11 @ 102 ...........       2,839
   1,025    Tennergy Corp., Gas Revenue, 4.13%,
              6/1/09, MBIA ....................         986
   2,000    Tennergy Corp., Gas Revenue, 5.00%,
              6/1/09, MBIA ....................       2,038
                                                 ----------
                                                     23,364
                                                 ----------
Texas (6.2%):
   4,375    Austin, GO, 5.00%, 9/1/12, Callable
              9/1/11 @ 100 ....................       4,481
   2,830    Central Texas Housing Finance
              Corp., Single Family Mortgage
              Revenue, Mortgage Program, AMT,
              8.20%, 4/1/22, GNMA .............       3,059

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Texas, continued:
 $   295    Dallas County, Housing Finance
              Corp., Single Family Mortgage
              Revenue, 0.00%, 1/1/17, FGIC ....  $       67
   4,000    El Paso, Independent School
              District, GO, 0.00%, 8/15/12,
              Callable 8/15/08 @ 80.49 ........       2,290
   1,290    Fort Worth, Housing Finance Corp.,
              Home Mortgage Revenue, Refunding,
              Series A, 8.50%, 10/1/11,
              Callable 10/1/02 @ 102 ..........       1,330
   2,420    Galveston County, Housing Finance
              Corp., Single Family Mortgage
              Revenue, Series A, AMT, 6.00%,
              12/1/32, Callable 12/1/10 @ 104,
              GNMA/FNMA .......................       2,508
     615    Galveston, Property Finance
              Authority, Single Family Mortgage
              Revenue, Refunding, Series A,
              8.50%, 9/1/11, Callable 9/1/02 @
              102 .............................         636
     500    Grand Prairie, Housing Finance
              Corp., Multi-Family Housing
              Revenue, Landings of Carrier
              Project, Series A, 6.65%,
              9/20/22, Callable 9/20/10 @ 105,
              GNMA ............................         535
   4,885    Harris County, Hospital District
              Revenue, 5.75%, 2/15/11, Callable
              8/15/10 @ 100, MBIA .............       5,231
   3,345    Harris County, Sports Authority,
              Special Revenue, Series B, 0.00%,
              11/15/11, Callable 11/15/08 @
              85.80 ...........................       2,030
   4,950    Harris County, Sports Authority,
              Special Revenue, Series B, 0.00%,
              11/15/14, Callable 11/15/08 @
              72.72 ...........................       2,490
   5,000    Harris County, Sports Authority,
              Special Revenue, Series B, 0.00%,
              11/15/17, Callable 11/15/08 @
              61.64, MBIA .....................       2,052
   1,695    Houston, Airport System Revenue,
              Series A, AMT, 5.00%, 7/1/08,
              FGIC ............................       1,733
   1,035    Houston Community College, Student
              Fee Revenue, Series A, 3.00%,
              4/15/05, MBIA ...................       1,020
   9,270    Houston, GO, Certificates of
              Obligation, 0.00%, 9/1/10,
              Callable 3/1/02 @ 60.501 ........       5,573

                                       45
Continued

One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Texas, continued:
 $   535    Houston, Housing Finance Corp.,
              Single Family Mortgage Revenue,
              Series B-1, 8.00%, 6/1/14,
              Callable 12/1/06 @ 102 ..........  $      580
   2,365    Houston, Housing Finance Corp.,
              Single Family Mortgage Revenue,
              Refunding, Series B-2, 0.00%,
              6/1/14, Callable 12/1/06 @ 58 ...         947
   1,195    Keller, Higher Education Facilities
              Corp., Student Housing Revenue,
              Series A, 4.25%, 6/1/08 .........       1,176
   1,880    Keller, Independent School
              District, Capital Appreciation,
              GO, 0.00%, 8/15/08 ..............       1,319
   1,750    Keller, Independent School
              District, Capital Appreciation,
              GO, 0.00%, 8/15/10 ..............       1,162
     315    Laredo, Housing Finance Corp.,
              Single Family Mortgage Revenue,
              AMT, 6.20%, 10/1/19, Callable
              4/1/04 @ 103, FNMA/GNMA .........         328
   2,000    Leander, Independent School
              District, GO, 0.00%, 8/15/14,
              Callable 8/15/06 @ 65.29 ........       1,020
   6,955    Leander, Independent School
              District, GO, 0.00%, 8/15/15,
              Callable 8/15/09 @ 69.73,
              PSFG ............................       3,261
   6,955    Leander, Independent School
              District, GO, 0.00%, 8/15/16,
              Callable 8/15/09 @ 65.22,
              PSFG ............................       3,050
   2,480    Multi-Family Housing Revenue, Bond
              Pass Thru Certificates,
              Beneficial Ownership, Bent Tree,
              Series 3, AMT, 6.00%, 5/1/34,
              Mandatory Put 5/1/18 @ 100 ......       2,480
   2,480    Multi-Family Housing Revenue, Bond
              Pass Thru Certificates,
              Beneficial Ownership, Silverton,
              Series 4, AMT, 6.00%, 5/1/34,
              Mandatory Put 5/1/18 @ 100 ......       2,480
   2,400    Multi-Family Housing Revenue, Bond
              Pass Thru Certificates,
              Beneficial Ownership, Ranch View,
              Series 5, AMT, 6.00%, 5/1/34,
              Mandatory Put 5/1/18 @ 100 ......       2,400

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Texas, continued:
 $ 2,030    Multi-Family Housing Revenue, Bond
              Pass Thru Certificates,
              Beneficial Ownership, Park Row,
              Series 14, AMT, 5.75%, 11/1/34,
              Mandatory Put 11/1/14 @ 100 .....  $    2,030
   2,230    Ridge Park Development Corp.,
              Multi-Family Housing Revenue,
              6.05%, 6/20/23, Callable 12/20/11
              @ 105, GNMA .....................       2,355
   6,600    South Plains, Housing Finance
              Corp., Single Family Housing
              Revenue, Series C, 7.30%, 9/1/31,
              Callable 9/1/10 @ 105,
              FNMA/GNMA .......................       7,577
   1,555    Southeast Housing Finance Corp.,
              Residual Revenue, Series A,
              0.00%, 11/1/14, Prerefunded
              5/1/05 @ 56.09, ETM .............         771
   7,610    Southeast, Housing Finance Corp.,
              Residual Revenue, Series A,
              0.00%, 9/1/17, Callable 3/1/10 @
              68.57 ...........................       3,117
     100    Southeast, Housing Finance Corp.,
              Revenue, 0.00%, 9/1/17, ETM,
              MBIA ............................          43
     470    State Department Housing &
              Community Affairs, Multi-Family
              Housing Revenue, Harbors &
              Plumtree, Series A, 5.90%,
              7/1/06 ..........................         494
   1,500    State Department Housing &
              Community Affairs, Multi-Family
              Housing Revenue, NHP Foundation -
              Asmara Project, Series A, 6.30%,
              1/1/16, Callable 1/1/07 @ 102 ...       1,545
   1,160    State Department Housing &
              Community Affairs, Single Family
              Housing Revenue, Refunding,
              Series A, 0.00%, 3/1/15, Callable
              9/1/04 @ 49.53 ..................         477
   1,020    TexasTech University, Revenue,
              5.95%, 2/15/13, Prerefunded
              2/15/05 @ 100, AMBAC ............       1,102
   1,400    Travis County, Health Facilities
              Development Corp., Hospital
              Revenue, Daughters of Charity,
              Series B, 6.00%, 11/15/22,
              Callable 11/15/03 @ 102 .........       1,494

                                       46
Continued

One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Texas, continued:
 $ 1,945    Tyler, Health Facilities
              Development Corp., Hospital
              Revenue, East Texas Center,
              Series D, 5.38%, 11/1/27,
              Callable 2/16/09 @ 102, FSA .....  $    1,904
     180    Winter Garden, Housing Finance
              Corp., Single Family Mortgage
              Revenue, AMT, 6.20%, 10/1/19,
              Callable 4/1/04 @ 103,
              FNMA/GNMA .......................         181
                                                 ----------
                                                     78,328
                                                 ----------
Utah (0.9%):
   1,000    Intermountain Power Agency, Power
              Supply Revenue, Series B, 6.00%,
              7/1/12, Callable 7/1/02 @ 102 ...       1,025
   2,415    Intermountain Power Agency, Power
              Supply Revenue, Series B,, 5.00%,
              7/1/16, Callable 7/1/02 @ 100 ...       2,353
   2,530    Intermountain Power Agency, Power
              Supply Revenue, Series B, 5.00%,
              7/1/16, Callable 7/1/02 @ 100,
              ETM .............................       2,527
     710    State Housing Finance Agency,
              Single Family Mortgage Revenue,
              Series B-2, AMT, 5.95%, 7/1/09,
              Callable 1/1/07 @ 102, FHA/VA ...         715
     100    State Housing Finance Agency,
              Single Family Mortgage Revenue,
              Series A-1, 6.00%, 7/1/14,
              Callable 1/1/07 @ 102, FHA ......         105
     690    State Housing Finance Agency,
              Single Family Mortgage Revenue,
              Series B-2, AMT, 6.25%, 7/1/14,
              Callable 1/1/07 @ 102, FHA/VA ...         731
   1,350    State Housing Finance Agency,
              Single Family Mortgage Revenue,
              Series F, 6.30%, 7/1/21, Callable
              7/1/09 @ 101.50 .................       1,423
   1,870    Water Finance Agency, Pooled Loan
              Financing Program, Revenue,
              Series A, 5.25%, 10/1/14,
              Callable 4/1/11 @ 100, AMBAC ....       1,923
                                                 ----------
                                                     10,802
                                                 ----------
Vermont (0.4%):
     790    Housing Finance Agency, Single
              Family Housing Revenue, Series
              13A, 5.45%, 5/1/26, Callable
              11/1/09 @ 100, FSA ..............         806

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Vermont, continued:
 $ 3,680    Housing Finance Agency, Single
              Family Housing Revenue, Series A,
              7.85%, 12/1/29, Callable 6/1/02 @
              100, FHA/VA .....................  $    3,768
                                                 ----------
                                                      4,574
                                                 ----------
Virgin Islands (0.0%):
     500    Tobacco Settlement Finance Corp.,
              Tobacco Settlement Revenue,
              5.00%, 5/15/21, Callable 5/15/11
              @ 100 ...........................         467
                                                 ----------
Virginia (1.0%):
   2,250    Arlington County, IDA, Multi-Family
              Housing Revenue, Patrick Henry
              Apartments Project, AMT, 6.05%
              11/1/32, Callable 5/1/10 @ 100,
              FNMA ............................       2,335
   1,965    Multi-Family Housing Revenue, Bond
              Pass Thru Certificates,
              Beneficial Ownership, Woodward
              Gables IDA, Series 16, AMT,
              5.60%, 11/1/34, Callable 12/1/11
              @ 100 ...........................       1,965
   5,000    Suffolk, Redevelopment & Housing
              Authority, Multi-Family Housing
              Revenue, Windsor At Potomac,
              Project, 4.85%, 7/1/31, FNMA ....       5,049
   3,690    Suffolk, Redevelopment & Housing
              Authority, Multi-Family Housing
              Revenue, Oxford Apartments
              Project, 6.10%, 4/1/26, Callable
              10/1/08 @ 101 ...................       3,385
                                                 ----------
                                                     12,734
                                                 ----------
Washington (4.8%):
   1,500    Bellevue, Convention Center
              Authority, Special Obligation
              Revenue, Series B, 0.00%,
              12/1/19 .........................         555
   2,000    Chelan Public Utilities, Revenue,
              Series D, AMT, 6.35%, 7/1/28,
              Callable 7/1/07 @ 102, MBIA .....       2,133
  10,675    Energy Northwest Electric, Revenue,
              5.50%, 7/1/18, Callable 7/1/10 @
              100, MBIA .......................      11,091
   1,590    Grays Harbor County, Public Utility
              #001, Electric Revenue, 5.00%,
              1/1/12, Callable 1/1/11 @ 100,
              AMBAC ...........................       1,616

                                       47
Continued

One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Washington, continued:
 $ 2,000    King County, School District #411,
              Issaquah, GO, 6.25%, 12/1/12,
              Callable 6/1/10 @ 100 ...........  $    2,223
   1,500    King County, School District #411,
              Issaquah, GO, 6.25%, 12/1/13,
              Callable 6/1/10 @ 100 ...........       1,666
   1,000    King County, School District #415,
              GO, Series B, 6.25%, 12/1/12,
              FSA .............................       1,065
   1,650    Klickitat County, Public Utility
              District #001, Electric Revenue,
              Series B, 5.25%, 12/1/13,
              Callable 12/1/11 @ 100, AMBAC ...       1,699
   4,265    Pierce County, Housing Authority,
              Multi-Family Housing Revenue,
              5.65%, 12/1/18, Callable 12/1/08
              @ 100, ACA ......................       4,186
   1,700    Quinault Indian Nation, Revenue,
              5.85%, 12/1/12, Callable 12/1/02
              @ 100, ACA ......................       1,705
   5,640    Quinault Indian Nation, Revenue,
              5.80%, 12/1/15, Callable 12/1/09
              @ 100, ACA ......................       5,732
     890    Spokane, Housing Authority, Multi-
              Family Housing Revenue, Valley
              206 Apartments, Junior Lien B,
              5.75%, 4/1/28, LOC: Washington
              Trust Bank ......................         827
   1,025    Spokane, Housing Authority, Multi-
              Family Housing Revenue, Valley
              206 Apartments, Senior Lien A,
              5.40%, 4/1/18, Callable 4/1/08 @
              100 .............................         973
   2,600    Spokane, Housing Authority, Multi-
              Family Housing Revenue, Valley
              206 Apartments, Senior Lien A,
              5.63%, 4/1/28, Callable 4/1/08 @
              100 .............................       2,391
   2,315    State Housing Finance Community,
              Multi-Family Housing Revenue,
              AMT, 7.00%, 1/1/26, Callable
              1/1/11 @ 105, GNMA ..............       2,584
   2,505    State Housing Finance Community,
              Single Family Housing Program,
              Series 2-A, AMT, 5.38%, 12/1/18,
              Callable 6/1/08 @ 101, FNMA/
              GNMA ............................       2,482
   2,500    State Public Power Supply System,
              Revenue, Nuclear Project #2,
              Series A, 5.00%, 7/1/12, Callable
              7/1/08 @ 102 ....................       2,517

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Washington, continued:
 $ 4,000    State Public Power Supply System,
              Revenue, Nuclear Project #2,
              Series A, 6.30%, 7/1/12 .........  $    4,489
   2,750    State Public Power Supply System,
              Revenue Nuclear Project #2,
              Refunding, Series B, 5.63%,
              7/1/12, Callable 7/1/03 @ 102,
              FSA .............................       2,937
   3,400    State Public Power Supply System,
              Revenue, Nuclear Project #3,
              Series A, 5.50%, 7/1/07, Callable
              7/1/06 @ 102, AMBAC .............       3,631
   2,895    Tacoma, Electric Systems Revenue,
              5.63%, 1/1/16, Callable 1/1/09 @
              101 .............................       3,006
                                                 ----------
                                                     59,508
                                                 ----------
West Virginia (1.0%):
     730    Charleston, Community Parking
              Facilities, Revenue, Sub-C,
              0.00%, 12/1/21 ..................         164
   1,630    Charleston, Community Parking
              Facilities, Revenue, Sub-C,
              0.00%, 12/1/22 ..................         338
   1,665    Charleston, Community Parking
              Facilities, Revenue, Sub-C,
              0.00%, 12/1/23 ..................         320
   2,000    Charleston, Community Parking
              Facilities, Revenue, Sub-C,
              0.00%, 12/1/26 ..................         282
   2,010    Monongalia County, Series A, 6.00%,
              11/15/27, Callable 11/15/02 @
              102 .............................       1,722
   2,730    State Housing Development Fund,
              Housing Finance Revenue, Series
              A, 6.95%, 11/1/16, Callable
              5/1/02 @ 103 ....................       2,823
     290    State Housing Development Fund,
              Housing Finance Revenue, Series
              B, AMT, 7.20%, 11/1/20, Callable
              5/1/02 @ 102, FHA/VA ............         300
   6,610    State Housing Development Fund,
              Housing Finance Revenue, Series
              D, 5.20%, 11/1/21, Callable
              5/1/11 @ 100 ....................       6,618
                                                 ----------
                                                     12,567
                                                 ----------

                                       48
Continued

One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
 Wisconsin (0.9%):
 $ 1,385    Housing & Economic Development
              Authority, Homeownership Revenue,
              Series E, AMT, 6.00%, 9/1/28,
              Callable 7/1/07 @ 102 ...........  $    1,419
   5,000    Housing & Economic Development
              Authority, Single Family Housing
              Revenue, Homeownership, Series D,
              5.40%, 9/1/18, Callable 7/1/08 @
              101 .............................       4,999
   1,175    Oconomowoc Area School District,
              GO, 4.00%, 4/1/08, FSA ..........       1,161
   1,500    State, Transportation Revenue,
              Series A, 5.50%, 7/1/11 .........       1,608
   1,810    State, Clean Water Revenue, Series
              1, 5.00%, 6/1/12, Callable 6/1/11
              @ 100 ...........................       1,860
                                                 ----------
                                                     11,047
                                                 ----------
Wyoming (0.0%):
     500    Community Development Authority,
              Single Family Mortgage Revenue,
              Series E, 5.70%, 6/1/13, Callable
              12/1/03 @ 102, FHA ..............         510
                                                 ----------
  Total Municipal Bonds                           1,117,670
                                                 ----------
WEEKLY DEMAND NOTES (3.4%):
Colorado (0.5%):
   5,660    Douglas County, School District #1,
              Douglas & Elbert Counties, GO,
              6.73%, 6/15/09* (b) .............       6,110
                                                 ----------
Georgia (0.5%):
   4,200    State, GO, 9.79%, 2/9/10, Callable
              11/1/09 @ 102* (b) ..............       5,046
   1,000    State, GO, 9.79%, 4/6/13, Callable
              11/1/09 @ 102* (b) ..............       1,165
                                                 ----------
                                                      6,211
                                                 ----------
New Jersey (0.5%):
   2,500    State Turnpike Authority, Revenue,
              Series R-19, 7.96%, 1/1/13, MBIA*
              (b) .............................       3,097
   2,500    State Turnpike Authority, Revenue,
              Series R-19, 7.96%, 1/1/14, MBIA*
              (b) .............................       3,098
                                                 ----------
                                                      6,195
                                                 ----------

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Oregon (0.5%):
 $ 5,410    Washington, Multinomah & Yamhill
              Counties, School District #1J,
              Series 171, GO, 6.74%, 12/1/08*
              (b) .............................  $    5,632
                                                 ----------
Puerto Rico (0.7%):
   3,460    Childrens Trust Fund, Tobacco
              Settlement Revenue, Series 149,
              8.24%, 7/1/08* (b) ..............       3,992
   5,000    Municipal Finance Agency, GO,
              Series R-17, 9.99%, 8/1/12,
              Callable 8/1/09 @ 101* (b) ......       5,937
                                                 ----------
                                                      9,929
                                                 ----------
Texas (0.7%):
   7,500    Plano, Independent School District,
              Drivers Series 178, 7.27%,
              2/15/12* (b) ....................       8,112
                                                 ----------
  Total Weekly Demand Notes                          42,189
                                                 ----------
MONTHLY DEMAND NOTES (5.8%):
Arizona (0.4%):
   4,570    Pima County, IDA, Single Family
              Mortgage Revenue, 1.83%,
              10/25/10* .......................       4,570
     100    Tuscon & Pima Counties, IDA, Single
              Family Mortgage, Revenue, Series
              1A, AMT, 1.83%, 6/25/11* ........         100
                                                 ----------
                                                      4,670
                                                 ----------
California (0.5%):
   3,300    Statewide Communities Development
              Authority, Revenue, Certificates
              of Participation, 1.54%, 11/1/15,
              Callable 11/1/03 @ 100* .........       3,300
   3,300    Statewide Communities Development
              Authority, Revenue, Certificates
              of Participation, 8.95%, 11/1/15,
              Callable 11/1/03 @ 104* .........       3,378
                                                 ----------
                                                      6,678
                                                 ----------
Colorado (0.2%):
   1,740    Denver City & County, Single Family
              Mortgage Revenue, Series A,
              1.83%, 5/25/05* .................       1,740
   1,115    El Paso, Single Family Mortgage
              Revenue, 1.83%, 5/1/30* .........       1,115
                                                 ----------
                                                      2,855
                                                 ----------

                                       49
Continued

One Group Mutual Funds
Municipal Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
MONTHLY DEMAND NOTES, CONTINUED:
 Hawaii (0.7%):
 $ 8,500    State Department Budget & Finance,
              Special Purpose, Mortgage
              Revenue, AMT, 6.66%, 11/1/21,
              Callable 11/1/02 @ 101* .........  $    8,069
                                                 ----------
Maryland (0.2%):
   2,355    Prince Georges County, Housing
              Authority, Single Family Mortgage
              Revenue, 1.83%, 6/1/33* .........       2,355
                                                 ----------
New Mexico (0.3%):
   4,150    Educational Assistance Foundation,
              Series A-1, AMT, 1.75%, 11/01/12,
              GSL* ............................       4,150
                                                 ----------
New York (0.5%):
   6,200    GO, 9.36%, 8/13/09, Callable 8/1/03
              @ 103* ..........................       6,774
                                                 ----------
Oklahoma (0.2%):
   2,890    Canadian County, Home Finance
              Authority, Single Family Mortgage
              Revenue, 2.00%, 11/25/05* .......       2,890
                                                 ----------
Texas (2.3%):
   3,424    Collin County, Housing Finance
              Corp., Single Family Mortgage
              Revenue, 1.84%, 7/25/05* ........       3,424

 SHARES
   OR
PRINCIPAL                                          MARKET
 AMOUNT            SECURITY DESCRIPTION            VALUE
---------   -----------------------------------  ----------
MONTHLY DEMAND NOTES, CONTINUED:
Texas, continued:
 $ 9,357    Dallas County, Housing Finance
              Corp., Single Family Mortgage
              Revenue, 1.89%, 11/25/04* .......  $    9,357
   4,465    Denton County, Housing Finance
              Corp., Single Family Mortgage
              Revenue, 1.84%, 5/1/05* .........       4,465
   9,823    Tarrant County, Revenue, 1.82%,
              6/24/05* ........................       9,822
                                                 ----------
                                                     27,068
                                                 ----------
Utah (0.5%):
   6,000    Intermountain Power Agency, Power
              Supply Revenue, Series B, 8.53%,
              7/1/11, Callable 7/1/02 @
              102* ............................       6,375
                                                 ----------
  Total Monthly Demand Notes                         71,884
                                                 ----------
INVESTMENT COMPANIES (0.9%):
     410    Blackrock Investment Quality
              Municipal Fund ..................       5,474
     437    Nuveen Premium Income Municipal
              Fund ............................       5,985
                                                 ----------
  Total Investment Companies                         11,459
                                                 ----------
Total (Cost $1,229,137)(a)                       $1,243,202
                                                 ==========

------------
Percentages indicated are based on net assets of $1,239,484.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $23,731
                   Unrealized depreciation......................   (9,666)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $14,065
                                                                  =======

   Aggregate cost for federal income tax purposes is substantially the same.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 * Variable rate securities having liquidity sources through bank letters of credit or other cards and/or liquidity agreements. The interest rate, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2001.

See notes to financial statements.

One Group Mutual Funds
Arizona Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
 MUNICIPAL BONDS (98.3%):
Arizona (98.3%):
 $1,175     Apache County, Public Finance Corp.,
              Certificates of Participation,
              5.25%, 5/1/04, Callable 5/1/02 @
              101 ...............................  $  1,194
    500     Apache County, Public Finance Corp.,
              Certificates of Participation,
              5.50%, 5/1/10, Callable 5/1/02 @
              101 ...............................       508
  1,000     Arizona State University, Revenue,
              6.90%, 7/1/04, Callable 7/1/02 @
              101, AMBAC ........................     1,033
  1,950     Arizona State University, Revenue,
              Series A, 5.85%, 7/1/08, Callable
              7/1/02 @ 101 ......................     2,005
  1,820     Arizona State University, Revenue,
              Series A, 5.90%, 7/1/09, Callable
              7/1/02 @ 101 ......................     1,872
    725     Casa Grande, Excise Tax Revenue,
              5.90%, 4/1/09, Callable 4/1/04 @
              100, FGIC .........................       767
  4,000     Central Arizona Water Conservation
              District, Contract Revenue, Central
              Arizona Project, Series A, 5.40%,
              11/1/05 ...........................     4,292
  3,000     Central Arizona Water Conservation
              District, Contract Revenue, Central
              Arizona Project, Series A, 5.40%,
              11/1/06 ...........................     3,234
  2,475     Central Arizona Water Conservation
              District, Contract Revenue, Central
              Arizona Project, 4.75%, 11/1/07,
              Callable 5/1/04 @ 102, MBIA .......     2,556
  5,000     Chandler, Capital Appreciation, GO,
              0.00%, 7/1/07, FGIC ...............     3,965
  1,000     Chandler, GO, 4.75%, 7/1/11, FSA ....     1,023
  2,400     Coconino County, Arizona Unified
              School District #001, Flagstaff,
              GO, 5.50%, 7/1/08, Callable 7/1/05
              @ 101, AMBAC ......................     2,567
  1,000     Gilbert, Improvement District #011,
              Special Assessment, 7.60%, 1/1/04,
              Callable 7/1/02 @ 101, FGIC .......     1,032
  1,000     Gilbert, Public Facilities Municipal
              Property Corp., Revenue, 4.90%,
              7/1/20, Callable 7/1/12 @ 100,
              AMBAC .............................       968
  2,900     Glendale Unified School District
              #205, GO, Projects of 1993, Series
              B, 5.45%, 7/1/09, Prerefunded
              7/1/05 @ 101, FGIC ................     3,136

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $1,235     Greater Arizona Development
              Authority, Infrastructure Revenue,
              Series A, 5.60%, 8/1/07, MBIA .....  $  1,293
  1,000     Greenlee County, IDA, PCR, Phelps
              Dodge Corp. Project, 5.45%, 6/1/09,
              Callable 6/1/04 @ 102 .............       967
  2,000     Maricopa County, Community College
              District, G0, Series B, 5.30%,
              7/1/11, Callable 7/1/06 @101 ......     2,086
    500     Maricopa County, IDA, Hospital
              Facility Revenue, St. Joseph's
              Hospital & Medical Centers Project,
              6.20%, 11/1/11, ETM ...............       509
  1,500     Maricopa County, IDA, Revenue, 6.38%,
              6/15/30, Callable 6/1/07 @ 102,
              ACA ...............................     1,565
  2,950     Maricopa County, IDA, Single Family
              Mortgage Revenue, Capital
              Appreciation, Series 83A, 0.00%,
              12/31/14, ETM .....................     1,533
    405     Maricopa County, IDA, Single Family
              Mortgage Revenue, Mortgage Backed
              Securities, Series B-2, AMT, 5.75%,
              1/1/13, Callable 1/1/10 @ 101.50,
              FNMA/GNMA .........................       405
  1,000     Maricopa County, School District
              #001, Phoenix Elementary, GO,
              5.50%, 7/1/10, Callable 7/1/07 @
              101, MBIA .........................     1,066
  1,000     Maricopa County, School District
              #003, Tempe Elementary, Project of
              1997, Series E, GO, 5.40%, 7/1/13,
              FGIC ..............................     1,049
  1,500     Maricopa County, School District
              #011, GO, 4.75%, 7/1/14, Callable
              7/1/11 @ 100, FGIC ................     1,490
  1,500     Maricopa County, School District
              #011, Peoria, Projects of 1996,
              Series D, GO, 5.25%, 7/1/13,
              Callable 7/1/09 @ 101, FGIC .......     1,560
  2,000     Maricopa County, School District
              #028, Kyrene Elementary, Capital
              Appreciation, Series C, GO, 0.00%,
              1/1/11, FGIC ......................     1,299
  1,015     Maricopa County, School District
              #038, Madison Elementary, GO,
              5.30%, 7/1/08, Callable 7/1/03 @
              101, AMBAC ........................     1,062

                                       51
Continued

One Group Mutual Funds
Arizona Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $1,215     Maricopa County, School District
              #038, Madison Elementary, GO,
              5.80%, 7/1/15, Prerefunded 7/1/06 @
              101, MBIA .........................  $  1,337
  3,100     Maricopa County, School District
              #069, Paradise Valley, GO, 5.80%,
              7/1/09, AMBAC .....................     3,386
  1,000     Maricopa County, School District
              #069, Paradise Valley, GO, 6.35%,
              7/1/10, MBIA ......................     1,140
  2,000     Maricopa County, School District
              #210, Project of 1995, Series B,
              GO, 5.38%, 7/1/13 .................     2,069
  2,000     Mesa, GO, 5.75%, 7/1/14, FGIC .......     2,141
  3,000     Mesa, IDA, Revenue, Series A, 5.63%,
              1/1/29 ............................     3,070
  2,250     Mesa, Street and Highway Revenue,
              Series A, 5.30%, 7/1/17, FSA ......     2,296
  2,000     Mesa, Utility System Revenue, 5.38%,
              7/1/12, Callable 7/1/05 @ 101,
              FGIC ..............................     2,112
  1,000     Mesa, Utility System Revenue, 5.38%,
              7/1/15, Callable 7/1/07 @ 101,
              FGIC ..............................     1,033
  1,205     Mohave County, Elementary School
              District #016, GO, 5.25%, 7/1/09,
              Callable 7/1/07 @ 100, MBIA .......     1,263
  1,200     Mohave County, School District #001,
              Lake Havasu, GO, 5.20%, 7/1/09,
              Callable 7/1/03 @ 101, AMBAC ......     1,228
  2,050     Navajo County, School District #010,
              Series A, GO, 5.13%, 7/1/12,
              Callable 7/1/07 @ 101, FGIC .......     2,095
  1,215     Northern Arizona University, Revenue,
              Series A, 5.60%, 6/1/05, Callable
              6/1/02 @ 102, AMBAC ...............     1,257
  2,750     Northern Arizona University, Revenue,
              6.40%, 6/1/07, Callable 6/1/02 @
              101, FGIC .........................     2,826
  1,000     Oro Valley, Municipal Property Corp.,
              Municipal Water System Revenue,
              Canada Hills, 5.45%, 7/1/14,
              Callable 7/1/08 @ 101, MBIA .......     1,047
    850     Peoria, GO, 5.40%, 4/1/14, FGIC .....       885
  1,000     Peoria, GO, 5.00%, 4/1/20, Callable
              4/1/09 @ 100, FGIC ................       988
  2,500     Phoenix, Civic Improvement Corp.,
              Wastewater Systems Revenue, 5.25%,
              7/1/18, Callable 7/1/11 @ 100,
              FGIC ..............................     2,542

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $2,000     Phoenix, Civic Improvement Corp.,
              Revenue, Series B, 6.00%, 7/1/08,
              Callable 7/1/04 @ 102 .............  $  2,124
  1,250     Phoenix, Civic Improvement Corp.,
              Wastewater Systems Revenue, 5.50%,
              7/1/21, FGIC ......................     1,317
  2,000     Phoenix, Street & Highway User
              Revenue, 6.50%, 7/1/09, ETM .......     2,235
  2,500     Phoenix, Street & Highway User
              Revenue, Capital Appreciation,
              Series A, 0.00%, 7/1/12, FGIC .....     1,495
  1,000     Phoenix, GO, Series A, 5.40%,
              7/1/07 ............................     1,076
  2,450     Phoenix, GO, 6.38%, 7/1/13, Callable
              7/1/02 @ 102 ......................     2,557
  2,300     Phoenix, GO, 5.38%, 7/1/25 ..........     2,331
    955     Phoenix, IDA, Single Family Mortgage
              Revenue, Series A, AMT, 5.35%,
              6/1/20, Callable 12/1/07 @ 101.50,
              GNMA/FNMA/FHLMC ...................       946
    555     Pima County, GO, 6.20%, 7/1/08,
              Callable 7/1/02 @ 101 .............       573
  1,500     Pima County, IDA, Health Partners,
              Revenue, Series A, 5.30%, 4/1/07,
              MBIA ..............................     1,591
    755     Pima County, IDA, Single Family
              Mortgage Revenue, Series A, 6.40%,
              2/1/11, Callable 8/1/05 @ 102 .....       775
    110     Pima County, IDA, Single Family
              Mortgage Revenue, Series A, 7.63%,
              2/1/12, Callable 2/1/02 @ 101.5,
              FHA ...............................       111
    750     Pima County, IDA, Single Family
              Mortgage Revenue, Series B, AMT,
              6.95%, 11/1/23, Callable 5/1/07 @
              103.38, GNMA/FNMA/FHLMC ...........       823
  2,000     Pima County, Unified School District
              #001, Tucson, GO, 5.38%, 7/1/09,
              FGIC ..............................     2,149
  1,000     Pima County, Unified School District
              #001, Tucson, GO, 5.88%, 7/1/14,
              FGIC ..............................     1,055
  1,050     Pima County, Unified School District
              #10, GO, Project of 1994, 5.10%,
              7/1/11, Callable 7/1/09 @ 100,
              FGIC ..............................     1,092

                                       52
Continued

One Group Mutual Funds
Arizona Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $2,015     Salt River Project, Agriculture
              Improvement & Power District,
              Electric Systems Revenue, Series A,
              6.00%, 1/1/07 .....................  $  2,213
  1,000     Salt River Project, Agriculture
              Improvement & Power District,
              Electric Systems Revenue, Series A,
              6.50%, 1/1/07, Callable 1/1/02 @
              101 ...............................     1,015
  3,000     Salt River Project, Agriculture
              Improvement & Power District,
              Electric Systems Revenue, Series D,
              6.00%, 1/1/13, Callable 1/1/02 @
              102 ...............................     3,072
  1,255     Salt River Project, Agriculture
              Improvement & Power District,
              Electric Systems Revenue, Series A,
              5.50%, 1/1/19, Callable 1/1/03 @
              100 ...............................     1,260
  3,815     Santa Cruz County, IDA, Citizens
              Utility Co., Revenue, 4.75%,
              8/1/20, putable 8/1/07@100 ........     3,590
  4,000     School Facilities Board Revenue,
              5.00%, 7/1/18, Callable 7/1/11 @
              100 ...............................     3,989
  1,000     Scottsdale, GO, 5.25%, 7/1/06 .......     1,071
  2,000     Scottsdale, GO, 5.25%, 7/1/18,
              Callable 7/1/11 @ 101 .............     2,044
  2,845     Scottsdale, GO, 5.00%, 7/1/20 .......     2,815
  2,500     Scottsdale, IDA, Hospital Revenue,
              Scottsdale Memorial Hospitals,
              Series A, 6.13%, 9/1/17, Callable
              9/1/07 @ 102, AMBAC ...............     2,681
  1,000     Scottsdale, Municipal Property Corp.,
              Lease Revenue, 6.38%, 5/1/05,
              Prerefunded 11/1/02 @ 100 .........     1,035
  2,000     Scottsdale, Preservation, GO, 5.75%,
              7/1/18, Prerefunded 7/1/09 @
              100 ...............................     2,191
  1,065     Scottsdale, Street & Highway User
              Revenue, 5.50%, 7/1/07 ............     1,149
  1,000     Sedona, Wastewater Excise Tax
              Revenue, Capital Appreciation,
              0.00%, 7/1/21, MBIA ...............       340
  2,000     Sedona, Wastewater Excise Tax
              Revenue, Capital Appreciation,
              0.00%, 7/1/23, MBIA ...............       603
  1,000     Show Low, IDA, Hospital Revenue,
              Navapache Regional Medical Center,
              Series A, 5.13%, 12/1/07, ACA .....     1,034

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $1,000     Show Low, IDA, Hospital Revenue,
              Navapache Regional Medical Center,
              Series A, 5.50%, 12/1/17, Callable
              12/1/07 @ 100, ACA ................  $    988
  2,500     State, Certificates of Participation,
              6.63%, 9/1/08, Prerefunded 3/1/02 @
              102, FSA ..........................     2,562
    640     State Municipal Financing Program,
              Certificates of Participation,
              Series 27, 7.00%, 8/1/04, Callable
              2/21/02 @ 100, BIG ................       643
  1,000     State Municipal Financing Program,
              Certificates of Participation,
              Series 20, 7.70%, 8/1/10, BIG,
              ETM ...............................     1,200
  2,035     State Power Authority, Resource
              Revenue, Hoover Uprating Project,
              5.40%, 10/1/07, Prerefunded 10/1/03
              @ 102, MBIA .......................     2,168
  2,500     State Power Authority, Resource
              Revenue, Hoover Uprating Project,
              5.25%, 10/1/17 ....................     2,577
  1,000     State Transportation Board, Highway
              Revenue, 5.25%, 7/1/07, Callable
              7/1/03 @ 102 ......................     1,038
    500     State Transportation Board, Highway
              Revenue, 6.00%, 7/1/10, Callable
              7/1/09 @ 100 ......................       553
  2,000     State Transportation Board, Highway
              Revenue, 5.25%, 7/1/16, Callable
              7/1/11 @ 100 ......................     2,050
  1,030     Student Loan Acquisition Authority,
              Revenue, Series A-1, AMT, 5.40%,
              5/1/10, Callable 11/1/09 @ 102,
              GSL ...............................     1,073
  1,000     Student Loan Acquisition Authority,
              Revenue, Series A-1, AMT, 5.88%,
              5/1/18, Callable 11/1/09 @ 102,
              GSL ...............................     1,025
  2,500     Surprise, Municipal Property Corp.,
              Revenue, 5.70%, 7/1/20, Callable
              7/1/09 @ 101, FGIC ................     2,619
    870     Tempe, Excise Tax Revenue, Series A,
              5.63%, 7/1/20, Callable 7/1/09 @
              100 ...............................       900
  1,635     Tempe, GO, 5.00%, 7/1/10, Callable
              7/1/06 @ 101 ......................     1,686

                                       53
Continued

One Group Mutual Funds
Arizona Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $3,000     Tempe, Unified School District #213,
              Project of 1998, Series B, GO,
              5.13%, 7/1/14, Callable 7/1/09 @
              101, FGIC .........................  $  3,098
  1,725     Tucson, Street & Highway User
              Revenue, Series 94-E, 5.50%,
              7/1/15, Callable 7/1/10 @ 100,
              FGIC ..............................     1,810
    700     University Foundation, Certificates
              of Participation, Series 8, 4.90%,
              8/1/09, MBIA ......................       728
  1,000     University of Arizona, University
              Revenues, 6.25%, 6/1/11, Callable
              6/1/02 @ 102 ......................     1,037
  2,000     Water Infrastructure Finance
              Authority, Water Quality Revenue,
              Series A, 5.75%, 10/1/11, Callable
              10/1/09 @ 101 .....................     2,184
  1,000     Water Infrastructure Finance
              Authority, Water Quality Revenue,
              Series A, 5.38%, 10/1/15, Callable
              10/1/09 @ 101 .....................     1,039
  1,600     Water Infrastructure Finance
              Authority, Water Quality Revenue,
              Series A, 5.50%, 10/1/16, Callable
              10/1/09 @ 101 .....................     1,673
  1,110     Water Infrastructure, Finance
              Authority, Water Quality Revenue,
              Series A, 5.63%, 10/1/14, Callable
              10/1/09 @ 101 .....................     1,184

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Arizona, continued:
 $1,500     Water Infrastructure, Finance
              Authority, Water Quality Revenue,
              Series A, 5.38%, 10/1/2018,
              Callable 10/1/11 @ 100 ............  $  1,541
  1,100     Yavapai County, IDA, Hospital
              Facility Revenue, Yavapai Regional
              Medical Center, Series A, 5.13%,
              12/1/13, Callable 6/1/07 @ 102, FSA
              Yuma ..............................     1,122
  1,305     Yuma County, GO, Elementary School
              District #1, 5.25%, 7/1/10,
              Callable 7/1/07 @ 101, MBIA .......     1,369
  3,000     Yuma County, IDA, Multi-Family
              Revenue, Series A, AMT, 6.10%,
              9/20/34, Callable 9/20/09 @ 106,
              GNMA ..............................     3,174
  1,000     Yuma County, IDA, Hospital Revenue,
              Refunding, Yuma Regional Medical
              Center, 5.50%, 8/1/09, Callable
              8/1/07 @ 102, MBIA ................     1,071
                                                   --------
                                                    173,215
                                                   --------
  Total Municipal Bonds                             173,215
                                                   --------
INVESTMENT COMPANIES (0.2%):
    344     Blackrock Provident Institutional
              Funds, Tax-Free Money Market ......       344
                                                   --------
  Total Investment Companies                            344
                                                   --------
Total (Cost $167,304)(a)                           $173,559
                                                   ========

------------
Percentages indicated are based on net assets of $176,256.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $6,803
                   Unrealized depreciation......................    (548)
                                                                  ------
                   Net unrealized appreciation (depreciation)...  $6,255
                                                                  ======

   Aggregate cost for federal income tax purposes is substantially the same.

See notes to financial statements.

One Group Mutual Funds
Kentucky Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
 MUNICIPAL BONDS (98.9%):
Arizona (0.3%):
 $1,000     Tucson & Pima Counties, Single Family
              Mortgage Revenue, 0.00%, 12/1/14,
              ETM ...............................  $    515
                                                   --------
California (2.0%):
  1,990     San Marcos, Public Facilities
              Authority, Revenue, 0.00%, 3/1/14,
              ETM ...............................     1,098
  1,715     San Marcos, Public Facilities
              Authority, Revenue, 0.00%, 1/1/19,
              ETM ...............................       693
  2,850     San Marcos, Public Facilities
              Authority, Revenue, 0.00%, 9/1/19,
              ETM ...............................     1,111
                                                   --------
                                                      2,902
                                                   --------
Colorado (0.9%):
  2,600     El Paso County, Single Family
              Mortgage Revenue, 0.00%, 9/1/15,
              ETM ...............................     1,284
                                                   --------
Kansas (0.9%):
  1,600     Kansas City, Single Family Mortgage
              Revenue, Series 83A, 0.00%,
              12/1/14, ETM ......................       830
  1,000     Saline County, Single Family Mortgage
              Revenue, Series 83A, 0.00%,
              12/1/15, ETM ......................       488
                                                   --------
                                                      1,318
                                                   --------
Kentucky (89.8%):
  1,440     Bardstown, Combined Utilities
              Revenue, 5.00%, 12/1/17, Callable
              12/1/10 @ 101, MBIA ...............     1,434
  1,500     Berea College, Utility Revenue, AMT,
              5.90%, 6/1/17, Callable 6/1/07 @
              102 ...............................     1,556
  1,205     Boone & Florence Counties, Water
              Supply System Revenue, 4.02%,
              12/1/08, FGIC .....................     1,189
    200     Boone County, Certificates of
              Participation, Public Golf, 6.35%,
              11/15/02 ..........................       208
    200     Boone County, Certificates of
              Participation, Public Golf, 6.40%,
              11/15/03, Callable 11/15/02 @
              102 ...............................       212
  1,000     Boone County, Public Property Corp.,
              Revenue, Judicial Facility, 5.00%,
              9/1/19, Callable 9/1/12 @ 101 .....       984
  1,740     Boone County, School District Finance
              Corp., School Building Revenue,
              5.38%, 8/1/17, Callable 8/1/10 @
              101 ...............................     1,785
  1,000     Boone County, School District Finance
              Corp., Revenue, 5.38%, 8/1/20,
              Callable 8/1/10 @ 101 .............     1,016

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $1,010     Bowling Green, GO, 5.25%, 6/1/13,
              Callable 6/1/10 @ 101 .............  $  1,052
    105     Campbell & Kenton Counties,
              Sanitation District #1, Revenue,
              6.38%, 8/1/03, ETM ................       109
    330     Campbell & Kenton Counties,
              Sanitation District #1, Revenue,
              7.13%, 8/1/05, ETM ................       337
  1,395     Campbell & Kenton Counties,
              Sanitation District #1, Revenue,
              Series A, 5.00%, 8/1/16, Callable
              8/1/11 @ 101, FSA .................     1,394
  1,000     Campbell & Kenton Counties,
              Sanitation District #1, Revenue,
              Series A, 5.00%, 8/1/17, Callable
              8/1/11 @ 101, FSA .................       995
  1,225     Christian County, Lease Revenue,
              5.10%, 8/1/13, Callable 11/1/10 @
              101 ...............................     1,261
    415     Clinton County, School District
              Finance Corp., School Building
              Revenue, 6.10%, 6/1/09, Callable
              6/1/02 @ 102 ......................       431
    445     Clinton County, School District
              Finance Corp., School Building
              Revenue, 6.10%, 6/1/10, Callable
              6/1/02 @ 102 ......................       462
    325     Clinton County, School District
              Finance Corp., School Building
              Revenue, 6.10%, 6/1/11, Callable
              6/1/02 @ 102 ......................       338
    510     Clinton County, School District
              Finance Corp., School Building
              Revenue, 6.10%, 6/1/12, Callable
              6/1/02 @ 102 ......................       530
    500     Daviess County, Hospital Revenue,
              Owensboro-Daviess County, 6.00%,
              8/1/04, Callable 8/1/02 @ 102,
              MBIA ..............................       523
  4,500     Development Finance Authority,
              Hospital Revenue, Elizabeth Medical
              Center, Series A, 6.00%, 11/1/10,
              Callable 11/1/02 @ 100, FGIC ......     4,520
  1,100     Economic Development Finance
              Authority, Catholic Health
              Initiatives Revenue, 4.25%,
              9/1/09 ............................     1,053
    425     Economic Development Finance
              Authority, Hospital Revenue,
              Catholic Health Initiatives
              Hospital, 5.38%, 12/1/11, Callable
              6/1/08 @ 101 ......................       435

                                       55
Continued

One Group Mutual Funds
Kentucky Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $1,645     Fayette County, School Building
              Revenue, 5.50%, 6/1/19, Callable
              6/1/10 @ 101 ......................  $  1,698
  1,255     Fayette County, School District
              Finance Corp., School Building
              Revenue, Series A, 5.35%, 1/1/13,
              Callable 1/1/07 @ 102 .............     1,297
  1,200     Fayette County, School District
              Finance Corp., School Building
              Revenue, 5.25%, 9/1/13, Callable
              9/15/09 @ 101 .....................     1,248
  1,000     Fayette County, School District
              Finance Corp., School Building
              Revenue, 5.50%, 9/1/18, Callable
              9/15/09 @ 101 .....................     1,032
  2,000     Fayette County, School District,
              Revenue, 5.38%, 9/1/17, Callable
              9/15/09 @ 101 .....................     2,050
  1,500     Greater Kentucky Housing Assistance
              Corp., Multi-Family Housing
              Revenue, Series A, 5.90%, 2/1/14,
              Callable 2/1/03 @ 100, FHA ........     1,511
  1,505     Hardin County, School District
              Finance Corp., School District
              Revenue, 5.50%, 2/1/14, Callable
              2/1/10 @ 101 ......................     1,586
    960     Hardin County, School District
              Finance Corp., School Building
              Revenue, 5.50%, 2/1/15, Callable
              2/1/10 @ 101 ......................     1,004
    200     Hardin County, Water District #1,
              Waterworks Revenue, 6.70%, 9/1/05,
              Callable 3/1/02 @ 102 .............       206
     45     Henderson, Electric Light & Power
              Revenue, 5.70%, 3/1/03, Callable
              3/1/02 @ 100 ......................        45
    310     Higher Education Student Loan Corp.,
              Insured Student Loan Revenue,
              Series C, 6.50%, 6/1/02, GSL ......       315
  1,500     Higher Education Student Loan Corp.,
              Insured Student Loan Revenue,
              Series C, AMT, 5.45%, 6/1/03,
              GSL ...............................     1,552
  1,705     Higher Education Student Loan Corp.,
              Insured Student Loan Revenue,
              Series D, AMT, 7.00%, 12/1/06,
              Callable 12/1/02 @ 101, GSL .......     1,757
    500     Housing Corp., Revenue, Series A,
              5.40%, 1/1/05, Callable 7/1/03 @
              102, FHA, VA ......................       522

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $  500     Housing Corp., Revenue, Series A,
              5.50%, 1/1/06, Callable 7/1/03 @
              102, FHA, VA ......................  $    520
    500     Housing Corp., Revenue, Series A,
              5.60%, 1/1/07, Callable 7/1/03 @
              102, FHA, VA ......................       519
    275     Housing Corp., Revenue, Series B,
              6.20%, 7/1/03, Callable 7/1/02 @
              102, FHA, VA ......................       280
  1,745     Housing Corp., Revenue, Series D,
              5.80%, 7/1/13, Callable 7/1/06 @
              102 ...............................     1,809
  1,780     Infrastructure Authority, Revenue,
              Series A, 4.50%, 6/1/05 ...........     1,846
    410     Infrastructure Authority, Revenue,
              Governmental Agencies Program,
              5.25%, 8/1/04, Callable 8/1/03 @
              102 ...............................       431
    500     Infrastructure Authority, Revenue,
              Governmental Agencies Program,
              5.40%, 8/1/06, Callable 8/1/03 @
              102 ...............................       522
     80     Infrastructure Authority, Revenue,
              Governmental Agencies Program,
              6.00%, 8/19/11, Callable 8/1/02 @
              100 ...............................        80
    500     Infrastructure Authority, Revenue,
              Governmental Agencies Program,
              5.75%, 8/1/13, Callable 8/1/03 @
              102 ...............................       525
    725     Jefferson County, Capital Projects
              Revenue, Series A, 6.10%, 8/15/07,
              Callable 2/15/03 @ 102 ............       769
  1,000     Jefferson County, Capital Projects
              Revenue, Series A, 5.50%, 4/1/10,
              Callable 4/1/06 @ 102, AMBAC ......     1,057
  1,000     Jefferson County, Capital Projects
              Revenue, Series A, 5.50%, 4/1/11,
              Callable 4/1/06 @ 102, AMBAC ......     1,051
    500     Jefferson County, Capital Projects,
              First Mortgage Revenue, 6.38%,
              12/1/07, ETM ......................       505
  1,825     Jefferson County, GO, Capital
              Appreciation, Series B, 0.00%,
              8/15/06, FSA ......................     1,519
    500     Jefferson County, Health Facilities
              Revenue, Jewish Hospital Healthcare
              Services, Inc., 6.05%, 5/1/02,
              AMBAC .............................       507

                                       56
Continued

One Group Mutual Funds
Kentucky Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $1,000     Jefferson County, Health Facilities
              Revenue, Jewish Hospital Healthcare
              Services, Inc., 6.10%, 5/1/03,
              Callable 5/1/02 @ 102, AMBAC ......  $  1,032
    300     Jefferson County, Health Facilities
              Revenue, Jewish Hospital Healthcare
              Services, Inc., 6.20%, 5/1/04,
              Callable 5/1/02 @ 102, AMBAC ......       310
    500     Jefferson County, Health Facilities
              Revenue, Jewish Hospital Healthcare
              Services, Inc., 6.38%, 5/1/08,
              Callable 5/1/02 @ 102, AMBAC ......       517
    930     Jefferson County, Health Facilities
              Revenue, Jewish Hospital Healthcare
              Services, Inc., 5.65%, 1/1/10,
              Callable 1/1/07 @ 102 .............       970
  1,325     Jefferson County, Hospital Revenue,
              Series C, 6.20%, 10/1/04, Callable
              10/1/02 @ 102, MBIA ...............     1,380
    675     Jefferson County, Hospital Revenue,
              Series C, 6.20%, 10/1/04,
              Prerefunded 10/1/02 @ 102, MBIA ...       711
    540     Jefferson County, School District
              Finance Corp., School Building
              Revenue, Series B, 6.00%, 1/1/04,
              Callable 7/1/02 @102, MBIA ........       559
    460     Jefferson County, School District
              Finance Corp., School Building
              Revenue, Series B, 6.00%, 1/1/04,
              Prerefunded 7/1/02 @ 102, MBIA,
              ETM ...............................       479
  1,430     Jefferson County, School District
              Finance Corp., School Building
              Revenue, 5.25%, 7/1/07, Callable
              7/1/05 @ 102, MBIA ................     1,516
  1,000     Jefferson County, School District
              Finance Corp., School Building
              Revenue, 5.25%, 7/1/13, Callable
              1/1/10 @ 101 ......................     1,041
  1,490     Jefferson County, School District
              Finance Corp., School Building
              Revenue, Series A, 5.25%, 7/1/14,
              Callable 1/1/10 @ 101, FSA ........     1,539
  1,000     Jefferson County, School District
              Finance Corp., School Building
              Revenue, Series A, 5.00%, 4/1/18,
              Callable 4/1/11 @ 101, FSA ........       988

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $3,320     Jefferson County, School District
              Finance Corp., School Building
              Revenue, Series A, 5.25%, 1/1/19,
              Callable 7/1/09 @ 101, FSA ........  $  3,348
  1,000     Jefferson County, School District
              Finance Corp., School Building
              Revenue, Series B, 5.25%, 6/1/17,
              Callable 7/1/09 @ 101, FSA ........     1,015
  2,315     Junction City, College Revenue,
              Centre College Project, 5.70%,
              4/1/12, Callable 4/1/07 @ 102 .....     2,420
    500     Kenton County, Airport Revenue,
              International, Series AR-A, AMT,
              6.10%, 3/1/04, Callable 3/1/02 @
              101, FSA ..........................       507
  1,000     Kenton County, Airport Revenue,
              International, Series AR-A, AMT,
              6.20%, 3/1/05, Callable 3/1/02 @
              101, FSA ..........................     1,014
    500     Kenton County, Airport Revenue,
              International, Series B, AMT,
              5.75%, 3/1/07, Callable 3/1/03 @
              102, FSA ..........................       517
    500     Kenton County, Airport Revenue,
              International, Series B, AMT,
              5.75%, 3/1/08, Callable 3/1/03 @
              102, FSA ..........................       516
  1,015     Kenton County, Water District,
              Waterworks Revenue, District #001,
              6.38%, 2/1/04, Callable 2/1/02 @
              103, FGIC .........................     1,048
    100     Lexington-Fayette, Urban County
              Government, EDR, 7.54%, 12/1/03 ...       103
    335     Lexington-Fayette, Urban County
              Government, Public Facilities
              Corp., Mortgage Revenue, Capital
              Projects, 6.20%, 4/1/05,
              Prerefunded 4/1/02 @ 102 ..........       346
    380     Lexington-Fayette, Urban County
              Government, Public Facilities
              Corp., Mortgage Revenue, Capital
              Projects, 6.40%, 4/1/07,
              Prerefunded 4/1/02 @ 102 ..........       392
    405     Lexington-Fayette, Urban County
              Government, Public Facilities
              Corp., Mortgage Revenue, Capital
              Projects, 6.40%, 4/1/08,
              Prerefunded 4/1/02 @ 102 ..........       418

                                       57
Continued

One Group Mutual Funds
Kentucky Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $  425     Lexington-Fayette, Urban County
              Government, Public Facilities
              Corp., Mortgage Revenue, Capital
              Projects, 6.40%, 4/1/09,
              Prerefunded 4/1/02 @ 102 ..........  $    439
    500     Lexington-Fayette, Urban County
              Government, Public Facilities
              Corp., Sewer System Revenue, 6.35%,
              7/1/07, Callable 7/1/02 @ 102,
              MBIA ..............................       522
    935     Lexington-Fayette, Urban County
              Government, Revenue, University of
              Kentucky Alumni Association, Inc.,
              6.50%, 11/1/07, Prerefunded 11/1/04
              @ 102, MBIA .......................     1,044
  1,930     Lexington-Fayette, Urban County
              Government, Sewer System Revenue,
              6.35%, 7/1/09, Callable 7/1/02 @
              102, MBIA .........................     2,014
  1,000     Lexington-Fayette, Urban County
              Government, Sewer System Revenue,
              Series A, 5.00%, 7/1/17, Callable
              7/1/11 @ 101 ......................       995
  1,420     Louisville & Jefferson Counties,
              Airport Authority Revenue, AMT,
              6.00%, 7/1/10, Callable 7/1/07 @
              102, MBIA .........................     1,518
  1,500     Louisville & Jefferson Counties,
              Metropolitan Sewer District, Sewer
              Revenue, Series A, 5.50%, 5/15/15,
              Callable 11/15/09 @ 101, FGIC .....     1,570
  1,000     Louisville & Jefferson Counties,
              Regional Airport Authority, Airport
              System Revenue, Series A, 5.75%,
              7/1/15, Callable 7/1/11@101,
              FSA ...............................     1,037
    825     Louisville & Jefferson Counties,
              Sewer & Drain System Revenue,
              6.40%, 5/15/08, Prerefunded
              11/15/04 @ 102, AMBAC .............       920
    300     Louisville, Public Properties Corp.,
              First Mortgage Revenue, 6.00%,
              4/1/05, Callable 4/1/02 @ 101 .....       306
    295     Louisville, Public Properties Corp.,
              First Mortgage Revenue, 6.15%,
              12/1/05, Prerefunded 12/1/02 @
              102 ...............................       312
    200     Louisville, Public Properties Corp.,
              First Mortgage Revenue, 6.40%,
              12/1/07, Prerefunded 12/1/02 @
              102 ...............................       212

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $1,000     Louisville, Waterworks Board, Water
              System Revenue, 5.13%, 11/15/15,
              Callable 11/15/10 @ 100, FSA ......  $  1,013
  1,000     McCracken County, Hospital Revenue,
              Mercy Health System, Series A,
              6.20%, 11/1/05, Callable 11/1/04 @
              102, MBIA .........................     1,093
  2,090     McCracken County, Hospital Revenue,
              Mercy Health System, Series A,
              6.40%, 11/1/07, Callable 11/1/04 @
              102, MBIA .........................     2,252
    300     Morehead State University, Housing &
              Dining System Revenue, Series I,
              6.10%, 11/1/05, Callable 5/1/02 @
              102, AMBAC ........................       310
    200     Morehead State University, Housing &
              Dining System Revenue, Series M,
              6.30%, 11/1/08, Callable 5/1/02 @
              102, AMBAC ........................       207
    215     Muhlenberg County, School District
              Finance Corp., School Building
              Revenue, 5.85%, 8/1/09, Callable
              8/1/02 @ 102 ......................       224
    240     Murray State University, Revenue,
              Series G, Second Series, 5.60%,
              5/1/06, Callable 5/1/03 @ 102 .....       250
    460     Murray State University, Revenue,
              Series G, Second Series, 5.60%,
              5/1/07, Callable 5/1/03 @ 102 .....       477
    530     Northern Kentucky University,
              Educational Buildings Revenue,
              6.10%, 5/1/06, Callable 5/1/02 @
              102, AMBAC ........................       549
    135     Owensboro, Electric Light & Power
              Revenue, 6.75%, 1/1/03, ETM .......       138
  1,085     Perry County, School District Finance
              Corp., School Building Revenue,
              6.25%, 7/1/09, Callable 7/1/02 @
              100 ...............................     1,132
    100     Richmond, Water, Gas & Sewer Revenue,
              Series A, 5.00%, 7/1/14, Callable
              7/1/08 @ 102, MBIA ................       101
    255     Richmond, Water, Gas & Sewer Revenue,
              Series B, 5.00%, 7/1/14, Callable
              7/1/08 @ 102, MBIA ................       258
  1,000     Shelby County, School District
              Finance Corp., School Building
              Revenue, 5.00%, 5/1/16, Callable
              5/1/09 @ 101 ......................     1,000

                                       58
Continued

One Group Mutual Funds
Kentucky Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $1,245     State Economic Development Finance
              Authority, Hospital Revenue,
              Southern Central Nursing Homes,
              6.00%, 7/1/27, Callable 1/1/08 @
              105, FHA, MBIA ....................  $  1,282
  1,500     State Property & Buildings,
              Commission Revenues, Project #67,
              5.13%, 9/1/16, Callable 9/1/10 @
              100 ...............................     1,510
  1,000     State Property & Buildings,
              Commission Revenues, Project #71,
              4.00%, 8/1/05 .....................     1,022
  1,335     State Property & Buildings,
              Commission Revenues, Project# 73,
              5.25%, 11/1/12, Callable 11/1/11 @
              100 ...............................     1,399
  1,000     State Property & Buildings,
              Commission Revenues, Project #73,
              5.50%, 11/1/14, Callable 11/1/11 @
              100 ...............................     1,056
  1,000     State Property & Buildings,
              Commission Revenues, Project #71,
              5.50%, 8/1/15 .....................     1,069
  1,000     State Property & Buildings,
              Commission Revenues, Project #54,
              5.90%, 9/1/07, Callable 9/1/02 @
              102 ...............................     1,045
  1,000     State Property & Buildings,
              Commission Revenues, Project #56,
              5.70%, 9/1/06, Callable 9/1/04 @
              102 ...............................     1,069
  1,000     State Property & Buildings,
              Commission Revenues, Project #56,
              5.80%, 9/1/07, Callable 9/1/04 @
              102 ...............................     1,093
  1,000     State Property & Buildings,
              Commission Revenues, Project #59,
              5.30%, 5/1/07, Callable 11/1/05 @
              102 ...............................     1,064
  1,000     State Property & Buildings,
              Commission Revenues, Project #59,
              5.38%, 11/1/09, Callable 11/1/05 @
              102 ...............................     1,093
  1,000     State Property & Buildings,
              Commission Revenues, Project #63,
              5.10%, 11/1/18, Callable 11/1/09 @
              100 ...............................       998
  2,000     State Property & Buildings,
              Commission Revenues, Project #64,
              5.75%, 5/1/14, Callable 11/1/09
              @100 ..............................     2,202
  1,500     State Property & Buildings,
              Commission Revenues, Project #65,
              6.00%, 2/1/11, Callable 2/1/10 @
              100, FSA ..........................     1,651
    715     State Property & Buildings,
              Commission Revenues, Project #65,
              6.00%, 2/1/18, Prerefunded 2/1/10 @
              100 ...............................       797
  1,500     State Property & Buildings,
              Commission Revenues, Project #66,
              Series A, 5.60%, 5/1/16, Callable
              5/1/10 @ 100, MBIA ................     1,567

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $1,000     State Property & Buildings,
              Commission Revenues, Project #68,
              5.75%, 10/1/15, Callable 10/1/10 @
              100 ...............................  $  1,062
  1,500     State Property & Buildings,
              Commission Revenues, Project #68,
              2nd Series, 5.25%, 10/1/18,
              Callable 4/1/11 @ 100 .............     1,516
  1,500     State Property & Buildings,
              Commission Revenues, Project #69,
              Series A, 5.00%, 8/1/18, Callable
              8/1/11 @ 100, FSA .................     1,486
    155     State Turnpike Authority, Economic
              Development, Recovery Road Revenue,
              6.13%, 7/1/07, ETM ................       166
    750     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.70%,
              1/1/03 ............................       779
  1,000     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.20%,
              7/1/03, AMBAC .....................     1,040
  1,000     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.40%,
              7/1/05, AMBAC .....................     1,067
  3,000     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.50%,
              7/1/08, AMBAC .....................     3,230
  1,000     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 6.50%,
              7/1/08, AMBAC .....................     1,131
  1,000     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.50%,
              7/1/09, AMBAC .....................     1,076
  1,000     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 0.00%,
              1/1/10, FGIC ......................       686
    375     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.75%,
              7/1/11, Prerefunded 7/1/05 @ 102,
              AMBAC .............................       413

                                       59
Continued

One Group Mutual Funds
Kentucky Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Kentucky, continued:
 $  125     State Turnpike Authority, Economic
              Development, Road Revenue,
              Revitalization Project, 5.75%,
              7/1/11, Callable 7/1/05 @ 102,
              AMBAC .............................  $    132
    385     State Turnpike Authority, Resource
              Recovery Revenue, 6.63%, 7/1/08,
              ETM ...............................       422
    155     State Turnpike Authority, Toll Road
              Revenue, Refunding, 6.13%, 7/1/08,
              ETM ...............................       168
    665     State Turnpike Authority,Economic
              Development, Road Revenue,
              Revitalization Project, 5.63%,
              7/1/10, Callable 7/1/05 @ 102,
              AMBAC .............................       701
  1,935     State Turnpike Authority,Economic
              Development, Road Revenue,
              Revitalization Project, 5.63%,
              7/1/10, Prerefunded 7/1/05 @ 102,
              AMBAC .............................     2,121
    535     University of Kentucky, Community
              Colleges, Educational Buildings
              Revenue, 6.30%, 5/1/02 ............       543
    475     University of Kentucky, Community
              Colleges, Educational Buildings
              Revenue, Southeast, 6.30%, 5/1/05,
              Callable 5/1/02 @ 102 .............       491
  1,000     University of Louisville Revenues,
              Construction of Educational
              Buildings, Series I, 5.38%, 5/1/06,
              Callable 5/1/03 @ 102 .............     1,041
    500     University of Louisville Revenues,
              Construction of Educational
              Buildings, Series I, 5.40%, 5/1/08,
              Callable 5/1/03 @ 102 .............       517
    500     University of Louisville Revenues,
              Construction of Educational
              Buildings, Series I, 5.40%, 5/1/09,
              Callable 5/1/03 @ 102 .............       516
    950     Winchester, Utilities Revenue, 5.30%,
              7/1/09, Callable 7/1/03 @ 102 .....       980
                                                   --------
                                                    133,367
                                                   --------
Louisiana (2.4%):
  1,000     Housing Finance Agency, Single Family
              Mortgage Revenue, Series A-1,
              6.65%, 6/1/15, Callable 12/1/07 @
              104, GNMA/FNMA ....................     1,099

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $4,300     New Orleans, Home Mortgage Authority,
              Single Family Mortgage Revenue,
              Series A, 0.00%, 10/1/15, MBIA,
              ETM ...............................  $  2,114
  1,000     Public Facilities Authority,
              Multi-Family Revenue, Series B,
              0.00%, 12/1/19, ETM ...............       380
                                                   --------
                                                      3,593
                                                   --------
Mississippi (0.6%):
  2,500     Home Corp., Single Family Mortgage
              Revenue, 0.00%, 9/15/16, Callable
              3/15/04 @ 41.70, ETM ..............       962
                                                   --------
Puerto Rico (1.1%):
  2,000     Commonwealth Highway & Transportation
              Authority, Transportation Revenue,
              Series A, 0.00%, 7/1/17, AMBAC ....       913
  1,480     GO, Unlimited, 0.00%, 7/1/17,
              MBIA ..............................       673
                                                   --------
                                                      1,586
                                                   --------
Texas (0.9%):
  1,000     Central Housing Finance Corp., Single
              Family Mortgage Revenue, Series A,
              0.00%, 9/1/16, ETM ................       464
  1,850     Port Arthur, Housing Finance Corp.,
              Single Family Mortgage Revenue,
              0.00%, 3/1/15 .....................       937
                                                   --------
                                                      1,401
                                                   --------
  Total Municipal Bonds                             146,928
                                                   --------
INVESTMENT COMPANIES (0.0%):
      0     Blackrock Provident Institutional
              Funds, Tax-Free Money Market ......         0
      2     One Group Municipal Money Market
              Fund, Class I .....................         2
                                                   --------
  Total Investment Companies                              2
                                                   --------
Total (Cost $141,502)(a)                           $146,930
                                                   ========

                                       60
Continued

One Group Mutual Funds
Kentucky Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

------------
Percentages indicated are based on net assets of $148,606.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $5,710
                   Unrealized depreciation......................    (282)
                                                                  ------
                   Net unrealized appreciation (depreciation)...  $5,428
                                                                  ======

   Aggregate cost for federal income tax purposes is substantially the same.

   Amount shown as 0 rounded to less than 1,000.

See notes to financial statements.

One Group Mutual Funds
Louisiana Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
 MUNICIPAL BONDS (96.9%):
Louisiana (96.9%):
 $1,230     Ascension Parish, Gravity Drain,
              Sales & Use Tax Revenue, 5.50%,
              12/1/08, Callable 12/1/06 @ 100,
              FGIC ..............................  $  1,303
    995     Ascension Parish, Sales & Use Tax
              Revenue, Sales Tax District #2,
              Series ST, 4.00%, 11/1/08, FSA ....       988
  1,000     Bastrop, Industrial Development
              Board, PCR, International Paper
              Co., Project, 6.90%, 3/1/07,
              Callable 3/1/02 @ 102 .............     1,028
    805     Bossier City, Public Improvements,
              Sales & Use Tax Revenue, Series ST,
              6.20%, 11/1/07, Callable 11/1/03 @
              100, AMBAC ........................       821
  1,000     Calcasieu Parish, Public
              Transportation Authority, Student
              Lease, Revenue, McNeese Student
              Housing Project, 5.38%, 5/1/16,
              Callable 5/1/11 @ 101, MBIA .......     1,031
  2,500     East Baton Rouge Parish, Sales & Use
              Tax Revenue, Series ST, 5.00%,
              2/1/19, Callable 2/1/11 @ 101,
              FGIC ..............................     2,462
     40     East Baton Rouge, Mortgage Finance
              Authority, Revenue, Series B,
              5.30%, 10/1/14, GNMA ..............        40
    500     East Baton Rouge Parish, Sales & Use
              Tax Revenue, 5.90%, 2/1/16,
              FGIC ..............................       533
  1,000     East Baton Rouge Parish, Public
              Improvements, Sales & Use Tax
              Revenue, Series A, 5.50%, 2/1/11,
              Callable 2/1/09 @ 101, FGIC .......     1,071
  1,595     East Baton Rouge Parish, Public
              Improvements, Sales & Use Tax
              Revenue, Series A, 5.50%, 2/1/14,
              Callable 2/1/09 @ 101, FGIC .......     1,677
  2,280     East Baton Rouge Parish, Revenue,
              Series ST-A, 8.00%, 2/1/02,
              FGIC ..............................     2,292
  1,310     East Baton Rouge Parish, Sales & Use
              Tax Revenue, 5.50%, 2/1/15,
              Callable 2/1/09 @ 101, FGIC .......     1,369
    500     East Baton Rouge Parish, Sales & Use
              Tax Revenue, Series ST, 5.80%,
              2/1/07, Callable 2/1/05 @ 101.50,
              FGIC ..............................       535
    845     East Baton Rouge Parish, Sales & Use
              Tax Revenue, Series ST, 5.80%,
              2/1/08, Callable 2/1/05 @ 101.50,
              FGIC ..............................       910
    910     East Baton Rouge Parish, Sales & Use
              Tax Revenue, Series ST, 5.80%,
              2/1/09, Callable 2/1/05 @ 101.50,
              FGIC ..............................       980

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $3,000     Government Facilities Revenue, 5.25%,
              12/1/18, AMBAC ....................  $  3,062
  1,560     Houma, Utilities Revenue, 6.13%,
              1/1/07, Callable 1/1/02 @ 102,
              FGIC ..............................     1,598
    165     Housing Finance Agency, Single Family
              Mortgage Revenue, Series A-1,
              5.70%, 6/1/15, Callable 6/1/05 @
              102, GNMA/FNMA/FHLMC ..............       167
    640     Housing Finance Agency, Single Family
              Mortgage Revenue, Series B, 6.00%,
              6/1/15, GNMA/FNMA .................       665
    445     Housing Finance Agency, Single Family
              Mortgage Revenue, Series D-2, AMT,
              6.10%, 12/1/11, Callable 12/1/06 @
              102, GNMA/FNMA ....................       464
    470     Iberia Home Mortgage Authority,
              Single Family Mortgage Revenue,
              Refunding, 7.38%, 1/1/11, Callable
              7/1/03 @ 103 ......................       491
    250     Iberville, School District #5, GO,
              5.75%, 10/1/03, FSA ...............       261
    300     Jefferson Parish, Hospital Services
              Revenue, District #1, 5.10%,
              1/1/05, Callable 1/1/04 @ 102,
              FGIC ..............................       315
    500     Jefferson Parish, School Board Sales
              & Use Tax Revenue, 6.05%, 2/1/02,
              MBIA ..............................       502
  1,100     Jefferson Parish, School Board Sales
              & Use Tax Revenue, 6.15%, 2/1/03,
              Callable 2/1/02 @ 102, MBIA .......     1,126
  2,000     Jefferson Parish, School Board Sales
              & Use Tax Revenue, 5.00%, 2/1/08,
              MBIA ..............................     2,096
  2,060     Jefferson Parish, School Board Sales
              & Use Tax Revenue, 6.25%, 2/1/08,
              Callable 2/1/02 @ 102, MBIA .......     2,109
  2,070     Jefferson Parish, School Board Sales
              & Use Tax Revenue, 0.00%, 9/1/09,
              FSA ...............................     1,451
  2,770     Jefferson, Sales Tax District,
              Special Sales Tax Revenue, Series
              A, 6.75%, 12/1/06, Callable 12/1/02
              @ 100, FGIC .......................     2,885
  1,000     Jefferson, Sales Tax District,
              Special Tax Revenue, 0.00%,
              12/1/13, FSA ......................       547

                                       62
Continued

One Group Mutual Funds
Louisiana Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $  855     Kenner, Sales & Use Tax Revenue,
              5.75%, 6/1/06, Callable 6/1/02 @
              103, FGIC .........................  $    888
  1,000     Lafayette Parish, Public
              Improvements, Sales Tax Revenue,
              Series B, 5.35%, 3/1/13, Callable
              3/1/09 @ 101.50 ...................     1,048
  1,195     Lafayette Parish, Public
              Improvements, Sales Tax Revenue,
              Series B, 5.45%, 3/1/14, Callable
              3/1/09 @ 101.50, FGIC .............     1,255
  1,985     Lafayette Parish, Public
              Improvements, Sales Tax Revenue,
              Series B, 5.60%, 3/1/17, Callable
              3/1/09 @ 101.50, FGIC .............     2,076
    450     Lafourche Parish, Hospital Service
              District #3, Hospital Revenue,
              5.50%, 10/1/04, Callable 10/1/03 @
              102 ...............................       471
    150     Louisiana State University,
              Agricultural & Mechanical College,
              Revenue, 5.40%, 7/1/05, Callable
              7/1/04 @ 102, FGIC ................       160
    250     Louisiana State University,
              Agricultural & Mechanical College,
              Revenue, 5.50%, 7/1/06, Callable
              7/1/07 @ 102, FGIC ................       266
    500     Louisiana State University,
              Agricultural & Mechanical College,
              Revenue, 5.75%, 7/1/14, Callable
              7/1/04 @ 102, FGIC ................       524
  1,580     Louisiana State University,
              Agricultural & Mechanical College,
              University Revenue, 6.00%, 7/1/07,
              Callable 7/1/06 @ 102, MBIA .......     1,740
  1,120     Louisiana State University,
              Agricultural & Mechanical College,
              University Revenue, 5.50%, 7/1/13,
              Callable 7/1/06 @ 102, MBIA .......     1,169
  1,000     Louisiana State, GO, Series A, 5.50%,
              5/15/15, Callable 5/15/11 @ 100,
              FGIC ..............................     1,046
  1,390     Monroe Parish, Special School
              District, GO, 7.00%, 3/1/03,
              MBIA ..............................     1,466
    350     New Orleans, GO, 5.85%, 11/1/09,
              Prerefunded 11/1/05 @ 100, FGIC ...       382
  2,470     New Orleans, GO, 0.00%, 9/1/16,
              AMBAC .............................     1,127
  4,935     New Orleans, GO, 0.00%, 9/1/17,
              AMBAC .............................     2,112
    500     New Orleans, Home Mortgage, SO,
              6.25%, 1/15/11, ETM ...............       564

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $1,370     New Orleans, Sewer Service Revenue,
              4.50%, 6/1/09, FGIC ...............  $  1,386
  1,000     New Orleans, Sewer Service Revenue,
              5.38%, 6/1/14, Callable 6/1/10 @
              101, FGIC .........................     1,046
  1,000     New Orleans, Sewer Service Revenue,
              5.00%, 6/1/18, Callable 6/1/08 @
              101, MBIA .........................       989
  1,220     Office Facilities Corp., Revenue,
              5.50%, 3/1/11, Callable 3/1/09 @
              101, MBIA .........................     1,296
    555     Orleans Parish School Board, Revenue,
              Public School Capital Refinancing,
              6.00%, 6/1/09, MBIA ...............       614
    250     Orleans Parish School District, GO,
              5.30%, 9/1/10, Callable 9/1/05 @
              100, MBIA .........................       257
  1,000     Orleans Parish School District, GO,
              Series A, 5.13%, 9/1/15, Callable
              3/1/08 @ 100, FGIC ................     1,009
  1,000     Ouachita Parish, Hospital Service
              District #1, Health Care Revenue,
              Glenwood Regional Medical Center,
              5.70%, 5/15/16, Callable 5/15/10 @
              100, FSA ..........................     1,041
    605     Plaquemines Parish School Board,
              Sales & Use Tax Revenue, 6.65%,
              3/1/05, Prerefunded 3/1/02 @
              102 ...............................       622
  1,675     Port New Orleans Board of Commercial
              Facilities, Revenue, 5.63%, 4/1/14,
              Callable 4/1/11 @ 101 .............     1,734
  8,000     Public Facilities Authority,
              Multi-Family Revenue, Series A,
              0.00%, 2/1/20, ETM ................     2,962
  7,500     Public Facilities Authority,
              Multi-Family Revenue, Series B,
              0.00%, 12/1/19, ETM ...............     2,852
  2,180     Public Facilities Authority, Revenue,
              Alton Ochsner Medical Foundation,
              Series A, 6.30%, 5/15/04, Callable
              5/15/02 @ 102, MBIA ...............     2,248
  1,000     Public Facilities Authority, Revenue,
              Alton Ochsner Medical Foundation,
              5.75%, 5/15/11, Callable 5/15/02 @
              100, MBIA .........................     1,013

                                       63
Continued

One Group Mutual Funds
Louisiana Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $  100     Public Facilities Authority, Revenue,
              Alton Ochsner Medical Foundation,
              6.00%, 5/15/17, Callable 5/15/02 @
              100, MBIA .........................  $    101
  1,170     Public Facilities Authority, Revenue,
              Department of Public Safety, 3.50%,
              8/1/05, FSA .......................     1,175
  2,495     Public Facilities Authority, Revenue,
              Department of Public Safety, 5.50%,
              8/1/18, Callable 8/1/11@ 100,
              FSA ...............................     2,565
  1,000     Public Facilities Authority, Revenue,
              Dillard University, 5.00%, 2/1/18,
              Callable 2/10/08 @ 102, AMBAC .....       990
  1,000     Public Facilities Authority, Revenue,
              Indexed Caps, 5.88%, 2/15/11,
              Callable 2/15/03 @ 102, FGIC ......     1,058
    500     Public Facilities Authority, Revenue,
              Lafayette General Medical Center
              Project, 6.05%, 10/1/04, Callable
              10/1/02 @ 102, FSA ................       526
  1,960     Public Facilities Authority, Revenue,
              Loyola University, 6.60%, 4/1/05,
              Callable 4/1/02 @ 102 .............     2,021
  2,025     Public Facilities Authority, Revenue,
              Loyola University, 5.63%, 10/1/10,
              Callable 10/1/07 @ 102, MBIA ......     2,179
    660     Public Facilities Authority, Revenue,
              Mary Bird Perkins Cancer Center,
              5.50%, 1/1/04, FSA ................       692
    895     Public Facilities Authority, Revenue,
              Pendelton Memorial Methodist
              Hospital, 5.00%, 6/1/08 ...........       823
    225     Public Facilities Authority, Revenue,
              Tulane University, Series A-1,
              5.80%, 2/15/04, Callable 2/15/03 @
              102, FGIC .........................       237
  2,145     Public Facilities Authority, Revenue,
              Tulane University, 6.25%, 7/15/06,
              Callable 7/15/02 @ 101 ............     2,197
    735     Public Facilities Authority, Revenue,
              Tulane University, 5.55%, 10/1/07,
              Callable 10/1/06 @ 102, AMBAC .....       795
  1,605     Public Facilities Authority, Revenue,
              Tulane University, 5.75%, 10/1/09,
              Callable 10/1/06 @ 102, AMBAC .....     1,729

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $  730     Public Facilities Authority, Revenue,
              Women's Hospital Foundation, 5.40%,
              10/1/05, Callable 10/1/04 @ 102,
              FGIC ..............................  $    778
  1,235     Public Facilities Authority, Revenue,
              Women's Hospital Foundation, 6.85%,
              10/1/05, Prerefunded 10/1/02 @
              102 ...............................     1,305
  1,715     Public Facilities Authority, Revenue,
              Women's Hospital Foundation, 5.50%,
              10/1/06, Callable 10/1/04 @ 102,
              FGIC ..............................     1,820
    500     Public Facilities Authority, Revenue,
              Women's Hospital Foundation, 6.00%,
              10/1/10, FSA ......................       551
  2,000     Public Facilities Authority, Revenue,
              Xavier University of Louisiana,
              5.13%, 9/1/12, Callable 9/1/07 @
              102, MBIA .........................     2,061
  1,000     Shreveport, Certificates of
              Indebtedness, Revenue, Series A,
              5.50%, 10/1/12, Callable 10/1/09 @
              102, AMBAC ........................     1,063
  1,000     Shreveport, Certificates of
              Indebtedness, Revenue, Series A,
              5.00%, 10/1/16, Callable 10/1/09 @
              102, AMBAC ........................       993
    480     Shreveport, GO, 5.90%, 2/1/07,
              Prerefunded 2/1/03 @ 100 ..........       500
  1,350     Shreveport, GO, Series A, 4.00%,
              11/1/08, FGIC .....................     1,340
    500     Shreveport, Water & Sewer Revenue,
              Series A, 6.25%, 12/1/03, FGIC ....       536
  1,000     South Port Community, Port Revenue,
              Cargill, Inc., Project, 5.85%,
              4/1/17, Callable 4/1/07 @ 102 .....     1,033
    750     St. Charles Parish, Public
              Improvements, Sales Tax Revenue,
              6.60%, 11/1/07, Callable 11/1/02 @
              101.50 ............................       765
  2,350     St. Charles Parish, School District
              #1, GO, 6.45%, 3/1/06, Prerefunded
              3/1/02 @ 100, AMBAC ...............     2,369
    870     St. John Baptist Parish, School
              District #1, GO, 6.25%, 3/1/05,
              Prerefunded 3/1/02 @ 100 ..........       877
    250     St. Tammany Parish, Sales & Use Tax
              Revenue, 5.75%, 4/1/06, Callable
              4/1/02 @ 102, FGIC ................       256

                                       64
Continued

One Group Mutual Funds
Louisiana Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $1,815     St. Tammany Parish, Hospital Service
              District #1, Hospital Revenue,
              6.30%, 7/1/07, Callable 7/1/02 @
              102 ...............................  $  1,892
  1,225     St. Tammany Parish, Public Finance
              Authority, Revenue, Christwood
              Project, 5.25%, 11/15/08 ..........     1,181
  4,000     St. Tammany Parish, Public Finance
              Authority, Revenue, 0.00%, 7/20/14,
              FNMA ..............................     2,069
  1,000     Stadium & Exposition District,
              Revenue, 5.25%, 7/1/16, Callable
              7/1/09 @ 102, FGIC ................     1,019
  1,665     Stadium & Exposition District, Hotel
              Occupancy Tax & Stadium Revenue,
              Series A, 5.65%, 7/1/07, Callable
              7/1/04 @ 102, FGIC ................     1,808
  1,500     State Energy & Power Authority, Power
              Project Revenue, 5.75%, 1/1/13,
              FSA ...............................     1,633
  1,000     State, GO, 6.00%, 8/1/04, FGIC ......     1,075
    400     State, GO, 5.38%, 8/1/05, MBIA ......       427
  2,000     State, GO, Series A, 6.50%, 4/15/06,
              FGIC ..............................     2,224
    750     State, GO, Series A, 5.60%, 5/15/07,
              Callable 5/15/05 @ 102, MBIA ......       803
    250     State, GO, Series A, 5.70%, 5/15/08,
              Callable 5/15/05 @ 100, MBIA ......       274
    250     State, GO, 5.60%, 8/1/08, MBIA ......       271
  3,500     State, GO, Series B, 5.63%, 8/1/13,
              MBIA ..............................     3,781
  2,875     State, GO, Series A, 5.80%, 8/1/10,
              MBIA ..............................     3,157
    500     State, GO, Series A, 6.10%, 5/1/11,
              Prerefunded 5/1/04 @ 102, AMBAC ...       546
  1,500     State, GO, Series A, 5.25%, 11/15/17,
              Callable 11/15/10 @ 100 ...........     1,521
    500     State, Miscellaneous Taxes, GO,
              Refunding, Series A, 5.70%, 8/1/08,
              MBIA ..............................       545
  2,000     State Office Facilities, Corporate
              Lease Revenue, Capitol Complex
              Program, 5.38%, 5/1/19, Callable
              5/1/11 @ 101, AMBAC ...............     2,038
  2,000     State Office Facilities, Corporate
              Lease Revenue, Capitol Complex
              Project, Series A, 5.50%, 3/1/13,
              Callable 3/1/09 @ 101, MBIA .......     2,097

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Louisiana, continued:
 $2,055     State Office Facilities, Corporate
              Lease Revenue, Capitol Complex
              Project, 5.50%, 5/1/15, Callable
              5/1/11 @ 101, AMBAC ...............  $  2,156
  1,650     State Office Facilities, Corporate
              Lease Revenue, Capitol Complex
              Project, Series A, 5.13%, 3/1/16,
              Callable 3/1/09 @ 101, MBIA .......     1,655
  1,000     State Office Facilities, Corporate
              Lease Revenue, Capitol Complex
              Project, Series A, 5.38%, 6/1/19,
              Callable 3/1/09 @ 101, MBIA .......     1,011
    500     State Offshore Terminal Authority,
              Deepwater Port Revenue, 1st Stage,
              Series B, 6.10%, 9/1/02 ...........       514
  1,325     State Offshore Terminal Authority,
              Deepwater Port Revenue, 1st Stage,
              Series B, 6.25%, 9/1/04 ...........     1,424
  1,435     Tangipahoa Parish, Consolidated
              School District #1, GO, 6.15%,
              12/1/07, Callable 12/1/02 @ 100 ...     1,485
  1,250     Tangipahoa Parish, Hospital Service
              District #1, Hospital Revenue,
              6.13%, 2/1/14, Callable 2/1/04 @
              102, AMBAC ........................     1,336
  1,085     Tangipahoa Parish, School Board
              Revenue, 5.50%, 3/1/13, Callable
              3/1/11 @ 100, AMBAC ...............     1,149
    690     Terrebonne Parish, Waterworks
              District #1, Water Revenue, 5.70%,
              11/1/06, Callable 11/1/03 @ 102,
              FGIC ..............................       739
  1,000     Tobacco Settlement Financing Corp.,
              Revenue, Series 01-B, 5.50%,
              5/15/30, Callable 5/15/11 @ 101 ...       955
                                                   --------
                                                    144,262
                                                   --------
  Total Municipal Bonds                             144,262
                                                   --------
MONTHLY DEMAND NOTES (0.3%):
Texas (0.3%):
    489     Grand Prairie, Housing Finance Corp.,
              Revenue, AMT, 1.83%, 7/25/05* .....       489
                                                   --------
  Total Monthly Demand Notes                            489
                                                   --------

                                       65
Continued

One Group Mutual Funds
Louisiana Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
INVESTMENT
  COMPANIES
  (1.7%):
  2,078     Blackrock Provident Institutional
              Funds, Tax-Free Money Market ......  $  2,078
    442     One Group Municipal Money Market
              Fund, Class I .....................       442
                                                   --------
  Total Investment Companies                          2,520
                                                   --------
Total (Cost $142,361)(a)                           $147,271
                                                   ========

------------
Percentages indicated are based on net assets of $148,916.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $5,326
                   Unrealized depreciation......................    (416)
                                                                  ------
                   Net unrealized appreciation (depreciation)...  $4,910
                                                                  ======

   Aggregate cost for federal income tax purposes is substantially the same.

 * The interest rate for this variable rate note, which will change periodically, is based upon prime rates or an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2001.

See notes to financial statements.

One Group Mutual Funds
Michigan Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
 MUNICIPAL BONDS (97.2%):
Colorado (0.4%):
 $3,000     E-470 Public Highway Authority,
              Revenue, 0.00%, 9/1/19, MBIA ......  $  1,135
                                                   --------
Michigan (95.7%):
  1,020     Anchor Bay School District, GO,
              5.25%, 5/1/14 .....................     1,067
  2,500     Battle Creek, Tax Increment, 5.00%,
              5/1/16, Callable 5/1/08 @ 100,
              MBIA ..............................     2,496
  7,340     Brighton Area School District, GO,
              0.00%, 5/1/17 .....................     3,233
  1,625     Brighton Township, Sanitation &
              Sewage Drainage District, GO,
              5.25%, 10/1/16, Callable 4/1/09 @
              100, FSA ..........................     1,648
  1,475     Caledonia Community Schools, GO,
              5.75%, 5/1/13 .....................     1,585
  4,500     Caledonia Community Schools, GO,
              5.85%, 5/1/22, Prerefunded 5/1/07 @
              100, MBIA .........................     4,917
  1,250     Central Montcalm Public Schools, GO,
              5.90%, 5/1/19, Callable 5/1/09 @
              100, MBIA .........................     1,317
  1,775     Charles Stewart Mott Community
              College, GO, Building and
              Improvement, 5.50%, 5/1/16,
              Callable 5/1/10 @ 100, FGIC .......     1,838
  1,380     Charles Stewart Mott Community
              College, GO, Building and
              Improvements, 5.40%, 5/1/14,
              Callable 5/1/10 @ 100, FGIC .......     1,439
  1,235     Charlevoix Public School District,
              GO, 5.75%, 5/1/20, Callable 5/1/09
              @ 100, FSA ........................     1,353
  1,150     Charlotte Public School District, GO,
              5.25%, 5/1/16, Callable 5/1/09 @
              100 ...............................     1,173
  1,075     Chelsea Economic Development Corp.,
              Revenue, 5.40%, 11/15/18, Callable
              11/15/08 @ 101 ....................       920
  2,000     Chelsea Economic Development Corp.,
              Revenue, 5.40%, 11/15/27, Callable
              11/15/08 @ 101 ....................     1,634
  1,730     Chippewa County Hospital Finance,
              5.63%, 11/1/14, Callable 11/1/07 @
              102 ...............................     1,632
  2,500     Chippewa Hills School District, GO,
              5.30%, 5/1/19, Callable 5/1/09 @
              100, FGIC .........................     2,521

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $5,000     Clarkston Community Schools, GO,
              5.75%, 5/1/16, Prerefunded 5/1/05 @
              101, FGIC .........................  $  5,437
  4,090     Clarkston Community Schools, GO,
              5.00%, 5/1/15, Callable 5/1/08 @
              100, AMBAC ........................     4,097
  2,580     Clarkston Community Schools, GO,
              5.05%, 5/1/16, Callable 5/1/08 @
              100, AMBAC ........................     2,584
    430     Dearborn, Economic Development Corp.,
              Hospital Revenue, Oakwood
              Obligation Group, Series A, 5.25%,
              11/15/05, FGIC ....................       457
  1,690     Dearborn, Economic Development Corp.,
              Hospital Revenue, Oakwood
              Obligation Group, Series A, 5.60%,
              11/15/08, Callable 11/15/05 @ 102,
              FGIC ..............................     1,797
  1,560     Dearborn, Economic Development Corp.,
              Hospital Revenue, Oakwood
              Obligation Group, Series A, 5.60%,
              11/15/09, Callable 11/15/05 @ 102,
              FGIC ..............................     1,649
  1,830     Dearborn, Sewage Disposal System,
              Revenue, Series A, 5.13%, 4/1/14,
              Callable 4/1/04 @ 101, MBIA .......     1,848
  1,500     Detroit, Economic Development Corp.,
              Residential Recovery Revenue,
              Reference Series A, 4.45%, 5/1/09,
              AMBAC .............................     1,477
  3,850     Detroit, Local Development Finance
              Authority, Refunded Tax Increment
              Senior, Series A, 5.38%, 5/1/18,
              Callable 5/1/07 @ 101.50 ..........     3,784
  1,410     Detroit, Local Development Finance
              Authority, Refunded Tax Increment
              Senior, 5.38%, 5/1/21, Callable
              5/1/07 @ 101.50 ...................     1,383
  2,000     Detroit, Sewage Disposal System,
              Revenue, Refunding, Series B,
              6.00%, 7/1/10, MBIA ...............     2,222
  5,000     Detroit, Sewage Disposal System,
              Revenue, 0.00%, 7/1/13, FGIC ......     2,808
  1,500     Detroit, Sewage Disposal System,
              Revenue, Series A, 0.00%, 7/1/17,
              FGIC ..............................       652

                                       67
Continued

One Group Mutual Funds
Michigan Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $1,800     Detroit, Wayne County Stadium
              Authority, Revenue, Public
              Improvements, 5.50%, 2/1/17,
              Callable 2/1/07 @ 102, FGIC .......  $  1,848
  2,570     Detroit, Series A, GO, 5.25%, 4/1/13,
              Callable 4/1/09 @ 101, FSA ........     2,664
  1,500     Detroit, Series A-1, GO, 5.38%,
              4/1/16, Callable 10/1/11 @ 100,
              MBIA ..............................     1,539
  2,000     Dexter Community School District, GO,
              5.80%, 5/1/19, Callable 5/1/03 @
              102 ...............................     2,052
  2,580     East Lansing School District, GO,
              School Building and Site, 5.75%,
              5/1/15 ............................     2,740
  1,000     East Lansing School District, GO,
              School Building and Site, 5.40%,
              5/1/18 ............................     1,021
  1,645     Ecorse Public School District, GO,
              5.50%, 5/1/17, Callable 5/1/08 @
              101, FGIC .........................     1,693
  4,675     Farmington Public School District,
              GO, 5.10%, 5/1/16, Callable 5/1/07
              @ 100 .............................     4,694
  1,000     Ferndale School District, GO, 5.50%,
              5/1/11, Callable 5/1/05 @ 101,
              FGIC ..............................     1,080
  2,500     Ferris State University, Revenue,
              5.75%, 10/1/17, Prerefunded 4/1/07
              @ 101, AMBAC ......................     2,737
  5,000     Ferris State University, Revenue,
              5.85%, 10/1/22, Prerefunded 4/1/07
              @ 101, AMBAC ......................     5,498
  2,000     Forest Hills Public Schools, GO,
              5.25%, 5/1/19 .....................     2,018
  3,000     Grand Haven, Electric Revenue, 5.25%,
              7/1/08, MBIA ......................     3,188
  1,370     Grand Rapids, Building Authority, GO,
              5.75%, 8/1/13 .....................     1,470
  1,500     Grand Rapids, Water Supply Revenue,
              5.75%, 11/1/16, FGIC ..............     1,591
  2,000     Harper Creek County School District,
              GO, 5.50%, 5/1/15, Callable 5/1/11
              @ 100 .............................     2,088
  3,660     Hartland School District, GO, 5.38%,
              5/1/16 ............................     3,768
  1,000     Higher Education Student Loan
              Authority, Revenue, AMT, Student
              Loan XVII-A, 5.75%, 6/1/13,
              Callable 6/1/06 @ 102, AMBAC ......     1,033
  1,965     Huron Valley School District, GO,
              4.00%, 5/1/08 .....................     1,943

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $1,000     Huron Valley School District, GO,
              5.88%, 5/1/16, Prerefunded 5/1/07 @
              100, FGIC .........................  $  1,094
  1,620     Jackson Downtown Development, GO,
              0.00%, 6/1/16, FSA ................       753
  1,710     Jackson Downtown Development, GO,
              0.00%, 6/1/17, FSA ................       744
  2,060     Jackson Downtown Development, GO,
              0.00%, 6/1/18, FSA ................       840
  2,200     Jackson Downtown Development, GO,
              0.00%, 6/1/19, FSA ................       842
  1,130     Jackson Public Schools, GO, 5.60%,
              5/1/15, Callable 5/1/10 @ 100,
              FGIC ..............................     1,187
  1,405     Jackson Public Schools, GO, 5.65%,
              5/1/16, Callable 5/1/10 @ 100,
              FGIC ..............................     1,474
  1,000     Kalamazoo City School District,
              Building & Site, GO, 5.25%, 5/1/16,
              Callable 5/1/11 @ 100, FSA ........     1,019
  3,685     Lake Orion Community School District,
              GO, 6.00%, 5/1/10, Callable 5/1/05
              @ 101, AMBAC ......................     4,004
  1,790     Lake Orion Community School District,
              GO, 5.75%, 5/1/15, Callable 5/1/10
              @ 100, FSA ........................     1,901
  1,000     Lansing Building Authority, GO,
              6.00%, 6/1/05, Callable 6/1/02 @
              101, AMBAC ........................     1,030
  1,000     Lincoln Park School District, GO,
              5.00%, 5/1/20, Callable 5/1/07 @
              100, FGIC .........................       977
  1,330     Livingston County, Building
              Authority, GO, 5.80%, 7/1/08 ......     1,439
  2,100     Livonia Public School District, GO,
              Series I, 6.25%, 5/1/03, Callable
              5/1/02 @ 102 ......................     2,168
  1,000     Livonia Public School District, GO,
              5.50%, 5/1/14, Callable 5/1/03 @
              102, FGIC .........................     1,057
  5,000     Lowell Area School District, GO,
              Capital Appreciation, 0.00%,
              5/1/14, FGIC ......................     2,661
  1,425     Lowell Area School District, GO,
              0.00%, 5/1/16, FGIC ...............       666
  2,000     Lowell Area School District, GO,
              0.00%, 5/1/19, FGIC ...............       772

                                       68
Continued

One Group Mutual Funds
Michigan Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $1,670     Madison Public Schools, GO, 5.13%,
              5/1/18, Callable 5/1/09 @ 100,
              FGIC ..............................  $  1,670
  1,500     Marquette, Board Light & Power,
              Series A, 3.30%, 7/1/06, Callable
              7/1/05 @ 100, AMBAC ...............     1,470
  1,175     Mason Public School District, GO,
              5.40%, 5/1/09, Callable 5/1/05 @
              101.50, FGIC ......................     1,250
  2,000     Michigan State University, Revenue,
              General Series A, 6.25%, 8/15/15,
              Prerefunded 8/15/02 @ 101 .........     2,077
  1,090     Montague Public School District,
              Building & Site, GO, 5.50%, 5/1/19,
              Callable 10/1/11 @ 100 ............     1,109
  1,425     Mount Clemens Community School
              District, School Building & Site,
              GO, 4.00%, 5/1/08 .................     1,409
  2,750     Mount Pleasant School District, GO,
              5.30%, 5/1/17, Callable 5/1/08 @
              100, AMBAC ........................     2,784
  2,000     Municipal Bond Authority, Clean Water
              Revenue, 5.50%, 10/1/19 ...........     2,066
  1,350     Municipal Bond Authority, Revenue,
              5.25%, 12/1/13, Callable 12/1/08 @
              101 ...............................     1,398
  1,500     Municipal Bond Authority, Revenue,
              Local Government Loan Program,
              Series A, 6.00%, 12/1/13, Callable
              12/1/04 @ 102, FGIC ...............     1,620
  1,000     Municipal Bond Authority, Revenue,
              5.75%, 10/1/15, Callable 10/1/09 @
              101 ...............................     1,073
  1,245     Municipal Bond Authority, Revenue,
              Drinking Water Revolving Fund,
              5.25%, 10/1/16, Callable 10/1/11 @
              100 ...............................     1,269
  2,500     Municipal Bond Authority, Revenue,
              Drinking Water Revolving Fund,
              5.50%, 10/1/17, Callable 10/1/09 @
              101 ...............................     2,599
  1,250     Municipal Bond Authority, Revenue,
              Clean Water Revolving Fund, 5.50%,
              10/1/17, Callable 10/1/09 @ 101 ...     1,300
  1,980     Municipal Bond Authority, Revenue,
              Capital Appreciation, 0.00%,
              5/1/19, AMBAC .....................       764
  1,065     Northwestern Community College, GO,
              5.60%, 4/1/16, Callable 10/1/09 @
              100 ...............................     1,108

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $2,500     Oakland County, Economic Development
              Corp., Revenue, 5.00%, 11/1/17,
              Callable 11/1/08 @ 101 ............  $  2,474
  2,750     Oakland County, Economic Development
              Corp., Revenue, 5.63%, 6/1/19,
              Callable 6/1/07 @ 102, LOC: First
              of America Bank ...................     2,770
  3,000     Oakland County, Education Revenue,
              6.38%, 11/1/14, Prerefunded 11/1/04
              @ 100 .............................     3,283
  3,500     Okemos Public School District, GO,
              0.00%, 5/1/15, MBIA ...............     1,747
  4,075     Ottawa County, GO, 6.00%, 8/1/08,
              Callable 8/1/02 @ 101 .............     4,209
  1,200     Paw Paw Public School District, GO,
              6.50%, 5/1/09, FGIC ...............     1,347
  1,680     Pellston Public School District, GO,
              0.00%, 5/1/22, Prerefunded 5/1/07 @
              34.88, FSA ........................       470
  1,000     Port Huron, GO, Series A, 5.25%,
              10/1/19, Callable 10/1/08 @ 101,
              MBIA ..............................     1,006
  1,245     Public Power Agency, 5.25%, 1/1/14,
              AMBAC .............................     1,279
  7,315     Rochester Community School District,
              GO, 5.25%, 5/1/15, Callable 5/1/07
              @ 100, MBIA .......................     7,416
  7,015     Rochester Community School District,
              GO, 5.30%, 5/1/17, Callable 5/1/07
              @ 100, MBIA .......................     7,089
  5,000     Royal Oak, Hospital Finance
              Authority, Revenue, 5.60%,
              11/15/11, Callable 11/15/03 @
              102 ...............................     5,121
  2,000     Saginaw, Hospital Finance Authority,
              Revenue, St. Lukes Hospital, Series
              C, 6.75%, 7/1/06, Callable 2/21/02
              @ 102, MBIA .......................     2,065
  1,085     South Macomb Disposal Authority,
              Revenue, 5.38%, 9/1/13, Callable
              9/1/10 @ 100 ......................     1,133
  1,590     South Macomb Disposal Authority,
              Revenue, 5.38%, 9/1/15 ............     1,648
  1,175     Southfield Building Authority, GO,
              5.30%, 5/1/17, MBIA ...............     1,193
  2,085     Southgate, GO, 5.00%, 5/1/16,
              Callable 5/1/09 @ 100, FGIC .......     2,082

                                       69
Continued

One Group Mutual Funds
Michigan Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $1,765     St. John's Public Schools, GO, 5.00%,
              5/1/16, Callable 5/1/08 @ 100,
              FGIC ..............................  $  1,762
  2,185     State Building Authority Revenue,
              5.00%, 10/1/06 ....................     2,313
  2,000     State Building Authority Revenue,
              Series 1, 5.13%, 10/15/15, Callable
              10/15/09 @ 100 ....................     2,023
  2,000     State, Certificates of Participation,
              5.50%, 6/1/18, Callable 6/1/10 @
              100, AMBAC ........................     2,047
  1,155     State Higher Education, Revenue,
              Calvin College Project, 5.50%,
              12/1/12, Callable 12/1/10 @ 100 ...     1,172
  1,200     State Higher Education, Revenue,
              Student Loan Authority, AMT, 5.30%,
              9/1/10, AMBAC .....................     1,244
    980     State Hospital Finance Authority,
              Revenue, Henry Ford First Mortgage,
              Series B, 9.00%, 5/1/04, Callable
              5/1/02 @ 100 ......................     1,059
  1,000     State Hospital Finance Authority,
              Revenue, Sparrow Obligation Group,
              5.25%, 11/15/07 ...................     1,037
  3,000     State Hospital Finance Authority,
              Revenue, Henry Ford Health System,
              6.00%, 9/1/11, Callable 9/1/02 @
              102, AMBAC ........................     3,128
  2,590     State Hospital Finance Authority,
              Revenue, 5.38%, 7/1/12, Callable
              7/1/05 @ 102, FSA .................     2,660
  1,000     State Hospital Finance Authority,
              Revenue, Mercy Health Services,
              Series R, 5.38%, 8/15/16, Callable
              8/15/06 @ 101, AMBAC ..............     1,026
  3,795     State Hospital Finance Authority,
              Revenue, Mercy Health Services,
              Series U, 5.63%, 8/15/16, Callable
              8/15/07 @ 101 .....................     3,957
  6,875     State Hospital Finance Authority,
              Revenue, Mercy Health Services,
              Series W, 5.25%, 8/15/17, Callable
              8/15/07 @ 101, FSA ................     7,004
  2,000     State Hospital Finance Authority,
              Revenue, Crittenton Hospital,
              Series A, 5.25%, 3/1/14, Callable
              3/1/04 @ 102 ......................     2,004
  2,450     State Housing Development Authority,
              Revenue, Series C, 6.38%, 12/1/11,
              Callable 12/1/04 @ 102, FHA .......     2,540

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $4,750     State Housing Development Authority,
              Revenue, Series A, 6.00%, 12/1/15,
              Callable 6/1/06 @ 102, FHA ........  $  4,960
  2,000     State Housing Development Authority,
              Revenue, Series D, 5.95%, 12/1/16,
              Callable 12/1/06 @ 102 ............     2,092
  2,415     State Housing Development Authority,
              Revenue, Series A, 5.88%, 10/1/17,
              Callable 4/1/03 @ 102, AMBAC ......     2,449
  2,415     State Housing Development Authority,
              Revenue, Series A, 6.05%, 12/1/17,
              Callable 6/1/06 @ 102, FHA ........     2,512
    580     State Housing Development Authority,
              Revenue, Series B, 6.95%, 12/1/20,
              Callable 2/21/02 @ 102 ............       589
  1,000     State Housing Development Authority,
              Revenue, Series B, AMT, 6.20%,
              6/1/27, Callable 6/1/06 @ 102,
              FHA ...............................     1,031
  1,500     State Municipal Bond Authority,
              Revenue, School Loan, 5.25%,
              12/1/12, Callable 12/1/08 @ 101 ...     1,563
  2,500     State Municipal Bond Authority,
              Revenue, Clean Water Revolving
              Fund, 5.88%, 10/1/14, Callable
              10/1/10 @ 101 .....................     2,745
  1,170     State Strategic Fund, Revenue,
              College of Detroit Fund, 7.00%,
              5/1/21, AMBAC .....................     1,429
    755     State Trunk Line, Revenue, Series A,
              5.75%, 10/1/12, Callable 10/1/02 @
              100 ...............................       774
  2,145     State Trunk Line, Revenue, Series A,
              5.75%, 10/1/12, Prerefunded 10/1/02
              @ 100 .............................     2,209
    470     State, GO, 5.40%, 11/1/19, Callable
              11/1/05 @ 101 .....................       477
    985     State, GO, 5.40%, 11/1/19,
              Prerefunded, 11/1/05 @ 101 ........     1,068
  1,000     Sturgis School District, GO, 5.63%,
              5/1/16 ............................     1,054
  1,940     Tawas City, Hospital Finance
              Authority, Revenue, St. Joseph,
              Series A, 5.60%, 2/15/13, Callable
              2/15/08 @ 102 .....................     2,012
  1,000     Taylor, Tax Increment Financial
              Authority, 5.50%, 5/1/13, FSA .....     1,054

                                       70
Continued

One Group Mutual Funds
Michigan Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $1,030     Tecumseh Public Schools, GO, 5.40%,
              5/1/17 ............................  $  1,060
  3,000     Thorn Apple Kellogg School, GO,
              5.38%, 5/1/22, Callable 5/1/05 @
              101, FGIC .........................     3,016
  2,400     Traverse City Area Public School, GO,
              5.70%, 5/1/12, Prerefunded 5/1/05 @
              101, MBIA .........................     2,606
  3,600     University of Michigan, Hospital
              Revenue, Series A, 5.75%, 12/1/12,
              Callable 12/1/02 @ 102 ............     3,784
  6,000     University of Michigan, Revenue,
              5.25%, 12/1/10, Callable 6/1/08 @
              101 ...............................     6,231
  1,015     University of Michigan, Revenue,
              Student Fees, 5.25%, 4/1/15,
              Callable 4/1/05 @ 102 .............     1,026
  1,300     Vicksburg Community Schools, GO,
              0.00%, 5/1/18, MBIA ...............       534
  3,025     Walled Lake Construction School
              District, GO, 5.25%, 5/1/18 .......     3,039
  3,040     Wayland School District, GO, 5.10%,
              5/1/12, Callable 5/1/07 @ 100,
              FGIC ..............................     3,102
  1,275     Wayne Charter County, Airport
              Revenue, Series B, 5.25%, 12/1/12,
              Callable 12/1/08 @ 101, MBIA ......     1,317
  1,175     Wayne County, Downriver System Sewer
              Disposal, GO, Series B, 5.13%,
              11/1/18, Callable 11/1/09 @ 100,
              MBIA ..............................     1,175
    215     Wayne State University, Revenue,
              5.50%, 11/15/07, Callable 11/15/03
              @ 101, AMBAC ......................       228

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $2,000     Wayne State University, Revenue,
              5.38%, 11/15/14, Callable 11/15/09
              @ 101, FGIC .......................  $  2,077
  2,000     Wayne State University, Revenue,
              5.25%, 11/15/19, Callable 11/15/09
              @ 101, FGIC .......................     2,012
  1,225     West Bloomfield School District, GO,
              5.50%, 5/1/18, FGIC, Callable
              5/1/12 @ 100 ......................     1,264
                                                   --------
                                                    295,024
                                                   --------
Puerto Rico (1.1%):
    880     Commonwealth, GO, 5.75%, 7/1/17,
              Callable 7/1/07 @ 101.50 ..........       984
  2,195     GO, Unlimited, 6.25%, 7/1/12,
              MBIA ..............................     2,529
                                                   --------
                                                      3,513
                                                   --------
  Total Municipal Bonds                             299,672
                                                   --------
INVESTMENT COMPANIES (2.6%):
  4,507     Blackrock Provident Institutional
              Funds, Tax-Free Money Market ......     4,507
  3,572     One Group Michigan Municipal Money
              Market Fund, Class I ..............     3,572
                                                   --------
  Total Investment Companies                          8,079
                                                   --------
Total (Cost $295,377)(a)                           $307,751
                                                   ========

------------
Percentages indicated are based on net assets of $308,396.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $13,625
                   Unrealized depreciation......................   (1,251)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $12,374
                                                                  =======

   Aggregate cost for federal income tax purposes is substantially the same.

See notes to financial statements.

One Group Mutual Funds
Ohio Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
 MUNICIPAL BONDS (96.3%):
Colorado (1.1%):
 $2,810     El Paso County, Single Family
              Mortgage Revenue, Series A, 0.00%,
              5/1/15, ETM .......................  $  1,412
  2,350     Housing Finance Authority, Single
              Family Mortgage Revenue, 0.00%,
              9/1/14, ETM .......................     1,219
                                                   --------
                                                      2,631
                                                   --------
Kansas (0.5%):
  1,000     Kansas City, Single Family Mortgage
              Revenue, Series 83A, 0.00%,
              12/1/14, ETM ......................       519
  1,390     Saline County, Single Family Mortgage
              Revenue, Series 83A, 0.00%,
              12/1/15, ETM ......................       678
                                                   --------
                                                      1,197
                                                   --------
Kentucky (0.3%):
    655     Fayette County, School District
              Finance Corp., School Building
              Revenue, 6.00%, 5/1/02 ............       665
                                                   --------
Mississippi (0.5%):
  3,000     State Home Corp., Single Family
              Mortgage Revenue, 0.00%, 9/15/16,
              Callable 3/15/04 @ 41.70, ETM .....     1,154
                                                   --------
Missouri (0.5%):
  1,000     State Health, Revenue, Series AA,
              6.40%, 6/1/10, MBIA ...............     1,134
                                                   --------
Ohio (92.4%):
  1,000     Adams County, School District, GO,
              5.45%, 12/1/08, Callable 12/1/05 @
              102, MBIA .........................     1,080
  1,045     Akron Sewer Systems, Revenue, 5.30%,
              12/1/05, MBIA .....................     1,120
  1,000     Akron Sewer Systems, Revenue, 5.65%,
              12/1/08, Callable 12/1/06 @ 101,
              MBIA ..............................     1,074
  1,070     Akron Sewer Systems, Revenue, 5.50%,
              12/1/12, FGIC .....................     1,152
  1,030     Akron Sewer Systems, Revenue, 5.38%,
              12/1/13, FGIC .....................     1,094
  2,000     Akron, GO, 4.00%, 12/1/08, MBIA .....     1,979
  1,000     Avon Lake, City School District, GO,
              5.50%, 12/1/19, Callable 12/1/09 @
              102 ...............................     1,033
  1,280     Belmont County, Health Systems
              Revenue, Regional Hospital, 5.25%,
              1/1/08, ACA .......................     1,316

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $1,000     Bowling Green State University,
              General Receipts, Revenue, 5.75%,
              6/1/15, Callable 6/1/10 @ 101,
              FGIC ..............................  $  1,071
    725     Bowling Green State University,
              Revenue, 5.65%, 6/1/11, Callable
              6/1/06 @ 101, AMBAC ...............       765
  1,000     Butler County, Hospital Facilities
              Revenue, 6.75%, 11/15/10, Callable
              11/15/02 @ 101, FGIC ..............     1,033
  1,475     Butler County, Hospital Facilities
              Revenue, 4.75%, 11/15/18, Callable
              11/15/08 @ 101 ....................     1,259
  1,095     Butler County, Sewer Systems Revenue,
              5.25%, 12/1/14, Callable 12/1/09 @
              101, FGIC .........................     1,132
    545     Capital Corp., Mortgage Revenue,
              5.60%, 1/1/07, Callable 7/1/03 @
              102, MBIA .........................       563
  1,000     Capital Corp., Mortgage Revenue,
              5.90%, 1/1/14, Callable 7/1/03 @
              100, MBIA .........................     1,010
  1,000     Capital Corp., Multi-Family Housing
              Revenue, Series M, 5.90%, 2/1/14,
              Callable 2/1/03 @ 100, FHA ........     1,007
  1,500     Cincinnati City School District, GO,
              5.38%, 12/01/17, Callable
              12/01/11@100, MBIA ................     1,543
  1,250     Cincinnati, GO, 5.38%, 12/1/17,
              Callable 12/1/10 @ 100 ............     1,286
  1,000     Cleveland, Airport Systems Revenue,
              Series A, AMT, 5.13%, 1/1/13,
              Callable 1/1/08 @ 101, FSA ........       998
  1,000     Cleveland, Airport Systems Revenue,
              Series A, 5.25%, 1/1/15, Callable
              1/1/10 @ 101, FSA .................     1,015
  1,000     Cleveland, Airport Systems Revenue,
              Series A, 5.25% 1/1/18, FSA .......     1,002
  4,500     Cleveland, Public Power System, Power
              Revenue, 6.40%, 11/15/06,
              Prerefunded 11/15/04 @ 102,
              MBIA ..............................     5,015
  2,000     Cleveland, Public Power System, Power
              Revenue, 0.00%, 11/15/09, MBIA ....     1,393
  3,000     Cleveland, Public Power System, Power
              Revenue, 0.00%, 11/15/11, MBIA  ...     1,864
  1,220     Cleveland, Public Power System, Power
              Revenue, 5.50%, 11/15/16, Callable
              11/15/11 @ 100, AMBAC .............     1,270

                                       72
Continued

One Group Mutual Funds
Ohio Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $5,250     Cleveland Stadium Project,
              Certificates of Participation,
              0.00%, 11/15/11, AMBAC ............  $  3,259
  1,850     Cleveland Waterworks, Water Revenue,
              Series F-92B, 6.25%, 1/1/06,
              Callable 1/1/02 @ 102, AMBAC ......     1,887
  3,485     Cleveland Waterworks, Water Revenue,
              Series F-92B, 6.50%, 1/1/11,
              Prerefunded 1/1/02 @ 102, AMBAC ...     3,555
    315     Cleveland Waterworks, Water Revenue,
              Series F-92B, 6.50%, 1/1/11,
              Callable 1/1/02 @ 102, AMBAC ......       321
  2,200     Cleveland Waterworks, Water Revenue,
              Series G, 5.50%, 1/1/13, MBIA .....     2,357
    500     Cleveland, GO, 7.50%, 8/1/07,
              Prerefunded 2/1/03 @ 100, AMBAC ...       529
  1,000     Cleveland, GO, 5.75%, 8/1/11,
              MBIA ..............................     1,101
  1,000     Cleveland, GO, 6.38%, 7/1/12,
              Prerefunded 7/1/02 @ 102, MBIA ....     1,044
  1,000     Cleveland, GO, 5.60%, 12/1/14,
              Callable 12/1/11 @ 100, FGIC ......     1,069
  1,015     Cleveland-Cuyahoga County, Port
              Authority Revenue, Capital
              Improvements Project, Series A,
              5.38%, 5/15/19, Callable 5/15/09 @
              102, LOC: Fifth Third Bank ........       926
  1,000     Columbus, Sewer Improvements, GO,
              6.75%, 9/15/06, Callable 3/15/02 @
              100, ETM ..........................     1,036
  2,285     Columbus, Waterworks Enlargement No.
              44, GO, 6.00%, 5/1/11, Prerefunded
              5/1/03 @ 102 ......................     2,440
  1,000     Columbus, Waterworks Enlargement No.
              44, GO, 6.00%, 5/1/12, Prerefunded
              5/1/03 @ 102 ......................     1,068
  1,000     Columbus, GO, 6.40%, 1/1/07, Callable
              1/1/02 @ 102 ......................     1,020
  1,000     Columbus, Police-Fireman Disability,
              GO, 5.00%, 7/15/18, Callable
              7/15/08 @ 101 .....................       999
  1,000     Cuyahoga County, Port Authority
              Revenue, 6.25%, 5/15/16, Callable
              5/15/15 @ 102 .....................       969
  1,000     Cuyahoga County, EDR, 5.30%, 12/1/29,
              Callable 12/1/09 @ 100, LOC: Key
              Bank ..............................     1,043

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $2,000     Cuyahoga County, Health Care
              Facilities, Revenue, Benjamin Rose
              Institute, 5.50%, 12/1/17, Callable
              12/1/08 @ 101 .....................  $  1,813
  1,000     Cuyahoga County, Hospital Revenue,
              Series A, 5.50%, 1/15/10, Callable
              1/15/06 @ 102, MBIA ...............     1,051
  2,000     Cuyahoga County, Hospital Revenue,
              6.25%, 8/15/10, Callable 2/15/03 @
              102, MBIA .........................     2,124
  1,665     Cuyahoga County, Hospital Revenue,
              5.63%, 1/15/12, Callable 1/15/06 @
              102 ...............................     1,745
  1,000     Cuyahoga County, Hospital Revenue,
              Metrohealth System, Series A,
              5.13%, 2/15/13, Callable 2/15/07 @
              102, MBIA .........................     1,017
  1,000     Cuyahoga County, Hospital Revenue,
              W.O. Walker Center, 5.25%, 1/1/13,
              Callable 7/1/08 @ 101, AMBAC ......     1,031
  1,000     Cuyahoga County, Port Authority
              Revenue, AMT, 6.50%, 11/15/21,
              Callable 11/15/11, @ 102, LOC:
              Fifth Third Bank ..................       983
  1,265     Defiance, Waterworks System
              Improvements, GO, 5.65%, 12/1/18,
              Callable 12/1/08 @ 102, AMBAC .....     1,323
  1,000     Delaware County, Sewer, GO, 5.60%,
              12/1/10, Callable 12/1/05 @ 101 ...     1,077
  1,500     Fairfield City School District,
              5.38%, 12/1/18, GO, FGIC ..........     1,533
  1,000     Franklin County, EDR, 5.70%,
              6/1/10 ............................     1,009
  1,500     Franklin County, Health Care
              Facilities, Revenue, 5.50%,
              11/1/16, Callable 11/1/02 @ 102 ...     1,466
  1,000     Franklin County, Health Care
              Facilities, Revenue, 5.50%, 7/1/17,
              Callable 7/1/08 @ 101 .............       887
  1,260     Franklin County, Hospital Revenue,
              Childrens Hospital Project, 5.50%,
              5/1/15, Callable 5/1/11 @ 101 .....     1,305
  1,290     Franklin County, Hospital Revenue,
              Children's Hospital, 5.65%,
              11/1/08, Callable 11/1/06 @ 101 ...     1,372
  1,065     Franklin County, Hospital Revenue,
              Children's Hospital, 5.75%,
              11/1/09, Callable 11/1/06 @ 101 ...     1,129

                                       73
Continued

One Group Mutual Funds
Ohio Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $  800     Franklin County, Hospital Revenue,
              Children's Hospital, 5.80%,
              11/1/10, Callable 11/1/06 @ 101 ...  $    846
  2,000     Franklin County, Hospital Revenue,
              Children's Hospital Project, Series
              A, 6.50%, 5/1/07, Callable 11/1/02
              @ 102 .............................     2,107
  1,250     Franklin County, Mortgage Revenue,
              5.50%, 10/1/12, Callable 10/1/09 @
              101 ...............................     1,297
  2,000     Franklin County, Revenue, Online
              Computer, Series A, 5.00%, 10/1/16,
              Callable 10/1/08 @ 101 ............     1,982
  1,000     Greater Cleveland Regional
              Transportation Authority, GO,
              5.60%, 12/1/11, Callable 12/1/06 @
              101, FGIC .........................     1,057
  1,600     Greene County, GO, 6.25%, 12/1/09,
              Callable 12/1/02 @ 102, AMBAC .....     1,697
  1,000     Hamilton County Waterworks, Water
              Utility Improvement Revenue, Series
              A, 6.40%, 10/15/07, Callable
              10/15/02 @ 101, MBIA ..............     1,025
  1,500     Hamilton County, Electric Systems
              Revenue, 6.13%, 10/15/08, Callable
              10/15/02 @ 102, FGIC ..............     1,577
  1,340     Hamilton County, GO, 4.75%,
              12/1/06 ...........................     1,406
  1,500     Hamilton County, Hospital Facilities
              Revenue, Bethesda Hospital, Series
              A, 6.25%, 1/1/12, Callable 1/1/03@
              102 ...............................     1,595
  2,000     Hamilton County, Museum Center
              Project, GO, 3.75%, 12/1/08 .......     1,924
  1,015     Highland County, Local School
              District GO, 4.00%, 12/1/07,
              FSA ...............................     1,018
  1,440     Housing Finance Agency, Mortgage
              Revenue, Series C, AMT, 3.75%,
              9/1/04, GNMA ......................     1,453
  1,000     Housing Finance Agency, Mortgage
              Revenue, Series C, AMT, 4.15%,
              9/1/06, GNMA ......................     1,006
    945     Housing Finance Agency, Mortgage
              Revenue, Series A-1, 6.20%, 9/1/14,
              GNMA ..............................       991
  1,250     Housing Finance Agency, Multi-Family
              Housing, Revenue, 5.85%, 12/1/20,
              Callable 12/1/10 @ 100, AMT .......     1,275

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $2,685     Housing Finance Agency, Single Family
              Mortgage Revenue, 0.00%, 1/15/15,
              Prerefunded 7/15/13 @ 86.08 .......  $  1,301
  1,000     Huron County, Correctional Facility,
              Issue I, GO, 5.70%, 12/1/11,
              Callable 12/1/07 @ 102, MBIA ......     1,079
  1,000     Kent State University, General
              Receipts Revenue, 6.45%, 5/1/12,
              Prerefunded 5/1/02 @ 102, AMBAC ...     1,036
  2,535     Lakota School District, GO, 5.10%,
              12/1/14, Callable 12/1/08 @ 101,
              FGIC ..............................     2,585
  1,000     Lorain County, Hospital Revenue,
              5.63%, 9/1/14, Callable 9/1/07 @
              102, MBIA .........................     1,047
  1,000     Lorain County, Hospital Revenue,
              Catholic Healthcare Partners,
              6.00%, 9/1/05, MBIA ...............     1,086
  1,000     Lorain County, Hospital Revenue,
              Catholic Healthcare Partners,
              5.63%, 9/1/12, Callable 9/1/07 @
              102, MBIA .........................     1,061
  1,000     Lucas County, Hospital Group Revenue,
              5.63%, 11/15/13, Callable 11/15/09
              @ 101, AMBAC ......................     1,063
  1,000     Lucas County, Hospital Group Revenue,
              5.63%, 11/15/15, Callable 11/15/09
              @ 101, AMBAC ......................     1,050
  2,430     Lucas County, Multi-Family Revenue,
              5.20%, 11/1/18, Callable 11/1/08
              @ 102 .............................     2,342
  2,700     Mahoning Valley Sanitation District,
              Revenue, 5.13%, 12/15/16, Callable
              12/15/08 @ 101, FSA ...............     2,731
  2,500     Middleburg Heights, Hospital Revenue,
              5.70%, 8/15/10, Callable 8/15/08
              @ 102, FSA ........................     2,701
  1,000     Minster Local School District, GO,
              5.50%, 12/1/18, Callable 12/1/10 @
              101, FSA ..........................     1,036
  1,000     Montgomery County, Grandview
              Hospital, Revenue, 5.35%, 12/1/08,
              Callable 12/1/07 @ 102, ETM .......     1,068
  1,575     Montgomery County, Grandview
              Hospital, Revenue, 5.65%, 12/1/12,
              Prerefunded 12/1/09
              @ 100 .............................     1,714

                                       74
Continued

One Group Mutual Funds
Ohio Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $1,275     Montgomery County, Catholic Health,
              Revenue, 4.00%, 9/1/06 ............  $  1,270
  1,750     Montgomery County, Catholic Health,
              Revenue, 4.25%, 9/1/09 ............     1,678
    560     Montgomery County, Sisters of
              Charity, Revenue, Series A, 6.50%,
              5/15/08, Callable 5/15/02 @ 101,
              MBIA ..............................       574
  1,495     Newark, GO, 0.00%, 12/1/11, FGIC ....       926
  1,000     Nordonia Hills Local Schools, School
              Improvement, GO, 0.00%, 12/1/13,
              AMBAC .............................       549
  1,000     Ohio State University, General
              Receipts, Revenue, 5.50%, 12/1/15,
              Callable 12/1/09 @ 101 ............     1,049
    500     Olentangy Local School District, GO,
              7.75%, 12/1/11, BIG ...............       629
    565     Olmsted Falls School District, GO,
              6.85%, 12/15/11, Prerefunded
              12/15/04 @ 102, FGIC ..............       638
  2,110     Pickerington Local School District,
              GO, School Facilities Construction,
              4.00%, 12/1/08, FGIC ..............     2,090
  1,000     Plain Local School District, GO,
              5.80%, 12/1/15, Callable 12/1/10 @
              100, FGIC .........................     1,072
  2,600     Portage County, Revenue, Robinson
              Memorial Hospital Project, 5.63%,
              11/15/07, Callable 11/15/04 @ 102,
              MBIA ..............................     2,753
  1,160     Reading, Revenue, St. Mary's
              Educational Institute, Asset
              Guaranty, 5.65%, 2/1/12, Callable
              2/1/10 @ 100 ......................     1,210
  1,000     Reading, Revenue, St. Mary's
              Educational Institute, Asset
              Guaranty, 5.70%, 2/1/13, Callable
              2/1/10 @ 100 ......................     1,038
  1,000     Sandusky County, Hospital Facility
              Revenue, Memorial Hospital, 5.10%,
              1/1/09, Callable 1/1/08 @ 102 .....       976
    900     Sandusky School District, GO, 7.30%,
              12/1/10, Callable 12/1/02 @ 100 ...       914
  1,000     Shaker Heights City Schools, GO,
              7.10%, 12/15/10 ...................     1,143
  1,260     Southwest Licking Local School
              District, GO, 5.75%, 12/1/14,
              FGIC ..............................     1,381
  1,710     Springfield County, School District,
              GO, 0.00%, 12/1/12, AMBAC .........       997

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $1,575     State Building Authority, Adult
              Correction Facilities, 5.00%,
              10/1/05, FSA ......................  $  1,668
  2,000     State Building Authority, Adult
              Correctional Building, Revenue,
              Series A, 6.13%, 10/1/09, Callable
              10/1/03 @ 102 .....................     2,167
  1,000     State Building Authority, Adult
              Correctional Building, Revenue,
              Series A, 5.50%, 4/1/13, Callable
              4/1/07 @ 101, AMBAC ...............     1,047
  1,000     State Building Authority, Highway
              Safety Building, Revenue, 5.38%,
              10/1/09, Callable 4/1/07 @ 101,
              AMBAC .............................     1,058
  1,000     State Building Authority, Revenue,
              Adult Correction Facilities, 5.50%,
              10/1/14, FSA ......................     1,060
  2,480     State Building Authority, Revenue,
              5.25%, 10/1/17, Callable 10/1/09 @
              101 ...............................     2,512
  1,000     State Building Authority, State
              Facilities, Administration Building
              Funds, Revenue, Series A, 5.75%,
              10/1/06, Callable 10/1/04 @ 102,
              MBIA ..............................     1,087
  1,165     State Building Authority, State
              Facilities, Transportation Building
              Fund, Revenue, Series A, 6.50%,
              9/1/09, Callable 9/1/04 @ 102,
              AMBAC .............................     1,289
  2,500     State Educational Loan Revenue,
              Series A-1, AMT, 5.55%, 12/1/11,
              Callable 6/1/07 @ 102, AMBAC ......     2,595
  1,750     State Elementary & Secondary
              Education, Revenue, 5.63%,
              12/1/06 ...........................     1,905
  2,510     State Fresh Water Development, Water
              Revenue, 5.80%, 6/1/11, Callable
              6/1/05 @ 102, AMBAC ...............     2,777
  1,000     State Higher Educational Facilities,
              Denison University, Revenue, 5.25%,
              11/1/16, Callable 11/1/06 @ 101 ...     1,010
  3,750     State Higher Educational Facilities,
              Revenue, 0.00%, 12/1/13, Callable
              12/1/06 @ 101, AMBAC ..............     3,378
  1,500     State Higher Educational Facilities,
              Series II-A, 5.00%, 12/1/04 .......     1,585
  1,000     State Higher Educational Loan,
              Revenue, Series A-1, AMT, 5.40%,
              12/1/09, Callable 6/1/07 @ 102,
              AMBAC .............................     1,038
  1,000     State Infrastructure Revenue, 3.50%,
              6/15/05 ...........................     1,005

                                       75
Continued

One Group Mutual Funds
Ohio Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $1,955     State Infrastructure Improvements,
              GO, 5.75%, 2/1/16, Callable 2/1/10
              @ 100 .............................  $  2,079
  1,090     State Mental Health Facilities,
              Revenue, Series II-B, 4.00%,
              6/1/04 ............................     1,118
  1,500     State Mental Health Facilities,
              Revenue, Series II-B, 5.50%,
              6/1/16, Callable 6/1/11 @ 100 .....     1,567
  1,500     State Turnpike Commission, Revenue,
              5.50%, 2/15/15, Callable 2/15/11
              @ 100 .............................     1,566
  5,155     State Turnpike Commission, Revenue,
              Series A, 5.50%, 2/15/14 ..........     5,514
  2,250     State Water Authority, PCR, 5.50%,
              6/1/13, Callable 12/1/07 @ 101,
              MBIA ..............................     2,367
  3,370     State Water Development Authority,
              Revenue, 4.00%, 6/1/09 ............     3,311
  1,000     State Water Development Authority,
              PCF, 5.50%, 12/1/09, Callable
              6/1/05 @ 101, MBIA ................     1,081
  1,500     State Water Development Authority,
              Revenue, 7.00%, 12/1/09, Callable
              6/1/02 @ 102, ETM, AMBAC ..........     1,729
  1,000     Strongsville, GO, 4.00%, 12/1/07,
              FGIC ..............................     1,004
  1,000     Strongsville, GO, 6.70%, 12/1/11,
              Callable 12/1/06 @ 102 ............     1,145
    800     Toledo, Sewer System Revenue, 6.20%,
              11/15/02, AMBAC ...................       831
  1,000     Toledo, Sewer System Revenue, 5.25%,
              11/15/13, Callable 11/15/09 @
              102 ...............................     1,044
  1,000     Toledo, GO, 5.63%, 12/1/11, Callable
              12/1/06 @ 102, AMBAC ..............     1,067
  1,470     Toledo, Lucas County Port Authority,
              Development Revenue, Series F, AMT,
              6.00%, 11/15/07 ...................     1,512
    940     Toledo, Lucas County Port Authority,
              Development Revenue, Series E, AMT,
              6.10%, 11/15/10 ...................       923
  2,015     Toledo, Lucas County Port Authority,
              Development Revenue, 5.10%,
              5/15/12, Callable 5/15/09 @ 102 ...     1,833
  1,000     Toledo, Lucas County Port Authority,
              Revenue, AMT, 6.13%, 11/15/09 .....     1,034
  1,000     University of Cincinnati, General
              Receipts, Revenue, 5.75%, 6/1/13,
              Callable 6/1/06 @ 101 .............     1,051

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT             SECURITY DESCRIPTION            VALUE
---------   -------------------------------------  --------
MUNICIPAL BONDS, CONTINUED:
Ohio, continued:
 $1,000     University of Cincinnati, Revenue,
              Series R-2, 6.25%, 6/1/09, Callable
              12/1/02 @ 102 .....................  $  1,058
  1,000     University of Dayton, 2001 Project,
              Revenue, 5.38%, 12/1/17 ...........     1,030
  1,135     University of Toledo, Ohio Reciepts
              Bonds, Revenue, 5.25%, 6/1/17,
              FGIC ..............................     1,154
  1,000     West Geauga Local School District,
              GO, 5.00%, 11/1/10, AMBAC .........     1,040
  1,680     Westerville City School District, GO,
              5.25%, 12/1/18, Callable
              6/1/11@100, MBIA ..................     1,702
  1,000     Westerville, Minerva Park & Blendon
              Joint Township, St. Ann's Hospital,
              Revenue, Series B, 6.80%, 9/15/06,
              Callable 9/15/02 @ 101, AMBAC,
              ETM ...............................     1,032
  2,750     Westerville, Minerva Park & Blendon
              Joint Township, St. Ann's Hospital,
              Revenue, Series B, 7.00%, 9/15/12,
              Callable 9/15/02 @ 101, AMBAC,
              ETM ...............................     2,839
                                                   --------
                                                    213,417
                                                   --------
Texas (0.5%):
  2,500     Southeast, Housing Finance Corp.,
              Revenue, 0.00%, 9/1/17, ETM,
              MBIA ..............................     1,085
                                                   --------
Washington (0.5%):
  1,000     State, GO, Series A & AT-6, 6.25%,
              2/1/11 ............................     1,121
                                                   --------
  Total Municipal Bonds                             222,404
                                                   --------
INVESTMENT COMPANIES (3.1%):
  2,895     Blackrock Provident Institutional
              Funds, Tax-Free Money Market ......     2,895
    310     Fidelity Ohio Tax Free Money Market
              Fund ..............................       310
  3,904     One Group Ohio Municipal Money Market
              Fund, Class I .....................     3,904
                                                   --------
  Total Investment Companies                          7,109
                                                   --------
Total (Cost $221,684)(a)                           $229,513
                                                   ========

                                       76
Continued

One Group Mutual Funds
Ohio Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

------------
Percentages indicated are based on net assets of $230,912.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 8,983
                   Unrealized depreciation......................   (1,154)
                                                                  -------
                   Net unrealized appreciation (depreciation)...  $ 7,829
                                                                  =======

   Aggregate cost for federal income tax purposes is substantially the same.

See notes to financial statements.

One Group Mutual Funds
West Virginia Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
 MUNICIPAL BONDS (99.0%):
Kansas (1.7%):
 $3,225     Labette County, Single Family
              Mortgage, Revenue, 0.00%,
              12/1/14 ............................  $ 1,673
                                                    -------
Maryland (0.8%):
  2,435     Prince Georges County, Housing
              Authority, Multi-Family Housing
              Revenue, Foxglenn Apartments, Series
              A, AMT, 0.00%, 5/20/22, Callable
              5/20/02 @ 32.18 ....................      767
                                                    -------
Ohio (0.6%):
    500     Columbus, GO, 8.13%, 5/1/04 ..........      559
                                                    -------
Puerto Rico (3.9%):
  2,400     Commonwealth, GO, 5.75%, 7/1/17,
              Callable 7/1/07 @ 101.50 ...........    2,684
  1,000     Industrial Tourist, Educational,
              Medical and Environmental Control
              Facilities, Revenue, Auxilio Mutuo
              Hospital Obligation Group, 5.80%,
              7/1/06, Callable 1/1/05 @ 102,
              MBIA ...............................    1,083
                                                    -------
                                                      3,767
                                                    -------
West Virginia (92.0%):
  1,000     Berkeley County, Building Community,
              Hospital Revenue, City Hospital
              Project, 6.50%, 11/1/09, Callable
              11/1/02 @ 102 ......................    1,028
    900     Berkeley County, Education Board, GO,
              5.60%, 4/1/03 ......................      933
  1,525     Brooke, Pleasants, Tyler & Wetzel
              Counties, Single Family Mortgage,
              Revenue, 7.40%, 8/15/10, ETM .......    1,847
  1,670     Cabell County, Education Board, GO,
              6.60%, 5/1/04, MBIA, ETM ...........    1,811
  1,500     Cabell County, Education Board, GO,
              6.00%, 5/1/06, MBIA, ETM ...........    1,645
     70     Charles Town, Residential Mortgage
              Revenue, Series A, 5.40%, 9/1/02 ...       70
     70     Charles Town, Residential Mortgage
              Revenue, Series A, 5.56%, 3/1/03 ...       71
     55     Charles Town, Residential Mortgage
              Revenue, Series A, 5.70%, 9/1/04,
              Callable 3/1/03 @ 102 ..............       56
    910     Charleston Building Community, Lease
              Revenue, 5.30%, 6/1/12, Callable
              6/1/09 @ 102 .......................      916
  1,010     Charleston, Parking Revenue, Series B,
              6.75%, 6/1/08, Callable 12/1/04 @
              102 ................................    1,125

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $1,120     Charleston, Urban Renewal Authority
              Lease, Diamond Project, Revenue,
              Series A, 5.75%, 12/15/18, Callable
              12/15/09 @ 102, FSA ................  $ 1,182
  1,020     Clarksburg, Water Revenue, Capital
              Appreciation, Asset Guaranty, 0.00%,
              9/1/08, FSA ........................      758
  1,000     Clarksburg, Water Revenue, Capital
              Appreciation, Asset Guaranty, 0.00%,
              9/1/11, FSA ........................      627
  1,000     Clarksburg, Water Revenue, Capital
              Appreciation, Asset Guaranty, 0.00%,
              9/1/12, FSA ........................      591
  1,000     Economic Development, Authority Lease
              Revenue, Capitol Parking Garage
              Project, 5.63%, 6/1/16, AMBAC ......    1,047
  1,250     Economic Development, Authority Lease
              Revenue, State Office Building,
              Series A, 5.00%, 10/1/15, Callable
              10/1/11 @ 101 ......................    1,242
    790     Fairmont, Waterworks Revenue, 5.30%,
              7/1/09, Callable 7/1/07 @ 102,
              MBIA ...............................      840
    925     Fairmont, Waterworks Revenue, 5.50%,
              7/1/12, Callable 7/1/07 @ 102,
              MBIA ...............................      976
  2,500     Harrison County, Board of Education,
              GO, 6.40%, 5/1/07, FGIC ............    2,799
  2,000     Harrison County, Community SO,
              Revenue, Series A, 6.25%, 5/15/10,
              ETM ................................    2,185
  1,500     Harrison County, Education Board, GO,
              6.30%, 5/1/05, FGIC ................    1,644
    735     Jackson County, Residential Mortgage
              Revenue, 7.38%, 6/1/10, FGIC,
              ETM ................................      884
  1,000     Jefferson County Board of Education,
              Public School, GO, 5.25%, 7/1/09 ...    1,053
  3,260     Kanawha, Mercer & Nicholas Counties,
              Single Family Mortgage Revenue,
              0.00%, 2/1/15, Prerefunded 2/1/14 @
              89.85 ..............................    1,584
  4,550     Kanawha-Putnam County, Single Family
              Mortgage Revenue, Series A, 0.00%,
              12/1/16, AMBAC, ETM ................    2,052
  1,554     Keyser Housing Corp., Mortgage
              Revenue, 7.25%, 4/1/21, Callable
              11/1/02 @ 100 ......................    1,557

                                       78
Continued

One Group Mutual Funds
West Virginia Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $1,065     Marion County, Single Family Mortgage
              Revenue, 7.38%, 8/1/11, FGIC,
              ETM ................................  $ 1,294
    500     Marshall County, SO, 6.50%, 5/15/10,
              ETM ................................      561
  1,000     Monongalia County, Board of Education,
              GO, 7.00%, 4/1/03, MBIA ............    1,057
    440     Monongalia County, Board of Education,
              GO, 7.00%, 4/1/04, MBIA ............      479
    300     Monongalia County, Board of Education,
              GO, 7.00%, 4/1/05, MBIA ............      334
  1,000     Monongalia County, Building Community,
              Healthcare Revenue, 5.75%, 11/15/14,
              Callable 11/15/02 @ 102 ............      924
  1,295     Parkersburg, Waterworks & Sewer
              System, Revenue, 5.50%, 3/1/10,
              Callable 9/1/06 @ 102, FSA .........    1,376
  1,335     Parkersburg, Waterworks & Sewer
              System, Revenue, 5.50%, 9/1/10,
              Callable 9/1/06 @ 102, FSA .........    1,417
  1,000     Pleasants County, PCR, Potomac Power,
              6.15%, 5/1/15, Callable 5/1/05 @
              102, MBIA ..........................    1,080
  1,750     Pleasants County, PCR, West Penn
              Power, 6.15%, 5/1/15, Callable
              5/1/05 @ 102, AMBAC ................    1,890
  1,015     Putnam County, PCR, FMC Corp., 5.63%,
              10/1/13, Callable 10/1/07 @ 102 ....      924
  2,000     Raleigh, Fayette & Nicholas Counties,
              SO, 6.25%, 8/1/11, ETM .............    2,268
    200     School Building Authority, Revenue,
              Capital Improvements, Series B,
              6.75%, 7/1/06, MBIA ................      226
  2,825     School Building Authority, Revenue,
              Capital Improvements, 5.50%, 7/1/11,
              Callable 7/1/07 @ 102, AMBAC .......    2,999
  1,000     School Building Authority, Revenue,
              Capital Improvements, Series B,
              6.00%, 7/1/12, Callable 7/1/02 @
              100, MBIA ..........................    1,019
  3,500     School Building Authority, Revenue,
              Capital Improvements, Series B,
              5.40%, 7/1/17, Callable 7/1/07 @
              102, FSA ...........................    3,563
  1,000     State Building, Lottery Commission
              Revenue, Series A, 5.25%, 7/1/08,
              Callable 7/1/07 @ 102, MBIA ........    1,060
  1,000     State Building, Lottery Commission
              Revenue, Series A, 5.25%, 7/1/09,
              Callable 7/1/07 @ 102, MBIA ........    1,056

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $1,000     State, Capital Appreciation
              Infrastructure -- A, GO, 0.00%,
              11/1/13, FGIC ......................  $   551
  1,000     State, Capital Appreciation
              Infrastructure -- A, GO, 0.00%,
              11/1/14, FGIC ......................      517
  1,200     State, GO, 6.10%, 6/1/03, Callable
              6/1/02 @ 100 .......................    1,204
  1,000     State, GO, 5.25%, 6/1/08, FGIC .......    1,063
  1,000     State, GO, Series B, AMT, 5.80%,
              11/1/11, Callable 11/1/06 @ 102,
              FGIC ...............................    1,057
  1,000     State, GO, Series B, AMT, 5.85%,
              11/1/12, Callable 11/1/06 @ 102,
              FGIC ...............................    1,052
  1,000     State, GO, 5.75%, 6/1/13, Callable
              6/1/09 @ 101 .......................    1,074
  1,000     State, GO, 5.75%, 6/1/15, Callable
              6/1/09 @ 101 .......................    1,063
  1,440     State Higher Education, Interim
              Governing Board, Revenue, Marshall
              University, Series A, 5.25%, 5/1/16,
              Callable 5/1/11 @ 100, FGIC ........    1,466
  1,600     State Higher Education, Interim
              Governing Board, Revenue, Marshall
              University, Series A , 5.25%,
              5/1/18, Callable 5/1/11 @ 100,
              FGIC ...............................    1,615
    500     State Hospital Finance Authority,
              Hospital Revenue, 5.70%, 1/1/04,
              Callable 1/1/02 @ 102, MBIA ........      511
  2,350     State Hospital Finance Authority,
              Hospital Revenue, 5.10%, 6/1/06,
              Callable 6/1/03 @ 102, MBIA ........    2,434
  1,000     State Hospital Finance Authority,
              Hospital Revenue, 5.13%, 9/1/06,
              Callable 9/1/05 @ 102, MBIA ........    1,053
    895     State Hospital Finance Authority,
              Hospital Revenue, 6.50%, 9/1/16,
              ETM ................................    1,038
    190     State Housing Development, Revenue,
              6.30%, 11/1/03, Callable 5/1/02 @
              103, FHA ...........................      198
    195     State Housing Development, Revenue,
              6.40%, 5/1/04, Callable 5/1/02 @
              103, FHA ...........................      203
    205     State Housing Development, Revenue,
              6.40%, 11/1/04, Callable 5/1/02 @
              103, FHA ...........................      213
    245     State Housing Development, Revenue,
              6.75%, 11/1/10, Callable 5/1/02 @
              103, FHA ...........................      254

                                       79
Continued

One Group Mutual Funds
West Virginia Municipal Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                   DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $  315     State Housing Development, Revenue,
              6.75%, 5/1/11, Callable 5/1/02 @
              103, FHA ...........................  $   326
    320     State Housing Development, Revenue,
              6.75%, 11/1/11, Callable 5/1/02 @
              103, FHA ...........................      331
    655     State Housing Development, Revenue,
              AMT, 5.65%, 11/1/15, Callable
              11/1/07 @ 102 ......................      672
  1,500     State Roads, GO, 5.20%, 6/1/14,
              Callable 6/1/09 @ 101 ..............    1,542
  1,075     State Roads, GO, 5.25%, 6/1/16,
              Callable 6/1/09 @ 101, FSA .........    1,098
    970     State Roads, GO, 5.50%, 6/1/17,
              Callable 6/1/10 @ 101, FGIC ........    1,006
  1,500     State University, Revenue, 5.75%,
              4/1/03, AMBAC ......................    1,563
  1,500     State University, Revenue, 5.75%,
              4/1/04, Callable 4/1/03 @ 102,
              AMBAC ..............................    1,581
  1,000     State University, Revenue, 6.00%,
              4/1/07, Callable 4/1/03 @ 102,
              AMBAC ..............................    1,061
  1,000     State University, Revenue, 6.00%,
              4/1/12, Callable 4/1/03 @ 102,
              AMBAC ..............................    1,062
    160     State Water Development Authority,
              Revenue, Loan Program, Series A,
              7.10%, 11/1/04, Callable 11/1/02 @
              101 ................................      164
    455     State Water Development Authority,
              Revenue, Loan Program, Series A,
              7.00%, 11/1/11, Callable 11/1/02 @
              101, FSA ...........................      466
  1,125     University Revenue, Series A, 5.25%,
              4/1/13, Callable 4/1/08 @ 102,
              AMBAC ..............................    1,163

 SHARES
   OR
PRINCIPAL                                           MARKET
 AMOUNT              SECURITY DESCRIPTION            VALUE
---------   --------------------------------------  -------
MUNICIPAL BONDS, CONTINUED:
West Virginia, continued:
 $1,000     University Revenue, 0.00%, 4/1/16 ....  $   469
  1,000     University Revenue, 0.00%, 4/1/17 ....      440
  1,000     University Revenue, 0.00%, 4/1/18 ....      412
    750     University Revenue, State University
              System, Marshall University Library,
              5.60%, 4/1/11, Callable 4/1/06 @
              101, AMBAC .........................      788
    620     Water Development Authority,
              Infrastructure Revenue, Series A,
              5.35%, 10/1/13, Callable 10/1/10 @
              100, FSA ...........................      646
    770     Water Development Authority,
              Infrastructure Revenue, Series A,
              5.40%, 10/1/14, Callable 10/1/10 @
              100, FSA ...........................      800
  1,000     Wheeling, Waterworks & Sewer System,
              Revenue, 5.40%, 6/1/11, Callable
              6/1/07 @ 100, FGIC .................    1,044
  1,200     Wheeling, Waterworks & Sewer System,
              Revenue, Series C, 6.60%, 6/1/12,
              Prerefunded 6/1/02 @ 100, FGIC .....    1,225
                                                    -------
                                                     88,475
                                                    -------
  Total Municipal Bonds                              95,241
                                                    -------
INVESTMENT COMPANIES (0.3%):
    238     Blackrock Provident Institutional
              Funds, Tax-Free Money Market .......      238
     13     One Group Municipal Money Market Fund,
              Class I ............................       13
                                                    -------
  Total Investment Companies                            251
                                                    -------
Total (Cost $90,534)(a)                             $95,492
                                                    =======

------------
Percentages indicated are based on net assets of $96,151.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $5,210
                   Unrealized depreciation......................    (252)
                                                                  ------
                   Net unrealized appreciation (depreciation)...  $4,958
                                                                  ======

   Aggregate cost for federal income tax purposes is substantially the same.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                              DECEMBER 31, 2001
Abbreviations

ACA          Insured by American Capital Access

AMBAC        Insured by AMBAC Indemnity Corporation

AMT          Alternative Minimum Tax Paper

BIG          Insured by Bond Insurance Guarantee

EDR          Economic Development Revenue

ETM          Escrowed to Maturity

FGIC         Insured by Financial Guaranty Insurance Corporation

FHA          Federal Housing Administration

FHLB         Federal Home Loan Bank

FHLMC        Insured by Freddie Mac

FNMA         Insured by Fannie Mae

FSA          Insured by Federal Security Assurance

GNMA         Insured by Government National Mortgage Association

GO           General Obligation

GSL          Guaranteed Student Loans

IDA          Industrial Development Authority

IDR          Industrial Development Revenue

LO           Limited Obligation

LOC          Letter of Credit

MBIA         Insured by Municipal Bond Insurance Association

PCR          Pollution Control Revenue

PSFG         Permanent School Funding Guarantee

SO           Special Obligation

VA           Veterans Administration

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                           DECEMBER 31, 2001
(Amounts in thousands, except per share amounts)
(Unaudited)

                                                                                                                      ARIZONA
                                                              SHORT-TERM    INTERMEDIATE    TAX-FREE    MUNICIPAL    MUNICIPAL
                                                              MUNICIPAL       TAX-FREE        BOND        INCOME       BOND
                                                              BOND FUND      BOND FUND        FUND         FUND        FUND
                                                              ----------    ------------    --------    ----------   ---------
ASSETS:
Investments, at cost .......................................   $201,518       $678,735      $575,572    $1,229,137   $167,304
Unrealized appreciation (depreciation) from investments ....        911         19,730        32,106        14,065      6,255
                                                               --------       --------      --------    ----------   --------
Investments, at value ......................................    202,429        698,465       607,678     1,243,202    173,559
Cash .......................................................         --             --            --         4,247         49
Interest and dividends receivable ..........................      2,077          9,571         9,967        15,034      3,481
Receivable for capital shares issued .......................        578             13            --           667         --
Receivable from brokers for investments sold ...............         --             --            --         2,949         --
Deferred organization costs ................................         10             --            --            --         --
Prepaid expenses and other assets ..........................          2              2             1             3         --
                                                               --------       --------      --------    ----------   --------
Total Assets ...............................................    205,096        708,051       617,646     1,266,102    177,089
                                                               --------       --------      --------    ----------   --------
LIABILITIES:
Dividends payable ..........................................        590          2,606         2,411         4,813        670
Payable to brokers for investments purchased ...............      1,289         16,045            --        20,689         --
Payable for capital shares redeemed ........................         10              2            17            71         --
Accrued expenses and other payables:
    Investment advisory fees ...............................         56            244           210           423         60
    Administration fees ....................................         27             95            85           171         24
    Distribution fees ......................................         15             14            19           144          1
    Other ..................................................         40            211            85           307         78
                                                               --------       --------      --------    ----------   --------
Total Liabilities ..........................................      2,027         19,217         2,827        26,618        833
                                                               --------       --------      --------    ----------   --------
NET ASSETS:
Capital ....................................................    202,453        685,406       587,087     1,261,504    171,788
Undistributed (distributions in excess of) net investment
  income ...................................................         18             88           110           192         29
Accumulated undistributed net realized gains (losses) from
  investment transactions ..................................       (313)       (16,390)       (4,484)      (36,277)    (1,816)
Net unrealized appreciation (depreciation) from
  investments ..............................................        911         19,730        32,106        14,065      6,255
                                                               --------       --------      --------    ----------   --------
Net Assets .................................................   $203,069       $688,834      $614,819    $1,239,484   $176,256
                                                               ========       ========      ========    ==========   ========
NET ASSETS:
  Class I ..................................................   $164,653       $641,486      $553,821    $  929,047   $171,827
  Class A ..................................................     28,650         38,900        50,392       168,460      3,534
  Class B ..................................................      3,994          8,448        10,606       107,732        895
  Class C ..................................................      5,772                                     34,245
                                                               --------       --------      --------    ----------   --------
Total ......................................................   $203,069       $688,834      $614,819    $1,239,484   $176,256
                                                               ========       ========      ========    ==========   ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
  Class I ..................................................     16,282         59,585        43,725        95,391     17,683
  Class A ..................................................      2,840          3,614         3,973        17,231        367
  Class B ..................................................        393            783           837        11,067         92
  Class C ..................................................        568                                      3,521
                                                               --------       --------      --------    ----------   --------
Total ......................................................     20,083         63,982        48,535       127,210     18,142
                                                               ========       ========      ========    ==========   ========
Net Asset Value
  Class I -- Offering and redemption price per share .......   $  10.11       $  10.77      $  12.67    $     9.74   $   9.72
                                                               ========       ========      ========    ==========   ========
  Class A -- Redemption price per share ....................   $  10.09       $  10.76      $  12.68    $     9.78   $   9.63
                                                               ========       ========      ========    ==========   ========
      Maximum sales charge .................................       3.00%          4.50%         4.50%         4.50%      4.50%
                                                               ========       ========      ========    ==========   ========
      Maximum offering price per share (100%/(100%-maximum
        sales charge) of net asset value adjusted to the
        nearest cent) ......................................   $  10.40       $  11.27      $  13.28    $    10.24   $  10.08
                                                               ========       ========      ========    ==========   ========
  Class B -- Offering price per share (a) ..................   $  10.16       $  10.79      $  12.67    $     9.73   $   9.73
                                                               ========       ========      ========    ==========   ========
  Class C -- Offering price per share (a) ..................   $  10.16                                 $     9.73
                                                               ========                                 ==========

------------

(a) Redemption price for Class B and Class C shares varies based on the length of time the shares are held.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                           DECEMBER 31, 2001
(Amounts in thousands, except per share amounts)
(Unaudited)

                                                              KENTUCKY     LOUISIANA    MICHIGAN       OHIO
                                                              MUNICIPAL    MUNICIPAL    MUNICIPAL    MUNICIPAL    WEST VIRGINIA
                                                                BOND         BOND         BOND         BOND         MUNICIPAL
                                                                FUND         FUND         FUND         FUND         BOND FUND
                                                              ---------    ---------    ---------    ---------    -------------
ASSETS:
Investments, at cost .......................................  $141,502     $142,361     $295,377     $221,684        $90,534
Unrealized appreciation (depreciation) from investments ....     5,428        4,910       12,374        7,829          4,958
                                                              --------     --------     --------     --------        -------
Investments, at value ......................................   146,930      147,271      307,751      229,513         95,492
Cash .......................................................       161           --           --           --             --
Interest and dividends receivable ..........................     2,237        2,145        3,220        2,388          1,164
Receivable for capital shares issued .......................         1          266          106           86             --
Prepaid expenses and other assets ..........................        --           --            1           --             --
                                                              --------     --------     --------     --------        -------
Total Assets ...............................................   149,329      149,682      311,078      231,987         96,656
                                                              --------     --------     --------     --------        -------
LIABILITIES:
Dividends payable ..........................................       575          542        1,166          824            395
Payable to brokers for investments purchased ...............        --           --        1,287           --             --
Payable for capital shares redeemed ........................         2           61           31           18             --
Accrued expenses and other payables:
    Investment advisory fees ...............................        51           51          105           77             33
    Administration fees ....................................        21           20           43           32             13
    Distribution fees ......................................        13           23           33           49              8
    Other ..................................................        61           69           17           75             56
                                                              --------     --------     --------     --------        -------
Total Liabilities ..........................................       723          766        2,682        1,075            505
                                                              --------     --------     --------     --------        -------
NET ASSETS:
Capital ....................................................   146,011      145,960      307,290      231,423         92,758
Undistributed (distributions in excess of) net investment
  income ...................................................        20           23           56           11             12
Accumulated undistributed net realized gains (losses) from
  investment transactions ..................................    (2,853)      (1,977)     (11,324)      (8,351)        (1,577)
Net unrealized appreciation (depreciation) from
  investments ..............................................     5,428        4,910       12,374        7,829          4,958
                                                              --------     --------     --------     --------        -------
Net Assets .................................................  $148,606     $148,916     $308,396     $230,912        $96,151
                                                              ========     ========     ========     ========        =======
NET ASSETS:
  Class I ..................................................  $124,791     $ 69,351     $218,887     $138,309        $81,982
  Class A ..................................................     9,654       67,433       64,080       39,039          6,164
  Class B ..................................................    14,161       12,132       25,429       53,564          8,005
                                                              --------     --------     --------     --------        -------
Total ......................................................  $148,606     $148,916     $308,396     $230,912        $96,151
                                                              ========     ========     ========     ========        =======
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
  Class I ..................................................    12,336        6,928       20,641       12,883          8,197
  Class A ..................................................       954        6,737        6,038        3,623            612
  Class B ..................................................     1,407        1,211        2,483        4,939            794
                                                              --------     --------     --------     --------        -------
Total ......................................................    14,697       14,876       29,162       21,445          9,603
                                                              ========     ========     ========     ========        =======
Net Asset Value
  Class I -- Offering and redemption price per share .......  $  10.12     $  10.01     $  10.60     $  10.74        $ 10.00
                                                              ========     ========     ========     ========        =======
  Class A -- Redemption price per share ....................  $  10.12     $  10.01     $  10.61     $  10.78        $ 10.08
                                                              ========     ========     ========     ========        =======
      Maximum sales charge .................................      4.50%        4.50%        4.50%        4.50%          4.50%
                                                              ========     ========     ========     ========        =======
      Maximum offering price per share (100%/(100%-maximum
        sales charge) of net asset value adjusted to the
        nearest cent) ......................................  $  10.60     $  10.48     $  11.11     $  11.29        $ 10.55
                                                              ========     ========     ========     ========        =======
  Class B -- Offering price per share (a) ..................  $  10.06     $  10.01     $  10.24     $  10.85        $ 10.08
                                                              ========     ========     ========     ========        =======

------------

(a) Redemption price for Class B shares varies based on the length of time the shares are held.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                      SIX MONTHS ENDED DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

                                                                                                                        ARIZONA
                                                              SHORT-TERM     INTERMEDIATE     TAX-FREE     MUNICIPAL   MUNICIPAL
                                                              MUNICIPAL        TAX-FREE         BOND        INCOME       BOND
                                                              BOND FUND       BOND FUND         FUND         FUND        FUND
                                                              ----------     ------------     --------     ---------   ---------
INVESTMENT INCOME:
Interest income ............................................    $3,549         $17,883        $16,807       $33,122     $4,662
Dividend income ............................................        67             200             78           322         12
                                                                ------         -------        -------       -------     ------
Total Income ...............................................     3,616          18,083         16,885        33,444      4,674
                                                                ------         -------        -------       -------     ------
EXPENSES:
Investment advisory fees ...................................       502           2,156          1,437         2,846        414
Administration fees ........................................       135             580            515         1,020        148
Distribution fees (Class A) ................................        27              72             89           302          6
Distribution fees (Class B) ................................        14              41             47           534          5
Distribution fees (Class C) ................................         8(a)           --             --           143         --
Custodian fees .............................................         4               7              6            22          3
Legal and audit fees .......................................         2               3              4             7          2
Trustees' fees and expenses ................................         1              --              3             8          1
Transfer agent fees ........................................         1               5              8            43          1
Registration and filing fees ...............................        17              13             16            30          6
Printing and mailing costs .................................         3               8             10            27          3
Organization costs .........................................         4              --             --            --         --
Other ......................................................         9              17             13            44         10
                                                                ------         -------        -------       -------     ------
Total expenses before waivers ..............................       727           2,902          2,148         5,026        599
Less waivers (b) ...........................................      (231)           (693)          (190)         (470)       (48)
                                                                ------         -------        -------       -------     ------
Net Expenses ...............................................       496           2,209          1,958         4,556        551
                                                                ------         -------        -------       -------     ------
Net Investment Income ......................................     3,120          15,874         14,927        28,888      4,123
                                                                ------         -------        -------       -------     ------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from investment transactions ...       133           3,645          1,235         2,287        853
Net change in unrealized appreciation (depreciation) from
  investments ..............................................      (260)         (6,607)        (3,813)       (9,858)    (1,325)
                                                                ------         -------        -------       -------     ------
Net realized/unrealized gains (losses) from investments ....      (127)         (2,962)        (2,578)       (7,571)      (472)
                                                                ------         -------        -------       -------     ------
Change in net assets resulting from operations .............    $2,993         $12,912        $12,349       $21,317     $3,651
                                                                ======         =======        =======       =======     ======

------------
(a) Period from commencement of operations on November 1, 2001.

(b) Waivers include voluntary and contractual fee reductions.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS                      SIX MONTHS ENDED DECEMBER 31, 2001
(Amounts in thousands)
(Unaudited)

                                                              KENTUCKY     LOUISIANA    MICHIGAN       OHIO      WEST VIRGINIA
                                                              MUNICIPAL    MUNICIPAL    MUNICIPAL    MUNICIPAL     MUNICIPAL
                                                              BOND FUND    BOND FUND    BOND FUND    BOND FUND     BOND FUND
                                                              ---------    ---------    ---------    ---------   -------------
INVESTMENT INCOME:
Interest income ............................................   $3,977       $3,790       $7,935       $5,888        $2,687
Dividend income ............................................       23           37           78           56             7
                                                               ------       ------       ------       ------        ------
Total Income ...............................................    4,000        3,827        8,013        5,944         2,694
                                                               ------       ------       ------       ------        ------
EXPENSES:
Investment advisory fees ...................................      345          446          701          687           227
Administration fees ........................................      124          120          251          185            81
Distribution fees (Class A) ................................       17          113          112           60            10
Distribution fees (Class B) ................................       72           59          112          260            39
Custodian fees .............................................        3            1            5            5             2
Legal and audit fees .......................................        3            2            2            3             2
Trustees' fees and expenses ................................        1            1            2            1             1
Transfer agent fees ........................................        6           12           10           18             2
Registration and filing fees ...............................        7            6           18           13             6
Printing and mailing costs .................................        3            3            5            5             2
Other ......................................................       14           11           13           16            10
                                                               ------       ------       ------       ------        ------
Total expenses before waivers ..............................      595          774        1,231        1,253           382
Less waivers (a) ...........................................      (50)        (187)        (129)        (289)          (32)
                                                               ------       ------       ------       ------        ------
Net Expenses ...............................................      545          587        1,102          964           350
                                                               ------       ------       ------       ------        ------
Net Investment Income ......................................    3,455        3,240        6,911        4,980         2,344
                                                               ------       ------       ------       ------        ------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from investment transactions ...       26           92           34           34            60
Net change in unrealized appreciation (depreciation) from
  investments ..............................................   (1,116)      (1,201)      (1,504)      (1,395)         (591)
                                                               ------       ------       ------       ------        ------
Net realized/unrealized gains (losses) from investments ....   (1,090)      (1,109)      (1,470)      (1,361)         (531)
                                                               ------       ------       ------       ------        ------
Change in net assets resulting from operations .............   $2,365       $2,131       $5,441       $3,619        $1,813
                                                               ======       ======       ======       ======        ======

------------
(a) Waivers include voluntary and contractual fee reductions.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                  SHORT-TERM MUNICIPAL        INTERMEDIATE TAX-FREE              TAX-FREE
                                                       BOND FUND                    BOND FUND                   BOND FUND
                                                ------------------------    -------------------------    ------------------------
                                                 SIX MONTHS       YEAR       SIX MONTHS       YEAR        SIX MONTHS       YEAR
                                                   ENDED         ENDED         ENDED          ENDED         ENDED         ENDED
                                                DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,     DECEMBER 31,    JUNE 30,
                                                    2001          2001          2001          2001           2001          2001
FROM INVESTMENT ACTIVITIES:                     ------------    --------    ------------    ---------    ------------    --------
OPERATIONS:                                     (UNAUDITED)                 (UNAUDITED)                  (UNAUDITED)
    Net investment income ....................    $  3,120      $  5,563      $ 15,874      $ 34,572       $ 14,927      $ 31,135
    Net realized gains (losses) from
      investment transactions ................         133           928         3,645         5,600          1,235         7,877
    Net change in unrealized appreciation
      (depreciation) from investments ........        (260)        1,470        (6,607)       23,212         (3,813)       21,778
                                                  --------      --------      --------      --------       --------      --------
Change in net assets resulting from
  operations .................................       2,993         7,961        12,912        63,384         12,349        60,790
                                                  --------      --------      --------      --------       --------      --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
    From net investment income ...............      (2,739)       (5,332)      (14,842)      (32,864)       (13,652)      (28,877)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income ...............        (290)         (198)         (856)       (1,588)        (1,143)       (1,900)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income ...............         (42)          (42)         (146)         (293)          (185)         (205)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
    From net investment income ...............         (29)(a)        --            --            --             --            --
                                                  --------      --------      --------      --------       --------      --------
Change in net assets from shareholder
  distributions ..............................      (3,100)       (5,572)      (15,844)      (34,745)       (14,980)      (30,982)
                                                  --------      --------      --------      --------       --------      --------
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions ...............................      57,228        23,054       (19,640)      (94,307)       (10,963)      (48,147)
                                                  --------      --------      --------      --------       --------      --------
Change in net assets .........................      57,121        25,443       (22,572)      (65,668)       (13,594)      (18,339)
NET ASSETS:
    Beginning of period ......................     145,948       120,505       711,406       777,074        628,413       646,752
                                                  --------      --------      --------      --------       --------      --------
    End of period ............................    $203,069      $145,948      $688,834      $711,406       $614,819      $628,413
                                                  ========      ========      ========      ========       ========      ========

                                                      MUNICIPAL                 ARIZONA MUNICIPAL           KENTUCKY MUNICIPAL
                                                     INCOME FUND                    BOND FUND                   BOND FUND
                                              --------------------------    -------------------------    ------------------------
                                               SIX MONTHS        YEAR        SIX MONTHS       YEAR        SIX MONTHS       YEAR
                                                 ENDED          ENDED          ENDED          ENDED         ENDED         ENDED
                                              DECEMBER 31,     JUNE 30,     DECEMBER 31,    JUNE 30,     DECEMBER 31,    JUNE 30,
                                                  2001           2001           2001          2001           2001          2001
FROM INVESTMENT ACTIVITIES:                   ------------    ----------    ------------    ---------    ------------    --------
OPERATIONS:                                   (UNAUDITED)                   (UNAUDITED)                  (UNAUDITED)
    Net investment income ..................   $   28,888     $   57,167      $  4,123      $  8,958       $  3,455      $  7,142
    Net realized gains (losses) from
      investment transactions ..............        2,287          4,784           853         1,781             26           409
    Net change in unrealized appreciation
      (depreciation) from investments ......       (9,858)        35,415        (1,325)        4,151         (1,116)        3,861
                                               ----------     ----------      --------      --------       --------      --------
Change in net assets resulting from
  operations ...............................       21,317         97,366         3,651        14,890          2,365        11,412
                                               ----------     ----------      --------      --------       --------      --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
    From net investment income .............      (22,420)       (45,316)       (4,038)       (8,781)        (2,991)       (6,183)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income .............       (3,790)        (7,212)          (71)         (117)          (206)         (410)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income .............       (2,032)        (3,820)          (16)          (29)          (267)         (520)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
    From net investment income .............         (578)          (713)           --            --             --            --
                                               ----------     ----------      --------      --------       --------      --------
Change in net assets from shareholder
  distributions ............................      (28,820)       (57,061)       (4,125)       (8,927)        (3,464)       (7,113)
                                               ----------     ----------      --------      --------       --------      --------
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions .............................       28,551         69,264        (2,883)      (25,207)          (316)         (536)
                                               ----------     ----------      --------      --------       --------      --------
Change in net assets .......................       21,048        109,569        (3,357)      (19,244)        (1,415)        3,763
NET ASSETS:
    Beginning of period ....................    1,218,436      1,108,867       179,613       198,857        150,021       146,258
                                               ----------     ----------      --------      --------       --------      --------
    End of period ..........................   $1,239,484     $1,218,436      $176,256      $179,613       $148,606      $150,021
                                               ==========     ==========      ========      ========       ========      ========

------------

(a) Period from commencement of operations on November 1, 2001.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                  LOUISIANA MUNICIPAL          MICHIGAN MUNICIPAL             OHIO MUNICIPAL
                                                       BOND FUND                    BOND FUND                   BOND FUND
                                                ------------------------    -------------------------    ------------------------
                                                 SIX MONTHS       YEAR       SIX MONTHS       YEAR        SIX MONTHS       YEAR
                                                   ENDED         ENDED         ENDED          ENDED         ENDED         ENDED
                                                DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,     DECEMBER 31,    JUNE 30,
                                                    2001          2001          2001          2001           2001          2001
                                                ------------    --------    ------------    ---------    ------------    --------
                                                (UNAUDITED)                 (UNAUDITED)                  (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income ....................    $  3,240      $  6,511      $  6,911      $ 13,430       $  4,980      $  9,770
    Net realized gains (losses) from
      investment transactions ................          92           240            34           239             34           (51)
    Net change in unrealized appreciation
      (depreciation) from investments ........      (1,201)        4,444        (1,504)       11,274         (1,395)        6,693
                                                  --------      --------      --------      --------       --------      --------
Change in net assets resulting from
  operations .................................       2,131        11,195         5,441        24,943          3,619        16,412
                                                  --------      --------      --------      --------       --------      --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
    From net investment income ...............      (1,644)       (3,554)       (5,114)      (10,861)        (3,282)       (6,445)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income ...............      (1,390)       (2,534)       (1,376)       (1,982)          (760)       (1,556)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income ...............        (214)         (392)         (438)         (523)          (957)       (1,744)
                                                  --------      --------      --------      --------       --------      --------
Change in net assets from shareholder
  distributions ..............................      (3,248)       (6,480)       (6,928)      (13,366)        (4,999)       (9,745)
                                                  --------      --------      --------      --------       --------      --------
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions ...............................       7,029        (9,984)       15,338         8,323         17,718         8,633
                                                  --------      --------      --------      --------       --------      --------
Change in net assets .........................       5,912        (5,269)       13,851        19,900         16,338        15,300
NET ASSETS:
    Beginning of period ......................     143,004       148,273       294,545       274,645        214,574       199,274
                                                  --------      --------      --------      --------       --------      --------
    End of period ............................    $148,916      $143,004      $308,396      $294,545       $230,912      $214,574
                                                  ========      ========      ========      ========       ========      ========

                                                WEST VIRGINIA MUNICIPAL
                                                       BOND FUND
                                                ------------------------
                                                 SIX MONTHS       YEAR
                                                   ENDED         ENDED
                                                DECEMBER 31,    JUNE 30,
                                                    2001          2001
                                                ------------    --------
                                                (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income ....................    $  2,344      $  4,764
    Net realized gains (losses) from
      investment transactions ................          60          (133)
    Net change in unrealized appreciation
      (depreciation) from investments ........        (591)        3,405
                                                  --------      --------
Change in net assets resulting from
  operations .................................       1,813         8,036
                                                  --------      --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
    From net investment income ...............      (2,078)       (4,248)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income ...............        (131)         (223)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income ...............        (151)         (265)
                                                  --------      --------
Change in net assets from shareholder
  distributions ..............................      (2,360)       (4,736)
                                                  --------      --------
CAPITAL TRANSACTIONS:
Change in net assets from capital
  transactions ...............................      (2,444)       (6,582)
                                                  --------      --------
Change in net assets .........................      (2,991)       (3,282)
NET ASSETS:
    Beginning of period ......................      99,142       102,424
                                                  --------      --------
    End of period ............................    $ 96,151      $ 99,142
                                                  ========      ========

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULES OF CAPITAL STOCK ACTIVITY
(Amounts in thousands)

                                           SHORT-TERM MUNICIPAL           INTERMEDIATE TAX-FREE                 TAX-FREE
                                                 BOND FUND                      BOND FUND                      BOND FUND
                                         -------------------------      -------------------------      --------------------------
                                          SIX MONTHS       YEAR          SIX MONTHS       YEAR          SIX MONTHS        YEAR
                                            ENDED          ENDED           ENDED          ENDED           ENDED          ENDED
                                         DECEMBER 31,    JUNE 30,       DECEMBER 31,    JUNE 30,       DECEMBER 31,     JUNE 30,
                                             2001          2001             2001          2001             2001           2001
                                         ------------    ---------      ------------    ---------      ------------    ----------
                                         (UNAUDITED)                    (UNAUDITED)                    (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
   Proceeds from shares issued ........   $  41,187      $  53,886       $  25,019      $  40,008       $   33,025     $   55,003
   Dividends reinvested ...............         492            866             622          1,014              571          1,177
   Cost of shares redeemed ............     (12,928)       (37,779)        (46,745)      (140,072)         (51,891)      (119,264)
                                          ---------      ---------       ---------      ---------       ----------     ----------
   Change in net assets from Class I
     capital transactions .............   $  28,751      $  16,973       $ (21,104)     $ (99,050)      $  (18,295)    $  (63,084)
                                          =========      =========       =========      =========       ==========     ==========
CLASS A SHARES:
   Proceeds from shares issued ........   $  24,327      $   6,992       $  10,690      $  13,285       $   10,455     $   48,916
   Dividends reinvested ...............         186            158             435            886              726          1,128
   Cost of shares redeemed ............      (4,151)        (1,852)        (10,300)        (9,395)          (7,312)       (38,729)
                                          ---------      ---------       ---------      ---------       ----------     ----------
   Change in net assets from Class A
     capital transactions .............   $  20,362      $   5,298       $     825      $   4,776       $    3,869     $   11,315
                                          =========      =========       =========      =========       ==========     ==========
CLASS B SHARES:
   Proceeds from shares issued ........   $   2,426      $     779       $   1,032      $     805       $    4,028     $    4,124
   Dividends reinvested ...............          31             35              85            190              130            136
   Cost of shares redeemed ............        (182)           (31)           (478)        (1,028)            (695)          (638)
                                          ---------      ---------       ---------      ---------       ----------     ----------
   Change in net assets from Class B
     capital transactions .............   $   2,275      $     783       $     639      $     (33)      $    3,463     $    3,622
                                          =========      =========       =========      =========       ==========     ==========
CLASS C SHARES:
   Proceeds from shares issued ........   $   8,102(a)
   Dividends reinvested ...............          14(a)
   Cost of shares redeemed ............      (2,276)(a)
                                          ---------
   Change in net assets from Class C
     capital transactions .............   $   5,840(a)
                                          =========
SHARE TRANSACTIONS:
CLASS I SHARES:
   Issued .............................       4,053          5,368           2,281          3,730            2,565          4,393
   Reinvested .........................          48             87              57             95               44             94
   Redeemed ...........................      (1,273)        (3,777)         (4,266)       (13,110)          (4,021)        (9,516)
                                          ---------      ---------       ---------      ---------       ----------     ----------
   Change in Class I Shares ...........       2,828          1,678          (1,928)        (9,285)          (1,412)        (5,029)
                                          =========      =========       =========      =========       ==========     ==========
CLASS A SHARES:
   Issued .............................       2,395            696             971          1,244              807          3,906
   Reinvested .........................          18             16              40             83               56             90
   Redeemed ...........................        (409)          (185)           (940)          (878)            (567)        (3,084)
                                          ---------      ---------       ---------      ---------       ----------     ----------
   Change in Class A Shares ...........       2,004            527              71            449              296            912
                                          =========      =========       =========      =========       ==========     ==========
CLASS B SHARES:
   Issued .............................         237             78              93             75              311            326
   Reinvested .........................           3              3               8             18               10             11
   Redeemed ...........................         (18)            (3)            (43)           (96)             (54)           (51)
                                          ---------      ---------       ---------      ---------       ----------     ----------
   Change in Class B Shares ...........         222             78              58             (3)             267            286
                                          =========      =========       =========      =========       ==========     ==========
CLASS C SHARES:
   Issued .............................         791(a)
   Reinvested .........................           1(a)
   Redeemed ...........................        (224)(a)
                                          ---------
   Change in Class C Shares ...........         568(a)
                                          =========

------------

(a) Period from commencement of operations on November 1, 2001.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULES OF CAPITAL STOCK ACTIVITY
(Amounts in thousands)

                                                    MUNICIPAL                 ARIZONA MUNICIPAL             KENTUCKY MUNICIPAL
                                                   INCOME FUND                    BOND FUND                     BOND FUND
                                            -------------------------      ------------------------      ------------------------
                                             SIX MONTHS       YEAR          SIX MONTHS       YEAR         SIX MONTHS       YEAR
                                               ENDED          ENDED           ENDED         ENDED           ENDED         ENDED
                                            DECEMBER 31,    JUNE 30,       DECEMBER 31,    JUNE 30,      DECEMBER 31,    JUNE 30,
                                                2001          2001             2001          2001            2001          2001
                                            ------------    ---------      ------------    --------      ------------    --------
                                            (UNAUDITED)                    (UNAUDITED)                   (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
   Proceeds from shares issued ...........    $ 57,510      $ 179,362        $  9,480      $ 11,465        $ 7,163       $ 21,755
   Dividends reinvested ..................       1,063          1,961               2            10             43             98
   Cost of shares redeemed ...............     (56,020)      (137,934)        (13,218)      (37,090)        (9,070)       (22,745)
                                              --------      ---------        --------      --------        -------       --------
   Change in net assets from Class I
     capital transactions ................    $  2,553      $  43,389        $ (3,736)     $(25,615)       $(1,864)      $   (892)
                                              ========      =========        ========      ========        =======       ========
CLASS A SHARES:
   Proceeds from shares issued ...........    $ 28,688      $  58,778        $  1,162      $  1,341        $   922       $  2,170
   Dividends reinvested ..................       3,073          5,819              20            28            155            311
   Cost of shares redeemed ...............     (28,364)       (48,019)           (364)       (1,090)          (245)        (2,057)
                                              --------      ---------        --------      --------        -------       --------
   Change in net assets from Class A
     capital transactions ................    $  3,397      $  16,578        $    818      $    279        $   832       $    424
                                              ========      =========        ========      ========        =======       ========
CLASS B SHARES:
   Proceeds from shares issued ...........    $ 12,083      $  16,625        $     38      $    165        $ 1,181       $  1,509
   Dividends reinvested ..................       1,461          2,701              11            19            183            352
   Cost of shares redeemed ...............      (5,553)       (12,177)            (14)          (55)          (648)        (1,929)
                                              --------      ---------        --------      --------        -------       --------
   Change in net assets from Class B
     capital transactions ................    $  7,991      $   7,149        $     35      $    129        $   716       $    (68)
                                              ========      =========        ========      ========        =======       ========
CLASS C SHARES:
   Proceeds from shares issued ...........    $ 17,288      $   7,577
   Dividends reinvested ..................         453            617
   Cost of shares redeemed ...............      (3,131)        (6,046)
                                              --------      ---------
   Change in net assets from Class C
     capital transactions ................    $ 14,610      $   2,148
                                              ========      =========
SHARE TRANSACTIONS:
CLASS I SHARES:
   Issued ................................       5,819         18,516             963         1,186            696          2,156
   Reinvested ............................         108            202              --(a)          1              4             10
   Redeemed ..............................      (5,667)       (14,221)         (1,339)       (3,831)          (881)        (2,259)
                                              --------      ---------        --------      --------        -------       --------
   Change in Class I Shares ..............         260          4,497            (376)       (2,644)          (181)           (93)
                                              ========      =========        ========      ========        =======       ========
CLASS A SHARES:
   Issued ................................       2,886          6,018             118           140             89            214
   Reinvested ............................         310            600               2             3             15             31
   Redeemed ..............................      (2,864)        (4,933)            (37)         (114)           (23)          (203)
                                              --------      ---------        --------      --------        -------       --------
   Change in Class A Shares ..............         332          1,685              83            29             81             42
                                              ========      =========        ========      ========        =======       ========
CLASS B SHARES:
   Issued ................................       1,220          1,707               3            18            115            149
   Reinvested ............................         147            279               1             2             18             35
   Redeemed ..............................        (561)        (1,260)             (1)           (6)           (63)          (193)
                                              --------      ---------        --------      --------        -------       --------
   Change in Class B Shares ..............         806            726               3            14             70             (9)
                                              ========      =========        ========      ========        =======       ========
CLASS C SHARES:
   Issued ................................       1,745            779
   Reinvested ............................          46             64
   Redeemed ..............................        (317)          (627)
                                              --------      ---------
   Change in Class C Shares ..............       1,474            216
                                              ========      =========

------------

(a) Amount is less than 1,000.

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULES OF CAPITAL STOCK ACTIVITY
(Amounts in thousands)

                                               LOUISIANA MUNICIPAL            MICHIGAN MUNICIPAL              OHIO MUNICIPAL
                                                    BOND FUND                     BOND FUND                     BOND FUND
                                             ------------------------      ------------------------      ------------------------
                                              SIX MONTHS       YEAR         SIX MONTHS       YEAR         SIX MONTHS       YEAR
                                                ENDED         ENDED           ENDED         ENDED           ENDED         ENDED
                                             DECEMBER 31,    JUNE 30,      DECEMBER 31,    JUNE 30,      DECEMBER 31,    JUNE 30,
                                                 2001          2001            2001          2001            2001          2001
                                             ------------    --------      ------------    --------      ------------    --------
                                             (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
   Proceeds from shares issued ............    $ 2,197       $ 10,834        $ 16,728      $ 28,207        $ 15,562      $ 24,089
   Dividends reinvested ...................         31             57             121           714              95           153
   Cost of shares redeemed ................     (5,066)       (20,989)        (15,946)      (53,528)        (11,495)      (19,790)
                                               -------       --------        --------      --------        --------      --------
   Change in net assets from Class I
     capital transactions .................    $(2,838)      $(10,098)       $    903      $(24,607)       $  4,162      $  4,452
                                               =======       ========        ========      ========        ========      ========
CLASS A SHARES:
   Proceeds from shares issued ............    $11,183       $ 11,035        $ 13,893      $ 43,322        $  9,859      $ 11,078
   Dividends reinvested ...................        743          1,562             759         1,208             611         1,332
   Cost of shares redeemed ................     (3,574)       (12,993)         (7,929)      (19,007)         (3,478)      (13,611)
                                               -------       --------        --------      --------        --------      --------
   Change in net assets from Class A
     capital transactions .................    $ 8,352       $   (396)       $  6,723      $ 25,523        $  6,992      $ (1,201)
                                               =======       ========        ========      ========        ========      ========
CLASS B SHARES:
   Proceeds from shares issued ............    $ 2,149       $  2,001        $  8,360      $  8,335        $  8,123      $  9,334
   Dividends reinvested ...................        127            284             325           377             761         1,360
   Cost of shares redeemed ................       (761)        (1,775)           (973)       (1,305)         (2,320)       (5,312)
                                               -------       --------        --------      --------        --------      --------
   Change in net assets from Class B
     capital transactions .................    $ 1,515       $    510        $  7,712      $  7,407        $  6,564      $  5,382
                                               =======       ========        ========      ========        ========      ========
SHARE TRANSACTIONS:
CLASS I SHARES:
   Issued .................................        215          1,087           1,552         2,677           1,423         2,242
   Reinvested .............................          3              6              11            68               9            14
   Redeemed ...............................       (498)        (2,113)         (1,476)       (5,082)         (1,057)       (1,852)
                                               -------       --------        --------      --------        --------      --------
   Change in Class I Shares ...............       (280)        (1,020)             87        (2,337)            375           404
                                               =======       ========        ========      ========        ========      ========
CLASS A SHARES:
   Issued .................................      1,093          1,098           1,285         4,095             900         1,030
   Reinvested .............................         73            157              70           115              56           125
   Redeemed ...............................       (350)        (1,310)           (735)       (1,787)           (318)       (1,255)
                                               -------       --------        --------      --------        --------      --------
   Change in Class A Shares ...............        816            (55)            620         2,423             638          (100)
                                               =======       ========        ========      ========        ========      ========
CLASS B SHARES:
   Issued .................................        211            200             801           814             736           858
   Reinvested .............................         12             28              31            37              69           126
   Redeemed ...............................        (75)          (179)            (94)         (128)           (210)         (492)
                                               -------       --------        --------      --------        --------      --------
   Change in Class B Shares ...............        148             49             738           723             595           492
                                               =======       ========        ========      ========        ========      ========

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
SCHEDULES OF CAPITAL STOCK ACTIVITY
(Amounts in thousands)

                                                               WEST VIRGINIA MUNICIPAL
                                                                      BOND FUND
                                                              --------------------------
                                                               SIX MONTHS        YEAR
                                                                 ENDED          ENDED
                                                              DECEMBER 31,     JUNE 30,
                                                                  2001           2001
                                                              ------------    ----------
                                                              (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
   Proceeds from shares issued .............................    $ 4,428        $  9,887
   Dividends reinvested ....................................          7              15
   Cost of shares redeemed .................................     (8,428)        (18,383)
                                                                -------        --------
   Change in net assets from Class I capital transactions...    $(3,993)       $ (8,481)
                                                                =======        ========
CLASS A SHARES:
   Proceeds from shares issued .............................    $   978        $  2,297
   Dividends reinvested ....................................         55              79
   Cost of shares redeemed .................................       (475)           (559)
                                                                -------        --------
   Change in net assets from Class A capital transactions...    $   558        $  1,817
                                                                =======        ========
CLASS B SHARES:
   Proceeds from shares issued .............................    $ 1,074        $    842
   Dividends reinvested ....................................        112             199
   Cost of shares redeemed .................................       (195)           (959)
                                                                -------        --------
   Change in net assets from Class B capital transactions...    $   991        $     82
                                                                =======        ========
SHARE TRANSACTIONS:
CLASS I SHARES:
   Issued ..................................................        433             986
   Reinvested ..............................................          1               2
   Redeemed ................................................       (827)         (1,847)
                                                                -------        --------
   Change in Class I Shares ................................       (393)           (859)
                                                                =======        ========
CLASS A SHARES:
   Issued ..................................................         96             229
   Reinvested ..............................................          6               8
   Redeemed ................................................        (46)            (56)
                                                                -------        --------
   Change in Class A Shares ................................         56             181
                                                                =======        ========
CLASS B SHARES:
   Issued ..................................................        104              83
   Reinvested ..............................................         11              20
   Redeemed ................................................        (19)            (96)
                                                                -------        --------
   Change in Class B Shares ................................         96               7
                                                                =======        ========

See notes to financial statements.

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                    INVESTMENT ACTIVITIES
                                                           ----------------------------------------
                                                                         NET REALIZED                     DISTRIBUTIONS
                                               NET ASSET                AND UNREALIZED                ---------------------
                                                VALUE,        NET           GAINS        TOTAL FROM      NET         NET
                                               BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT   INVESTMENT   REALIZED
                                               OF PERIOD     INCOME      INVESTMENTS     ACTIVITIES     INCOME      GAINS
                                               ---------   ----------   --------------   ----------   ----------   --------
SHORT-TERM MUNICIPAL BOND FUND (CLASS I)
Six Months Ended December 31, 2001
  (Unaudited)................................   $10.09       $0.19          $ 0.02         $ 0.21       $(0.19)     $   --
  Year Ended June 30, 2001...................     9.90        0.44            0.19           0.63        (0.44)         --
  Year Ended June 30, 2000...................    10.02        0.41           (0.12)          0.29        (0.41)         --
  Six Months Ended June 30, 1999 (d).........    10.16        0.19           (0.14)          0.05        (0.19)         --
  May 4, 1998 to December 31, 1998 (e).......    10.00        0.25            0.16           0.41        (0.25)         --
INTERMEDIATE TAX-FREE BOND FUND (CLASS I)
  Six Months Ended December 31, 2001
    (Unaudited)..............................    10.82        0.25           (0.05)          0.20        (0.25)         --
  Year Ended June 30, 2001...................    10.41        0.50            0.41           0.91        (0.50)         --
  Year Ended June 30, 2000...................    10.68        0.49           (0.27)          0.22        (0.49)         --
  Year Ended June 30, 1999...................    11.15        0.50           (0.30)          0.20        (0.50)      (0.17)
  Year Ended June 30, 1998...................    10.92        0.52            0.31           0.83        (0.52)      (0.08)
  Year Ended June 30, 1997...................    10.67        0.54            0.27           0.81        (0.54)      (0.02)
TAX-FREE BOND FUND (CLASS I)
  Six Months Ended December 31, 2001
    (Unaudited)..............................    12.72        0.31           (0.05)          0.26        (0.31)         --
  Year Ended June 30, 2001...................    12.15        0.61            0.57           1.18        (0.61)         --
  Year Ended June 30, 2000...................    12.44        0.60           (0.29)          0.31        (0.60)         --
  Six Months Ended June 30, 1999 (f).........    12.98        0.29           (0.52)         (0.23)       (0.30)      (0.01)
  Year Ended December 31, 1998...............    12.86        0.60            0.16           0.76        (0.61)      (0.03)
  Year Ended December 31, 1997...............    12.36        0.61            0.51           1.12        (0.62)         --
  Year Ended December 31, 1996...............    12.63        0.65           (0.20)          0.45        (0.61)      (0.01)
MUNICIPAL INCOME FUND (CLASS I)
  Six Months Ended December 31, 2001
    (Unaudited)..............................     9.80        0.23           (0.06)          0.17        (0.23)         --
  Year Ended June 30, 2001...................     9.46        0.48            0.34           0.82        (0.48)         --
  Year Ended June 30, 2000...................     9.92        0.48           (0.46)          0.02        (0.48)         --
  Year Ended June 30, 1999...................    10.11        0.50           (0.19)          0.31        (0.50)         --
  Year Ended June 30, 1998...................     9.84        0.51            0.27           0.78        (0.51)         --
  Year Ended June 30, 1997...................     9.66        0.53            0.18           0.71        (0.53)         --
ARIZONA MUNICIPAL BOND FUND (CLASS I)
  Six Months Ended December 31, 2001
    (Unaudited)..............................     9.75        0.22           (0.03)          0.19        (0.22)         --
  Year Ended June 30, 2001...................     9.46        0.46            0.29           0.75        (0.46)         --
  Year Ended June 30, 2000...................     9.74        0.46           (0.21)          0.25        (0.46)      (0.07)
  Year Ended June 30, 1999...................    10.15        0.46           (0.26)          0.20        (0.46)      (0.15)
  Year Ended June 30, 1998...................    10.06        0.49            0.16           0.65        (0.49)      (0.07)
  January 20, 1997 to June 30, 1997 (e)......    10.00        0.23            0.06           0.29        (0.23)         --

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Not annualized.

(c) Annualized.

(d) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Short Municipal Bond Fund became the Short-Term Municipal Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Short Municipal Bond Fund.

(e) Period from commencement of operations.

(f) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Municipal Bond Fund became the Tax-Free Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Municipal Bond Fund.

See notes to financial statements.

--------------------------------------------------------------------------------

                                                                                                     RATIOS/SUPPLEMENTARY DATA
                                                                                                   -----------------------------
                                                      DISTRIBUTIONS
                                               ----------------------------   NET ASSET                               RATIO OF
                                               IN EXCESS OF                    VALUE,                NET ASSETS,     EXPENSES TO
                                               NET REALIZED       TOTAL        END OF     TOTAL        END OF          AVERAGE
                                                  GAINS       DISTRIBUTIONS    PERIOD     RETURN   PERIOD (000'S)    NET ASSETS
                                               ------------   -------------   ---------   ------   ---------------   -----------
SHORT-TERM MUNICIPAL BOND FUND (CLASS I)
Six Months Ended December 31, 2001
 (Unaudited).................................     $   --         $(0.19)       $10.11      2.06%(b)     164,653         0.55%(c)
Year Ended June 30, 2001.....................         --          (0.44)        10.09      6.52         135,796         0.55
Year Ended June 30, 2000.....................         --          (0.41)         9.90      2.93         116,527         0.57
Six Months Ended June 30, 1999(d)............         --          (0.19)        10.02      0.50(b)      132,902         0.62(c)
May 4, 1998 to December 31, 1998(e)..........         --          (0.25)        10.16      4.15(b)      118,296         0.61(c)
INTERMEDIATE TAX-FREE BOND FUND (CLASS I)
Six Months Ended December 31, 2001
 (Unaudited).................................         --          (0.25)        10.77      1.89(b)      641,486         0.59(c)
Year Ended June 30, 2001.....................         --          (0.50)        10.82      8.85         665,256         0.59
Year Ended June 30, 2000.....................         --          (0.49)        10.41      2.19         737,277         0.59
Year Ended June 30, 1999.....................         --          (0.67)        10.68      1.71       1,013,839         0.59
Year Ended June 30, 1998.....................         --          (0.60)        11.15      7.74         493,686         0.60
Year Ended June 30, 1997.....................         --          (0.56)        10.92      7.76         451,089         0.58
TAX-FREE BOND FUND (CLASS I)
Six Months Ended December 31, 2001
 (Unaudited).................................         --          (0.31)        12.67      2.01(b)      553,821         0.58(c)
Year Ended June 30, 2001.....................         --          (0.61)        12.72      9.88         574,311         0.58
Year Ended June 30, 2000.....................         --          (0.60)        12.15      2.64         609,667         0.60
Six Months Ended June 30, 1999(f)............         --          (0.31)        12.44     (1.78)(b)     795,839         0.63(c)
Year Ended December 31, 1998.................         --          (0.64)        12.98      6.01         841,715         0.63
Year Ended December 31, 1997.................         --          (0.62)        12.86      9.32         355,814         0.60
Year Ended December 31, 1996.................      (0.10)         (0.72)        12.36      3.76         338,104         0.58
MUNICIPAL INCOME FUND (CLASS I)
Six Months Ended December 31, 2001
 (Unaudited).................................         --          (0.23)         9.74      1.87(b)      929,047         0.59(c)
Year Ended June 30, 2001.....................         --          (0.48)         9.80      8.77         931,851         0.58
Year Ended June 30, 2000.....................         --          (0.48)         9.46      0.32         857,118         0.57
Year Ended June 30, 1999.....................         --          (0.50)         9.92      3.06         744,647         0.57
Year Ended June 30, 1998.....................         --          (0.51)        10.11      8.09         617,885         0.57
Year Ended June 30, 1997.....................         --          (0.53)         9.84      7.49         408,577         0.57
ARIZONA MUNICIPAL BOND FUND (CLASS I)
Six Months Ended December 31, 2001
 (Unaudited).................................         --          (0.22)         9.72      2.08(b)      171,827         0.59(c)
Year Ended June 30, 2001.....................         --          (0.46)         9.75      7.92         176,004         0.59
Year Ended June 30, 2000.....................         --          (0.53)         9.46      2.66         195,753         0.60
Year Ended June 30, 1999.....................         --          (0.61)         9.74      1.94         233,360         0.61
Year Ended June 30, 1998.....................         --          (0.56)        10.15      6.58         248,590         0.59
January 20, 1997 to June 30, 1997(e).........         --          (0.23)        10.06      2.90(b)      255,755         0.59(c)

                                                       RATIOS/SUPPLEMENTARY DATA
                                               -----------------------------------------
                                               RATIO OF NET
                                                INVESTMENT     RATIO OF
                                                INCOME TO     EXPENSES TO
                                                 AVERAGE        AVERAGE      PORTFOLIO
                                                NET ASSETS    NET ASSETS*   TURNOVER (a)
                                               ------------   -----------   ------------
SHORT-TERM MUNICIPAL BOND FUND (CLASS I)
Six Months Ended December 31, 2001
 (Unaudited).................................      3.77%(c)      0.55%(c)       43.19%
Year Ended June 30, 2001.....................      4.43          0.55           89.29
Year Ended June 30, 2000.....................      4.09          0.67          113.70
Six Months Ended June 30, 1999(d)............      3.79(c)       0.80(c)        74.84
May 4, 1998 to December 31, 1998(e)..........      3.75(c)       0.70(c)        32.23
INTERMEDIATE TAX-FREE BOND FUND (CLASS I)
Six Months Ended December 31, 2001
 (Unaudited).................................      4.43(c)       0.60(c)        33.02
Year Ended June 30, 2001.....................      4.66          0.60           96.03
Year Ended June 30, 2000.....................      4.72          0.68           86.32
Year Ended June 30, 1999.....................      4.49          0.81          108.41
Year Ended June 30, 1998.....................      4.70          0.81          109.03
Year Ended June 30, 1997.....................      5.05          0.81           86.89
TAX-FREE BOND FUND (CLASS I)
Six Months Ended December 31, 2001
 (Unaudited).................................      4.68(c)       0.58(c)         5.53
Year Ended June 30, 2001.....................      4.86          0.58           33.81
Year Ended June 30, 2000.....................      4.96          0.62           44.41
Six Months Ended June 30, 1999(f)............      4.60(c)       0.66(c)        37.90
Year Ended December 31, 1998.................      4.61          0.63           22.05
Year Ended December 31, 1997.................      4.90          0.60           32.08
Year Ended December 31, 1996.................      4.79          0.68           64.51
MUNICIPAL INCOME FUND (CLASS I)
Six Months Ended December 31, 2001
 (Unaudited).................................      4.70(c)       0.59(c)        44.18
Year Ended June 30, 2001.....................      4.99          0.59           65.31
Year Ended June 30, 2000.....................      5.07          0.60          100.61
Year Ended June 30, 1999.....................      4.92          0.67           55.03
Year Ended June 30, 1998.....................      5.08          0.67           69.76
Year Ended June 30, 1997.....................      5.38          0.68           62.83
ARIZONA MUNICIPAL BOND FUND (CLASS I)
Six Months Ended December 31, 2001
 (Unaudited).................................      4.49(c)       0.59(c)         6.49
Year Ended June 30, 2001.....................      4.71          0.59           17.30
Year Ended June 30, 2000.....................      4.82          0.62           19.28
Year Ended June 30, 1999.....................      4.59          0.67           16.29
Year Ended June 30, 1998.....................      4.79          0.65           20.89
January 20, 1997 to June 30, 1997(e).........      5.09(c)       0.66(c)         5.66

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  INVESTMENT ACTIVITIES
                                                         ----------------------------------------
                                                                       NET REALIZED                     DISTRIBUTIONS
                                             NET ASSET                AND UNREALIZED                ---------------------
                                              VALUE,        NET           GAINS        TOTAL FROM      NET         NET
                                             BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT   INVESTMENT   REALIZED
                                             OF PERIOD     INCOME      INVESTMENTS     ACTIVITIES     INCOME      GAINS
                                             ---------   ----------   --------------   ----------   ----------   --------
KENTUCKY MUNICIPAL BOND FUND (CLASS I)
  Six Months Ended December 31, 2001
    (Unaudited)............................   $10.19       $0.24          $(0.07)        $ 0.17       $(0.24)     $   --
  Year Ended June 30, 2001.................     9.90        0.49            0.29           0.78        (0.49)         --
  Year Ended June 30, 2000.................    10.12        0.49           (0.22)          0.27        (0.49)         --
  Year Ended June 30, 1999.................    10.40        0.50           (0.28)          0.22        (0.50)         --
  Year Ended June 30, 1998.................    10.20        0.51            0.20           0.71        (0.51)         --
  Year Ended June 30, 1997.................    10.04        0.50            0.16           0.66        (0.50)         --
LOUISIANA MUNICIPAL BOND FUND (CLASS I)
  Six Months Ended December 31, 2001
    (Unaudited)............................    10.08        0.23           (0.07)          0.16        (0.23)         --
  Year Ended June 30, 2001.................     9.74        0.48            0.34           0.82        (0.48)         --
  Year Ended June 30, 2000.................     9.96        0.48           (0.21)          0.27        (0.48)      (0.01)
  Year Ended June 30, 1999.................    10.26        0.48           (0.28)          0.20        (0.48)      (0.02)
  Year Ended June 30, 1998.................    10.10        0.50            0.16           0.66        (0.50)         --
  Year Ended June 30, 1997.................     9.93        0.49            0.17           0.66        (0.49)         --
MICHIGAN MUNICIPAL BOND FUND (CLASS I)
  Six Months Ended December 31, 2001
    (Unaudited)............................    10.65        0.25           (0.05)          0.20        (0.25)         --
  Year Ended June 30, 2001.................    10.22        0.50            0.43           0.93        (0.50)         --
  Year Ended June 30, 2000.................    10.62        0.51           (0.38)          0.13        (0.51)      (0.02)
  Six Months Ended June 30, 1999 (d).......    11.03        0.25           (0.41)         (0.16)       (0.25)         --
  Year Ended December 31, 1998.............    10.93        0.50            0.13           0.63        (0.51)      (0.02)
  Year Ended December 31, 1997.............    10.48        0.51            0.45           0.96        (0.51)         --
  Year Ended December 31, 1996.............    10.60        0.49           (0.14)          0.35        (0.47)         --
OHIO MUNICIPAL BOND FUND (CLASS I)
  Six Months Ended December 31, 2001
    (Unaudited)............................    10.79        0.25           (0.05)          0.20        (0.25)         --
  Year Ended June 30, 2001.................    10.44        0.53            0.35           0.88        (0.53)         --
  Year Ended June 30, 2000.................    10.75        0.53           (0.31)          0.22        (0.53)         --
  Year Ended June 30, 1999.................    11.08        0.54           (0.33)          0.21        (0.54)         --
  Year Ended June 30, 1998.................    10.88        0.56            0.20           0.76        (0.56)         --
  Year Ended June 30, 1997.................    10.69        0.56            0.19           0.75        (0.56)         --
WEST VIRGINIA MUNICIPAL BOND FUND (CLASS I)
  Six Months Ended December 31, 2001
    (Unaudited)............................    10.06        0.25           (0.06)          0.19        (0.25)         --
  Year Ended June 30, 2001.................     9.73        0.48            0.33           0.81        (0.48)         --
  Year Ended June 30, 2000.................     9.96        0.49           (0.23)          0.26        (0.49)         --(e)
  Year Ended June 30, 1999.................    10.28        0.49           (0.31)          0.18        (0.49)      (0.01)
  Year Ended June 30, 1998.................    10.06        0.50            0.22           0.72        (0.50)         --
  January 20, 1997 to June 30, 1997 (f)....    10.00        0.22            0.06           0.28        (0.22)         --

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Not annualized.

(c) Annualized.

(d) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Michigan Municipal Bond Fund became the Michigan Municipal Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Michigan Municipal Bond Fund.

(e) Amount is less than $0.01.

(f) Period from commencement of operations.

See notes to financial statements.

--------------------------------------------------------------------------------

                                                                                               RATIOS/SUPPLEMENTARY DATA
                                                                                      --------------------------------------------
                                                                                            NET                       RATIO OF NET
                                               DISTRIBUTIONS   NET ASSET                  ASSETS,        RATIO OF      INVESTMENT
                                               -------------    VALUE,                    END OF        EXPENSES TO    INCOME TO
                                                   TOTAL        END OF     TOTAL          PERIOD          AVERAGE       AVERAGE
                                               DISTRIBUTIONS    PERIOD     RETURN         (000'S)       NET ASSETS     NET ASSETS
                                               -------------   ---------   ------     ---------------   -----------   ------------
KENTUCKY MUNICIPAL BOND FUND (CLASS I)
  Six Months Ended December 31, 2001
    (Unaudited)..............................     $(0.24)       $10.12      1.66%(b)      124,791          0.61%(c)       4.60%(c)
  Year Ended June 30, 2001...................      (0.49)        10.19      8.06          127,557          0.61           4.89
  Year Ended June 30, 2000...................      (0.49)         9.90      2.83          124,778          0.61           5.00
  Year Ended June 30, 1999...................      (0.50)        10.12      2.05          122,917          0.61           4.77
  Year Ended June 30, 1998...................      (0.51)        10.40      7.11          122,220          0.60           4.94
  Year Ended June 30, 1997...................      (0.50)        10.20      6.74          116,830          0.59           5.12
LOUISIANA MUNICIPAL BOND FUND (CLASS I)
  Six Months Ended December 31, 2001
    (Unaudited)..............................      (0.23)        10.01      1.60(b)        69,351          0.61(c)        4.53(c)
  Year Ended June 30, 2001...................      (0.48)        10.08      8.56           72,627          0.61           4.81
  Year Ended June 30, 2000...................      (0.49)         9.74      2.81           80,167          0.61           4.92
  Year Ended June 30, 1999...................      (0.50)         9.96      1.92          106,294          0.61           4.66
  Year Ended June 30, 1998...................      (0.50)        10.26      6.62           92,690          0.60           4.85
  Year Ended June 30, 1997...................      (0.49)        10.10      6.81          113,338          0.62           4.91
MICHIGAN MUNICIPAL BOND FUND (CLASS I)
  Six Months Ended December 31, 2001
    (Unaudited)..............................      (0.25)        10.60      1.83(b)       218,887          0.59(c)        4.55(c)
  Year Ended June 30, 2001...................      (0.50)        10.65      9.29          218,856          0.59           4.79
  Year Ended June 30, 2000...................      (0.53)        10.22      1.28          233,913          0.61           4.94
  Six Months Ended June 30, 1999(d)..........      (0.25)        10.62     (1.46)(b)      309,445          0.66(c)        4.60(c)
  Year Ended December 31, 1998...............      (0.53)        11.03      5.94          298,842          0.66           4.52
  Year Ended December 31, 1997...............      (0.51)        10.93      9.42           61,768          0.67           4.84
  Year Ended December 31, 1996...............      (0.47)        10.48      3.44           41,909          0.77           4.68
OHIO MUNICIPAL BOND FUND (CLASS I)
  Six Months Ended December 31, 2001
    (Unaudited)..............................      (0.25)        10.74      1.88(b)       138,309          0.60(c)        4.59(c)
  Year Ended June 30, 2001...................      (0.53)        10.79      8.63          134,934          0.60           4.99
  Year Ended June 30, 2000...................      (0.53)        10.44      2.20          126,362          0.60           5.10
  Year Ended June 30, 1999...................      (0.54)        10.75      1.84          160,493          0.56           4.86
  Year Ended June 30, 1998...................      (0.56)        11.08      7.13          149,890          0.54           5.09
  Year Ended June 30, 1997...................      (0.56)        10.88      7.22          133,172          0.54           5.24
WEST VIRGINIA MUNICIPAL BOND FUND (CLASS I)
Six Months Ended December 31, 2001
  (Unaudited)................................      (0.25)        10.00      1.83(b)        81,982          0.61(c)        4.74(c)
  Year Ended June 30, 2001...................      (0.48)        10.06      8.53           86,428          0.61           4.87
  Year Ended June 30, 2000...................      (0.49)         9.73      2.76           91,975          0.61           5.03
  Year Ended June 30, 1999...................      (0.50)         9.96      1.71           98,391          0.61           4.74
  Year Ended June 30, 1998...................      (0.50)        10.28      7.36          102,413          0.60           4.93
  January 20, 1997 to June 30, 1997(f).......      (0.22)        10.06      2.84(b)        96,270          0.59(c)        5.04(c)

                                               RATIOS/SUPPLEMENTARY DATA
                                               --------------------------

                                                RATIO OF
                                               EXPENSES TO
                                                 AVERAGE      PORTFOLIO
                                               NET ASSETS*   TURNOVER (a)
                                               -----------   ------------
KENTUCKY MUNICIPAL BOND FUND (CLASS I)
  Six Months Ended December 31, 2001
    (Unaudited)..............................     0.61%(c)       6.47%
  Year Ended June 30, 2001...................     0.61          16.70
  Year Ended June 30, 2000...................     0.65          21.82
  Year Ended June 30, 1999...................     0.71           6.30
  Year Ended June 30, 1998...................     0.69           5.81
  Year Ended June 30, 1997...................     0.72          13.30
LOUISIANA MUNICIPAL BOND FUND (CLASS I)
  Six Months Ended December 31, 2001
    (Unaudited)..............................     0.61(c)        7.13
  Year Ended June 30, 2001...................     0.61          11.08
  Year Ended June 30, 2000...................     0.71          17.27
  Year Ended June 30, 1999...................     0.85          19.67
  Year Ended June 30, 1998...................     0.83          12.03
  Year Ended June 30, 1997...................     0.84          17.39
MICHIGAN MUNICIPAL BOND FUND (CLASS I)
  Six Months Ended December 31, 2001
    (Unaudited)..............................     0.59(c)        0.83
  Year Ended June 30, 2001...................     0.59          17.30
  Year Ended June 30, 2000...................     0.63          33.34
  Six Months Ended June 30, 1999(d)..........     0.69(c)       10.60
  Year Ended December 31, 1998...............     0.67          23.33
  Year Ended December 31, 1997...............     0.73          37.84
  Year Ended December 31, 1996...............     0.85          24.49
OHIO MUNICIPAL BOND FUND (CLASS I)
  Six Months Ended December 31, 2001
    (Unaudited)..............................     0.61(c)        9.87
  Year Ended June 30, 2001...................     0.61          15.67
  Year Ended June 30, 2000...................     0.70          35.46
  Year Ended June 30, 1999...................     0.83          13.69
  Year Ended June 30, 1998...................     0.83          10.49
  Year Ended June 30, 1997...................     0.84           7.45
WEST VIRGINIA MUNICIPAL BOND FUND (CLASS I)
Six Months Ended December 31, 2001
  (Unaudited)................................     0.61(c)        6.03
  Year Ended June 30, 2001...................     0.61           7.91
  Year Ended June 30, 2000...................     0.65          24.67
  Year Ended June 30, 1999...................     0.71          15.24
  Year Ended June 30, 1998...................     0.72          16.69
  January 20, 1997 to June 30, 1997(f).......     0.67(c)        6.21

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                      INVESTMENT ACTIVITIES
                                                           --------------------------------------------
                                                                           NET REALIZED
                                               NET ASSET                  AND UNREALIZED
                                                VALUE,        NET             GAINS          TOTAL FROM
                                               BEGINNING   INVESTMENT      (LOSSES) ON       INVESTMENT
                                               OF PERIOD     INCOME        INVESTMENTS       ACTIVITIES
                                               ---------   ----------     --------------     ----------
SHORT-TERM MUNICIPAL BOND FUND (CLASS A)
  Six Months Ended December 31, 2001
    (Unaudited)..............................   $10.07       $0.17            $ 0.02           $ 0.19
  Year Ended June 30, 2001...................     9.87        0.42              0.20             0.62
  Year Ended June 30, 2001...................    10.01        0.38             (0.14)            0.24
  Six Months Ended June 30, 1999 (d).........    10.15        0.19             (0.15)            0.04
  May 4, 1998 to December 31, 1998 (e).......    10.00        0.22              0.16             0.38
INTERMEDIATE TAX-FREE BOND FUND (CLASS A)
  Six Months Ended December 31, 2001
    (Unaudited)..............................    10.81        0.23             (0.05)            0.18
  Year Ended June 30, 2001...................    10.41        0.48              0.40             0.88
  Year Ended June 30, 2000...................    10.67        0.47             (0.26)            0.21
  Year Ended June 30, 1999...................    11.14        0.47             (0.30)            0.17
  Year Ended June 30, 1998...................    10.91        0.50              0.31             0.81
  Year Ended June 30, 1997...................    10.67        0.51              0.26             0.77
TAX-FREE BOND FUND (CLASS A)
  Six Months Ended December 31, 2001
    (Unaudited)..............................    12.74        0.29             (0.06)            0.23
  Year Ended June 30, 2001...................    12.16        0.58              0.58             1.16
  Year Ended June 30, 2000...................    12.44        0.57             (0.28)            0.29
  Six Months Ended June 30, 1999 (f).........    12.99        0.28             (0.53)           (0.25)
  Year Ended December 31, 1998...............    12.87        0.55              0.17             0.72
  Year Ended December 31, 1997...............    12.36        0.56              0.54             1.10
  Year Ended December 31, 1996...............    12.64        0.59             (0.18)            0.41
MUNICIPAL INCOME FUND (CLASS A)
  Six Months Ended December 31, 2001
    (Unaudited)..............................     9.83        0.22             (0.05)            0.17
  Year Ended June 30, 2001...................     9.49        0.46              0.34             0.80
  Year Ended June 30, 2000...................     9.95        0.46             (0.46)              --
  Year Ended June 30, 1999...................    10.14        0.47             (0.19)            0.28
  Year Ended June 30, 1998...................     9.87        0.49              0.27             0.76
  Year Ended June 30, 1997...................     9.69        0.51              0.18             0.69
ARIZONA MUNICIPAL BOND FUND (CLASS A)
  Six Months Ended December 31, 2001
    (Unaudited)..............................     9.67        0.21             (0.04)            0.17
  Year Ended June 30, 2001...................     9.39        0.43              0.28             0.71
  Year Ended June 30, 2000...................     9.67        0.43             (0.21)            0.22
  Year Ended June 30, 1999...................    10.08        0.44             (0.26)            0.18
  Year Ended June 30, 1998...................     9.99        0.46              0.16             0.62
  January 20, 1997 to June 30, 1997 (e)......    10.00        0.15             (0.01)            0.14


                                                   DISTRIBUTIONS
                                               ---------------------
                                                  NET         NET
                                               INVESTMENT   REALIZED
                                                 INCOME      GAINS
                                               ----------   --------
SHORT-TERM MUNICIPAL BOND FUND (CLASS A)
  Six Months Ended December 31, 2001
    (Unaudited)..............................    $(0.17)     $   --
  Year Ended June 30, 2001...................     (0.42)         --
  Year Ended June 30, 2001...................     (0.38)         --
  Six Months Ended June 30, 1999 (d).........     (0.18)         --
  May 4, 1998 to December 31, 1998 (e).......     (0.23)         --
INTERMEDIATE TAX-FREE BOND FUND (CLASS A)
  Six Months Ended December 31, 2001
    (Unaudited)..............................     (0.23)         --
  Year Ended June 30, 2001...................     (0.48)         --
  Year Ended June 30, 2000...................     (0.47)         --
  Year Ended June 30, 1999...................     (0.47)      (0.17)
  Year Ended June 30, 1998...................     (0.50)      (0.08)
  Year Ended June 30, 1997...................     (0.51)      (0.02)
TAX-FREE BOND FUND (CLASS A)
  Six Months Ended December 31, 2001
    (Unaudited)..............................     (0.29)         --
  Year Ended June 30, 2001...................     (0.58)         --
  Year Ended June 30, 2000...................     (0.57)         --
  Six Months Ended June 30, 1999 (f).........     (0.29)      (0.01)
  Year Ended December 31, 1998...............     (0.57)      (0.03)
  Year Ended December 31, 1997...............     (0.59)         --
  Year Ended December 31, 1996...............     (0.58)      (0.01)
MUNICIPAL INCOME FUND (CLASS A)
  Six Months Ended December 31, 2001
    (Unaudited)..............................     (0.22)         --
  Year Ended June 30, 2001...................     (0.46)         --
  Year Ended June 30, 2000...................     (0.46)         --
  Year Ended June 30, 1999...................     (0.47)         --
  Year Ended June 30, 1998...................     (0.49)         --
  Year Ended June 30, 1997...................     (0.51)         --
ARIZONA MUNICIPAL BOND FUND (CLASS A)
  Six Months Ended December 31, 2001
    (Unaudited)..............................     (0.21)         --
  Year Ended June 30, 2001...................     (0.43)         --
  Year Ended June 30, 2000...................     (0.43)      (0.07)
  Year Ended June 30, 1999...................     (0.44)      (0.15)
  Year Ended June 30, 1998...................     (0.46)      (0.07)
  January 20, 1997 to June 30, 1997 (e)......     (0.15)         --

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Not annualized.

(c) Annualized.

(d) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Short Municipal Bond Fund became the Short-Term Municipal Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Short Municipal Bond Fund.

(e) Period from commencement of operations.

(f) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Municipal Bond Fund became the Tax-Free Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Municipal Bond Fund.

See notes to financial statements.

--------------------------------------------------------------------------------

                                                        DISTRIBUTIONS
                                               -------------------------------      NET ASSET          TOTAL
                                               IN EXCESS OF                          VALUE,           RETURN
                                               NET REALIZED          TOTAL           END OF          (EXCLUDES
                                                  GAINS          DISTRIBUTIONS       PERIOD        SALES CHARGE)
                                               ------------      -------------      ---------      -------------
SHORT-TERM MUNICIPAL BOND FUND (CLASS A)
Six Months Ended December 31, 2001
 (Unaudited).................................     $   --            $(0.17)          $10.09             1.93%(b)
Year Ended June 30, 2001.....................         --             (0.42)           10.07             6.38
Year Ended June 30, 2001.....................         --             (0.38)            9.87             2.47
Six Months Ended June 30, 1999 (d)...........         --             (0.18)           10.01             0.37(b)
May 4, 1998 to December 31, 1998 (e)
 (unaudited).................................         --             (0.23)           10.15             3.89(b)

INTERMEDIATE TAX-FREE BOND FUND (CLASS A)
Six Months Ended December 31, 2001
 (Unaudited).................................         --             (0.23)           10.76             1.65(b)
Year Ended June 30, 2001.....................         --             (0.48)           10.81             8.56
Year Ended June 30, 2000.....................         --             (0.47)           10.41             2.03
Year Ended June 30, 1999.....................         --             (0.64)           10.67             1.45
Year Ended June 30, 1998.....................         --             (0.58)           11.14             7.50
Year Ended June 30, 1997.....................         --             (0.53)           10.91             7.39

TAX-FREE BOND FUND (CLASS A)
Six Months Ended December 31, 2001
 (Unaudited).................................         --             (0.29)           12.68             1.79(b)
Year Ended June 30, 2001.....................         --             (0.58)           12.74             9.67
Year Ended June 30, 2000.....................         --             (0.57)           12.16             2.47
Six Months Ended June 30, 1999 (e)...........         --             (0.30)           12.44            (1.97)(b)
Year Ended December 31, 1998.................         --             (0.60)           12.99             5.74
Year Ended December 31, 1997.................         --             (0.59)           12.87             9.13
Year Ended December 31, 1996.................      (0.10)            (0.69)           12.36             3.36

MUNICIPAL INCOME FUND (CLASS A)
Six Months Ended December 31, 2001
 (Unaudited).................................         --             (0.22)            9.78             1.72(b)
Year Ended June 30, 2001.....................         --             (0.46)            9.83             8.56
Year Ended June 30, 2000.....................         --             (0.46)            9.49             0.06
Year Ended June 30, 1999.....................         --             (0.47)            9.95             2.80
Year Ended June 30, 1998.....................         --             (0.49)           10.14             7.84
Year Ended June 30, 1997.....................         --             (0.51)            9.87             7.24

ARIZONA MUNICIPAL BOND FUND (CLASS A)
Six Months Ended December 31, 2001
 (Unaudited).................................         --             (0.21)            9.63             1.87(b)
Year Ended June 30, 2001.....................         --             (0.43)            9.67             7.72
Year Ended June 30, 2000.....................         --             (0.50)            9.39             2.43
Year Ended June 30, 1999.....................         --             (0.59)            9.67             1.69
Year Ended June 30, 1998.....................         --             (0.53)           10.08             6.30
January 20, 1997 to June 30, 1997 (f)........         --             (0.15)            9.99             1.40(b)

                                                                          RATIOS/SUPPLEMENTARY DATA
                                               --------------------------------------------------------------------------------
                                                                                RATIO OF NET
                                               NET ASSETS,       RATIO OF        INVESTMENT        RATIO OF
                                                 END OF          EXPENSES        INCOME TO         EXPENSES
                                                 PERIOD         TO AVERAGE        AVERAGE         TO AVERAGE        PORTFOLIO
                                                 (000'S)        NET ASSETS       NET ASSETS       NET ASSETS*      TURNOVER (a)
                                               -----------      ----------      ------------      -----------      ------------
SHORT-TERM MUNICIPAL BOND FUND (CLASS A)
Six Months Ended December 31, 2001
 (Unaudited).................................  $ 28,650            0.80%(c)         3.49%(c)         0.80%(c)          43.19%
Year Ended June 30, 2001.....................     8,423            0.80             4.13             0.80              89.29
Year Ended June 30, 2001.....................     3,053            0.82             3.91             0.94             113.70
Six Months Ended June 30, 1999 (d)...........     1,843            0.86(c)          3.48(c)          1.16(c)           74.84
May 4, 1998 to December 31, 1998 (e)
 (unaudited).................................       559            0.86(c)          3.53(c)          0.99(c)           32.23
INTERMEDIATE TAX-FREE BOND FUND (CLASS A)
Six Months Ended December 31, 2001
 (Unaudited).................................    38,900            0.84(c)          4.19(c)          0.85(c)           33.02
Year Ended June 30, 2001.....................    38,293            0.84             4.42             0.85              96.03
Year Ended June 30, 2000.....................    32,200            0.84             4.48             0.97              86.32
Year Ended June 30, 1999.....................    34,725            0.84             4.28             1.16             108.41
Year Ended June 30, 1998.....................    14,515            0.85             4.45             1.16             109.03
Year Ended June 30, 1997.....................     8,457            0.83             4.75             1.15              86.89
TAX-FREE BOND FUND (CLASS A)
Six Months Ended December 31, 2001
 (Unaudited).................................    50,392            0.83(c)          4.43(c)          0.83(c)            5.53
Year Ended June 30, 2001.....................    46,849            0.83             4.59             0.83              33.81
Year Ended June 30, 2000.....................    33,629            0.85             4.72             0.91              44.41
Six Months Ended June 30, 1999 (e)...........    38,253            0.87(c)          4.34(c)          0.95(c)           37.90
Year Ended December 31, 1998.................    47,176            0.88             4.36             0.88              22.05
Year Ended December 31, 1997.................    34,729            0.85             4.65             0.85              32.08
Year Ended December 31, 1996.................    29,352            0.83             4.54             0.89              64.51
MUNICIPAL INCOME FUND (CLASS A)
Six Months Ended December 31, 2001
 (Unaudited).................................   168,460            0.84(c)          4.46(c)          0.84(c)           44.18
Year Ended June 30, 2001.....................   166,096            0.83             4.74             0.84              65.31
Year Ended June 30, 2000.....................   144,335            0.82             4.79             0.89             100.61
Year Ended June 30, 1999.....................   188,143            0.82             4.62             1.01              55.03
Year Ended June 30, 1998.....................   101,805            0.82             4.83             1.02              69.76
Year Ended June 30, 1997.....................    41,829            0.82             5.13             1.03              62.83
ARIZONA MUNICIPAL BOND FUND (CLASS A)
Six Months Ended December 31, 2001
 (Unaudited).................................     3,534            0.84(c)          4.24(c)          0.84(c)            6.49
Year Ended June 30, 2001.....................     2,746            0.84             4.46             0.84              17.30
Year Ended June 30, 2000.....................     2,391            0.86             4.64             0.91              19.28
Year Ended June 30, 1999.....................     1,799            0.86             4.37             1.02              16.29
Year Ended June 30, 1998.....................     1,321            0.84             4.53             1.01              20.89
January 20, 1997 to June 30, 1997 (f)........     1,500            0.85(c)          4.90(c)          0.96(c)            5.66

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                      INVESTMENT ACTIVITIES
                                                           --------------------------------------------
                                                                           NET REALIZED
                                               NET ASSET                  AND UNREALIZED
                                                VALUE,        NET             GAINS          TOTAL FROM
                                               BEGINNING   INVESTMENT      (LOSSES) ON       INVESTMENT
                                               OF PERIOD     INCOME        INVESTMENTS       ACTIVITIES
                                               ---------   ----------     --------------     ----------
KENTUCKY MUNICIPAL BOND FUND (CLASS A)
  Six Months Ended December 31, 2001
    (Unaudited)..............................   $10.20       $0.23            $(0.08)          $ 0.15
  Year Ended June 30, 2001...................     9.90        0.47              0.30             0.77
  Year Ended June 30, 2000...................    10.13        0.47             (0.23)            0.24
  Year Ended June 30, 1999...................    10.41        0.47             (0.28)            0.19
  Year Ended June 30, 1998...................    10.21        0.49              0.20             0.69
  Year Ended June 30, 1997...................    10.05        0.48              0.16             0.64
LOUISIANA MUNICIPAL BOND FUND (CLASS A)
  Six Months Ended December 31, 2001
    (Unaudited)..............................   $10.08        0.22             (0.07)            0.15
  Year Ended June 30, 2001...................     9.74        0.45              0.34             0.79
  Year Ended June 30, 2000...................     9.96        0.46             (0.21)            0.25
  Year Ended June 30, 1999...................    10.26        0.45             (0.28)            0.17
  Year Ended June 30, 1998...................    10.10        0.47              0.16             0.63
  Year Ended June 30, 1997...................     9.93        0.47              0.17             0.64
MICHIGAN MUNICIPAL BOND FUND (CLASS A)
  Six Months Ended December 31, 2001
    (Unaudited)..............................   $10.65        0.23             (0.04)            0.19
  Year Ended June 30, 2001...................    10.22        0.47              0.43             0.90
  Year Ended June 30, 2000...................    10.63        0.48             (0.39)            0.09
  Six Months Ended June 30, 1999 (d).........    11.03        0.24             (0.40)           (0.16)
  Year Ended December 31, 1998...............    10.93        0.47              0.13             0.60
  Year Ended December 31, 1997...............    10.48        0.49              0.44             0.93
  Year Ended December 31, 1996...............    10.60        0.48             (0.14)            0.34
OHIO MUNICIPAL BOND FUND (CLASS A)
  Six Months Ended December 31, 2001
    (Unaudited)..............................   $10.82        0.24             (0.04)            0.20
  Year Ended June 30, 2001...................    10.47        0.51              0.35             0.86
  Year Ended June 30, 2000...................    10.78        0.51             (0.31)            0.20
  Year Ended June 30, 1999...................    11.11        0.51             (0.33)            0.18
  Year Ended June 30, 1998...................    10.91        0.54              0.20             0.74
  Year Ended June 30, 1997...................    10.72        0.54              0.19             0.73
WEST VIRGINIA MUNICIPAL BOND FUND (CLASS A)
  Six Months Ended December 31, 2001
    (Unaudited)..............................   $10.14        0.23             (0.06)            0.17
  Year Ended June 30, 2001...................     9.81        0.46              0.33             0.79
  Year Ended June 30, 2000...................    10.03        0.46             (0.22)            0.24
  Year Ended June 30, 1999...................    10.36        0.47             (0.32)            0.15
  Year Ended June 30, 1998...................    10.15        0.48              0.21             0.69
  January 20, 1997 to June 30, 1997 (f)......    10.00        0.16              0.15             0.31


                                                   DISTRIBUTIONS
                                               ---------------------
                                                  NET         NET
                                               INVESTMENT   REALIZED
                                                 INCOME      GAINS
                                               ----------   --------
KENTUCKY MUNICIPAL BOND FUND (CLASS A)
  Six Months Ended December 31, 2001
    (Unaudited)..............................    $(0.23)     $   --
  Year Ended June 30, 2001...................     (0.47)         --
  Year Ended June 30, 2000...................     (0.47)         --
  Year Ended June 30, 1999...................     (0.47)         --
  Year Ended June 30, 1998...................     (0.49)         --
  Year Ended June 30, 1997...................     (0.48)         --
LOUISIANA MUNICIPAL BOND FUND (CLASS A)
  Six Months Ended December 31, 2001
    (Unaudited)..............................     (0.22)         --
  Year Ended June 30, 2001...................     (0.45)         --
  Year Ended June 30, 2000...................     (0.46)      (0.01)
  Year Ended June 30, 1999...................     (0.45)      (0.02)
  Year Ended June 30, 1998...................     (0.47)         --
  Year Ended June 30, 1997...................     (0.47)         --
MICHIGAN MUNICIPAL BOND FUND (CLASS A)
  Six Months Ended December 31, 2001
    (Unaudited)..............................     (0.23)         --
  Year Ended June 30, 2001...................     (0.47)         --
  Year Ended June 30, 2000...................     (0.48)      (0.02)
  Six Months Ended June 30, 1999 (d).........     (0.24)         --
  Year Ended December 31, 1998...............     (0.48)      (0.02)
  Year Ended December 31, 1997...............     (0.48)         --
  Year Ended December 31, 1996...............     (0.46)         --
OHIO MUNICIPAL BOND FUND (CLASS A)
  Six Months Ended December 31, 2001
    (Unaudited)..............................     (0.24)         --
  Year Ended June 30, 2001...................     (0.51)         --
  Year Ended June 30, 2000...................     (0.51)         --
  Year Ended June 30, 1999...................     (0.51)         --
  Year Ended June 30, 1998...................     (0.54)         --
  Year Ended June 30, 1997...................     (0.54)         --
WEST VIRGINIA MUNICIPAL BOND FUND (CLASS A)
  Six Months Ended December 31, 2001
    (Unaudited)..............................     (0.23)         --
  Year Ended June 30, 2001...................     (0.46)         --
  Year Ended June 30, 2000...................     (0.46)         --(e)
  Year Ended June 30, 1999...................     (0.47)      (0.01)
  Year Ended June 30, 1998...................     (0.48)         --
  January 20, 1997 to June 30, 1997 (f)......     (0.16)         --

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Not annualized.

(c) Annualized.

(d) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Michigan Municipal Bond Fund became the Michigan Municipal Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Michigan Municipal Bond Fund.

(e) Amount is less than $0.01.

(f) Period from commencement of operations.

--------------------------------------------------------------------------------

                                                                                                  RATIOS/SUPPLEMENTARY DATA
                                                                                                 ---------------------------
                                                                                                    NET
                                               DISTRIBUTIONS     NET ASSET         TOTAL          ASSETS,        RATIO OF
                                               -------------      VALUE,          RETURN           END OF        EXPENSES
                                                   TOTAL          END OF         (EXCLUDES         PERIOD       TO AVERAGE
                                               DISTRIBUTIONS      PERIOD       SALES CHARGE)      (000'S)       NET ASSETS
                                               -------------     ---------     -------------     ----------     ----------
KENTUCKY MUNICIPAL BOND FUND (CLASS A)
Six Months Ended December 31, 2001
 (Unaudited).................................     $(0.23)         $10.12            1.42%(b)      $  9,654         0.86%(c)
Year Ended June 30, 2001.....................      (0.47)          10.20            7.90             8,906         0.86
Year Ended June 30, 2000.....................      (0.47)           9.90            2.47             8,230         0.86
Year Ended June 30, 1999.....................      (0.47)          10.13            1.79            10,075         0.86
Year Ended June 30, 1998.....................      (0.49)          10.41            6.86             7,899         0.85
Year Ended June 30, 1997.....................      (0.48)          10.21            6.46             5,554         0.84
LOUISIANA MUNICIPAL BOND FUND (CLASS A)
Six Months Ended December 31, 2001
 (Unaudited).................................      (0.22)          10.01            1.47(b)         67,433         0.86(c)
Year Ended June 30, 2001.....................      (0.45)          10.08            8.28            59,662         0.86
Year Ended June 30, 2000.....................      (0.47)           9.74            2.55            58,225         0.86
Year Ended June 30, 1999.....................      (0.47)           9.96            1.67            75,958         0.86
Year Ended June 30, 1998.....................      (0.47)          10.26            6.35            47,078         0.85
Year Ended June 30, 1997.....................      (0.47)          10.10            6.55            48,498         0.87
MICHIGAN MUNICIPAL BOND FUND (CLASS A)
Six Months Ended December 31, 2001
 (Unaudited).................................      (0.23)          10.61            1.80(b)         64,080         0.84(c)
Year Ended June 30, 2001.....................      (0.47)          10.65            9.00            57,728         0.84
Year Ended June 30, 2000.....................      (0.50)          10.22            0.93            30,626         0.86
Six Months Ended June 30, 1999(d)............      (0.24)          10.63           (1.47)(b)        22,217         0.88(c)
Year Ended December 31, 1998.................      (0.50)          11.03            5.61            22,876         0.91
Year Ended December 31, 1997.................      (0.48)          10.93            9.15            18,687         0.92
Year Ended December 31, 1996.................      (0.46)          10.48            3.32            18,575         0.88
OHIO MUNICIPAL BOND FUND (CLASS A)
Six Months Ended December 31, 2001
 (Unaudited).................................      (0.24)          10.78            1.70(b)         39,039         0.85(c)
Year Ended June 30, 2001.....................      (0.51)          10.82            8.32            32,308         0.85
Year Ended June 30, 2000.....................      (0.51)          10.47            1.94            32,307         0.85
Year Ended June 30, 1999.....................      (0.51)          10.78            1.59            26,876         0.81
Year Ended June 30, 1998.....................      (0.54)          11.11            6.87            17,297         0.79
Year Ended June 30, 1997.....................      (0.54)          10.91            6.95            16,114         0.79
WEST VIRGINIA MUNICIPAL BOND FUND (CLASS A)
Six Months Ended December 31, 2001
 (Unaudited).................................      (0.23)          10.08            1.67(b)          6,164         0.86(c)
Year Ended June 30, 2001.....................      (0.46)          10.14            8.19             5,639         0.86
Year Ended June 30, 2000.....................      (0.46)           9.81            2.59             3,677         0.86
Year Ended June 30, 1999.....................      (0.48)          10.03            1.37             3,570         0.85
Year Ended June 30, 1998.....................      (0.48)          10.36            6.98             2,024         0.85
January 20, 1997 to June 30, 1997(f).........      (0.16)          10.15            3.08(b)            808         0.84(c)

                                                         RATIOS/SUPPLEMENTARY DATA
                                               ---------------------------------------------
                                               RATIO OF NET
                                                INVESTMENT       RATIO OF
                                                INCOME TO        EXPENSES
                                                 AVERAGE        TO AVERAGE       PORTFOLIO
                                                NET ASSETS      NET ASSETS*     TURNOVER (a)
                                               ------------     -----------     ------------
KENTUCKY MUNICIPAL BOND FUND (CLASS A)
Six Months Ended December 31, 2001
 (Unaudited).................................      4.36%(c)        0.86%(c)         6.47%
Year Ended June 30, 2001.....................      4.64            0.86            16.70
Year Ended June 30, 2000.....................      4.74            0.94            21.82
Year Ended June 30, 1999.....................      4.50            1.06             6.30
Year Ended June 30, 1998.....................      4.69            1.04             5.81
Year Ended June 30, 1997.....................      4.66            1.04            13.30
LOUISIANA MUNICIPAL BOND FUND (CLASS A)
Six Months Ended December 31, 2001
 (Unaudited).................................      4.28(c)         0.86(c)          7.13
Year Ended June 30, 2001.....................      4.56            0.86            11.08
Year Ended June 30, 2000.....................      4.67            1.00            17.27
Year Ended June 30, 1999.....................      4.40            1.20            19.67
Year Ended June 30, 1998.....................      4.60            1.18            12.03
Year Ended June 30, 1997.....................      4.66            1.19            17.39
MICHIGAN MUNICIPAL BOND FUND (CLASS A)
Six Months Ended December 31, 2001
 (Unaudited).................................      4.30(c)         0.84(c)          0.83
Year Ended June 30, 2001.....................      4.51            0.84            17.30
Year Ended June 30, 2000.....................      4.72            0.91            33.34
Six Months Ended June 30, 1999(d)............      4.35(c)         0.96(c)         10.60
Year Ended December 31, 1998.................      4.27            0.92            23.33
Year Ended December 31, 1997.................      4.59            0.98            37.84
Year Ended December 31, 1996.................      4.57            0.96            24.49
OHIO MUNICIPAL BOND FUND (CLASS A)
Six Months Ended December 31, 2001
 (Unaudited).................................      4.35(c)         0.86(c)          9.87
Year Ended June 30, 2001.....................      4.74            0.86            15.67
Year Ended June 30, 2000.....................      4.84            0.98            35.46
Year Ended June 30, 1999.....................      4.57            1.18            13.69
Year Ended June 30, 1998.....................      4.83            1.18            10.49
Year Ended June 30, 1997.....................      4.96            1.19             7.45
WEST VIRGINIA MUNICIPAL BOND FUND (CLASS A)
Six Months Ended December 31, 2001
 (Unaudited).................................      4.49(c)         0.86(c)          6.03
Year Ended June 30, 2001.....................      4.60            0.86             7.91
Year Ended June 30, 2000.....................      4.74            0.93            24.67
Year Ended June 30, 1999.....................      4.42            1.05            15.24
Year Ended June 30, 1998.....................      4.68            1.07            16.69
January 20, 1997 to June 30, 1997(f).........      4.94(c)         0.97(c)          6.21

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                    INVESTMENT ACTIVITIES
                                                           ----------------------------------------
                                                                         NET REALIZED                     DISTRIBUTIONS
                                               NET ASSET                AND UNREALIZED                ---------------------
                                                VALUE,        NET           GAINS        TOTAL FROM      NET         NET
                                               BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT   INVESTMENT   REALIZED
                                               OF PERIOD     INCOME      INVESTMENTS     ACTIVITIES     INCOME      GAINS
                                               ---------   ----------   --------------   ----------   ----------   --------
SHORT-TERM MUNICIPAL BOND FUND (CLASS B)
  Six Months Ended December 31, 2001
    (Unaudited)..............................   $10.14       $0.15          $ 0.02         $ 0.17       $(0.15)     $   --
  Year Ended June 30, 2001...................     9.94        0.36            0.20           0.56        (0.36)         --
  Year Ended June 30, 2000...................    10.05        0.31           (0.11)          0.20        (0.31)         --
  Six Months Ended June 30, 1999 (d).........    10.19        0.15           (0.14)          0.01        (0.15)         --
  May 4, 1998 to December 31, 1998 (e).......    10.00        0.13            0.21           0.34        (0.15)         --
INTERMEDIATE TAX-FREE BOND FUND (CLASS B)
  Six Months Ended December 31, 2001
    (Unaudited)..............................    10.84        0.20           (0.05)          0.15        (0.20)         --
  Year Ended June 30, 2001...................    10.44        0.41            0.40           0.81        (0.41)         --
  Year Ended June 30, 2000...................    10.69        0.40           (0.25)          0.15        (0.40)         --
  Year Ended June 30, 1999...................    11.16        0.40           (0.30)          0.10        (0.40)      (0.17)
  Year Ended June 30, 1998...................    10.93        0.43            0.31           0.74        (0.43)      (0.08)
  Year Ended June 30, 1997...................    10.68        0.45            0.27           0.72        (0.45)      (0.02)
TAX-FREE BOND FUND (CLASS B)
  Six Months Ended December 31, 2001
    (Unaudited)..............................    12.72        0.25           (0.05)          0.20        (0.25)         --
  Year Ended June 30, 2001...................    12.16        0.50            0.56           1.06        (0.50)         --
  Year Ended June 30, 2000...................    12.44        0.49           (0.28)          0.21        (0.49)         --
  Six Months Ended June 30, 1999 (f).........    12.99        0.23           (0.53)         (0.30)       (0.24)      (0.01)
  Year Ended December 31, 1998...............    12.86        0.45            0.18           0.63        (0.47)      (0.03)
  Year Ended December 31, 1997...............    12.36        0.46            0.54           1.00        (0.50)         --
  Year Ended December 31, 1996...............    12.65        0.52           (0.21)          0.31        (0.49)      (0.01)
MUNICIPAL INCOME FUND (CLASS B)
  Six Months Ended December 31, 2001
    (Unaudited)..............................     9.79        0.19           (0.06)          0.13        (0.19)         --
  Year Ended June 30, 2001...................     9.45        0.40            0.34           0.74        (0.40)         --
  Year Ended June 30, 2000...................     9.91        0.40           (0.46)         (0.06)       (0.40)         --
  Year Ended June 30, 1999...................    10.10        0.41           (0.19)          0.22        (0.41)         --
  Year Ended June 30, 1998...................     9.84        0.42            0.26           0.68        (0.42)         --
  Year Ended June 30, 1997...................     9.66        0.44            0.18           0.62        (0.44)         --
ARIZONA MUNICIPAL BOND FUND (CLASS B)
  Six Months Ended December 31, 2001
    (Unaudited)..............................     9.75        0.18           (0.02)          0.16        (0.18)         --
  Year Ended June 30, 2001...................     9.46        0.37            0.29           0.66        (0.37)         --
  Year Ended June 30, 2000...................     9.75        0.37           (0.22)          0.15        (0.37)      (0.07)
  Year Ended June 30, 1999...................    10.16        0.37           (0.26)          0.11        (0.37)      (0.15)
  Year Ended June 30, 1998...................    10.09        0.13            0.14           0.27        (0.13)      (0.07)
  January 20, 1997 to June 30, 1997 (e)......    10.00          --            0.09           0.09           --          --

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Not annualized.

(c) Annualized.

(d) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Short Municipal Bond Fund became the Short-Term Municipal Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Short Municipal Bond Fund.

(e) Period from commencement of operations.

(f) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Municipal Bond Fund became the Tax-Free Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Municipal Bond Fund.

(g) Amount is less than $1,000.

(h) Since net assets are less than $1,000, ratios have not been presented.

See notes to financial statements.

--------------------------------------------------------------------------------

                                                             DISTRIBUTIONS
                                                    -------------------------------      NET ASSET          TOTAL
                                                    IN EXCESS OF                          VALUE,           RETURN
                                                    NET REALIZED          TOTAL           END OF          (EXCLUDES
                                                       GAINS          DISTRIBUTIONS       PERIOD        SALES CHARGE)
                                                    ------------      -------------      ---------      -------------
SHORT-TERM MUNICIPAL BOND FUND (CLASS B)
Six Months Ended December 31, 2001 (Unaudited)....     $   --            $(0.15)          $10.16            1.67(b)
Year Ended June 30, 2001..........................         --             (0.36)           10.14            5.76
Year Ended June 30, 2000..........................         --             (0.31)            9.94            2.08
Six Months Ended June 30, 1999 (d)................         --             (0.15)           10.05            0.11(b)
May 4, 1998 to December 31, 1998 (e) (unaudited)..         --             (0.15)           10.19            3.48(b)

INTERMEDIATE TAX-FREE BOND FUND (CLASS B)
Six Months Ended December 31, 2001 (Unaudited)....         --             (0.20)           10.79            1.33(b)
Year Ended June 30, 2001..........................         --             (0.41)           10.84            7.85
Year Ended June 30, 2000..........................         --             (0.40)           10.44            1.46
Year Ended June 30, 1999..........................         --             (0.57)           10.69            0.80
Year Ended June 30, 1998..........................         --             (0.51)           11.16            6.81
Year Ended June 30, 1997..........................         --             (0.47)           10.93            6.82

TAX-FREE BOND FUND (CLASS B)
Six Months Ended December 31, 2001 (Unaudited)....         --             (0.25)           12.67            1.56(b)
Year Ended June 30, 2001..........................         --             (0.50)           12.72            8.82
Year Ended June 30, 2000..........................         --             (0.49)           12.16            1.80
Six Months Ended June 30, 1999 (f)................         --             (0.25)           12.44           (2.31)(b)
Year Ended December 31, 1998......................         --             (0.50)           12.99            4.98
Year Ended December 31, 1997......................         --             (0.50)           12.86            8.26
Year Ended December 31, 1996......................      (0.10)            (0.60)           12.36            2.56

MUNICIPAL INCOME FUND (CLASS B)
Six Months Ended December 31, 2001 (Unaudited)....         --             (0.19)            9.73            1.30(b)
Year Ended June 30, 2001..........................         --             (0.40)            9.79            7.91
Year Ended June 30, 2000..........................         --             (0.40)            9.45           (0.58)
Year Ended June 30, 1999..........................         --             (0.41)            9.91            2.14
Year Ended June 30, 1998..........................         --             (0.42)           10.10            7.04
Year Ended June 30, 1997..........................         --             (0.44)            9.84            6.55

ARIZONA MUNICIPAL BOND FUND (CLASS B)
Six Months Ended December 31, 2001 (Unaudited)....         --             (0.18)            9.73            1.53(b)
Year Ended June 30, 2001..........................         --             (0.37)            9.75            7.08
Year Ended June 30, 2000..........................         --             (0.44)            9.46            1.64
Year Ended June 30, 1999..........................         --             (0.52)            9.75            1.04
Year Ended June 30, 1998..........................         --             (0.20)           10.16            2.67
January 20, 1997 to June 30, 1997 (e).............         --                --            10.09            0.90(b)

                                                                               RATIOS/SUPPLEMENTARY DATA
                                                    --------------------------------------------------------------------------------
                                                                                     RATIO OF NET
                                                    NET ASSETS,       RATIO OF        INVESTMENT        RATIO OF
                                                      END OF          EXPENSES        INCOME TO         EXPENSES
                                                      PERIOD         TO AVERAGE        AVERAGE         TO AVERAGE        PORTFOLIO
                                                      (000'S)        NET ASSETS       NET ASSETS       NET ASSETS*      TURNOVER (a)
                                                    -----------      ----------      ------------      -----------      ------------
SHORT-TERM MUNICIPAL BOND FUND (CLASS B)
Six Months Ended December 31, 2001 (Unaudited)....   $  3,994           1.30(c)          3.02(c)          1.30(c)           43.19%
Year Ended June 30, 2001..........................      1,729           1.34             3.63             1.34              89.29
Year Ended June 30, 2000..........................        925           1.47             3.24             1.59             113.70
Six Months Ended June 30, 1999 (d)................        226           1.55(c)          2.80(c)          1.80(c)           74.84
May 4, 1998 to December 31, 1998 (e) (unaudited)..        112           1.61(c)          2.43(c)          1.68(c)           32.23
INTERMEDIATE TAX-FREE BOND FUND (CLASS B)
Six Months Ended December 31, 2001 (Unaudited)....      8,448           1.49(c)          3.54(c)          1.50(c)           33.02
Year Ended June 30, 2001..........................      7,857           1.49             3.77             1.50              96.03
Year Ended June 30, 2000..........................      7,597           1.48             3.81             1.61              86.32
Year Ended June 30, 1999..........................      9,087           1.49             3.58             1.81             108.41
Year Ended June 30, 1998..........................      5,659           1.50             3.80             1.81             109.03
Year Ended June 30, 1997..........................      3,307           1.47             4.09             1.78              86.89
TAX-FREE BOND FUND (CLASS B)
Six Months Ended December 31, 2001 (Unaudited)....     10,606           1.48(c)          3.79(c)          1.48(c)            5.53
Year Ended June 30, 2001..........................      7,253           1.48             3.94             1.48              33.81
Year Ended June 30, 2000..........................      3,456           1.50             4.04             1.56              44.41
Six Months Ended June 30, 1999 (f)................      2,443           1.57(c)          3.64(c)          1.61(c)           37.90
Year Ended December 31, 1998......................      2,142           1.63             3.61             1.63              22.05
Year Ended December 31, 1997......................      1,312           1.60             3.90             1.60              32.08
Year Ended December 31, 1996......................        672           1.58             3.79             1.70              64.51
MUNICIPAL INCOME FUND (CLASS B)
Six Months Ended December 31, 2001 (Unaudited)....    107,732           1.49(c)          3.81(c)          1.49(c)           44.18
Year Ended June 30, 2001..........................    100,458           1.48             4.10             1.49              65.31
Year Ended June 30, 2000..........................     90,118           1.47             4.16             1.54             100.61
Year Ended June 30, 1999..........................     97,899           1.47             3.99             1.67              55.03
Year Ended June 30, 1998..........................     56,911           1.47             4.18             1.67              69.76
Year Ended June 30, 1997..........................     36,258           1.47             4.48             1.67              62.83
ARIZONA MUNICIPAL BOND FUND (CLASS B)
Six Months Ended December 31, 2001 (Unaudited)....        895           1.49(c)          3.60(c)          1.49(c)            6.49
Year Ended June 30, 2001..........................        863           1.49             3.81             1.49              17.30
Year Ended June 30, 2000..........................        713           1.50             3.93             1.56              19.28
Year Ended June 30, 1999..........................        640           1.50             3.67             1.66              16.29
Year Ended June 30, 1998..........................        290           1.50             3.88             1.64              20.89
January 20, 1997 to June 30, 1997 (e).............         --(g)          --(h)            --(h)            --(h)            5.66

One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                      INVESTMENT ACTIVITIES
                                                           --------------------------------------------
                                                                           NET REALIZED
                                             NET ASSET                    AND UNREALIZED
                                              VALUE,          NET             GAINS          TOTAL FROM
                                             BEGINNING     INVESTMENT      (LOSSES) ON       INVESTMENT
                                             OF PERIOD       INCOME        INVESTMENTS       ACTIVITIES
                                             ---------     ----------     --------------     ----------
KENTUCKY MUNICIPAL BOND FUND (CLASS B)
  Six Months Ended December 31, 2001
    (Unaudited)............................   $10.14         $0.19            $(0.08)          $ 0.11
  Year Ended June 30, 2001.................     9.84          0.40              0.30             0.70
  Year Ended June 30, 2000.................    10.06          0.41             (0.22)            0.19
  Year Ended June 30, 1999.................    10.35          0.40             (0.29)            0.11
  Year Ended June 30, 1998.................    10.15          0.42              0.20             0.62
  Year Ended June 30, 1997.................     9.99          0.41              0.16             0.57
LOUISIANA MUNICIPAL BOND FUND (CLASS B)
  Six Months Ended December 31, 2001
    (Unaudited)............................    10.08          0.19             (0.07)            0.12
  Year Ended June 30, 2001.................     9.75          0.39              0.33             0.72
  Year Ended June 30, 2000.................     9.97          0.39             (0.21)            0.18
  Year Ended June 30, 1999.................    10.26          0.39             (0.27)            0.12
  Year Ended June 30, 1998.................    10.10          0.41              0.16             0.57
  Year Ended June 30, 1997.................     9.93          0.40              0.17             0.57
MICHIGAN MUNICIPAL BOND FUND (CLASS B)
  Six Months Ended December 31, 2001
    (Unaudited)............................    10.29          0.20             (0.05)            0.15
  Year Ended June 30, 2001.................     9.89          0.41              0.40             0.81
  Year Ended June 30, 2000.................    10.28          0.42             (0.37)            0.05
  Six Months Ended June 30, 1999 (d).......    10.68          0.20             (0.40)           (0.20)
  Year Ended December 31, 1998.............    10.59          0.39              0.12             0.51
  Year Ended December 31, 1997.............    10.18          0.38              0.44             0.82
  September 23, 1996 to December 31, 1996
    (e)....................................    10.00          0.07              0.17             0.24
OHIO MUNICIPAL BOND FUND (CLASS B)
  Six Months Ended December 31, 2001
    (Unaudited)............................    10.90          0.20             (0.05)            0.15
  Year Ended June 30, 2001.................    10.54          0.44              0.36             0.80
  Year Ended June 30, 2000.................    10.86          0.44             (0.32)            0.12
  Year Ended June 30, 1999.................    11.18          0.44             (0.32)            0.12
  Year Ended June 30, 1998.................    10.98          0.47              0.20             0.67
  Year Ended June 30, 1997.................    10.79          0.47              0.19             0.66
WEST VIRGINIA MUNICIPAL BOND FUND (CLASS B)
  Six Months Ended December 31, 2001
    (Unaudited)............................    10.13          0.20             (0.05)            0.15
  Year Ended June 30, 2001.................     9.80          0.39              0.33             0.72
  Year Ended June 30, 2000.................    10.03          0.40             (0.23)            0.17
  Year Ended June 30, 1999.................    10.35          0.40             (0.31)            0.09
  Year Ended June 30, 1998.................    10.12          0.42              0.23             0.65
  January 20, 1997 to June 30, 1997 (e)....    10.00          0.14              0.12             0.26
SHORT-TERM MUNICIPAL BOND FUND (CLASS C)
  November 1, 2001 to December 31, 2001 (e)
    (Unaudited)............................    10.28          0.05             (0.12)           (0.07)
MUNICIPAL INCOME FUND (CLASS C)
  Six Months Ended December 31, 2001
    (Unaudited)............................     9.79          0.19             (0.06)            0.13
  Year Ended June 30, 2001.................     9.45          0.39              0.34             0.73
  Year Ended June 30, 2000.................     9.91          0.40             (0.46)           (0.06)
  Year Ended June 30, 1999.................    10.09          0.41             (0.18)            0.23
  November 4, 1998 to June 30, 1998 (e)....     9.96          0.68              0.13             0.81


                                                 DISTRIBUTIONS
                                             ---------------------
                                                NET         NET
                                             INVESTMENT   REALIZED
                                               INCOME      GAINS
                                             ----------   --------
KENTUCKY MUNICIPAL BOND FUND (CLASS B)
  Six Months Ended December 31, 2001
    (Unaudited)............................    $(0.19)     $   --
  Year Ended June 30, 2001.................     (0.40)         --
  Year Ended June 30, 2000.................     (0.41)         --
  Year Ended June 30, 1999.................     (0.40)         --
  Year Ended June 30, 1998.................     (0.42)         --
  Year Ended June 30, 1997.................     (0.41)         --
LOUISIANA MUNICIPAL BOND FUND (CLASS B)
  Six Months Ended December 31, 2001
    (Unaudited)............................     (0.19)         --
  Year Ended June 30, 2001.................     (0.39)         --
  Year Ended June 30, 2000.................     (0.39)      (0.01)
  Year Ended June 30, 1999.................     (0.39)      (0.02)
  Year Ended June 30, 1998.................     (0.41)         --
  Year Ended June 30, 1997.................     (0.40)         --
MICHIGAN MUNICIPAL BOND FUND (CLASS B)
  Six Months Ended December 31, 2001
    (Unaudited)............................     (0.20)         --
  Year Ended June 30, 2001.................     (0.41)         --
  Year Ended June 30, 2000.................     (0.42)      (0.02)
  Six Months Ended June 30, 1999 (d).......     (0.20)         --
  Year Ended December 31, 1998.............     (0.40)      (0.02)
  Year Ended December 31, 1997.............     (0.41)         --
  September 23, 1996 to December 31, 1996
    (e)....................................     (0.06)         --
OHIO MUNICIPAL BOND FUND (CLASS B)
  Six Months Ended December 31, 2001
    (Unaudited)............................     (0.20)         --
  Year Ended June 30, 2001.................     (0.44)         --
  Year Ended June 30, 2000.................     (0.44)         --
  Year Ended June 30, 1999.................     (0.44)         --
  Year Ended June 30, 1998.................     (0.47)         --
  Year Ended June 30, 1997.................     (0.47)         --
WEST VIRGINIA MUNICIPAL BOND FUND (CLASS B)
  Six Months Ended December 31, 2001
    (Unaudited)............................     (0.20)         --
  Year Ended June 30, 2001.................     (0.39)         --
  Year Ended June 30, 2000.................     (0.40)         --(f)
  Year Ended June 30, 1999.................     (0.40)      (0.01)
  Year Ended June 30, 1998.................     (0.42)         --
  January 20, 1997 to June 30, 1997 (e)....     (0.14)         --
SHORT-TERM MUNICIPAL BOND FUND (CLASS C)
  November 1, 2001 to December 31, 2001 (e)
    (Unaudited)............................     (0.05)         --
MUNICIPAL INCOME FUND (CLASS C)
  Six Months Ended December 31, 2001
    (Unaudited)............................     (0.19)         --
  Year Ended June 30, 2001.................     (0.39)         --
  Year Ended June 30, 2000.................     (0.40)         --
  Year Ended June 30, 1999.................     (0.41)         --
  November 4, 1998 to June 30, 1998 (e)....     (0.68)         --

------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Not annualized.

(c) Annualized.

(d) Upon reorganizing as a fund of One Group Mutual Funds, the Pegasus Michigan Municipal Bond Fund became the Michigan Municipal Bond Fund. The Financial Highlights for the periods prior to March 22, 1999, represent the Pegasus Michigan Municipal Bond Fund.

(e) Period from commencement of operations.

(f) Amount is less than $0.01.
See notes to financial statements.

--------------------------------------------------------------------------------

                                                                                                 RATIOS/SUPPLEMENTARY DATA
                                                                                           --------------------------------------
                                                                                              NET                    RATIO OF NET
                                               DISTRIBUTIONS   NET ASSET       TOTAL        ASSETS,      RATIO OF     INVESTMENT
                                               -------------    VALUE,        RETURN         END OF      EXPENSES     INCOME TO
                                                   TOTAL        END OF       (EXCLUDES       PERIOD     TO AVERAGE     AVERAGE
                                               DISTRIBUTIONS    PERIOD     SALES CHARGE)    (000'S)     NET ASSETS    NET ASSETS
                                               -------------   ---------   -------------   ----------   ----------   ------------
KENTUCKY MUNICIPAL BOND FUND (CLASS B)
Six Months Ended December 31, 2001
 (Unaudited).................................     $(0.19)       $10.06         1.08%(b)       14,161       1.51%(c)      3.69%(c)
Year Ended June 30, 2001.....................      (0.40)        10.14         7.22%          13,558       1.51%         3.99%
Year Ended June 30, 2000.....................      (0.41)         9.84         1.93%          13,250       1.51%         4.12%
Year Ended June 30, 1999.....................      (0.40)        10.06         1.05%          15,135       1.51%         3.85%
Year Ended June 30, 1998.....................      (0.42)        10.35         6.20%           5,581       1.51%         4.04%
Year Ended June 30, 1997.....................      (0.41)        10.15         5.81%           2,399       1.47%         4.05%
LOUISIANA MUNICIPAL BOND FUND (CLASS B)
Six Months Ended December 31, 2001
 (Unaudited).................................      (0.19)        10.01         1.13%(b)       12,132       1.51%(c)      3.64%(c)
Year Ended June 30, 2001.....................      (0.39)        10.08         7.48%          10,715       1.51%         3.91%
Year Ended June 30, 2000.....................      (0.40)         9.75         1.89%           9,881       1.51%         4.02%
Year Ended June 30, 1999.....................      (0.41)         9.97         1.11%          10,866       1.51%         3.74%
Year Ended June 30, 1998.....................      (0.41)        10.26         5.69%           5,474       1.50%         3.95%
Year Ended June 30, 1997.....................      (0.40)        10.10         5.87%           3,835       1.51%         4.02%
MICHIGAN MUNICIPAL BOND FUND (CLASS B)
Six Months Ended December 31, 2001
 (Unaudited).................................      (0.20)        10.24         1.44%(b)       25,429       1.49%(c)      3.66%(c)
Year Ended June 30, 2001.....................      (0.41)        10.29         8.33%          17,961       1.49%         3.92%
Year Ended June 30, 2000.....................      (0.44)         9.89         0.51%          10,106       1.52%         4.21%
Six Months Ended June 30, 1999 (d)...........      (0.20)        10.28        (1.86)(b)        6,771       1.59%(c)      3.64%(c)
Year Ended December 31, 1998.................      (0.42)        10.68         4.92%           1,940       1.66%         3.52%
Year Ended December 31, 1997.................      (0.41)        10.59         8.26%             707       1.67%         3.84%
September 23, 1996 to December 31, 1996
 (e).........................................      (0.06)        10.18         2.45%(b)          110       1.69%(c)      2.01%(c)
OHIO MUNICIPAL BOND FUND (CLASS B)
Six Months Ended December 31, 2001
 (Unaudited).................................      (0.20)        10.85         1.39%(b)       53,564       1.50%(c)      3.69%(c)
Year Ended June 30, 2001.....................      (0.44)        10.90         7.67%          47,332       1.50%         4.07%
Year Ended June 30, 2000.....................      (0.44)        10.54         1.17%          40,605       1.50%         4.15%
Year Ended June 30, 1999.....................      (0.44)        10.86         1.01%          49,703       1.46%         3.89%
Year Ended June 30, 1998.....................      (0.47)        11.18         6.20%          26,138       1.44%         4.19%
Year Ended June 30, 1997.....................      (0.47)        10.98         6.26%          14,316       1.44%         4.33%
WEST VIRGINIA MUNICIPAL BOND FUND (CLASS B)
Six Months Ended December 31, 2001
 (Unaudited).................................      (0.20)        10.08         1.46%(b)        8,005       1.51%(c)      3.85%(c)
Year Ended June 30, 2001.....................      (0.39)        10.13         7.49%           7,075       1.51%         3.97%
Year Ended June 30, 2000.....................      (0.40)         9.80         1.82%           6,772       1.51%         4.09%
Year Ended June 30, 1999.....................      (0.41)        10.03         0.80%           7,505       1.50%         3.79%
Year Ended June 30, 1998.....................      (0.42)        10.35         6.57%           3,352       1.50%         4.05%
January 20, 1997 to June 30, 1997 (e)........      (0.14)        10.12         2.64%(b)          614       1.49%(c)      4.08%(c)

                                               RATIOS/SUPPLEMENTARY DATA
                                               --------------------------

                                                RATIO OF
                                                EXPENSES
                                               TO AVERAGE     PORTFOLIO
                                               NET ASSETS*   TURNOVER (a)
                                               -----------   ------------
KENTUCKY MUNICIPAL BOND FUND (CLASS B)
Six Months Ended December 31, 2001
 (Unaudited).................................     1.51%(c)      6.47%
Year Ended June 30, 2001.....................     1.51%        16.70%
Year Ended June 30, 2000.....................     1.59%        21.82%
Year Ended June 30, 1999.....................     1.71%         6.30%
Year Ended June 30, 1998.....................     1.70%         5.81%
Year Ended June 30, 1997.....................     1.70%        13.30%
LOUISIANA MUNICIPAL BOND FUND (CLASS B)
Six Months Ended December 31, 2001
 (Unaudited).................................     1.51%(c)      7.13%
Year Ended June 30, 2001.....................     1.51%        11.08%
Year Ended June 30, 2000.....................     1.65%        17.27%
Year Ended June 30, 1999.....................     1.85%        19.67%
Year Ended June 30, 1998.....................     1.83%        12.03%
Year Ended June 30, 1997.....................     1.85%        17.39%
MICHIGAN MUNICIPAL BOND FUND (CLASS B)
Six Months Ended December 31, 2001
 (Unaudited).................................     1.49%(c)      0.83%
Year Ended June 30, 2001.....................     1.49%        17.30%
Year Ended June 30, 2000.....................     1.57%        33.34%
Six Months Ended June 30, 1999 (d)...........     1.70%(c)     10.60%
Year Ended December 31, 1998.................     1.67%        23.33%
Year Ended December 31, 1997.................     1.73%        37.84%
September 23, 1996 to December 31, 1996
 (e).........................................     1.77%(c)     24.49%
OHIO MUNICIPAL BOND FUND (CLASS B)
Six Months Ended December 31, 2001
 (Unaudited).................................     1.51%(c)      9.87%
Year Ended June 30, 2001.....................     1.51%        15.67%
Year Ended June 30, 2000.....................     1.64%        35.46%
Year Ended June 30, 1999.....................     1.83%        13.69%
Year Ended June 30, 1998.....................     1.83%        10.49%
Year Ended June 30, 1997.....................     1.84%         7.45%
WEST VIRGINIA MUNICIPAL BOND FUND (CLASS B)
Six Months Ended December 31, 2001
 (Unaudited).................................     1.51%(c)      6.03%
Year Ended June 30, 2001.....................     1.51%         7.91%
Year Ended June 30, 2000.....................     1.59%        24.67%
Year Ended June 30, 1999.....................     1.71%        15.24%
Year Ended June 30, 1998.....................     1.72%        16.69%
January 20, 1997 to June 30, 1997 (e)........     1.62%(c)      6.21%

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 2001
(Unaudited)

1. ORGANIZATION:

   One Group Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Short-Term Municipal Bond Fund, Intermediate Tax-Free Bond Fund, Tax-Free Bond Fund, Municipal Income Fund, Arizona Municipal Bond Fund, Kentucky Municipal Bond Fund, Louisiana Municipal Bond Fund, Michigan Municipal Bond Fund, Ohio Municipal Bond Fund, and West Virginia Municipal Bond Fund, (individually a "Fund", collectively the "Funds") only.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in less than 61 days), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the mean of the latest bid and ask prices. Options traded over-the-counter are valued using dealer-supplied valuations. Investments for which the above valuation procedures are inappropriate or deemed not to reflect fair value are stated at fair value as determined in good faith under procedures approved by the Board of Trustees.

     FINANCIAL INSTRUMENTS

     Investing in financial instruments such as written options, futures, structured notes and indexed securities involves risks in excess of the amounts reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Funds have in the particular class of instrument. Risks associated with these instruments include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contract, and changes in the value of the currency relative to the U.S. dollar. The Funds enter into these contracts primarily as a means to hedge against adverse fluctuation in the value of securities held or planned to be purchased by the Funds.

     REPURCHASE AGREEMENTS

     The Funds may invest in repurchase agreements with institutions that are deemed by Banc One Investment Advisors Corporation (the "Advisor"), an indirect wholly-owned subsidiary of Bank One Corp., to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. The Funds along with certain other

                                      104
Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 2001
(Unaudited)

     affiliates of the Funds, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements which are fully collateralized by U.S. Treasury or Federal Agency obligations.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date. Interest income includes premium amortization and discount accretion for both financial reporting and tax purposes.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses, which are attributable to more than one Fund of the Trust, are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared and paid monthly. Dividends are declared separately for each class. No class has preferential rights; differences in per share dividends rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually.

     Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets. Certain funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

     FEDERAL INCOME TAXES

     The Funds' policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     DEFERRED ORGANIZATION COSTS

     Prior to June 30, 1998, costs incurred by the Trust in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution were deferred and are being amortized using the straight-line method over a period of five years beginning with the commencement of each Fund's operations. All such costs, which are attributable to more than one Fund of the Trust, have been allocated among the respective Fund's pro-rata, based on the relative net assets of each Fund. In the event that any of the initial shares are redeemed during such period by any holder thereof, the related fund will be reimbursed by such holder for any unamortized organization costs in the proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

                                      105
Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 2001
(Unaudited)

3. SHARES OF BENEFICIAL INTEREST:

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer forty-eight series and seven classes of shares: Class I, Class A, Class B, Class C, Class S, Administrative Class, and Service Class. The Funds are each authorized to issue Class I, Class A, Class B, and Class C shares. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. See Schedules of Capital Stock Activity.

4. INVESTMENT ADVISORY, ADMINISTRATION, AND DISTRIBUTION AGREEMENTS:

   The Trust and the Advisor are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to the following percentages of the Funds' average daily net assets: 0.60% of the Short-Term Municipal Bond Fund, the Intermediate Tax-Free Bond Fund, the Louisiana Municipal Bond Fund, and the Ohio Municipal Bond Fund; 0.45% of the Tax-Free Bond Fund, the Municipal Income Fund, the Arizona Municipal Bond Fund, the Kentucky Municipal Bond Fund, the Michigan Municipal Bond Fund, and the West Virginia Municipal Bond Fund.

   The Trust and One Group Administrative Services, Inc. (the "Administrator") are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on the first $1.5 billion of Trust average daily net assets (excluding the Investor Conservative Growth Fund, the Investor Balanced Fund, the Investor Growth & Income Fund, and the Investor Growth Fund, (the "Investor Funds") and the Institutional Prime Money Market Fund, the Treasury Only Money Market Fund, and the Government Money Market Fund, (the "Institutional Money Market Funds")); 0.18% on the next $0.5 billion of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% of Trust average daily net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion.

   The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A, Class B, and Class C shares are subject to distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A shares of each of the Funds and 1.00% of the average daily net assets of the Class B, and Class C shares of each of the Funds. Currently, the Distributor has voluntarily agreed to limit payments under the Plans to 0.25%, 0.90% (except for Short-Term Municipal Bond Fund which is 0.75%) and 0.90% of average daily net assets of the Class A, Class B and Class C shares, respectively, of each Fund. For the six months ended December 31, 2001, the Distributor received $68,118 from commissions earned on sales of Class A shares and redemptions of Class B and Class C shares, of which the Distributor reallowed $61,573 to affiliated broker/dealers of the Funds.

                                      106
Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 2001
(Unaudited)

   The Advisor and the Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total operating expenses for the following funds and amounts:

    FUND                                                          CLASS I    CLASS A    CLASS B    CLASS C
    ----                                                          -------    -------    -------    -------
    Short-Term Municipal Bond Fund..............................    .55%       .80%      1.30%      1.30%
    Intermediate Tax-Free Bond Fund.............................    .60        .85       1.50         --
    Tax-Free Bond Fund..........................................    .62        .87       1.52         --
    Municipal Income Fund.......................................    .62        .87       1.52       1.52
    Arizona Municipal Bond Fund.................................    .63        .88       1.53         --
    Kentucky Municipal Bond Fund................................    .63        .88       1.53         --
    Louisiana Municipal Bond Fund...............................    .63        .88       1.53         --
    Michigan Municipal Bond Fund................................    .63        .88       1.53         --
    Ohio Municipal Bond Fund....................................    .63        .88       1.53         --
    West Virginia Municipal Bond Fund...........................    .63        .88       1.53         --

   Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Prior Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

   The Trust adopted a Trustee Deferred Compensation Plan (the "Plan"), which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various One Group Mutual Funds until distribution in accordance with the Plan.

5. SECURITIES TRANSACTIONS:

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) during the six months ended December 31, 2001, were as follows (amounts in thousands):

    FUND                                                          PURCHASES     SALES
    ----                                                          ---------    --------
    Short-Term Municipal Bond Fund..............................  $134,074     $ 58,820
    Intermediate Tax-Free Bond Fund.............................   223,877      243,077
    Tax-Free Bond Fund..........................................    34,319       46,845
    Municipal Income Fund.......................................   548,970      490,885
    Arizona Municipal Bond Fund.................................    11,696       19,235
    Kentucky Municipal Bond Fund................................    10,772        9,627
    Louisiana Municipal Bond Fund...............................    13,177       10,216
    Michigan Municipal Bond Fund................................    17,204        2,463
    Ohio Municipal Bond Fund....................................    38,670       21,677
    West Virginia Municipal Bond Fund...........................     5,923        7,867

6. CONCENTRATION OF CREDIT RISK:

   The Arizona, Kentucky, Louisiana, Michigan, Ohio, and West Virginia Municipal Bond Funds invest primarily in debt obligations issued by the respective States and their political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Funds are more susceptible to economic and political factors adversely affecting issuers of the state's specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

7. LINE OF CREDIT:

   The Trust and State Street Bank and Trust Company ("State Street"), and a group of banks (collectively, the "Banks") have a financing agreement. Under this agreement, the Banks provide an unsecured committed credit

                                      107
Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 2001
(Unaudited)

   facility in the aggregate amount of $300 million. The credit facility is allocated, under the terms of the financing agreement, among the Banks. Advances under the agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at the Federal Funds Rate plus 0.50% on an annualized basis. A commitment fee of 0.10% per annum will be incurred on the unused portion of the committed facility, which is allocated to all funds in the Trust. As of December 31, 2001, there were no loans outstanding.

8. SPECIAL MEETING OF SHAREHOLDERS:

   A Special Meeting of Shareholders of the One Group Mutual Funds was held on September 14, 2001. At the meeting, shareholders voted and approved the following proposals:

   Amend the fundamental policy concerning diversification.

    FUND NAME                                                        FOR       AGAINST   ABSTAIN     TOTAL
    ---------                                                     ----------   -------   -------   ----------
    Short-Term Municipal Bond...................................  11,783,538       713       454   11,784,705
    Intermediate Tax-Free Bond..................................  58,921,104   137,236    36,295   59,094,635
    Tax-Free Bond...............................................  43,459,265    76,036   121,897   43,657,198
    Municipal Income............................................  94,527,347   107,972   114,913   94,750,232

   Change the fundamental policy concerning diversification.

    FUND NAME                                                        FOR       AGAINST   ABSTAIN     TOTAL
    ---------                                                     ----------   -------   -------   ----------
    Arizona Municipal Bond......................................  17,997,544     9,065       --    18,006,609
    Kentucky Municipal Bond.....................................  12,914,245     1,427    4,363    12,920,035
    Louisiana Municipal Bond....................................   8,734,332    40,348   11,416     8,786,096
    Michigan Municipal Bond.....................................  20,679,774   483,277   33,175    21,196,226
    Ohio Municipal Bond.........................................  13,456,354    18,499   14,468    13,489,321
    West Virginia Municipal Bond................................   8,275,503    22,633    2,116     8,300,252

   Change the fundamental policy concerning investments in bonds to investments in municipal bonds.

    FUND NAME                                                        FOR       AGAINST   ABSTAIN     TOTAL
    ---------                                                     ----------   -------   -------   ----------
    Short-Term Municipal Bond...................................  11,783,538       713       454   11,784,705
    Intermediate Tax-Free Bond..................................  58,944,493   111,972    38,169   59,094,634
    Tax-Free Bond...............................................  43,487,084    61,052   109,062   43,657,198
    Municipal Income............................................  94,609,585    43,425    97,222   94,750,232

   Change a fundamental policy concerning investments in municipal securities to investments in municipal bonds.

    FUND NAME                                                        FOR       AGAINST   ABSTAIN     TOTAL
    ---------                                                     ----------   -------   -------   ----------
    Arizona Municipal Bond......................................  17,962,107     9,065        --   17,971,172
    Kentucky Municipal Bond.....................................  12,915,284       388     4,363   12,920,035
    Louisiana Municipal Bond....................................   8,752,798    21,882    11,416    8,786,096
    Michigan Municipal Bond.....................................  20,700,020   471,504    24,702   21,196,226
    Ohio Municipal Bond.........................................  13,458,323    19,474    11,524   13,489,321
    West Virginia Municipal Bond................................   8,285,493    12,644     2,116    8,300,253

                                      108
Continued

One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                       DECEMBER 31, 2001
(Unaudited)

   Amend fundamental policies concerning loans.

    FUND NAME                                                        FOR       AGAINST   ABSTAIN     TOTAL
    ---------                                                     ----------   -------   -------   ----------
    Short-Term Municipal Bond...................................  11,733,777    50,474       454   11,784,705
    Intermediate Tax-Free Bond..................................  58,922,047   128,553    44,034   59,094,634
    Tax-Free Bond...............................................  43,472,373    78,151   106,673   43,657,197
    Municipal Income............................................  94,536,729    99,393   114,110   94,750,232
    Arizona Municipal Bond......................................  17,997,544     9,065         0   18,006,609
    Kentucky Municipal Bond.....................................  12,915,284       388     4,363   12,920,035
    Louisiana Municipal Bond....................................   8,733,783    37,551    14,762    8,786,096
    Michigan Municipal Bond.....................................  20,688,550   477,254    30,422   21,196,226
    Ohio Municipal Bond.........................................  13,334,023    18,641   136,657   13,489,321
    West Virginia Municipal Bond................................   8,287,142    10,994     2,116    8,300,252

   Amend fundamental policies concerning borrowing money.

    FUND NAME                                                        FOR       AGAINST   ABSTAIN     TOTAL
    ---------                                                     ----------   -------   -------   ----------
    Short-Term Municipal Bond...................................  11,733,777    50,474       454   11,784,705
    Intermediate Tax-Free Bond..................................  58,922,047   128,553    44,034   59,094,634
    Tax-Free Bond...............................................  43,472,792    78,151   106,255   43,657,198
    Municipal Income............................................  94,553,643    88,199   108,390   94,750,232
    Arizona Municipal Bond......................................  17,997,544     9,065         0   18,006,609
    Kentucky Municipal Bond.....................................  12,915,284       388     4,363   12,920,035
    Louisiana Municipal Bond....................................   8,733,783    37,551    14,762    8,786,096
    Michigan Municipal Bond.....................................  20,688,550   477,254    30,422   21,196,226
    Ohio Municipal Bond.........................................  13,326,587    26,988   135,746   13,489,321
    West Virginia Municipal Bond................................   8,287,142    10,994     2,117    8,300,253

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

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

                 (This page has been left blank intentionally.)

 One Group is distributed by
 The One Group Services Company,
 which is not affiliated with Bank
 One Corporation. Affiliates of
 Bank One Corporation receive
 fees for providing investment advisory,
 administrative and other services
 to the Funds.

 Call Investor Services at
 The One Group Service Center
 at 1 800 480 4111 for a prospectus
 containing complete information
 about charges and expenses. Read
 carefully before investing. Past
 performance is no guarantee of
 future results.

 BANC ONE
 INVESTMENT
 ADVISORS
 CORPORATION
 TOG-F-043-SAN (2/02)

                                                                 [Bank One Logo]